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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2013

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2013 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 35.7%†
	Asset-Backed Securities 2.8%
	Auto Floor Plan ABS 0.1%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A2 0.741%, due 6/15/20 (a)	$400,000	$400,233

	Automobile 0.6%
	Ally Auto Receivables Trust Series 2012-1, Class A3 0.93%, due 2/16/16	300,000	300,709
	Chesapeake Funding LLC Series 2013-1A, Class A 0.645%, due 1/7/25 (a)(b)	500,000	499,940
	Ford Credit Auto Owner Trust Series 2012-A, Class A3 0.84%, due 8/15/16	460,636	461,437
	Huntington Auto Trust Series 2012-2, Class A3 0.51%, due 4/17/17	700,000	697,289
	Hyundai Auto Receivables Trust Series 2012-A, Class A3 0.72%, due 3/15/16	425,066	425,773
	Mercedes-Benz Auto Receivables Trust Series 2012-1, Class A3 0.47%, due 10/17/16	900,000	898,077
	USAA Auto Owner Trust Series 2012-1, Class A3 0.43%, due 8/15/16	400,000	399,057
	Volkswagen Auto Loan Enhanced Trust Series 2012-1, Class A3 0.85%, due 8/22/16	500,000	501,222
			4,183,504
	Credit Cards 0.1%
	Discover Card Master Trust Series 2012-A1, Class A1 0.81%, due 8/15/17	300,000	300,989

	Other ABS 2.0%
	Apidos CDO Series 2013-14A, Class A 1.418%, due 4/15/25 (a)(b)(c)	1,250,000	1,237,500
	Ares CLO, Ltd. 2013-2A A1 1.524%, due 7/28/25 (a)(b)(c)	1,175,000	1,172,062
	Babson CLO, Ltd. / Cayman Islands Series 2013-IA, Class A 1.312%, due 4/20/25 (a)(b)(c)	1,300,000	1,300,000
	Ballyrock CDO, LLC Series 2013-1A, Class A 1.45%, due 5/20/25 (a)(b)(c)	1,000,000	992,500
	Carlyle Global Market Strategies
	Series 2013-3A, Class A1A 1.39%, due 7/15/25 (a)(b)(c)	800,000	794,000
	Series 2013-2A, Class A1 1.416%, due 4/18/25 (a)(b)(c)	500,000	499,700
	Cent CLO, L.P. Series 2013-18A, Class A 1.393%, due 7/23/25 (a)(b)(c)	1,000,000	990,000
	CNH Equipment Trust Series 2012-C, Class A3 0.57%, due 12/15/17	500,000	497,689
	Dryden XXII Senior Loan Fund Series 2013-26A, Class A 1.368%, due 7/15/25 (a)(b)(c)	820,000	817,507
	John Deere Owner Trust
	Series 2012-B, Class A3 0.53%, due 7/15/16	500,000	498,835
	Series 2012-A, Class A3 0.75%, due 3/15/16	600,000	600,423
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.468%, due 1/15/25 (a)(b)(c)	800,000	801,376
	OHA Loan Funding, Ltd. Series 2013-1A, Class A 1.528%, due 7/23/25 (a)(b)(c)	1,200,000	1,200,000
	Race Point CLO, Ltd. Series 2013-8A, Class A 1.524%, due 2/20/25 (a)(b)(c)	780,000	783,190
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.438%, due 4/15/25 (a)(b)(c)	800,000	798,072
			12,982,854
	Total Asset-Backed Securities (Cost $17,898,741)		17,867,580

	Convertible Bond 0.0%‡
	Internet 0.0%‡
	At Home Corp. 4.75%, due 12/31/49 (c)(d)(e)(f)	177,810	18
	Total Convertible Bond (Cost $13,325)		18

	Corporate Bonds 17.3%
	Aerospace & Defense 0.3%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	366,265
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	206,966
	Northrop Grumman Corp. 3.25%, due 8/1/23	675,000	649,032
	United Technologies Corp. 1.80%, due 6/1/17	950,000	959,083
			2,181,346
	Auto Manufacturers 0.2%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	375,000	374,189
	3.875%, due 9/15/21 (b)	500,000	515,148
	Volkswagen International Finance N.V. 1.15%, due 11/20/15 (b)	250,000	251,143
			1,140,480
	Banks 5.6%
	Abbey National Treasury Services PLC 4.00%, due 4/27/16	850,000	901,765
	American Express Bank FSB 6.00%, due 9/13/17	625,000	721,418
¤	Bank of America Corp.
	2.00%, due 1/11/18	1,275,000	1,247,280
	4.10%, due 7/24/23	3,200,000	3,201,699
	5.65%, due 5/1/18	925,000	1,039,826
	Bank of Montreal 1.95%, due 1/30/18 (b)	800,000	818,960
	BB&T Corp.
	1.133%, due 6/15/18 (a)	725,000	725,347
	1.45%, due 1/12/18	300,000	291,392
	BNP Paribas S.A. 3.25%, due 3/3/23	850,000	787,268
	Capital One Financial Corp.
	1.00%, due 11/6/15	775,000	769,700
	2.15%, due 3/23/15	425,000	432,279
¤	Citigroup, Inc.
	3.50%, due 5/15/23	650,000	590,656
	4.587%, due 12/15/15	490,000	524,966
	5.375%, due 8/9/20	700,000	784,979
	6.00%, due 8/15/17	400,000	453,467
	6.01%, due 1/15/15	100,000	106,943
	Commonwealth Bank of Australia 1.95%, due 3/16/15	400,000	408,276
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	3.375%, due 1/19/17	250,000	264,070
	3.875%, due 2/8/22	550,000	553,639
	3.95%, due 11/9/22	1,400,000	1,344,869
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	675,000	672,685
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	193,560
¤	Goldman Sachs Group, Inc. (The)
	2.375%, due 1/22/18	1,150,000	1,136,225
	3.625%, due 2/7/16	225,000	236,058
	3.625%, due 1/22/23	550,000	526,614
	5.375%, due 3/15/20	450,000	495,122
	6.00%, due 6/15/20	175,000	199,033
	HSBC Bank PLC
	1.50%, due 5/15/18 (b)	1,200,000	1,163,620
	4.125%, due 8/12/20 (b)	1,150,000	1,205,824
	Huntington Bancshares, Inc. 2.60%, due 8/2/18	650,000	650,265
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23	1,550,000	1,438,781
	4.50%, due 1/24/22	750,000	793,651
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	190,448
	3.875%, due 5/4/17	400,000	420,406
¤	Morgan Stanley
	4.10%, due 5/22/23	850,000	797,960
	4.875%, due 11/1/22	575,000	576,304
	5.50%, due 1/26/20	300,000	329,871
	5.625%, due 9/23/19	600,000	664,175
	PNC Bank N.A. 3.80%, due 7/25/23	1,000,000	987,458
	Regions Financial Corp. 2.00%, due 5/15/18	750,000	722,006
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	1,325,000	1,352,540
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	1,200,000	1,174,243
	Societe Generale S.A. 2.75%, due 10/12/17	350,000	354,548
	Svenska Handelsbanken AB 2.875%, due 4/4/17	600,000	621,006
	Swedbank AB 1.75%, due 3/12/18 (b)	950,000	927,513
	Wachovia Bank 4.80%, due 11/1/14	1,165,000	1,225,345
	Wells Fargo & Co. 3.45%, due 2/13/23	825,000	789,779
	Westpac Banking Corp. 1.125%, due 9/25/15	350,000	351,746
			36,165,585
	Beverages 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
	1.375%, due 7/15/17	800,000	793,409
	4.375%, due 2/15/21	300,000	325,225
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	248,895
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	575,000	589,549
			1,957,078
	Building Materials 0.0%‡
	CRH America, Inc. 4.125%, due 1/15/16	250,000	263,127
	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	500,000	577,187
	Ecolab, Inc.
	1.45%, due 12/8/17	375,000	366,136
	4.35%, due 12/8/21	625,000	660,187
	LYB International Finance B.V. 4.00%, due 7/15/23	475,000	471,401
			2,074,911
	Computers 0.3%
¤	Hewlett-Packard Co.
	2.35%, due 3/15/15	975,000	990,341
	4.65%, due 12/9/21	925,000	938,160
			1,928,501
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	152,931

	Distribution & Wholesale 0.1%
	Glencore Funding LLC 2.50%, due 1/15/19 (b)	575,000	527,562
	Diversified Financial Services 0.6%
¤	General Electric Capital Corp.
	1.625%, due 4/2/18	700,000	686,190
	2.30%, due 4/27/17	775,000	786,341
	3.10%, due 1/9/23	200,000	188,029
	5.50%, due 1/8/20	525,000	595,156
	6.00%, due 8/7/19	750,000	874,100
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	450,000	438,715
			3,568,531
	Electric 1.4%
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	358,688
	Entergy Louisiana LLC
	1.875%, due 12/15/14	150,000	152,160
	3.30%, due 12/1/22	150,000	145,609
	Entergy Mississippi, Inc. 3.10%, due 7/1/23	150,000	142,071
	FirstEnergy Corp. 4.25%, due 3/15/23	875,000	798,837
	GDF Suez 1.625%, due 10/10/17 (b)	450,000	443,930
	Great Plains Energy, Inc.
	2.75%, due 8/15/13	1,100,000	1,100,562
	4.85%, due 6/1/21	210,000	226,066
	5.292%, due 6/15/22 (g)	190,000	207,809
	Hydro-Quebec 2.00%, due 6/30/16	550,000	566,720
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,235,376
	NextEra Energy Capital Holdings, Inc. 1.20%, due 6/1/15	250,000	251,357
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	301,740
	NiSource Finance Corp. 4.45%, due 12/1/21	400,000	413,893
	NSTAR Electric Co. 2.375%, due 10/15/22	400,000	369,549
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	514,192
	PPL Capital Funding, Inc.
	3.50%, due 12/1/22	400,000	386,264
	4.20%, due 6/15/22	300,000	304,577
	Progress Energy, Inc. 6.05%, due 3/15/14	737,000	760,986
	Westar Energy, Inc. 6.00%, due 7/1/14	400,000	419,295
			9,099,681
	Finance - Auto Loans 0.3%
	Ford Motor Credit Co. LLC
	3.00%, due 6/12/17	875,000	887,695
	4.25%, due 9/20/22	1,300,000	1,297,677
			2,185,372
	Finance - Commercial 0.1%
	Caterpillar Financial Services Corp. 2.05%, due 8/1/16	725,000	746,157

	Finance - Consumer Loans 0.2%
	John Deere Capital Corp.
	1.25%, due 12/2/14	150,000	151,526
	1.70%, due 1/15/20	675,000	639,809
	2.80%, due 9/18/17	150,000	156,590
	5.75%, due 9/10/18	150,000	175,215
			1,123,140
	Finance - Investment Banker/Broker 0.1%
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	400,000	410,000

	Finance - Leasing Companies 0.0%‡
	Boeing Capital Corp. 2.90%, due 8/15/18	200,000	209,000

	Food 0.7%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	246,148
	4.625%, due 11/1/20	650,000	682,227
	Kellogg Co. 1.75%, due 5/17/17	225,000	223,110
	Kroger Co. (The) 3.85%, due 8/1/23	675,000	670,382
	Mondelez International, Inc. 4.125%, due 2/9/16	1,425,000	1,525,031
	Safeway, Inc. 3.40%, due 12/1/16	750,000	783,682
	Unilever Capital Corp. 0.85%, due 8/2/17	225,000	218,489
			4,349,069
	Forest Products & Paper 0.3%
	Georgia-Pacific LLC 3.734%, due 7/15/23 (b)	1,025,000	1,006,603
	International Paper Co. 4.75%, due 2/15/22	600,000	636,096
			1,642,699
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	203,227

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	172,579

	Health Care - Products 0.2%
	Baxter International, Inc. 3.20%, due 6/15/23	450,000	440,897
	Becton Dickinson and Co. 3.125%, due 11/8/21	600,000	590,597
	CR Bard, Inc. 1.375%, due 1/15/18	225,000	219,411
	Zimmer Holdings, Inc. 1.40%, due 11/30/14	325,000	327,173
			1,578,078
	Health Care - Services 0.0%‡
	Aetna, Inc. 1.75%, due 5/15/17	150,000	148,850

	Insurance 1.0%
	AON Corp. 3.125%, due 5/27/16	300,000	314,080
	Assurant, Inc. 2.50%, due 3/15/18	850,000	833,926
	ING U.S., Inc. 2.90%, due 2/15/18 (b)	910,000	907,649
	Loews Corp. 2.625%, due 5/15/23	700,000	644,508
	Markel Corp. 3.625%, due 3/30/23	625,000	599,409
	MetLife, Inc. 1.756%, due 12/15/17	350,000	346,713
	Metropolitan Life Global Funding I
	1.50%, due 1/10/18 (b)	525,000	513,019
	5.125%, due 6/10/14 (b)	750,000	779,347
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	250,000	269,974
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	588,104
	Prudential Financial, Inc. 4.50%, due 11/16/21	450,000	483,651
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	325,000	315,580
			6,595,960
	Iron & Steel 0.2%
	ArcelorMittal 4.25%, due 2/25/15	250,000	257,188
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	341,900
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	531,362
			1,130,450
	Lodging 0.1%
	Wyndham Worldwide Corp. 3.90%, due 3/1/23	600,000	570,289

	Machinery - Diversified 0.1%
	Roper Industries, Inc. 6.625%, due 8/15/13	450,000	450,712

	Media 0.2%
	COX Communications, Inc. 5.45%, due 12/15/14	192,000	204,036
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	300,000	314,728
	Reed Elsevier Capital, Inc. 7.75%, due 1/15/14	150,000	154,560
	Viacom, Inc. 1.25%, due 2/27/15	400,000	401,923
			1,075,247
	Mining 0.8%
	Barrick Gold Corp.
	2.50%, due 5/1/18 (b)	650,000	603,174
	4.10%, due 5/1/23 (b)	500,000	425,254
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	458,818
	Freeport-McMoRan Copper & Gold, Inc.
	2.375%, due 3/15/18 (b)	950,000	900,117
	3.875%, due 3/15/23 (b)	375,000	339,270
	Goldcorp, Inc. 2.125%, due 3/15/18	700,000	667,062
	Rio Tinto Finance USA PLC 1.113%, due 6/17/16 (a)	625,000	625,179
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	486,630
	3.50%, due 11/2/20	100,000	99,260
	Teck Resources, Ltd. 3.75%, due 2/1/23	925,000	836,959
			5,441,723
	Miscellaneous - Manufacturing 0.0%‡
	Tyco Electronics Group S.A. 1.60%, due 2/3/15	200,000	202,047

	Oil & Gas 0.8%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	800,000	904,523
	Apache Corp. 3.625%, due 2/1/21	375,000	385,707
	BP Capital Markets PLC 1.846%, due 5/5/17	225,000	226,422
	Petrobras International Finance Co.
	2.875%, due 2/6/15	625,000	634,834
	5.375%, due 1/27/21	1,000,000	995,835
	Petroleos Mexicanos 3.50%, due 1/30/23 (b)	300,000	274,500
	Phillips 66 2.95%, due 5/1/17	375,000	389,260
	Plains Exploration & Production Co. 6.75%, due 2/1/22	200,000	214,130
	Shell International Finance B.V. 1.125%, due 8/21/17	475,000	468,565
	Statoil ASA 3.125%, due 8/17/17	125,000	132,864
	Total Capital International S.A.
	1.55%, due 6/28/17	200,000	199,689
	2.875%, due 2/17/22	425,000	410,941
			5,237,270
	Oil & Gas Services 0.0%‡
	Cameron International Corp. 1.60%, due 4/30/15	125,000	125,901

	Packaging & Containers 0.1%
	Bemis Co., Inc. 5.65%, due 8/1/14	775,000	810,302

	Pharmaceuticals 0.6%
	AbbVie, Inc. 1.75%, due 11/6/17 (b)	850,000	839,956
	Express Scripts Holding Co. 2.10%, due 2/12/15	725,000	737,007
	Mylan, Inc. 2.60%, due 6/24/18 (b)	325,000	324,385
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	576,638
	Sanofi
	1.25%, due 4/10/18	450,000	438,712
	4.00%, due 3/29/21	475,000	506,460
	Teva Pharmaceutical Finance Co. B.V. 2.40%, due 11/10/16	300,000	310,065
			3,733,223
	Pipelines 0.4%
	Energy Transfer Partners, L.P. 5.20%, due 2/1/22	600,000	641,739
	Enterprise Products Operating LLC 1.25%, due 8/13/15	250,000	251,554
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	1,041,228
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	484,051
			2,418,572
	Real Estate 0.0%‡
	WEA Finance LLC / WT Finance Aust Pty, Ltd. 5.75%, due 9/2/15 (b)	250,000	273,625

	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,675,691
	DDR Corp. 4.75%, due 4/15/18	800,000	868,470
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	655,616
	National Retail Properties, Inc. 6.25%, due 6/15/14	225,000	234,882
	ProLogis, L.P. 6.625%, due 5/15/18	1,550,000	1,806,443
			5,241,102
	Retail 0.2%
	Dollar General Corp. 1.875%, due 4/15/18	625,000	603,977
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	551,746
			1,155,723
	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	519,784

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	517,098

	Telecommunications 0.7%
	AT&T, Inc.
	1.70%, due 6/1/17	300,000	299,542
	2.40%, due 8/15/16	275,000	284,238
	2.625%, due 12/1/22	950,000	867,722
	Cellco Partnership / Verizon Wireless Capital LLC 5.55%, due 2/1/14	450,000	460,404
	Orange S.A. 2.75%, due 9/14/16	325,000	335,830
	Telefonica Emisiones SAU 5.134%, due 4/27/20	925,000	950,366
	Verizon Communications, Inc. 2.00%, due 11/1/16	300,000	307,160
	Vivendi S.A. 2.40%, due 4/10/15 (b)	350,000	357,029
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	337,833
			4,200,124
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	288,975

	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	450,119
	Total Corporate Bonds (Cost $111,892,830)		112,266,150

	Foreign Government Bonds 0.5%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	950,000	932,805
	Province of Quebec 3.50%, due 7/29/20	400,000	417,800
			1,350,605
	Sovereign 0.3%
	Brazilian Government International Bond 2.625%, due 1/5/23	500,000	431,250
	Italy Government International Bond 4.75%, due 1/25/16	500,000	527,750
	Poland Government International Bond 5.00%, due 3/23/22	150,000	160,875
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	750,000	720,188
			1,840,063
	Total Foreign Government Bonds (Cost $3,298,577)		3,190,668

	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.5%
	Commercial Mortgage Pass Through Certificates Series 2013-THL, Class A2 1.245%, due 6/10/30 (a)(b)	800,000	796,602
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/17/45	500,000	509,266
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	450,000	494,847
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	664,726
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	600,000	670,303
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	100,000	110,073
			3,245,817
	Whole Loan Collateral (Collateralized Mortgage Obligations) 0.2%
	Fosse Master Issuer PLC Series 2011-1A, Class A5 1.777%, due 10/19/54 (a)(b)	365,000	373,981
	Holmes Master Issuer PLC Series Reg S 1.927%, due 10/15/54 (a)(b)	595,000	604,034
	Permanent Master Issuer PLC Series 2011-2A, Class 1A2 1.818%, due 7/15/42 (a)(b)	250,000	253,502
			1,231,517
	Total Mortgage-Backed Securities (Cost $4,478,694)		4,477,334

	U.S. Government & Federal Agencies 14.3%
	Federal Home Loan Bank 0.3%
	0.80%, due 6/24/16	500,000	497,987
	1.30%, due 6/5/18	375,000	367,147
	1.375%, due 5/28/14	1,000,000	1,010,022
			1,875,156
¤	Federal Home Loan Mortgage Corporation 1.0%
	0.50%, due 4/17/15	1,400,000	1,404,658
	0.75%, due 11/25/14	875,000	881,163
	0.75%, due 1/12/18	625,000	607,039
	0.875%, due 3/7/18	600,000	584,231
	1.00%, due 9/27/17	225,000	222,123
	1.125%, due 5/25/18	600,000	586,234
	1.75%, due 9/10/15	1,000,000	1,027,817
	1.75%, due 5/30/19	1,000,000	991,837
			6,305,102
¤	Federal National Mortgage Association 1.3%
	0.375%, due 3/16/15	1,250,000	1,251,677
	0.60%, due 3/4/16	350,000	348,789
	0.70%, due 9/6/16	450,000	447,491
	0.875%, due 10/26/17	750,000	735,420
	0.875%, due 12/20/17	500,000	488,905
	0.875%, due 5/21/18	450,000	436,686
	1.00%, due 12/28/17	300,000	293,526
	1.00%, due 2/15/18	650,000	632,947
	1.25%, due 1/30/17	750,000	757,696
	1.375%, due 11/15/16	2,900,000	2,945,945
	2.75%, due 3/13/14	400,000	406,473
			8,745,555
¤	United States Treasury Notes 11.7%
	0.25%, due 9/30/14	1,000,000	1,000,977
	0.25%, due 5/15/15	4,610,000	4,607,658
	0.25%, due 5/31/15	400,000	399,781
	0.25%, due 7/31/15	2,000,000	1,997,656
	0.25%, due 12/15/15	7,170,000	7,141,435
	0.25%, due 4/15/16	5,390,000	5,351,682
	0.25%, due 5/15/16	4,985,000	4,944,497
	0.375%, due 6/30/15	2,300,000	2,303,323
	0.375%, due 11/15/15	1,805,000	1,804,013
	0.375%, due 1/15/16	1,200,000	1,198,031
	0.375%, due 2/15/16	5,450,000	5,436,800
	0.375%, due 3/15/16	4,275,000	4,261,974
	0.50%, due 6/15/16	5,600,000	5,589,063
	0.625%, due 7/15/16	3,700,000	3,703,178
	0.75%, due 12/31/17	5,475,000	5,368,495
	0.875%, due 1/31/18	2,840,000	2,794,736
	1.00%, due 5/31/18	2,590,000	2,548,721
	1.25%, due 7/31/18	1,200,000	1,199,063
	1.375%, due 6/30/18	5,025,000	5,026,176
	1.50%, due 8/31/18	6,500,000	6,525,896
	1.625%, due 11/15/22	5,600	5,184
	1.75%, due 5/15/23	810,000	751,275
	2.25%, due 7/31/18	1,955,000	2,036,101
			75,995,715
	Total U.S. Government & Federal Agencies (Cost $93,124,548)		92,921,528

	Yankee Bond 0.1% (h)
	Transportation 0.1%
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	403,605
	Total Yankee Bond (Cost $397,945)		403,605
	Total Long-Term Bonds (Cost $231,104,660)		231,126,883

		Shares	Value
	Common Stocks 63.4%
	Aerospace & Defense 1.4%
	Exelis, Inc.	97,387	1,439,380
	General Dynamics Corp.	18,405	1,570,683
	Northrop Grumman Corp.	17,486	1,609,761
	Raytheon Co.	22,107	1,588,167
	Spirit AeroSystems Holdings, Inc. Class A (i)	62,150	1,576,124
	United Technologies Corp.	13,479	1,422,978
			9,207,093
	Agriculture 0.4%
	Archer-Daniels-Midland Co.	33,282	1,213,794
	Reynolds American, Inc.	22,620	1,118,107
			2,331,901
	Airlines 0.6%
	Alaska Air Group, Inc. (i)	19,661	1,202,663
	Delta Air Lines, Inc. (i)	39,876	846,568
	Southwest Airlines Co.	137,363	1,899,730
			3,948,961
	Apparel 0.2%
	Deckers Outdoor Corp. (i)	25,326	1,388,625

	Auto Manufacturers 0.5%
	Ford Motor Co.	80,688	1,362,013
	General Motors Co. (i)	41,827	1,500,335
	PACCAR, Inc.	5,700	320,739
			3,183,087
	Auto Parts & Equipment 0.2%
	Johnson Controls, Inc.	33,787	1,358,575
	Lear Corp.	1,662	115,127
			1,473,702
	Banks 4.6%
¤	Bank of America Corp.	80,704	1,178,278
	Bank of New York Mellon Corp.	48,964	1,539,918
	BB&T Corp.	38,962	1,390,554
	Capital One Financial Corp.	20,373	1,406,144
	CapitalSource, Inc.	12,575	152,157
	CIT Group, Inc. (i)	44,646	2,237,211
¤	Citigroup, Inc.	29,244	1,524,782
	Comerica, Inc.	33,206	1,412,583
	Fifth Third Bancorp	88,897	1,709,489
	First Citizens BancShares, Inc. Class A	543	113,759
	First Republic Bank	37,676	1,627,226
¤	Goldman Sachs Group, Inc. (The)	7,260	1,190,858
	Huntington Bancshares, Inc.	196,780	1,682,469
¤	JPMorgan Chase & Co.	27,335	1,523,380
	KeyCorp	142,247	1,748,216
	M&T Bank Corp.	724	84,607
¤	Morgan Stanley	43,003	1,170,112
	Northern Trust Corp.	991	58,013
	PNC Financial Services Group, Inc.	17,995	1,368,520
	Regions Financial Corp.	19,619	196,386
	State Street Corp.	21,981	1,531,416
	SunTrust Banks, Inc.	76,563	2,663,627
	U.S. Bancorp	36,849	1,375,205
	Wells Fargo & Co.	26,822	1,166,757
			30,051,667
	Beverages 0.3%
	Constellation Brands, Inc. Class A (i)	9,889	515,118
	Molson Coors Brewing Co. Class B	30,303	1,516,968
			2,032,086
	Biotechnology 0.0%‡
	Charles River Laboratories International, Inc. (i)	1,873	85,296

	Chemicals 1.0%
	Air Products & Chemicals, Inc.	12,295	1,335,729
	CF Industries Holdings, Inc.	2,325	455,723
	Dow Chemical Co. (The)	39,503	1,384,185
	Mosaic Co. (The)	22,046	905,870
	PPG Industries, Inc.	9,630	1,545,037
	W.R. Grace & Co. (i)	4,886	375,343
	Westlake Chemical Corp.	5,797	603,004
			6,604,891
	Coal 0.0%‡
	Peabody Energy Corp.	6,078	100,652

	Commercial Services 1.4%
	ADT Corp. (The) (i)	20,246	811,460
	Booz Allen Hamilton Holding Corp.	69,978	1,496,130
	CoreLogic, Inc. (i)	34,886	973,319
	DeVry, Inc.	46,339	1,393,877
	ManpowerGroup, Inc.	28,273	1,890,615
	R.R. Donnelley & Sons Co.	95,946	1,822,015
	SAIC, Inc.	2,431	37,170
	Service Corp. International	11,303	214,418
	Towers Watson & Co. Class A	7,130	600,560
			9,239,564
	Computers 2.2%
	Apple, Inc.	3,569	1,614,973
	Brocade Communications Systems, Inc. (i)	230,646	1,536,102
	Computer Sciences Corp.	40,943	1,951,343
	Dell, Inc.	117,446	1,488,041
	EMC Corp.	60,168	1,573,393
¤	Hewlett-Packard Co.	58,522	1,502,845
	Lexmark International, Inc. Class A	44,093	1,653,047
	SanDisk Corp. (i)	7,834	431,810
	Western Digital Corp.	38,940	2,506,957
			14,258,511
	Cosmetics & Personal Care 0.2%
	Procter & Gamble Co. (The)	14,834	1,191,170

	Diversified Financial Services 0.2%
	Artisan Partners Asset Management, Inc. (i)	10,260	543,780
	LPL Financial Holdings, Inc.	14,569	554,496
			1,098,276
	Electric 4.2%
	AES Corp. (The)	160,894	2,001,521
	Ameren Corp.	50,324	1,802,103
	American Electric Power Co., Inc.	25,226	1,169,225
	CMS Energy Corp.	41,076	1,149,717
	Consolidated Edison, Inc.	22,646	1,356,495
	Dominion Resources, Inc.	19,800	1,174,338
	DTE Energy Co.	34,386	2,431,090
	Duke Energy Corp.	16,742	1,188,682
	Edison International	24,582	1,225,413
	Entergy Corp.	6,209	419,108
	Exelon Corp.	37,423	1,144,770
	FirstEnergy Corp.	5,390	205,197
	NextEra Energy, Inc.	13,943	1,207,603
	Northeast Utilities	3,209	142,512
	OGE Energy Corp.	7,986	298,676
	PG&E Corp.	30,010	1,377,159
	Pinnacle West Capital Corp.	24,536	1,445,171
	PPL Corp.	29,082	923,935
	Public Service Enterprise Group, Inc.	72,129	2,437,239
	Southern Co. (The)	26,111	1,170,817
	Wisconsin Energy Corp.	19,959	867,817
	Xcel Energy, Inc.	64,481	1,931,206
			27,069,794
	Electrical Components & Equipment 0.5%
	Emerson Electric Co.	23,658	1,451,892
	Energizer Holdings, Inc.	17,434	1,774,781
			3,226,673
	Electronics 0.6%
	Agilent Technologies, Inc.	981	43,880
	Garmin, Ltd.	8,003	320,760
	Gentex Corp.	480	10,839
	Jabil Circuit, Inc.	28,953	665,630
	Thermo Fisher Scientific, Inc.	15,355	1,398,994
	Vishay Intertechnology, Inc. (i)	98,716	1,420,523
			3,860,626
	Engineering & Construction 0.3%
	AECOM Technology Corp. (i)	47,572	1,612,691

	Entertainment 0.2%
	Regal Entertainment Group Class A	74,073	1,396,276

	Environmental Controls 0.2%
	Waste Management, Inc.	36,410	1,530,312

	Finance - Credit Card 0.2%
	Discover Financial Services	30,464	1,508,273

	Finance - Investment Banker/Broker 0.6%
	Charles Schwab Corp. (The)	55,507	1,226,150
	Interactive Brokers Group, Inc. Class A	80,413	1,302,691
	Raymond James Financial, Inc.	33,094	1,458,452
			3,987,293
	Finance - Other Services 0.4%
	CME Group, Inc.	15,591	1,153,422
	NASDAQ OMX Group, Inc. (The)	48,070	1,557,468
			2,710,890
	Food 1.6%
	Campbell Soup Co.	2,213	103,568
	Ingredion, Inc.	18,883	1,268,938
	J.M. Smucker Co. (The)	7,117	800,805
	Kellogg Co.	17,875	1,184,040
	Mondelez International, Inc. Class A	50,389	1,575,664
	Pinnacle Foods, Inc.	13,966	355,714
	Safeway, Inc.	72,003	1,856,957
	Sysco Corp.	33,217	1,146,319
	Tyson Foods, Inc. Class A	73,425	2,027,998
			10,320,003
	Forest Products & Paper 0.3%
	Domtar Corp.	1,709	118,793
	International Paper Co.	31,204	1,507,465
	MeadWestvaco Corp.	8,196	302,842
			1,929,100
	Gas 0.7%
	CenterPoint Energy, Inc.	92,257	2,289,819
	Sempra Energy	7,488	656,173
	UGI Corp.	29,584	1,242,232
			4,188,224
	Hand & Machine Tools 0.2%
	Regal-Beloit Corp.	19,627	1,269,474

	Health Care - Products 1.9%
	Alere, Inc. (i)	32,588	1,088,439
	Boston Scientific Corp. (i)	256,756	2,803,775
	CareFusion Corp. (i)	52,916	2,040,970
	Covidien PLC	22,485	1,385,751
	Hill-Rom Holdings, Inc.	40,122	1,487,322
	Medtronic, Inc.	28,169	1,556,056
	St. Jude Medical, Inc.	11,048	578,805
	Stryker Corp.	19,515	1,375,027
			12,316,145
	Health Care - Services 1.7%
	Aetna, Inc.	21,268	1,364,767
	Cigna Corp.	8,214	639,296
	Community Health Systems, Inc.	35,250	1,623,615
	HCA Holdings, Inc.	55,825	2,177,175
	Humana, Inc.	278	25,370
	LifePoint Hospitals, Inc. (i)	29,206	1,435,767
	UnitedHealth Group, Inc.	21,841	1,591,117
	Universal Health Services, Inc. Class B	11,122	777,984
	WellPoint, Inc.	17,828	1,525,364
			11,160,455
	Holding Company - Diversified 0.1%
	Leucadia National Corp.	15,362	412,162

	Home Furnishing 0.0%‡
	Whirlpool Corp.	1,196	160,192

	Household Products & Wares 0.4%
	Avery Dennison Corp.	33,628	1,504,180
	Kimberly-Clark Corp.	13,810	1,364,428
			2,868,608
	Insurance 6.3%
	ACE, Ltd.	14,340	1,310,389
	Aflac, Inc.	25,972	1,601,953
	Alleghany Corp. (i)	2,520	1,017,778
	Allied World Assurance Co. Holdings, A.G.	4,422	418,542
	Allstate Corp. (The)	29,586	1,508,294
	American Financial Group, Inc.	13,501	697,867
	American International Group, Inc. (i)	32,792	1,492,364
	American National Insurance Co.	3,607	405,788
	Arch Capital Group, Ltd. (i)	10,903	590,397
	Aspen Insurance Holdings, Ltd.	23,484	880,415
	Assurant, Inc.	31,269	1,693,529
	Assured Guaranty, Ltd.	67,601	1,462,886
	Axis Capital Holdings, Ltd.	32,993	1,437,175
	Berkshire Hathaway, Inc. Class B (i)	11,521	1,334,938
	Chubb Corp. (The)	15,418	1,333,657
	Fidelity National Financial, Inc. Class A	37,125	908,820
	Genworth Financial, Inc. Class A (i)	150,739	1,958,100
	Hartford Financial Services Group, Inc. (The)	1,214	37,464
	HCC Insurance Holdings, Inc.	5,847	260,367
	ING U.S., Inc. (i)	51,301	1,596,487
	Lincoln National Corp.	49,199	2,050,122
	Loews Corp.	25,704	1,170,817
	Marsh & McLennan Cos., Inc.	28,477	1,192,332
	MBIA, Inc. (i)	107,520	1,451,520
	MetLife, Inc.	27,969	1,354,259
	PartnerRe, Ltd.	18,998	1,701,081
	Progressive Corp. (The)	690	17,947
	Protective Life Corp.	38,253	1,657,503
	Prudential Financial, Inc.	19,624	1,549,707
	RenaissanceRe Holdings, Ltd.	5,978	519,907
	StanCorp Financial Group, Inc.	17,444	926,102
	Travelers Companies, Inc. (The)	18,228	1,522,949
	Unum Group	32,843	1,039,153
	W.R. Berkley Corp.	12,929	547,802
	White Mountains Insurance Group, Ltd.	13	7,774
	XL Group PLC	59,021	1,850,308
			40,506,493
	Internet 0.8%
	AOL, Inc. (i)	41,358	1,523,629
	Liberty Interactive Corp. Class A (i)	45,024	1,101,287
	Symantec Corp.	54,703	1,459,476
	Yahoo!, Inc. (i)	40,161	1,128,122
			5,212,514
	Investment Company 0.2%
	American Capital Ltd. (i)	95,802	1,308,655

	Investment Management/Advisory Services 0.3%
	Ameriprise Financial, Inc.	6,669	593,541
	BlackRock, Inc.	4,898	1,381,040
	Invesco, Ltd.	2,897	93,255
			2,067,836
	Iron & Steel 0.1%
	Nucor Corp.	1,709	79,947
	Reliance Steel & Aluminum Co.	3,297	231,449
			311,396
	Leisure Time 0.2%
	Carnival Corp.	32,492	1,203,179

	Lodging 0.1%
	MGM Resorts International (i)	56,360	919,232

	Machinery - Construction & Mining 0.3%
	Caterpillar, Inc.	13,896	1,152,117
	Terex Corp. (i)	23,008	678,276
			1,830,393
	Machinery - Diversified 0.4%
	AGCO Corp.	22,337	1,256,456
	Cummins, Inc.	11,674	1,414,772
			2,671,228
	Media 2.8%
	CBS Corp. Class B	25,514	1,348,160
	Comcast Corp. Class A	34,751	1,566,575
	Gannett Co., Inc.	70,744	1,822,365
	Liberty Global PLC Class A (i)	16,805	1,363,222
	Liberty Media Corp. Class A (i)	9,335	1,341,720
	McGraw Hill Financial, Inc.	13,394	828,553
	News Corp. Class A (i)	99,606	1,586,716
	Sirius XM Radio, Inc.	370,202	1,380,853
	Thomson Reuters Corp.	39,469	1,343,130
	Time Warner, Inc.	24,753	1,541,122
	Twenty-First Century Fox, Inc.	38,400	1,147,392
	Walt Disney Co. (The)	20,754	1,341,746
	Washington Post Co. (The) Class B	2,881	1,548,134
			18,159,688
	Metal Fabricate & Hardware 0.2%
	Timken Co.	22,296	1,302,532

	Mining 0.2%
	Freeport-McMoRan Copper & Gold, Inc.	42,286	1,195,848
	Newmont Mining Corp.	3,509	105,270
			1,301,118
	Miscellaneous - Manufacturing 1.4%
	3M Co.	11,829	1,389,079
	Carlisle Companies, Inc.	4,378	296,566
	Danaher Corp.	20,163	1,357,776
	Dover Corp.	1,403	120,153
	Eaton Corp. PLC	17,611	1,214,278
	General Electric Co.	50,410	1,228,492
	Illinois Tool Works, Inc.	18,790	1,353,632
	Parker Hannifin Corp.	1,120	115,674
	Pentair, Ltd.	18,907	1,154,839
	Trinity Industries, Inc.	16,464	648,188
			8,878,677
	Office & Business Equipment 0.6%
	Pitney Bowes, Inc.	97,928	1,616,791
	Xerox Corp.	234,901	2,278,540
			3,895,331
	Oil & Gas 4.2%
	Anadarko Petroleum Corp.	17,072	1,511,214
	Apache Corp.	16,340	1,311,285
	Chesapeake Energy Corp.	3,733	86,979
	Chevron Corp.	10,887	1,370,564
	ConocoPhillips	20,919	1,356,806
	Devon Energy Corp.	24,058	1,323,431
	Diamond Offshore Drilling, Inc.	5,736	386,836
	EOG Resources, Inc.	8,103	1,178,906
	Exxon Mobil Corp.	12,621	1,183,219
	Hess Corp.	21,353	1,589,944
	HollyFrontier Corp.	40,084	1,825,826
	Marathon Oil Corp.	37,170	1,351,501
	Marathon Petroleum Corp.	22,564	1,654,618
	Murphy Oil Corp.	37,199	2,519,116
	Noble Energy, Inc.	9,023	563,847
	Occidental Petroleum Corp.	13,051	1,162,192
	Patterson-UTI Energy, Inc.	74,234	1,467,606
	Phillips 66	27,070	1,664,805
	Tesoro Corp.	35,609	2,024,372
	Valero Energy Corp.	45,029	1,610,687
			27,143,754
	Oil & Gas Services 1.2%
	Baker Hughes, Inc.	27,832	1,320,072
	MRC Global, Inc. (i)	49,144	1,318,042
	National Oilwell Varco, Inc.	16,333	1,146,087
	Oil States International, Inc. (i)	18,390	1,788,060
	RPC, Inc.	89,142	1,276,513
	Superior Energy Services, Inc. (i)	44,260	1,133,941
			7,982,715
	Packaging & Containers 0.2%
	Greif, Inc. Class A	20,281	1,121,945

	Pharmaceuticals 2.7%
	Abbott Laboratories	38,263	1,401,574
	Bristol-Myers Squibb Co.	35,059	1,515,951
	Cardinal Health, Inc.	39,749	1,991,027
	Eli Lilly & Co.	27,364	1,453,302
	Express Scripts Holding Co. (i)	23,182	1,519,580
	Johnson & Johnson	15,149	1,416,431
	Mallinckrodt PLC (i)	31,702	1,454,805
	Merck & Co., Inc.	25,130	1,210,512
	Omnicare, Inc.	35,002	1,847,756
	Pfizer, Inc.	47,948	1,401,520
	VCA Antech, Inc. (i)	53,622	1,542,169
	Warner Chilcott PLC Class A	32,274	687,759
			17,442,386
	Pipelines 0.5%
	Kinder Morgan, Inc.	30,141	1,138,124
	Spectra Energy Corp.	32,959	1,186,194
	Williams Cos., Inc. (The)	35,034	1,197,112
			3,521,430
	Real Estate Investment Trusts 4.4%
	Apartment Investment & Management Co. Class A	36,620	1,075,896
	AvalonBay Communities, Inc.	2,818	381,388
	BioMed Realty Trust, Inc.	1,066	22,024
	Boston Properties, Inc.	1,232	131,762
	CBL & Associates Properties, Inc.	65,619	1,494,145
	Chimera Investment Corp.	13,574	40,450
	Corporate Office Properties Trust	9,617	245,041
	Corrections Corporation of America	43,659	1,442,930
	DDR Corp.	2,513	42,922
	Equity Lifestyle Properties, Inc.	21,889	842,508
	Equity Residential	20,158	1,128,848
	Extra Space Storage, Inc.	133	5,593
	General Growth Properties, Inc.	12,599	261,303
	HCP, Inc.	40,151	1,761,424
	Health Care REIT, Inc.	45,212	2,915,722
	Home Properties, Inc.	21,989	1,403,118
	Hospitality Properties Trust	55,528	1,581,993
	Host Hotels & Resorts, Inc.	141,171	2,521,314
	Kimco Realty Corp.	18,196	410,320
	Liberty Property Trust	3,501	133,773
	Mack-Cali Realty Corp.	59,554	1,432,869
	Mid-America Apartment Communities, Inc.	13,243	894,565
	Piedmont Office Realty Trust, Inc. Class A	42,499	768,807
	ProLogis, Inc.	13,365	512,681
	Public Storage	7,310	1,163,898
	Regency Centers Corp.	955	50,357
	Senior Housing Properties Trust	35,741	898,886
	Simon Property Group, Inc.	7,231	1,157,394
	SL Green Realty Corp.	1,450	131,442
	Taubman Centers, Inc.	5,917	433,243
	Ventas, Inc.	31,966	2,101,445
	Vornado Realty Trust	15,048	1,276,221
			28,664,282
	Retail 3.0%
	Abercrombie & Fitch Co. Class A	32,036	1,597,635
	American Eagle Outfitters, Inc.	50,915	999,971
	Best Buy Co., Inc.	62,646	1,885,018
	Big Lots, Inc. (i)	17,541	633,756
	CST Brands, Inc. (i)	43,929	1,432,525
	CVS Caremark Corp.	22,320	1,372,457
	Dillard's, Inc. Class A	15,781	1,332,390
	GameStop Corp. Class A	41,289	2,025,639
	Macy's, Inc.	28,051	1,355,985
	Staples, Inc.	138,754	2,361,593
	Target Corp.	21,277	1,515,986
	Wal-Mart Stores, Inc.	17,663	1,376,654
	Walgreen Co.	30,488	1,532,022
			19,421,631
	Savings & Loans 0.2%
	BankUnited, Inc.	6,824	206,358
	First Niagara Financial Group, Inc.	78,848	842,885
	Washington Federal, Inc.	3,980	86,565
			1,135,808
	Semiconductors 1.7%
	Broadcom Corp. Class A	45,805	1,262,844
	First Solar, Inc. (i)	33,430	1,646,093
	Intel Corp.	66,292	1,544,604
	KLA-Tencor Corp.	18,493	1,084,245
	LSI Corp. (i)	51,995	404,521
	Marvell Technology Group, Ltd.	144,089	1,868,834
	Micron Technology, Inc. (i)	189,070	2,505,177
	Rovi Corp. (i)	29,955	674,886
			10,991,204
	Software 0.9%
	Activision Blizzard, Inc.	124,793	2,243,778
	Adobe Systems, Inc. (i)	24,719	1,168,714
	CA, Inc.	73,556	2,187,556
	Electronic Arts, Inc. (i)	1,609	42,027
			5,642,075
	Telecommunications 1.8%
	AT&T, Inc.	38,221	1,348,055
	CenturyLink, Inc.	33,264	1,192,515
	Cisco Systems, Inc.	59,586	1,522,422
	Corning, Inc.	104,185	1,582,570
	Frontier Communications Corp.	360	1,570
	Harris Corp.	944	53,874
	Polycom, Inc. (i)	101,904	974,202
	Sprint Corp. (i)	225,793	1,345,727
	T-Mobile U.S., Inc. (i)	69,053	1,664,868
	Telephone & Data Systems, Inc.	60,688	1,608,839
	United States Cellular Corp.	14,540	577,383
			11,872,025
	Toys, Games & Hobbies 0.2%
	Hasbro, Inc.	25,068	1,153,128

	Transportation 1.0%
	Con-way, Inc.	23,760	984,852
	CSX Corp.	60,309	1,496,266
	FedEx Corp.	12,571	1,332,526
	Norfolk Southern Corp.	17,594	1,287,177
	Ryder System, Inc.	22,768	1,407,973
			6,508,794
	Trucking & Leasing 0.1%
	AMERCO	3,333	554,345

	Water 0.1%
	American Water Works Co., Inc.	10,894	464,956
	Total Common Stocks (Cost $326,801,399)		410,911,423

	Exchange Traded Funds 0.6% (j)
	S&P 500 Index - SPDR Trust Series 1	9,803	1,653,374
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	10,568	2,367,021
	Total Exchange Traded Funds (Cost $3,790,895)		4,020,395

		Principal Amount	Value
	Short-Term Investment 0.3%
	Repurchase Agreement 0.3%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $2,272,217 (Collateralized by Government Agency securities with rates between 1.96% and 2.08% and maturity dates between 11/2/22 and 11/7/22, with a Principal Amount of $2,520,000 and a Market Value of $2,326,766)	$2,272,216	2,272,216

	Total Short-Term Investment (Cost $2,272,216)		2,272,216

	Total Investments (Cost $563,969,170) (k)	100.0%	648,330,917
	Other Assets, Less Liabilities	0.0 ‡	167,056
	Net Assets	100.0%	$648,497,973

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - The total market value of these securities as of July 31, 2013, is $11,385,925, which represents 1.8% of the Fund's net assets.
(d)	Issue in default.
(e)	Illiquid security - The total market value of this security as of July 31, 2013 is $18, which represents less than one-tenth of a percent of the Fund's net assets.
(f)	Restricted security.
(g)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Non-income producing security.
(j)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(k)	As of July 31, 2013, cost is $570,041,452 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$88,954,254
Gross unrealized depreciation	(10,664,789)
Net unrealized appreciation	$78,289,465

The following abbreviation is used in the above portfolio:
SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities (b)	$—	$6,481,673	$11,385,907	$17,867,580
Convertible Bond (c)	—	—	18	18
Corporate Bonds	—	112,266,150	—	112,266,150
Foreign Government Bonds	—	3,190,668	—	3,190,668
Mortgage-Backed Securities	—	4,477,334	—	4,477,334
U.S. Government & Federal Agencies	—	92,921,528	—	92,921,528
Yankee Bond	—	403,605	—	403,605
Total Long-Term Bonds	—	219,740,958	11,385,925	231,126,883
Common Stocks	410,911,423	—	—	410,911,423
Exchange Traded Funds	4,020,395	—	—	4,020,395
Short-Term Investment
Repurchase Agreement	—	2,272,216	—	2,272,216
Total Investments in Securities	$414,931,818	$222,013,174	$11,385,925	$648,330,917

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $11,385,907 are held in Other ABS within the Asset-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $18 is held in Internet within the Convertible Bond section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Asset-Backed Securities
Other ABS	$-	$28	$-	$(27,457)	$11,413,336	$-	$-	$-	$11,385,907	$(27,457)
Convertible Bond
Internet	18	-	-	-	-	-	-	-	18	-
Total	$18	$28	$-	$(27,457)	$11,413,336	$-	$-	$-	$11,385,925	$(27,457)

MainStay California Tax Free Opportunities Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 100.3% †
	Airport 6.9%
	Fresno, CA, Airport Revenue Bonds Series B, Insured:BAM 5.125%, due 7/1/30 (a)	$680,000	$658,669
¤	Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,563,855
	San Diego County Regional Airport Authority, Revenue Bonds Series B 5.00%, due 7/1/30 (a)	1,325,000	1,355,117
			3,577,641
	Appropriation 9.1%
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: FGIC, NATL-RE 4.75%, due 9/1/33	1,500,000	1,502,145
¤	California State Municipal Finance Authority, Centro De Salud De La, Revenue Bonds 5.00%, due 3/1/38	1,500,000	1,509,585
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds Insured: FGIC, NATL-RE 5.25%, due 9/1/22	305,000	287,716
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: FGIC, NATL-RE 5.00%, due 9/1/28	285,000	258,036
	Insured: FGIC, NATL-RE 5.00%, due 9/1/36	195,000	171,699
	Ventura County Public Financing Authority, Revenue Bonds Series A 5.00%, due 11/1/38	1,000,000	1,008,770
			4,737,951
	Dedicated Tax 2.2%
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	859,522
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	250,000	272,317
			1,131,839
	Development 1.4%
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	427,075
	San Francisco City & County Redevelopment Agency, Community Facilities District, Special Tax Series A 5.00%, due 8/1/23	300,000	313,941
			741,016
	General 11.7%
	California Infrastructure & Economic Development Bank, Los Angeles Museum, Revenue Bonds Series B 0.03%, due 9/1/37 (b)	1,000,000	1,000,000
¤	California Infrastructure & Economic Development Bank, Revenue Bonds 5.00%, due 9/1/28	1,500,000	1,558,755
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	390,980
¤	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	2,000,000	2,122,900
	San Jose Financing Authority, Civic Center Project, Revenue Bonds Series A 5.00%, due 6/1/33	1,000,000	1,016,250
			6,088,885
	General Obligation 23.1%
¤	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,500,000	1,687,050
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,118,893
¤	Castaic Union School District, Election of 2012, Unlimited General Obligation Insured: BAM 5.00%, due 8/1/38	1,500,000	1,514,115
¤	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	675,702
	Series A 5.75%, due 8/1/41	1,000,000	1,059,770
	El Monte Union High School District, Election of 2008, General Obligation Series A, Insured: GTY 5.50%, due 6/1/34	1,000,000	1,064,980
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,035,170
	San Bernardino City Unified School District, Election of 2012, General Obligation Series A, Insured:AGM 5.00%, due 8/1/32	1,275,000	1,284,983
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	235,250
	Santa Maria Joint Union High School District, Election 2004, Unlimited General Obligation 5.00%, due 8/1/33	1,000,000	1,044,830
	Temecula Valley Unified School District, 2012 Election, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/42	250,000	248,108
	Val Verde Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: BAM 5.00%, due 8/1/38	1,000,000	1,012,570
			11,981,421
	Higher Education 2.0%
	California Municipal Finance Authority, Biola University, Revenue Bonds 5.00%, due 10/1/42	150,000	138,542
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	878,390
			1,016,932
	Hospital 1.1%
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds
	Series A 0.02%, due 8/15/36 (b)	400,000	400,000
	5.00%, due 7/1/29	150,000	151,793
			551,793
	Industrial Development / Pollution Control 2.1%
	California Pollution Control Financing Authority, Daily Paper Pacific Gas & Electric, Revenue Bonds Series C 0.06%, due 11/1/26 (b)	1,100,000	1,100,000

	Medical 8.1%
	California Health Facilities Financing Authority, Scripps Health, Revenue Bonds Series A 5.00%, due 11/15/36	775,000	772,830
	California Health Facilities Financing Authority, St. Joseph Health Systems, Revenue Bonds Series B 0.05%, due 7/1/41 (b)	1,300,000	1,300,000
	California Statewide Communities Development Authority, Sutter Health, Revenue Bonds Series B 5.25%, due 11/15/48	1,050,000	1,045,831
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,090,600
			4,209,261
	Nursing Homes 1.2%
	Abag Finance Authority for Nonprofit Corp., Eskaton Properties, Inc., Revenue Bonds 5.00%, due 11/15/35	685,000	650,956

	Public Power 1.0%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	530,000	514,471

	State General Obligation 2.6%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	290,000	290,812
	Guam Government, Unlimited General Obligation Series A 7.00%, due 11/15/39	1,000,000	1,062,910
			1,353,722
	Tobacco Settlement 5.2%
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	5.65%, due 6/1/41	750,000	606,442
	5.70%, due 6/1/46	250,000	200,123
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	380,000	296,244
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds Series A-1 5.50%, due 6/1/45	1,250,000	984,500
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.00%, due 6/1/37	800,000	628,824
			2,716,133
	Transportation 10.4%
	Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/27	1,000,000	1,068,580
	California Communities, Installment Sale, Certificates of Participation Series B 5.25%, due 6/1/42	250,000	246,328
¤	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE 5.00%, due 1/1/35	1,525,000	1,500,325
	5.75%, due 1/15/40	765,000	737,804
	Riverside County Transportation Commission, Revenue Bonds Series A 5.75%, due 6/1/44	250,000	248,902
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	130,000	71,867
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	230,000	111,210
	Series A, Insured: NATL-RE (zero coupon), due 1/15/27	200,000	89,454
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	135,000	49,271
	Series A, Insured: NATL-RE (zero coupon), due 1/15/35	150,000	38,822
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	180,000	43,268
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	365,000	358,291
	Stockton District Port, Revenue Bonds Series A, Insured: NATL-RE 4.50%, due 7/1/32	1,000,000	853,870
			5,417,992
	Utilities 3.5%
	Corona Utility Authority Water Projects, Revenue Bonds 5.00%, due 9/1/32	1,000,000	1,049,070
	Turlock Irrigation District, Revenue Bonds Series A 5.00%, due 1/1/40	760,000	764,940
			1,814,010
	Water 8.7%
¤	City of Sacramento, California, Water, Revenue Bonds 5.00%, due 9/1/42	1,500,000	1,533,330
	Guam Government, Waterworks Authority, Revenue Bonds 5.875%, due 7/1/35	250,000	252,017
¤	Irvine Ranch Water District, Various Improvement District, Special Assessment Series B 0.06%, due 10/1/41 (b)	1,700,000	1,700,000
	Palmdale Water District Public Financing Authority, Revenue Bonds Series A, Insured:AGM 5.00%, due 10/1/34	1,000,000	1,011,060
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured:NATL-RE 4.75%, due 10/1/35	25,000	20,035
			4,516,442
	Total Municipal Bonds (Cost $55,620,681)		52,120,465

	Unaffiliated Investment Company 1.0%	Shares
	California 1.0%
	BlackRock MuniYield California Insured Fund, Inc.	36,232	494,929

	Total Unaffiliated Investment Company (Cost $546,030)		494,929

	Total Investments (Cost $56,166,711) (c)	101.3%	52,615,394
	Other Assets, Less Liabilities	(1.3)	(662,956)
	Net Assets	100.0%	$51,952,438

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2013.
(c)	As of July 31, 2013, cost is $56,166,711 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$34,769
Gross unrealized depreciation	(3,586,086)
Net unrealized depreciation	$(3,551,317)

The following abbreviations are used in the above portfolio:
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
FGIC	-Financial Guaranty Insurance Co.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$52,120,465	$—	$52,120,465
Unaffiliated Investment Company	494,929	—	—	494,929
Total Investments in Securities	$494,929	$52,120,465	$—	$52,615,394

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund
Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.9% †
Equity Funds 44.5%
MainStay Cornerstone Growth Fund Class I	249,825	$7,966,934
MainStay Epoch Global Choice Fund Class I (a)	538,158	10,617,862
MainStay Epoch U.S. All Cap Fund Class I	608,791	16,443,440
MainStay ICAP Equity Fund Class I	311,771	14,999,302
MainStay ICAP International Fund Class I	147,541	4,817,216
MainStay ICAP Select Equity Fund Class I	1,851	84,600
MainStay International Equity Fund Class I	145,247	1,859,156
MainStay International Opportunities Fund Class I	698,672	5,659,243
MainStay Large Cap Growth Fund Class I	1,621,045	15,156,769
MainStay MAP Fund Class I	533,403	22,493,620
MainStay Marketfield Fund Class I	399,738	6,995,418
MainStay S&P 500 Index Fund Class I	269,484	10,601,512
MainStay U.S. Equity Opportunities Fund Class I	2,383,860	23,361,831
MainStay U.S. Small Cap Fund Class I (a)	602,587	14,004,117
Total Equity Funds (Cost $123,672,819)		155,061,020

Fixed Income Funds 55.4%
MainStay Floating Rate Fund Class I	3,635,838	34,904,043
MainStay High Yield Corporate Bond Fund Class I	1,441,794	8,708,435
MainStay High Yield Municipal Bond Fund Class I	291,229	3,200,608
MainStay High Yield Opportunities Fund Class I	169,247	2,041,124
MainStay Indexed Bond Fund Class I (a)	3,769,593	41,163,957
MainStay Intermediate Term Bond Fund Class I (a)	7,331,796	78,083,631
MainStay Money Market Fund Class A	3,334,315	3,334,315
MainStay Short Duration High Yield Fund Class I (a)	671,275	6,706,042
MainStay Short Term Bond Fund Class I	270,183	2,585,652
MainStay Unconstrained Bond Fund Class I (a)	1,292,096	11,913,126

Total Fixed Income Funds (Cost $191,770,686)		192,640,933

Total Investments (Cost $315,443,505) (b)	99.9%	347,701,953
Other Assets, Less Liabilities	0.1	187,929
Net Assets	100.0%	$347,889,882

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $317,505,432 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$34,506,132
Gross unrealized depreciation	(4,309,611)
Net unrealized appreciation	$30,196,521

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$155,061,020	$—	$—	$155,061,020
Fixed Income Funds	192,640,933	—	—	192,640,933
Total Investments	$347,701,953	$—	$—	$347,701,953

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.1% †
	Aerospace & Defense 0.9%
	Textron, Inc.	334,911	$9,169,863

	Auto Components 1.5%
	Johnson Controls, Inc.	402,799	16,196,548

	Beverages 5.0%
	Coca-Cola Co. (The)	644,444	25,829,315
	Diageo PLC, Sponsored ADR	223,666	28,032,060
			53,861,375
	Biotechnology 2.3%
	Gilead Sciences, Inc. (a)	397,407	24,420,660

	Capital Markets 1.2%
	Morgan Stanley	491,063	13,361,824

	Chemicals 2.9%
	Mosaic Co. (The)	309,398	12,713,164
	Sherwin-Williams Co. (The)	110,423	19,232,374
			31,945,538
	Communications Equipment 5.2%
¤	QUALCOMM, Inc.	875,520	56,514,816

	Computers & Peripherals 2.3%
	NetApp, Inc.	277,790	11,422,725
	Stratasys, Ltd. (a)	153,622	13,618,590
			25,041,315
	Construction & Engineering 2.1%
	Fluor Corp.	370,091	23,152,893

	Diversified Financial Services 2.0%
	CME Group, Inc.	288,025	21,308,090

	Electrical Equipment 1.0%
	Rockwell Automation, Inc.	112,890	10,933,397

	Energy Equipment & Services 2.9%
¤	Schlumberger, Ltd.	382,322	31,094,248

	Food Products 1.1%
	Mondelez International, Inc. Class A	392,535	12,274,569

	Health Care Equipment & Supplies 4.7%
	Edwards Lifesciences Corp. (a)	392,173	27,993,309
	Hologic, Inc. (a)	1,017,942	23,107,283
			51,100,592
	Health Care Providers & Services 4.5%
¤	Catamaran Corp. (a)	574,138	30,314,486
	Express Scripts Holding Co. (a)	286,916	18,807,344
			49,121,830
	Internet & Catalog Retail 1.9%
	Amazon.com, Inc. (a)	50,578	15,235,105
	Shutterfly, Inc. (a)	99,923	5,354,874
			20,589,979
	Internet Software & Services 10.8%
	eBay, Inc. (a)	309,917	16,019,610
¤	Google, Inc. Class A (a)	72,381	64,245,375
	LinkedIn Corp. Class A (a)	91,300	18,606,027
	Zillow, Inc. Class A (a)	253,185	18,705,308
			117,576,320
	IT Services 6.3%
¤	Visa, Inc. Class A	172,176	30,476,874
¤	Western Union Co. (The)	2,135,401	38,351,802
			68,828,676
	Machinery 1.8%
	Joy Global, Inc.	400,868	19,842,966

	Media 3.1%
	Comcast Corp. Class A	245,543	11,069,078
	Walt Disney Co. (The)	355,377	22,975,123
			34,044,201
	Metals & Mining 2.1%
	Freeport-McMoRan Copper & Gold, Inc.	788,065	22,286,478

	Multiline Retail 0.8%
	Dollar General Corp. (a)	154,828	8,464,447

	Oil, Gas & Consumable Fuels 3.8%
	Anadarko Petroleum Corp.	69,944	6,191,443
¤	Cobalt International Energy, Inc. (a)	1,219,712	35,188,691
			41,380,134
	Pharmaceuticals 1.2%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	335,740	13,328,878

	Real Estate Investment Trusts 1.0%
	Camden Property Trust	147,922	10,434,418

	Semiconductors & Semiconductor Equipment 2.9%
	Altera Corp.	571,232	20,313,010
	Micron Technology, Inc. (a)	859,685	11,390,826
			31,703,836
	Software 6.0%
¤	Citrix Systems, Inc. (a)	393,857	28,365,581
¤	Salesforce.com, Inc. (a)	843,490	36,902,688
			65,268,269
	Specialty Retail 4.3%
	Dick's Sporting Goods, Inc.	370,731	19,059,281
	Home Depot, Inc. (The)	164,314	12,985,735
	TJX Cos., Inc.	275,324	14,327,861
			46,372,877
	Textiles, Apparel & Luxury Goods 6.1%
	Burberry Group PLC, Sponsored ADR	330,760	15,380,340
	Michael Kors Holdings, Ltd. (a)	155,914	10,499,249
	NIKE, Inc. Class B	283,102	17,812,778
	Ralph Lauren Corp.	123,139	22,418,686
			66,111,053
	Tobacco 3.3%
¤	Philip Morris International, Inc.	403,288	35,965,224

	Trading Companies & Distributors 2.1%
	United Rentals, Inc. (a)	401,168	22,994,950

	Total Common Stocks (Cost $954,694,193)		1,054,690,264

		Principal Amount	Value
	Short-Term Investment 2.9%
	Repurchase Agreement 2.9%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $30,878,751 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $34,275,000 and a Market Value of $31,500,233)	$30,878,743	30,878,743

	Total Short-Term Investment (Cost $30,878,743)		30,878,743

	Total Investments (Cost $985,572,936) (b)	100.0%	1,085,569,007
	Other Assets, Less Liabilities	0.0 ‡	140,967
	Net Assets	100.0%	$1,085,709,974

¤	Among the Portfolio's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $985,572,936 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$122,271,454
Gross unrealized depreciation	(22,275,383)
Net unrealized appreciation	$99,996,071

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,054,690,264	$—	$—	$1,054,690,264
Short-Term Investment
Repurchase Agreement	—	30,878,743	—	30,878,743
Total Investments in Securities	$1,054,690,264	$30,878,743	$—	$1,085,569,007

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Australia 2.2%
	Amcor, Ltd. (Containers & Packaging)	397,250	$3,781,351

	Belgium 3.4%
¤	Anheuser-Busch InBev N.V. (Beverages)	59,000	5,681,152

	France 8.8%
	Essilor International S.A. (Health Care Equipment & Supplies)	32,650	3,652,961
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense)	43,600	2,603,476
	LVMH Moet Hennessy Louis Vuitton S.A. (Textiles, Apparel & Luxury Goods)	14,908	2,710,159
¤	Safran S.A. (Aerospace & Defense)	99,218	5,826,244
			14,792,840
	Germany 8.4%
	Bayer A.G. (Pharmaceuticals)	34,665	4,028,283
	GEA Group A.G. (Machinery)	127,750	5,271,067
	Linde A.G. (Chemicals)	25,400	4,892,920
			14,192,270
	Israel 3.2%
	Check Point Software Technologies, Ltd. (Software) (a)	96,100	5,411,391

	Japan 3.1%
	Bridgestone Corp. (Auto Components)	148,900	5,292,330

	Luxembourg 3.1%
	SES S.A. (Media)	180,169	5,297,100

	Switzerland 5.6%
	SGS S.A. (Professional Services)	1,887	4,271,722
	UBS A.G. (Capital Markets) (a)	263,050	5,181,697
			9,453,419
	United Kingdom 11.6%
	Delphi Automotive PLC (Auto Components)	84,160	4,521,075
	Experian PLC (Professional Services)	257,550	4,830,870
	Rolls-Royce Holdings PLC (Aerospace & Defense) (a)	286,600	5,122,887
	WPP PLC (Media)	288,346	5,193,574
			19,668,406
	United States 47.4%
¤	American International Group, Inc. (Insurance) (a)	127,400	5,797,974
	Apple, Inc. (Computers & Peripherals)	11,494	5,201,035
	Blackstone Group L.P. (The) (Capital Markets)	192,850	4,348,767
¤	Boeing Co. (The) (Aerospace & Defense)	57,190	6,010,669
¤	CIT Group, Inc. (Commercial Banks) (a)	111,460	5,585,261
	Citigroup, Inc. (Diversified Financial Services)	82,335	4,292,947
¤	CME Group, Inc. (Diversified Financial Services)	76,693	5,673,748
¤	CVS Caremark Corp. (Food & Staples Retailing)	102,210	6,284,893
	Ecolab, Inc. (Chemicals)	46,142	4,251,524
	International Game Technology (Hotels, Restaurants & Leisure)	215,640	3,982,871
¤	International Paper Co. (Paper & Forest Products)	116,940	5,649,371
¤	Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)	99,169	5,510,821
	Microsoft Corp. (Software)	76,790	2,444,226
	National Oilwell Varco, Inc. (Energy Equipment & Services)	77,540	5,440,982
	Time Warner, Inc. (Media)	59,225	3,687,349
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	83,850	6,108,472
			80,270,910
	Total Common Stocks (Cost $140,845,045)		163,841,169

		Principal Amount
	Short-Term Investment 4.7%
	Repurchase Agreement 4.7%
	United States 4.7%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $7,844,422 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $8,710,000 and a Market Value of $8,004,873) (Capital Markets)	$7,844,420	7,844,420

	Total Short-Term Investment (Cost $7,844,420)		7,844,420

	Total Investments (Cost $148,689,465) (b)	101.5%	171,685,589
	Other Assets, Less Liabilities	(1.5)	(2,469,443)
	Net Assets	100.0%	$169,216,146

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $148,859,208 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$23,675,779
Gross unrealized depreciation	(849,398)
Net unrealized appreciation	$22,826,381

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$163,841,169	$—	$—	$163,841,169
Short-Term Investment
Repurchase Agreement	—	7,844,420	—	7,844,420
Total Investments in Securities	$163,841,169	$7,844,420	$—	$171,685,589

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Preferred Stock
Aerospace & Defense	$28,337	$-	$260	$(332)	$51,050	$(79,315)	$-	$-	$-	$-
Total	$28,337	$-	$260	$(332)	$51,050	$(79,315)	$-	$-	$-	$-

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Australia 2.9%
	BHP Billiton, Ltd. (Metals & Mining)	434,800	$13,538,000
	Commonwealth Bank of Australia (Commercial Banks)	211,100	14,081,138
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	5,833,000	26,162,523
	Westpac Banking Corp. (Commercial Banks)	629,502	17,478,418
			71,260,079
	Belgium 0.7%
	Anheuser-Busch InBev N.V. (Beverages)	178,500	17,187,893

	Canada 3.3%
¤	BCE, Inc. (Diversified Telecommunication Services)	952,500	39,459,522
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	444,750	17,770,947
	Shaw Communications, Inc. (Media)	1,005,300	24,988,131
			82,218,600
	France 7.0%
	Electricite de France S.A. (Electric Utilities)	794,100	23,299,581
	Sanofi (Pharmaceuticals)	204,796	21,842,342
	SCOR SE (Insurance)	912,100	29,152,224
	Total S.A. (Oil, Gas & Consumable Fuels)	654,700	34,926,299
¤	Vinci S.A. (Construction & Engineering)	745,100	40,234,579
	Vivendi S.A. (Diversified Telecommunication Services)	1,079,493	23,063,819
			172,518,844
	Germany 6.7%
	BASF S.E. (Chemicals)	358,100	31,756,709
¤	Daimler A.G. (Automobiles)	638,300	44,343,254
	Deutsche Post A.G. Registered (Air Freight & Logistics)	943,700	26,452,355
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	2,430,200	29,575,631
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	173,340	34,405,943
			166,533,892
	Italy 1.4%
	Terna S.p.A. (Electric Utilities)	7,920,200	35,297,732

	Netherlands 1.6%
¤	Royal Dutch Shell PLC, ADR (Oil, Gas & Consumable Fuels)	579,300	39,595,155

	Norway 1.4%
	Orkla ASA (Food Products)	1,896,200	14,682,936
	Yara International ASA (Chemicals)	447,192	20,079,929
			34,762,865
	Philippines 0.5%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services)	188,531	13,287,665

	Sweden 0.6%
	Svenska Handelsbanken AB Class A (Commercial Banks)	314,100	14,263,802

	Switzerland 4.9%
	Nestle S.A. Registered (Food Products)	331,700	22,472,948
	Novartis A.G. (Pharmaceuticals)	343,116	24,692,340
	Roche Holding A.G., Genusscheine (Pharmaceuticals)	144,500	35,599,978
¤	Swisscom A.G. (Diversified Telecommunication Services)	87,955	39,299,144
			122,064,410
	United Kingdom 17.1%
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	697,450	35,374,664
¤	BAE Systems PLC (Aerospace & Defense)	5,905,900	40,061,228
	British American Tobacco PLC (Tobacco)	356,900	19,035,275
	Centrica PLC (Multi-Utilities)	5,000,000	29,740,444
	Compass Group PLC (Hotels, Restaurants & Leisure)	991,500	13,544,711
	Diageo PLC, Sponsored ADR (Beverages)	101,800	12,758,594
	GlaxoSmithKline PLC (Pharmaceuticals)	1,516,700	38,854,602
	Imperial Tobacco Group PLC (Tobacco)	1,090,700	36,602,564
¤	National Grid PLC (Multi-Utilities)	3,309,803	39,600,581
	Pearson PLC (Media)	1,278,000	26,246,132
	Severn Trent PLC (Water Utilities)	645,800	17,418,368
	SSE PLC (Electric Utilities)	1,369,700	32,817,592
	United Utilities Group PLC (Water Utilities)	2,459,177	26,991,487
¤	Vodafone Group PLC (Wireless Telecommunication Services)	14,271,000	42,876,783
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	3,180,350	13,986,972
			425,909,997
	United States 48.8%
	AbbVie, Inc. (Pharmaceuticals)	760,210	34,574,351
	Altria Group, Inc. (Tobacco)	1,024,100	35,904,946
	Ameren Corp. (Multi-Utilities)	530,300	18,990,043
	Apple, Inc. (Computers & Peripherals)	41,460	18,760,650
	Arthur J. Gallagher & Co. (Insurance)	339,300	15,058,134
	AT&T, Inc. (Diversified Telecommunication Services)	711,255	25,085,964
	Automatic Data Processing, Inc. (IT Services)	213,600	15,398,424
	Bristol-Myers Squibb Co. (Pharmaceuticals)	262,130	11,334,501
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,011,520	36,262,992
	CME Group, Inc. (Diversified Financial Services)	384,500	28,445,310
	CMS Energy Corp. (Multi-Utilities)	679,800	19,027,602
	Coca-Cola Co. (The) (Beverages)	310,400	12,440,832
	Comcast Corp. Class A (Media)	476,200	20,528,982
	ConocoPhillips (Oil, Gas & Consumable Fuels)	515,200	33,415,872
	Deere & Co. (Machinery)	158,300	13,149,981
	Diamond Offshore Drilling, Inc. (Energy Equipment & Services)	456,200	30,766,128
	Dominion Resources, Inc. (Multi-Utilities)	299,100	17,739,621
	Dow Chemical Co. (The) (Chemicals)	544,100	19,065,264
	Duke Energy Corp. (Electric Utilities)	518,897	36,841,687
	E.I. du Pont de Nemours & Co. (Chemicals)	356,900	20,589,561
	Emerson Electric Co. (Electrical Equipment)	301,600	18,509,192
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	319,200	19,799,976
	Health Care REIT, Inc. (Real Estate Investment Trusts)	266,400	17,180,136
	Honeywell International, Inc. (Aerospace & Defense)	250,000	20,745,000
	Integrys Energy Group, Inc. (Multi-Utilities)	287,740	18,070,072
	Johnson & Johnson (Pharmaceuticals)	227,500	21,271,250
	Kimberly-Clark Corp. (Household Products)	360,600	35,627,280
	Kinder Morgan Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	335,500	27,682,105
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	338,100	19,822,803
¤	Lockheed Martin Corp. (Aerospace & Defense)	360,600	43,315,272
	Lorillard, Inc. (Tobacco)	796,600	33,879,398
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	237,500	16,674,875
	Mattel, Inc. (Leisure Equipment & Products)	644,550	27,090,437
	McDonald's Corp. (Hotels, Restaurants & Leisure)	178,500	17,507,280
	Merck & Co., Inc. (Pharmaceuticals)	378,300	18,222,711
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	745,100	29,610,274
	Microsoft Corp. (Software)	437,300	13,919,259
	PepsiCo., Inc. (Beverages)	167,100	13,959,534
	Philip Morris International, Inc. (Tobacco)	340,600	30,374,708
¤	PPL Corp. (Electric Utilities)	1,296,800	41,199,336
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	1,216,400	23,099,436
	Regal Entertainment Group Class A (Media)	1,042,980	19,660,173
	Reynolds American, Inc. (Tobacco)	785,400	38,822,322
	SCANA Corp. (Multi-Utilities)	263,900	13,699,049
	Southern Co. (The) (Electric Utilities)	492,600	22,088,184
	TECO Energy, Inc. (Multi-Utilities)	1,261,600	22,292,472
	Time Warner, Inc. (Media)	385,800	24,019,908
	Vectren Corp. (Multi-Utilities)	482,500	17,862,150
	Verizon Communications, Inc. (Diversified Telecommunication Services)	765,300	37,867,044
	Waste Management, Inc. (Commercial Services & Supplies)	630,800	26,512,524
	Wells Fargo & Co. (Commercial Banks)	457,390	19,896,465
			1,213,661,470
	Total Common Stocks (Cost $2,110,848,105)		2,408,562,404

	Preferred Stock 0.4%
	United States 0.4%
	MetLife, Inc. 6.50% (Insurance)	362,900	9,141,451

	Total Preferred Stock (Cost $9,024,928)		9,141,451

		Principal Amount
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	United States 2.4%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $60,141,402 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $66,265,000 and a Market Value of $61,346,215) (Capital Markets)	$60,141,385	60,141,385

	Total Short-Term Investment (Cost $60,141,385)		60,141,385

	Total Investments (Cost $2,180,014,418) (a)	99.7%	2,477,845,240
	Other Assets, Less Liabilities	0.3	8,320,113
	Net Assets	100.0%	$2,486,165,353

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2013, cost is $2,185,071,458 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$304,842,180
Gross unrealized depreciation	(12,068,398)
Net unrealized appreciation	$292,773,782

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$2,408,562,404	$—	$—	$2,408,562,404
Preferred Stock	9,141,451	—	—	9,141,451
Short-Term Investment
Repurchase Agreement	—	60,141,385	—	60,141,385
Total Investments in Securities	$2,417,703,855	$60,141,385	$—	$2,477,845,240

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and July 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Australia 0.9%
	Challenger, Ltd. (Diversified Financial Services)	84,585	$324,645
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	14,370	585,762
	Pacific Brands, Ltd. (Distributors)	352,890	261,686
			1,172,093
	Canada 5.3%
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders)	78,233	531,659
	Algonquin Power & Utilities Corp. (Independent Power Producers & Energy Traders) (a)	97,100	659,875
	Black Diamond Group, Ltd. (Commercial Services & Supplies)	27,000	646,149
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	24,750	820,502
	Capstone Mining Corp. (Metals & Mining) (b)	240,360	453,995
	CCL Industries, Inc. Class B (Containers & Packaging)	22,090	1,496,683
	MacDonald Dettwiler & Associates, Ltd. (Aerospace & Defense)	13,000	972,184
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	110,800	1,190,957
			6,772,004
	France 5.8%
	Alcatel-Lucent (Communications Equipment) (b)	207,330	522,957
	Alten, Ltd. (IT Services)	24,560	914,855
¤	Altran Technologies S.A. (IT Services) (b)	286,840	2,052,995
	Eurofins Scientific (Life Sciences Tools & Services)	4,370	959,249
	Havas S.A. (Media)	102,184	773,365
	IPSOS (Media)	31,180	1,108,769
	JC Decaux S.A. (Media)	11,950	383,452
	Mersen (Electrical Equipment)	21,150	481,141
	Saft Groupe S.A. (Electrical Equipment)	11,446	282,312
			7,479,095
	Germany 6.2%
	Deutsche Wohnen A.G. (Real Estate Management & Development)	39,836	702,725
	Deutz A.G. (Machinery) (b)	148,800	1,035,310
	Duerr A.G. (Machinery)	26,100	1,744,093
	GFK SE (Media)	13,150	647,282
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	27,725	663,911
	Krones A.G. (Machinery)	10,550	889,971
	KUKA A.G. (Machinery)	10,550	465,477
¤	Morphosys A.G. (Life Sciences Tools & Services) (b)	27,050	1,852,917
			8,001,686
	Greece 0.3%
	Hellenic Exchanges S.A. (Diversified Financial Services)	46,381	375,154

	Hong Kong 2.4%
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	732,760	417,608
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment & Instruments)	227,184	498,565
	Peace Mark Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (a)(b)(c)	1,118,750	1,442
	Sino Biopharmaceutical, Ltd. (Pharmaceuticals)	1,264,300	919,420
	Television Broadcasts, Ltd. (Media)	85,120	576,203
	Vitasoy International Holdings, Ltd. (Food Products)	549,930	673,621
			3,086,859
	Ireland 1.7%
¤	Smurfit Kappa Group PLC (Containers & Packaging)	109,480	2,213,830

	Italy 8.2%
	Astaldi S.p.A. (Construction & Engineering)	155,748	1,114,732
	Azimut Holding S.p.A (Capital Markets)	80,300	1,805,378
	Banca Generali S.p.A. (Capital Markets)	55,853	1,408,061
	Banca Popolare dell'Emilia Romagna Scrl (Commercial Banks) (b)	54,450	325,245
	Danieli & Co. S.p.A. (Machinery)	60,294	1,050,779
	Fondiaria-Sai S.p.A (Insurance) (b)	133,900	276,286
	Gtech S.p.A (Hotels, Restaurants & Leisure)	42,450	1,176,905
	Mediolanum S.p.A. (Insurance)	221,725	1,681,339
	Salvatore Ferragamo Italia S.p.A. (Textiles, Apparel & Luxury Goods)	21,830	746,367
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	5,449	887,287
			10,472,379
	Japan 22.3%
	Air Water, Inc. (Chemicals)	53,160	780,759
	Anritsu Corp. (Electronic Equipment & Instruments)	59,000	742,396
	ASKUL Corp. (Internet & Catalog Retail)	24,300	447,233
	Century Tokyo Leasing Corp. (Diversified Financial Services)	36,900	1,016,060
	Daicel Corp. (Chemicals)	136,000	1,173,731
	DTS Corp. (Software)	50,800	713,410
	GMO Internet, Inc. (Internet Software & Services)	98,500	1,119,707
	Horiba, Ltd. (Electronic Equipment & Instruments)	41,750	1,526,555
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	89	790,828
	JGC Corp. (Construction & Engineering)	48,750	1,722,756
	JSR Corp. (Chemicals)	93,100	1,684,947
	Kansai Paint Co., Ltd. (Chemicals)	74,440	967,089
	KYB Co., Ltd. (Auto Components)	175,000	911,551
	MISUMI Group, Inc. (Trading Companies & Distributors)	12,600	343,215
	Monex Group, Inc. (Capital Markets)	1,580	639,036
	Nabtesco Corp. (Machinery)	47,200	990,665
	Nifco, Inc. (Auto Components)	28,050	764,635
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	15,200	639,608
	Nippon Shokubai Co., Ltd. (Chemicals)	159,000	1,646,675
	Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	73,000	1,008,028
	Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,800	340,568
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	12,700	1,540,966
	Sundrug Co., Ltd. (Food & Staples Retailing)	24,500	1,054,719
¤	Suruga Bank, Ltd. (Commercial Banks)	109,000	1,939,312
	Sysmex Corp. (Health Care Equipment & Supplies)	24,200	1,564,559
	Takata Corp. (Auto Components)	17,000	355,765
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	49,600	1,067,887
	TS Tech Co., Ltd. (Auto Components)	34,400	1,131,325
			28,623,985
	Luxembourg 0.3%
	L'Occitane International S.A. (Specialty Retail)	159,950	358,442

	Mexico 0.5%
	Genomma Lab Internacional S.A.B. de C.V. Class B (Pharmaceuticals) (b)	97,370	228,240
	Grupo Aeroportuario Del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	38,400	455,470
			683,710
	Monaco 1.1%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	138,350	1,376,583

	Netherlands 1.4%
	Delta Lloyd N.V. (Insurance)	46,756	1,012,024
	Fugro N.V. (Energy Equipment & Services)	12,354	752,729
			1,764,753
	Norway 1.4%
	Dolphin Group ASA (Energy Equipment & Services) (b)	161,326	166,725
	Petroleum Geo-Services ASA (Energy Equipment & Services)	52,260	703,711
	SpareBank 1 SMN (Commercial Banks)	35,450	292,970
	SpareBank 1 SR Bank ASA (Commercial Banks)	74,416	628,889
			1,792,295
	Portugal 0.6%
	Banco Espirito Santo S.A. (Commercial Banks) (b)	750,260	728,619

	Republic of Korea 0.4%
	Daum Communications Corp. (Internet Software & Services)	7,300	569,873

	Singapore 0.5%
	Biosensors International Group, Ltd. (Health Care Equipment & Supplies)	836,230	684,329

	Spain 2.3%
	Bolsas Y Mercados Espanoles S.A. (Diversified Financial Services)	41,900	1,157,754
	Jazztel PLC (Diversified Telecommunication Services) (b)	195,193	1,770,983
			2,928,737
	Sweden 1.2%
	Modern Times Group AB Class B (Media)	32,660	1,532,249

	Switzerland 6.7%
	EFG International A.G. (Capital Markets) (b)	65,582	861,010
	GAM Holding A.G. (Capital Markets) (b)	111,300	1,779,934
	Helvetia Holding A.G. (Insurance)	1,950	871,279
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (b)	2,959	1,070,317
	Partners Group Holding A.G. (Capital Markets)	2,100	555,265
	Sulzer A.G. (Machinery)	7,800	1,167,324
¤	Temenos Group A.G. Registered (Software) (b)	90,014	2,363,542
			8,668,671
	Taiwan 1.1%
	TXC Corp. (Electronic Equipment, Instruments & Components)	519,459	697,255
	WPG Holdings, Ltd. (Electronic Equipment, Instruments & Components)	611,532	761,700
			1,458,955
	United Arab Emirates 0.3%
	Polarcus, Ltd. (Energy Equipment & Services) (b)	494,731	413,563

	United Kingdom 26.5%
	Afren PLC (Oil, Gas & Consumable Fuels) (b)	605,000	1,251,685
	Alent PLC (Chemicals)	128,570	718,783
¤	Ashtead Group PLC (Trading Companies & Distributors)	254,130	2,729,363
	Babcock International Group PLC (Commercial Services & Supplies)	87,110	1,557,064
¤	Barratt Developments PLC (Household Durables) (b)	560,940	2,781,856
	Beazley PLC (Insurance)	207,637	696,489
	Bovis Homes Group PLC (Household Durables)	62,105	755,346
	Catlin Group, Ltd. (Insurance)	177,500	1,366,311
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	72,650	631,063
	Enquest PLC (Oil, Gas & Consumable Fuels) (b)	292,870	551,564
	Inchcape PLC (Distributors)	89,036	772,720
	Informa PLC (Media)	169,197	1,351,303
¤	Intermediate Capital Group PLC (Capital Markets)	301,690	2,231,854
	International Personal Finance PLC (Consumer Finance)	88,250	853,832
	Lancashire Holdings, Ltd. (Insurance)	45,440	557,844
	Meggitt PLC (Aerospace & Defense)	97,390	811,146
	Micro Focus International PLC (Software)	80,823	978,698
	Millennium & Copthorne Hotels PLC (Hotels, Restaurants & Leisure)	124,580	1,046,136
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	175,737	861,102
¤	Playtech PLC (Software)	229,730	2,434,106
	Premier Oil PLC (Oil, Gas & Consumable Fuels)	293,230	1,608,997
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	178,150	1,435,002
	Rexam PLC (Containers & Packaging)	80,322	600,930
	Spectris PLC (Electronic Equipment, Instruments & Components)	24,700	792,830
	SThree PLC (Professional Services)	90,394	474,072
	Subsea 7 S.A. (Energy Equipment & Services)	29,531	560,271
	Taylor Wimpey PLC (Household Durables)	955,046	1,547,300
	Vesuvius PLC (Machinery)	137,720	888,308
	Whitbread PLC (Hotels, Restaurants & Leisure)	24,050	1,181,730
			34,027,705
	Total Common Stocks (Cost $101,301,591)		125,185,569

	Preferred Stock 2.0%
	Germany 2.0%
¤	ProSiebenSat.1 Media A.G. 17.37% (Media)	62,590	2,567,942

	Total Preferred Stock (Cost $1,330,810)		2,567,942

	Total Investments (Cost $102,632,401) (d)	99.4%	127,753,511
	Other Assets, Less Liabilities	0.6	815,661
	Net Assets	100.0%	$128,569,172

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Fair valued security - The total market value of these securities as of July 31, 2013, is $661,317, which represents 0.5% of the Fund's net assets.
(b)	Non-income producing security.
(c)	Illiquid security - The total market value of this security as of July 31, 2013 is $1,442, which represents less than one-tenth of a percent of the Fund's net assets.
(d)	As of July 31, 2013, cost is $106,055,206 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$28,429,855
Gross unrealized depreciation	(6,731,550)
Net unrealized appreciation	$21,698,305

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$124,524,252	$—	$661,317	$125,185,569
Preferred Stock	2,567,942	—	—	2,567,942
Total Investments in Securities	$127,092,194	$—	$661,317	$127,753,511

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $659,875 and $1,442 are securities listed under Canada in the Independent Power Producers & Energy Traders industry and Hong Kong in the Textiles, Apparel & Luxury Goods industry, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and July 31, 2013 foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Common Stocks
Canada	$671,801	$-	$-	$(11,926)	$-	$-	$-	$-	$659,875	$(11,926)
Hong Kong	1,444	-	-	(2)	-	-	-	-	1,442	$(2)
Total	$673,245	$-	$-	$(11,928)	$-	$-	$-	$-	$661,317	$(11,928)

MainStay Epoch U.S. All Cap Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Aerospace & Defense 4.9%
¤	Boeing Co. (The)	147,170	$15,467,567
	Rockwell Collins, Inc.	100,010	7,117,712
	United Technologies Corp.	53,850	5,684,944
			28,270,223
	Auto Components 3.6%
	Dana Holding Corp.	305,480	6,674,738
	Delphi Automotive PLC	104,690	5,623,947
	Visteon Corp. (a)	130,370	8,587,472
			20,886,157
	Beverages 1.8%
	PepsiCo., Inc.	120,950	10,104,163

	Building Products 1.7%
	Masco Corp.	465,070	9,543,236

	Capital Markets 3.1%
	Ameriprise Financial, Inc.	88,010	7,832,890
	BlackRock, Inc.	36,120	10,184,395
			18,017,285
	Chemicals 5.0%
	E.I. du Pont de Nemours & Co.	156,270	9,015,216
	Ecolab, Inc.	83,412	7,685,582
¤	Praxair, Inc.	100,500	12,077,085
			28,777,883
	Commercial Banks 1.8%
	CIT Group, Inc. (a)	206,260	10,335,689

	Commercial Services & Supplies 1.6%
	Waste Connections, Inc.	211,530	9,150,788

	Computers & Peripherals 3.0%
¤	Apple, Inc.	37,469	16,954,722

	Consumer Finance 2.5%
	American Express Co.	73,997	5,458,759
	Capital One Financial Corp.	127,184	8,778,239
			14,236,998
	Containers & Packaging 1.7%
	Rock-Tenn Co. Class A	83,580	9,557,373

	Distributors 1.9%
	Genuine Parts Co.	130,700	10,716,093

	Diversified Financial Services 3.5%
	Citigroup, Inc.	193,260	10,076,576
	CME Group, Inc.	135,145	9,998,027
			20,074,603
	Diversified Telecommunication Services 1.9%
	CenturyLink, Inc.	300,030	10,756,076

	Energy Equipment & Services 2.0%
¤	National Oilwell Varco, Inc.	164,975	11,576,296

	Food & Staples Retailing 2.0%
¤	CVS Caremark Corp.	186,750	11,483,258

	Food Products 3.0%
	Ingredion, Inc.	154,967	10,413,783
	J.M. Smucker Co. (The)	57,816	6,505,456
			16,919,239
	Health Care Equipment & Supplies 1.7%
	Abbott Laboratories	273,230	10,008,415

	Health Care Providers & Services 5.9%
	Aetna, Inc.	167,600	10,754,892
	DaVita HealthCare Partners, Inc. (a)	80,990	9,428,046
¤	UnitedHealth Group, Inc.	186,150	13,561,027
			33,743,965
	Hotels, Restaurants & Leisure 3.3%
	International Game Technology	571,020	10,546,739
	Life Time Fitness, Inc. (a)	18,378	979,364
	McDonald's Corp.	76,390	7,492,331
			19,018,434
	Insurance 3.0%
	American International Group, Inc. (a)	186,590	8,491,711
	Marsh & McLennan Cos., Inc.	201,140	8,421,732
			16,913,443
	IT Services 2.9%
	Fidelity National Information Services, Inc.	139,460	6,019,093
	Visa, Inc. Class A	59,778	10,581,304
			16,600,397
	Life Sciences Tools & Services 1.7%
	Agilent Technologies, Inc.	220,645	9,869,451

	Machinery 4.2%
	AGCO Corp.	115,040	6,471,000
	Ingersoll-Rand PLC	152,600	9,316,230
	Wabtec Corp.	139,954	8,125,729
			23,912,959
	Media 4.2%
	Comcast Corp. Class A	253,790	10,940,887
¤	Time Warner, Inc.	213,270	13,278,190
			24,219,077
	Multi-Utilities 2.4%
	Vectren Corp.	155,280	5,748,466
	Wisconsin Energy Corp.	189,320	8,231,633
			13,980,099
	Multiline Retail 1.7%
	Kohl's Corp.	184,200	9,758,916

	Oil, Gas & Consumable Fuels 5.1%
	Devon Energy Corp.	129,250	7,110,043
¤	Exxon Mobil Corp.	132,750	12,445,312
	Occidental Petroleum Corp.	108,027	9,619,804
			29,175,159
	Pharmaceuticals 3.0%
	AbbVie, Inc.	200,350	9,111,918
	Endo Health Solutions, Inc. (a)	206,560	7,944,298
			17,056,216
	Semiconductors & Semiconductor Equipment 2.0%
	Texas Instruments, Inc.	284,858	11,166,434

	Software 7.4%
	Check Point Software Technologies, Ltd. (a)	102,130	5,750,940
	Electronic Arts, Inc. (a)	217,280	5,675,354
¤	Microsoft Corp.	565,570	18,002,093
¤	Oracle Corp.	399,100	12,910,885
			42,339,272
	Specialty Retail 3.2%
	Staples, Inc.	427,050	7,268,391
	TJX Cos., Inc.	208,800	10,865,952
			18,134,343
	Total Common Stocks (Cost $428,124,388)		553,256,662

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $13,198,694 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $14,650,000 and a Market Value of $13,463,995)	$13,198,690	13,198,690

	Total Short-Term Investment (Cost $13,198,690)		13,198,690

	Total Investments (Cost $441,323,078) (b)	99.0%	566,455,352
	Other Assets, Less Liabilities	1.0	5,800,627
	Net Assets	100.0%	$572,255,979

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $442,164,425 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$127,491,331
Gross unrealized depreciation	(3,200,404)
Net unrealized appreciation	$124,290,927

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$553,256,662	$—	$—	$553,256,662
Short-Term Investment
Repurchase Agreement	—	13,198,690	—	13,198,690
Total Investments in Securities	$553,256,662	$13,198,690	$—	$566,455,352

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 97.4% †
	Aerospace & Defense 7.6%
	Boeing Co. (The)	1,340	$140,834
	General Dynamics Corp.	1,920	163,853
	Honeywell International, Inc.	2,805	232,759
¤	Lockheed Martin Corp.	2,325	279,279
¤	Raytheon Co.	4,085	293,466
	United Technologies Corp.	1,615	170,496
			1,280,687
	Air Freight & Logistics 0.5%
	United Parcel Service, Inc. Class B	895	77,686

	Beverages 3.2%
	Coca-Cola Co. (The)	3,905	156,512
	Coca-Cola Enterprises, Inc.	3,790	142,276
	Molson Coors Brewing Co. Class B	3,045	152,433
	PepsiCo., Inc.	1,055	88,135
			539,356
	Capital Markets 1.6%
	BlackRock, Inc.	535	150,849
	Waddell & Reed Financial, Inc. Class A	2,225	113,608
			264,457
	Chemicals 2.1%
	Dow Chemical Co. (The)	3,630	127,195
	E.I. du Pont de Nemours & Co.	2,325	134,129
	RPM International, Inc.	2,635	92,858
			354,182
	Commercial Banks 2.8%
	Bank of Hawaii Corp.	1,725	95,979
	Commonwealth Bank Of Australia, ADR	1,430	95,610
	M&T Bank Corp.	1,250	146,075
	Wells Fargo & Co.	3,090	134,415
			472,079
	Commercial Services & Supplies 4.5%
	Deluxe Corp.	4,085	167,526
	R.R. Donnelley & Sons Co.	7,995	151,825
	Republic Services, Inc.	4,495	152,426
¤	Waste Management, Inc.	6,710	282,021
			753,798
	Computers & Peripherals 2.3%
	Apple, Inc.	285	128,962
¤	Seagate Technology PLC	6,405	262,029
			390,991
	Containers & Packaging 0.5%
	Bemis Co., Inc.	2,065	85,057

	Distributors 1.0%
	Genuine Parts Co.	2,110	172,999

	Diversified Financial Services 1.1%
	CME Group, Inc.	2,518	186,282

	Diversified Telecommunication Services 3.6%
	AT&T, Inc.	5,030	177,408
	CenturyLink, Inc.	6,700	240,195
	Verizon Communications, Inc.	3,885	192,230
			609,833
	Electric Utilities 5.8%
	Cleco Corp.	800	38,808
	Duke Energy Corp.	3,215	228,265
	Entergy Corp.	1,180	79,650
	Northeast Utilities	3,803	168,891
	PPL Corp.	6,155	195,545
	Southern Co. (The)	3,030	135,865
	Westar Energy, Inc.	3,610	121,260
			968,284
	Electrical Equipment 2.8%
	Eaton Corp. PLC	3,305	227,880
	Emerson Electric Co.	3,950	242,411
			470,291
	Energy Equipment & Services 1.3%
	Diamond Offshore Drilling, Inc.	3,099	208,997

	Food & Staples Retailing 1.5%
	CVS Caremark Corp.	1,440	88,546
	Wal-Mart Stores, Inc.	2,190	170,688
			259,234
	Food Products 3.3%
	Campbell Soup Co.	4,225	197,730
	Hershey Co. (The)	1,365	129,497
	Kraft Foods Group, Inc.	3,950	223,491
			550,718
	Gas Utilities 1.7%
	ONEOK, Inc.	3,325	176,059
	WGL Holdings, Inc.	2,440	112,167
			288,226
	Health Care Equipment & Supplies 1.1%
	Medtronic, Inc.	3,420	188,921

	Health Care Providers & Services 0.8%
	UnitedHealth Group, Inc.	1,860	135,501

	Hotels, Restaurants & Leisure 0.9%
	McDonald's Corp.	1,545	151,534

	Household Products 3.1%
	Colgate-Palmolive Co.	1,470	88,009
¤	Kimberly-Clark Corp.	2,825	279,110
	Procter & Gamble Co. (The)	1,955	156,986
			524,105
	Industrial Conglomerates 1.4%
	3M Co.	1,940	227,814

	Insurance 2.3%
¤	Arthur J. Gallagher & Co.	5,800	257,404
	Marsh & McLennan Cos., Inc.	3,225	135,031
			392,435
	IT Services 2.5%
	Automatic Data Processing, Inc.	2,995	215,909
	Paychex, Inc.	5,190	204,694
			420,603
	Leisure Equipment & Products 1.6%
¤	Mattel, Inc.	6,210	261,006

	Machinery 0.4%
	Deere & Co.	873	72,520

	Media 3.3%
	Comcast Corp. Class A	4,870	209,946
	Regal Entertainment Group Class A	6,835	128,840
	Time Warner, Inc.	3,574	222,517
			561,303
	Metals & Mining 0.6%
	BHP Billiton, Ltd., ADR	1,490	93,468

	Multi-Utilities 8.6%
	Ameren Corp.	3,590	128,558
	CMS Energy Corp.	6,220	174,098
	Dominion Resources, Inc.	2,670	158,358
	Integrys Energy Group, Inc.	2,495	156,686
	NiSource, Inc.	7,355	225,945
	SCANA Corp.	2,260	117,317
	TECO Energy, Inc.	5,665	100,100
	Vectren Corp.	3,510	129,940
	Wisconsin Energy Corp.	5,860	254,793
			1,445,795
	Oil, Gas & Consumable Fuels 6.1%
	ConocoPhillips	2,735	177,392
	Enterprise Products Partners, L.P.	1,965	121,889
	Exxon Mobil Corp.	795	74,531
	Kinder Morgan Energy Partners, L.P.	1,360	112,214
	MarkWest Energy Partners, L.P.	1,725	121,112
	ONEOK Partners, L.P.	1,965	100,019
	Royal Dutch Shell PLC, ADR	2,430	166,090
	Spectra Energy Corp.	4,370	157,276
			1,030,523
	Pharmaceuticals 4.8%
¤	AbbVie, Inc.	6,060	275,609
	Bristol-Myers Squibb Co.	2,765	119,558
¤	Johnson & Johnson	3,120	291,720
	Merck & Co., Inc.	2,640	127,169
			814,056
	Real Estate Investment Trusts 1.1%
	Health Care REIT, Inc.	1,725	111,245
	Ventas, Inc.	1,160	76,259
			187,504
	Semiconductors & Semiconductor Equipment 3.3%
	Intel Corp.	3,690	85,977
	KLA-Tencor Corp.	2,920	171,199
	Linear Technology Corp.	2,010	81,526
	Microchip Technology, Inc.	5,255	208,834
			547,536
	Software 1.8%
	Microsoft Corp.	4,460	141,962
	Oracle Corp.	4,800	155,280
			297,242
	Specialty Retail 1.0%
	Home Depot, Inc. (The)	2,215	175,051

	Tobacco 5.5%
¤	Altria Group, Inc.	8,040	281,882
	Lorillard, Inc.	4,085	173,735
	Philip Morris International, Inc.	2,465	219,829
	Reynolds American, Inc.	4,975	245,914
			921,360
	Total Common Stocks (Cost $14,127,522)		16,381,434

		Principal Amount
	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $703,553 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $785,000 and a Market Value of $721,450)	$703,553	703,553

	Total Short-Term Investment (Cost $703,553)		703,553

	Total Investments (Cost $14,831,075) (a)	101.6%	17,084,987
	Other Assets, Less Liabilities	(1.6)	(261,947)
	Net Assets	100.0%	$16,823,040

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2013, cost is $14,824,219 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$2,291,755
Gross unrealized depreciation	(30,987)
Net unrealized appreciation	$2,260,768

The following abbreviation is used in the above portfolio:
ADR	American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$16,381,434	$—	$—	$16,381,434
Short-Term Investment
Repurchase Agreement	—	703,553	—	703,553
Total Investments in Securities	$16,381,434	$703,553	$—	$17,084,987

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.3%†
	Corporate Bonds 6.6%
	Aerospace & Defense 0.7%
	Oshkosh Corp. 8.25%, due 3/1/17	$3,400,000	$3,646,500
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	865,000	905,006
	TransDigm, Inc. 7.75%, due 12/15/18	5,000,000	5,331,250
			9,882,756
	Broadcasting & Entertainment 0.8%
	National CineMedia LLC 6.00%, due 4/15/22	2,785,000	2,910,325
	Scientific Games International, Inc. 6.25%, due 9/1/20	3,000,000	3,030,000
	Sinclair Television Group, Inc. 8.375%, due 10/15/18	5,000,000	5,412,500
			11,352,825
	Buildings & Real Estate 0.2%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	2,400,000	2,556,000
	CBRE Services, Inc. 6.625%, due 10/15/20	800,000	853,000
			3,409,000
	Chemicals, Plastics & Rubber 0.6%
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	3,500,000	3,640,000
	Ineos Finance PLC 8.375%, due 2/15/19 (a)	2,000,000	2,195,000
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	500,000	508,750
	Nexeo Solutions LLC / Nexeo Solutions Finance Corp. 8.375%, due 3/1/18	3,000,000	2,985,000
			9,328,750
	Commercial Services 0.1%
	United Rentals North America, Inc. 5.75%, due 7/15/18	1,200,000	1,284,000

	Containers, Packaging & Glass 0.8%
	Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
	4.875%, due 11/15/22 (a)	390,000	379,275
	7.00%, due 11/15/20 (a)	3,130,000	3,083,050
	Berry Plastics Corp. 9.50%, due 5/15/18	3,000,000	3,255,000
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,539,000
¤	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	1,100,000	1,188,000
	Sealed Air Corp. 6.50%, due 12/1/20 (a)	1,764,000	1,905,120
			11,349,445
	Diversified Natural Resources, Precious Metals & Minerals 0.1%
	Boise Paper Holdings LLC / Boise Co-Issuer Co. 8.00%, due 4/1/20	1,300,000	1,397,500

	Diversified/Conglomerate Service 0.1%
	Geo Group, Inc. (The) 7.75%, due 10/15/17	2,000,000	2,095,000

	Finance 0.3%
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 7/1/21	3,000,000	2,992,500
	6.50%, due 6/1/22	1,400,000	1,389,500
			4,382,000
	Forest Products & Paper 0.2%
	Sappi Papier Holding GmbH 6.625%, due 4/15/21 (a)	2,500,000	2,418,750

	Healthcare, Education & Childcare 0.1%
	Grifols, Inc. 8.25%, due 2/1/18	1,385,000	1,497,531

	Leisure, Amusement, Motion Pictures & Entertainment 0.5%
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18	6,000,000	6,840,000

	Machinery 0.4%
	SPX Corp. 6.875%, due 9/1/17	6,000,000	6,675,000

	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources (August 2006) Pty, Ltd.
	6.00%, due 4/1/17 (a)	2,000,000	2,000,000
	6.375%, due 2/1/16 (a)	4,000,000	4,060,000
			6,060,000
	Oil & Gas 0.8%
	Basic Energy Services, Inc. 7.75%, due 10/15/22	3,000,000	2,977,500
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	1,462,000	1,646,578
	Exterran Partners LP / EXLP Finance Corp. 6.00%, due 4/1/21 (a)	2,000,000	2,030,000
	Forest Oil Corp. 7.25%, due 6/15/19	3,000,000	2,962,500
	Inergy Midstream, L.P. / NRGM Finance Corp. 6.00%, due 12/15/20 (a)	1,800,000	1,809,000
			11,425,578
	Software 0.3%
	First Data Corp. 6.75%, due 11/1/20 (a)	4,235,000	4,420,281

	Telecommunications 0.2%
	GCI, Inc. 6.75%, due 6/1/21	1,750,000	1,645,000
	Intelsat Luxembourg S.A. 7.75%, due 6/1/21 (a)	1,200,000	1,263,000
	MetroPCS Wireless, Inc. 6.25%, due 4/1/21 (a)	600,000	612,000
			3,520,000
	Total Corporate Bonds (Cost $93,599,071)		97,338,416

	Floating Rate Loans 84.6% (b)
	Aerospace & Defense 3.2%
	Aeroflex, Inc. New Term Loan B 4.50%, due 11/9/19	7,047,548	7,091,595
	Booz Allen Hamilton, Inc. New Term Loan B 4.50%, due 7/31/19	10,444,869	10,463,148
	Digitalglobe, Inc. New Term Loan B 3.75%, due 1/31/20	1,197,000	1,199,993
	SI Organization, Inc. (The) Term Loan B 5.50%, due 11/22/16	7,459,180	7,309,996
	Six3 Systems, Inc. Term Loan B 7.00%, due 10/4/19 (c)	3,184,000	3,191,960
	Spirit Aerosystems, Inc. Term Loan B 3.75%, due 4/18/19	4,424,000	4,460,865
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	6,227,427	6,256,801
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19	8,455,556	8,451,328
			48,425,686
	Automobile 4.9%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	6,152,818	6,191,273
	Allison Transmission, Inc. Term Loan B2 3.20%, due 8/7/17	8,662,098	8,683,753
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	8,353,533	8,402,259
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,712,500
	Chrysler Group LLC New Term Loan B 4.25%, due 5/24/17	6,850,163	6,954,087
	Federal-Mogul Corp.
	Term Loan B 2.137%, due 12/29/14	2,200,253	2,158,998
	Term Loan C 2.137%, due 12/28/15	3,533,292	3,467,043
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	9,070,200
	HHI Holdings LLC Additional Term Loan 5.00%, due 10/5/18	4,087,760	4,120,973
	KAR Auction Services, Inc. Term Loan B 3.75%, due 5/19/17	5,002,667	5,046,440
	Metaldyne Co. LLC REFI Term Loan B 5.00%, due 12/18/18	6,218,750	6,304,258
	Tomkins LLC Term Loan B2 3.75%, due 9/29/16	5,386,233	5,416,530
	Tower Automotive Holding USA, LLC Term Loan B 4.75%, due 4/23/20	5,320,000	5,362,119
			72,890,433
	Beverage, Food & Tobacco 2.9%
	AdvancePierre Foods, Inc. Term Loan 5.75%, due 7/10/17	4,987,469	5,037,343
	American Seafoods Group LLC New Term Loan B 4.252%, due 3/16/18 (c)	2,608,230	2,577,800
¤	Del Monte Foods Co. Term Loan 4.00%, due 3/8/18	12,792,681	12,792,681
	HJ Heinz Co. Term Loan B2 3.50%, due 6/5/20	9,975,000	10,062,281
	Michael Foods Group, Inc. Term Loan 4.25%, due 2/23/18	8,260,553	8,360,366
	Pinnacle Foods Finance LLC Term Loan G 3.25%, due 4/29/20	4,788,000	4,785,007
			43,615,478
	Broadcasting & Entertainment 4.2%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	6,329,975	6,347,958
	Charter Communications Operating LLC Term Loan E 3.00%, due 7/1/20	3,600,000	3,585,150
	Cumulus Media Holdings, Inc. 1st Lien Term Loan 4.50%, due 9/17/18	6,298,585	6,350,485
	Foxco Acquisition Sub LLC New Term Loan B 5.50%, due 7/14/17	1,985,006	2,004,856
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	4,722,644	4,730,517
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/2/20	3,591,000	3,576,252
	Converted Extended Term Loan 4.50%, due 3/2/20	9,186,922	9,228,548
¤	Weather Channel (The)
	REFI Term Loan B 3.50%, due 2/13/17	9,586,174	9,653,182
	2nd Lien Term Loan 7.00%, due 6/26/20	4,666,667	4,771,667
	WideOpenWest Finance LLC Term Loan B 4.75%, due 4/1/19	11,900,188	12,015,476
			62,264,091
	Buildings & Real Estate 2.7%
	Armstrong World Industries, Inc. New Term Loan B 3.50%, due 3/16/20	5,685,650	5,704,555
	CB Richard Ellis Services, Inc. New Term Loan B 2.945%, due 3/29/21	4,434,899	4,438,593
	CPG International, Inc. Term Loan 5.75%, due 9/18/19	5,210,625	5,213,882
¤	Realogy Corp.
	Letter of Credit 3.195%, due 10/10/13	224,263	224,263
	Extended Term Loan 4.50%, due 3/5/20	12,418,875	12,519,778
	Wilsonart International Holdings LLC Term Loan B 4.00%, due 10/31/19	11,572,355	11,557,890
			39,658,961
	Cargo Transport 0.3%
	Swift Transportation Co., Inc. New Term Loan B2 4.00%, due 12/21/17	4,486,492	4,521,545

	Chemicals, Plastics & Rubber 3.3%
	Arysta LifeScience Corp.
	1st Lien Term Loan 4.50%, due 5/25/20	2,400,000	2,412,000
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,209,000
	Axalta Coating Systems U.S. Holdings, Inc. Term Loan 4.75%, due 2/3/20	11,331,600	11,434,298
	General Chemical Corp. New Term Loan 5.002%, due 10/6/15	5,175,544	5,190,103
	Ineos US Finance LLC 6 Year Term Loan 4.00%, due 5/4/18	11,837,806	11,810,331
	MacDermid, Inc.
	1st Lien Term Loan 4.00%, due 6/7/20	6,000,000	6,030,000
	2nd Lien Term Loan 7.75%, due 12/7/20	2,000,000	2,020,000
	Univar, Inc. Term Loan B 5.00%, due 6/30/17	9,331,770	9,203,459
			49,309,191
	Containers, Packaging & Glass 2.0%
	Berlin Packaging LLC
	1st Lien Term Loan 4.75%, due 4/2/19	2,750,000	2,767,188
	New 2nd Lien Term Loan 8.75%, due 4/2/20	5,000,000	5,050,000
	Berry Plastics Holding Corp. Term Loan C 2.186%, due 4/3/15	984,252	984,708
	BWAY Corp. Term Loan B 4.50%, due 8/7/17	4,643,267	4,675,189
	Caraustar Industries, Inc. Term Loan 7.50%, due 5/1/19	2,000,000	2,013,500
	Pact Group Pty Ltd. Term Loan B 3.75%, due 5/29/20	1,680,000	1,675,800
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.75%, due 9/28/18	13,037,646	13,174,541
			30,340,926
	Diversified/Conglomerate Manufacturing 1.2%
	Colfax Corp. New Term Loan B 3.25%, due 1/11/19	5,037,188	5,053,377
	Sensus USA, Inc. 1st Lien Term Loan 4.75%, due 5/9/17	2,052,750	2,023,669
	Terex Corp. REFI Term Loan B 4.50%, due 4/28/17	895,166	902,103
	Veyance Technologies, Inc. 1st Lien Term Loan 5.25%, due 9/8/17	9,762,504	9,735,657
			17,714,806
	Diversified/Conglomerate Service 6.9%
	Acosta, Inc. Term Loan D 5.00%, due 3/2/18	6,688,842	6,740,680
	Advantage Sales & Marketing, Inc.
	New 1st Lien Term Loan 4.25%, due 12/18/17	5,333,542	5,356,844
	New 2nd Lien Term Loan 8.25%, due 6/18/18	1,542,857	1,573,714
	Brickman Group Holdings, Inc.
	New Term Loan B2 3.273%, due 10/14/16	2,958,209	2,973,000
	New Term Loan B3 4.00%, due 9/28/18	3,731,045	3,740,373
	Brock Holdings III, Inc.
	New Term Loan B 6.009%, due 3/16/17	5,128,211	5,158,124
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,363,500
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	1,492,500	1,496,231
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	10,300,000	10,357,938
	Crossmark Holdings, Inc.
	New Term Loan 4.50%, due 12/20/19	2,985,000	2,983,755
	2nd Lien Term Loan 8.75%, due 12/21/20	1,800,000	1,804,500
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	3,452,634	3,469,034
	First Data Corp.
	New 2017 Term Loan 4.191%, due 3/24/17	4,670,416	4,667,081
	2018 Term Loan 4.191%, due 9/24/18	5,100,000	5,091,498
	Genesys Telecom Holdings U.S., Inc. Senior Debt B 4.00%, due 2/7/20	3,657,473	3,655,948
	Sabre, Inc.
	Term Loan C 4.00%, due 2/19/18	2,883,117	2,898,253
	Term Loan B 5.25%, due 2/19/19	7,969,489	8,066,621
¤	ServiceMaster Co.
	New Term Loan 4.25%, due 1/31/17	6,081,969	6,042,691
	Extended Term Loan 4.45%, due 1/31/17	7,191,729	7,162,962
	Sophia, L.P. New Term Loan B 4.50%, due 7/19/18	3,147,278	3,173,504
	SunGard Data Systems, Inc.
	Term Loan C 3.945%, due 2/28/17	2,522,010	2,537,773
	Term Loan E 4.00%, due 3/8/20	7,780,500	7,829,035
	Verint Systems Inc. New Term Loan B 4.00%, due 9/6/19	5,091,570	5,086,799
			103,229,858
	Ecological 0.8%
	ADS Waste Holdings, Inc. New Term Loan B 4.25%, due 10/9/19	10,198,750	10,253,905
	Synagro Technologies, Inc.
	Term Loan B 2.196%, due 4/2/14	847,955	834,175
	2nd Lien Term Loan 7.031%, due 10/2/14 (d)	750,000	300,000
			11,388,080
	Electronics 2.2%
	Blue Coat Systems, Inc.
	New Term Loan 4.50%, due 5/31/19	5,398,236	5,401,610
	2nd Lien Term Loan 9.50%, due 6/30/20	4,000,000	4,010,000
	Eagle Parent, Inc. New Term Loan 4.50%, due 5/16/18	4,927,556	4,952,194
	EIG Investors Corp. New 1st Lien Term Loan 6.25%, due 11/6/19	3,482,500	3,508,619
	Evertec, Inc. New Term Loan B 3.50%, due 4/17/20	5,500,000	5,475,250
	Infor US Inc
	USD Term Loan B3 3.75%, due 6/3/20	2,000,000	1,992,500
	USD Term Loan B2 5.25%, due 4/5/18	4,986,195	5,029,825
	Sensata Technologies Finance Co. LLC Term Loan 3.75%, due 5/14/18	2,820,657	2,842,204
			33,212,202
	Finance 3.3%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	7,569,351	7,569,351
	Brand Energy & Infrastructure Services, Inc.
	Term Loan 1 Canadian 6.25%, due 10/23/18	693,282	704,548
	USD Term Loan B1 6.25%, due 10/23/18	2,888,673	2,935,614
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	4,000,000	4,020,000
	Harbourvest Partners LLC Term Loan B 4.75%, due 11/21/17	4,233,239	4,254,405
	Hertz Corp. (The)
	Term Loan B2 3.00%, due 3/11/18	6,613,877	6,631,734
	New Synthetic LC 3.75%, due 3/9/18	5,250,000	5,210,625
	Istar Financial, Inc. Term Loan 4.50%, due 10/16/17	4,975,791	4,991,341
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	3,591,000	3,632,896
	Safe Guard Products International LLC Term Loan 7.25%, due 12/21/18	4,676,500	4,688,191
	StoneRiver Holdings, Inc. 1st Lien Term Loan 4.50%, due 11/20/19	3,966,667	3,974,005
			48,612,710
	Grocery 0.6%
	Roundy's Supermarkets, Inc. Term Loan B 5.75%, due 2/13/19	8,738,611	8,635,933

	Healthcare, Education & Childcare 9.5%
¤	Bausch & Lomb, Inc. New Term Loan 4.00%, due 5/17/19	14,404,773	14,397,570
	Biomet, Inc. Extended Term Loan B 3.96%, due 7/25/17	7,756,033	7,801,274
	Community Health Systems, Inc. Extended Term Loan 3.773%, due 1/25/17	7,772,777	7,819,158
	DaVita, Inc. New Term Loan B 4.50%, due 10/20/16	10,203,204	10,263,790
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	6,269,264	6,292,773
	Gentiva Health Services, Inc. New Term Loan B 6.50%, due 8/17/16	4,995,004	4,992,922
	Grifols, Inc. New Term Loan B 4.25%, due 6/1/17	8,726,563	8,802,920
	HCA, Inc.
	Extended Term Loan B4 2.936%, due 5/1/18	5,816,658	5,833,625
	Term Loan B5 3.026%, due 3/31/17	654,681	656,318
	Hologic, Inc. Term Loan B 4.50%, due 8/1/19	8,510,494	8,535,710
	Iasis Healthcare LLC Term Loan B2 4.50%, due 5/3/18	4,692,420	4,721,748
	IMS Health, Inc. Term Loan B1 3.75%, due 9/1/17	1,581,557	1,589,464
	Kinetic Concepts, Inc. USD Term Loan D1 4.50%, due 5/4/18	4,432,725	4,477,052
¤	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	9,000,000	9,041,247
	2nd Lien Term Loan 9.50%, due 6/7/19	4,666,666	4,588,887
	Par Pharmaceutical Companies, Inc. REFI Term Loan B 4.25%, due 9/30/19	2,233,153	2,236,344
	Pharmaceutical Product Development, Inc. New Term Loan B 4.25%, due 12/5/18	6,410,231	6,449,404
	Quintiles Transnational Corp. New Term Loan B 4.50%, due 6/8/18	8,338,251	8,411,211
	RPI Finance Trust New Term Loan Tranche 2 3.50%, due 5/9/18	9,166,727	9,205,685
	Select Medical Corp. Series C Term Loan B 4.002%, due 6/1/18	2,767,451	2,776,675
	Surgical Care Affiliates, Inc. REFI Term Loan B 4.25%, due 6/29/18	2,794,375	2,796,122
	Vanguard Health Holding Co. II LLC REFI Term Loan B 3.75%, due 1/29/16	6,307,659	6,317,518
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18	114,712	114,683
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18	816,035	815,831
	New Term Loan B1 4.25%, due 3/15/18	1,874,546	1,874,077
			140,812,008
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.3%
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	5,110,124	5,088,406

	Hotels, Motels, Inns & Gaming 2.7%
	Ameristar Casinos, Inc. Term Loan B 4.00%, due 4/16/18	6,138,530	6,147,910
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 4.44%, due 1/26/18	3,832,264	3,316,825
	Extended Term Loan B6 5.44%, due 1/26/18	3,437,099	3,042,448
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 2.69%, due 11/23/16	638,926	638,626
	Extended Term Loan B 2.69%, due 11/23/16	1,911,342	1,910,446
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,533,543	7,538,191
	Penn National Gaming, Inc. New Term Loan B 3.75%, due 7/16/18	2,829,121	2,842,480
	Scientific Games International, Inc. Term Loan B1 3.998%, due 6/30/15	983,357	983,357
	Station Casinos, Inc. New Term Loan B 5.00%, due 3/1/20	10,792,950	10,875,829
	Twin River Management Group, Inc. Term Loan B 5.25%, due 11/9/18	2,444,444	2,467,361
			39,763,473
	Insurance 2.0%
	Asurion LLC New Term Loan B1 4.50%, due 5/24/19	9,281,407	9,274,780
	Hub International, Ltd. 2017 Extended Term Loan 3.686%, due 6/13/17	4,448,491	4,458,816
	Multiplan, Inc. New Term Loan B 4.00%, due 8/25/17	7,810,365	7,849,417
	Sedgwick CMS Holdings, Inc.
	New 1st Lien Term Loan 4.25%, due 6/12/18	7,000,000	7,052,500
	New 2nd Lien Term Loan 8.00%, due 12/12/18	1,000,000	1,015,000
			29,650,513
	Leisure, Amusement, Motion Pictures & Entertainment 2.2%
	AMC Entertainment, Inc. New Term Loan 3.50%, due 4/30/20	1,995,000	1,998,918
	SeaWorld Parks & Entertainment, Inc. Term Loan B2 3.00%, due 5/14/20	9,016,679	8,994,138
	Travelport LLC Term Loan 6.25%, due 6/26/19	11,200,000	11,191,600
	US Finco LLC
	1st Lien Term Loan 4.00%, due 5/22/20	3,680,000	3,686,134
	2nd Lien Term Loan 8.25%, due 11/20/20	2,400,000	2,406,000
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	4,333,327	4,342,354
			32,619,144
	Machinery 0.2%
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20 (c)	3,000,000	3,009,168

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.7%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.50%, due 12/10/18	2,983,544	2,991,003
	2nd Lien Term Loan 9.50%, due 12/10/19	1,534,091	1,557,102
	Apex Tool Group, LLC Term Loan B 4.50%, due 1/31/20	6,887,750	6,932,231
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,977,500	2,975,639
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,096,434
	Generac Power Systems, Inc. Term Loan B 3.50%, due 5/29/20	6,887,556	6,878,946
	Manitowoc Co., Inc. (The) New Term Loan B 4.25%, due 11/13/17	245,167	245,927
	Rexnord LLC New Term Loan B 3.75%, due 4/2/18	5,942,512	5,961,825
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	11,338,152	11,323,889
			39,962,996
	Media 0.5%
	Clear Channel Communications, Inc.
	Term Loan B 3.836%, due 1/29/16 (c)	4,550,000	4,258,673
	Term Loan D 6.936%, due 1/30/19 (c)	3,000,000	2,761,500
			7,020,173
	Mining, Steel, Iron & Non-Precious Metals 1.2%
	Arch Coal, Inc. Term Loan B 5.75%, due 5/16/18	5,954,976	5,904,108
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/3/17	3,299,139	3,301,887
	McJunkin Red Man Corp. Term Loan B 6.00%, due 11/8/19 (c)	4,107,275	4,143,214
	SunCoke Energy, Inc. Term Loan B 4.00%, due 7/26/18	242,672	242,672
	Walter Energy, Inc. Term Loan B 6.75%, due 4/2/18	5,030,633	4,856,659
			18,448,540
	Oil & Gas 3.5%
	Chesapeake Energy Corp. New Unsecured Term Loan 5.75%, due 12/1/17	9,166,700	9,386,701
	Energy Transfer Equity, L.P. New Term Loan B 3.75%, due 3/24/17	3,600,000	3,627,500
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	1,670,142	1,675,362
	Frac Tech International LLC Term Loan B 8.50%, due 5/6/16	5,147,089	5,125,028
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	5,000,000	5,068,750
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18	2,493,750	2,475,047
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (c)	9,000,000	8,640,000
	Ruby Western Pipeline Holdings LLC Term Loan B 3.50%, due 3/27/20	934,195	935,363
	Samson Investment Co. 2nd Lien Term Loan 6.00%, due 9/25/18	8,700,000	8,792,437
	Wildhorse Resources, LLC 2nd Lien Term Loan 7.50%, due 12/13/18 (c)	6,375,000	6,351,094
			52,077,282
	Personal & Nondurable Consumer Products (Manufacturing Only) 2.5%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	6,000,000	6,001,074
	Prestige Brands, Inc. New Term Loan 3.778%, due 1/31/19	354,263	357,363
	Serta Simmons Holdings LLC Term Loan 5.00%, due 10/1/19	7,472,500	7,527,206
	SRAM LLC New Term Loan B 4.022%, due 4/10/20	7,844,039	7,814,624
	Sun Products Corp. (The) New Term Loan 5.50%, due 3/23/20	8,736,875	8,715,033
	Visant Holding Corp. Term Loan B 5.25%, due 12/22/16	6,885,091	6,719,849
			37,135,149
	Personal Transportation 0.8%
	Orbitz Worldwide, Inc.
	New Term Loan B 4.50%, due 9/25/17	733,333	735,166
	New Term Loan C 5.75%, due 3/25/19	6,466,667	6,488,220
	United Airlines, Inc. New Term Loan B 4.00%, due 4/1/19	4,987,500	5,029,894
			12,253,280
	Personal, Food & Miscellaneous Services 1.1%
	Aramark Corp.
	Extended Synthetic LOC 2 3.695%, due 7/26/16	414,866	416,595
	Extended Synthetic LOC 3 3.695%, due 7/26/16	70,436	70,788
	Extended Term Loan B 3.776%, due 7/26/16	6,293,323	6,319,547
	Extended Term Loan C 3.776%, due 7/26/16	48,249	48,490
	USD Term Loan D 4.00%, due 9/9/19	1,800,000	1,815,750
	Weight Watchers International, Inc. Term Loan B2 3.75%, due 4/2/20	7,125,000	7,150,237
			15,821,407
	Printing & Publishing 1.6%
	Dex Media East LLC New Term Loan 6.00%, due 10/24/14	917,262	719,287
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	11,955,000	11,958,742
	Lamar Media Corp. Term Loan B 4.00%, due 12/30/16	371,260	372,189
	McGraw-Hill Global Education Holdings, LLC Term Loan 9.00%, due 3/22/19	3,990,000	4,004,963
	MediaNews Group, Inc. New Term Loan 8.50%, due 3/19/14	55,770	54,933
	Penton Media, Inc. New Term Loan B 6.00%, due 8/1/14 (c)(e)	3,424,755	3,341,989
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	1,793,517	1,350,518
	SNL Financial LC New Term Loan B 5.50%, due 10/23/18	1,965,909	1,968,366
			23,770,987
	Retail Store 6.0%
¤	BJ's Wholesale Club, Inc. Replacement Term Loan 4.25%, due 9/26/19	14,025,812	14,078,409
	Collective Brands Finance, Inc. Term Loan 7.25%, due 10/9/19 (c)	3,879,765	3,924,382
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	4,300,800	4,329,474
	JC Penney Corp., Inc. 1st Lien Term Loan 6.00%, due 5/22/18	7,250,000	7,295,312
	Leslie's Poolmart, Inc. New Term Loan B 5.25%, due 10/16/19	5,572,375	5,625,312
	Michaels Stores, Inc. New Term Loan 3.75%, due 1/28/20	11,142,374	11,174,208
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	3,790,286	3,810,818
¤	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18	13,722,181	13,747,910
	Party City Holdings, Inc. REFI Term Loan B 4.25%, due 7/29/19	6,699,459	6,717,407
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	6,512,478	6,543,009
	Pilot Travel Centers LLC
	REFI Term Loan B 3.75%, due 3/30/18	4,045,872	4,020,586
	Term Loan B2 4.25%, due 8/7/19	3,970,000	3,955,113
	Yankee Candle Co., Inc. (The) New Term Loan B 5.25%, due 4/2/19	4,517,455	4,547,573
			89,769,513
	Telecommunications 4.9%
	Alcatel-Lucent USA, Inc. USD Term Loan C 7.25%, due 1/30/19	7,296,634	7,444,850
	Arris Group, Inc. Term Loan B 3.50%, due 4/17/20 (c)	2,000,000	1,993,334
	Avaya, Inc. Term Loan B5 8.00%, due 3/30/18	4,474,041	4,204,355
	Cricket Communications, Inc. Term Loan C 4.75%, due 3/9/20	7,375,000	7,416,484
	Crown Castle International Corp. New Term Loan 3.25%, due 1/31/19	5,988,990	5,990,655
	Level 3 Financing, Inc.
	2016 Term Loan B 4.75%, due 2/1/16	2,679,750	2,692,313
	2019 Term Loan B 5.25%, due 8/1/19	6,800,000	6,840,732
	Light Tower Fiber LLC
	1st Lien Term Loan 4.50%, due 4/13/20	6,000,000	6,033,750
	2nd Lien Term Loan 8.00%, due 4/12/21	500,000	505,000
	Syniverse Holdings, Inc.
	Delayed Draw Term Loan 4.00%, due 4/23/19	3,000,000	3,007,500
	Term Loan 5.00%, due 4/23/19	6,161,760	6,186,795
	Telesat LLC Term Loan B 3.50%, due 3/28/19	10,494,199	10,542,294
	Zayo Group LLC Term Loan B 4.50%, due 7/2/19	9,370,163	9,433,121
			72,291,183
	Utilities 4.4%
	AES Corp. REFI Term Loan B 3.75%, due 6/1/18	6,522,618	6,592,502
	Calpine Construction Finance Co., L.P. Original Term Loan B1 3.00%, due 5/4/20	3,000,000	2,974,125
	Calpine Corp.
	Term Loan B1 4.00%, due 4/2/18	3,942,034	3,960,246
	Term Loan B2 4.00%, due 4/2/18	7,864,660	7,899,768
	Covanta Energy Corp. Term Loan 3.50%, due 3/28/19	2,666,250	2,686,247
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	9,230,769	9,265,385
	Equipower Resources Holdings LLC
	REFI Term Loan B 5.50%, due 12/21/18	3,184,086	3,196,027
	2nd Lien Term Loan 10.00%, due 6/21/19	900,000	903,375
	Essential Power LLC Term Loan B 4.25%, due 8/8/19	3,445,680	3,458,601
	GIM Channelview Cogeneration LLC Term Loan B 4.25%, due 5/4/20	900,000	904,125
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	7,800,000	7,836,566
	LSP Madison Funding LLC Term Loan 5.50%, due 6/28/19	5,216,421	5,268,585
	Texas Competitive Electric Holdings Co. LLC
	Non-Extended Term Loan 3.721%, due 10/10/14	3,000,000	2,136,750
	Extended Term Loan 4.721%, due 10/10/17	3,000,000	2,100,939
	Topaz Power Holdings, LLC Term Loan 5.25%, due 2/26/20	6,582,000	6,623,137
			65,806,378
	Total Floating Rate Loans (Cost $1,253,160,758)		1,259,119,500

	Foreign Floating Rate Loans 5.1% (b)
	Broadcasting & Entertainment 0.7%
	UPC Financing Partnership
	USD Term Loan AH 3.25%, due 6/30/21	7,004,077	6,992,402
	Term Loan AF 4.00%, due 1/29/21	2,700,000	2,715,187
			9,707,589
	Chemicals, Plastics & Rubber 0.7%
	AI Chem & Cy S.C.A.
	Term Loan B1 4.50%, due 10/3/19	2,533,493	2,552,494
	Term Loan B2 4.50%, due 10/3/19	1,314,508	1,324,366
	2nd Lien Term Loan 8.25%, due 4/3/20	600,000	611,250
	Oxea S.A.R.L. USD 1st Lien Term Loan 4.25%, due 12/6/19	5,000,000	5,050,000
			9,538,110
	Diversified/Conglomerate Service 0.8%
	ION Trading Technologies S.A.R.L.
	1st Lien Term Loan 4.50%, due 5/22/20	8,773,571	8,790,022
	2nd Lien Term Loan 8.25%, due 5/21/21	2,875,000	2,876,797
			11,666,819
	Healthcare, Education & Childcare 0.1%
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18	1,477,175	1,476,806

	Leisure, Amusement, Motion Pictures & Entertainment 0.4%
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	6,525,714	6,533,871

	Media 0.4%
	Virgin Media Investment Holdings, Ltd. USD Term Loan B 3.50%, due 6/8/20	6,000,000	5,988,336

	Mining, Steel, Iron & Non-Precious Metals 1.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17	7,710,931	7,764,908
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	8,283,891	8,306,671
			16,071,579
	Oil & Gas 0.2%
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/4/18	3,111,111	3,124,333

	Printing & Publishing 0.0%‡
	Yell Group PLC New Term Loan B1 3.936%, due 7/31/14 (d)	2,651,780	556,874

	Telecommunications 0.7%
	Intelsat Jackson Holdings, Ltd. Term Loan B1 4.25%, due 4/2/18	10,766,293	10,840,311

	Total Foreign Floating Rate Loans (Cost $77,335,667)		75,504,628

	Total Long-Term Bonds (Cost $1,424,095,496)		1,431,962,544

		Shares	Value
	Common Stock 0.0%‡
	Beverage, Food & Tobacco 0.0%‡
	Nellson Nutraceutical, Inc. (c)(f)	379	387,609

	Total Common Stock (Cost $531,732)		387,609

		Principal Amount	Value
	Short-Term Investments 6.4%
	Other Commercial Paper 0.6%
	Bank of Nova Scotia 0.122%, due 8/1/13 (g)	$1,918,000	1,918,000
	Henkel Corp. 0.122%, due 8/7/13 (a)(g)	4,347,000	4,346,913
	National Rural Utilities Cooperative 0.101%, due 8/26/13 (g)	3,168,000	3,167,780

	Total Other Commercial Paper (Cost $9,432,693)		9,432,693

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $1,186,706 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 3/31/14, with a Principal Amount of $1,175,000 and a Market Value of $1,211,688)	1,104,413	1,104,413

	Total Repurchase Agreement (Cost $1,104,413)		1,104,413

	U.S. Government 5.7%
	United States Treasury Bills
	0.005%, due 8/29/13 (g)	61,553,000	61,552,761
	0.015%, due 8/15/13 (g)	3,166,000	3,165,982
	0.016%, due 9/19/13 (g)	7,834,000	7,833,829
	0.027%, due 8/22/13 (g)	9,872,000	9,871,847
	0.036%, due 8/22/13 (g)	2,464,000	2,463,949

	Total U.S. Government (Cost $84,888,368)		84,888,368

	Total Short-Term Investments (Cost $95,425,474)		95,425,474

	Total Investments (Cost $1,520,052,702) (h)	102.7%	1,527,775,627
	Other Assets, Less Liabilities	(2.7)	(40,071,733)
	Net Assets	100.0%	$1,487,703,894

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(c)	Illiquid security – The total market value of these securities as of July 31, 2013, is $44,580,723, which represents 3.0% of the Fund's net assets.
(d)	Issue in default.
(e)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(f)	Fair valued security - The total market value of this security as of July 31, 2013 is $387,609, which represents less than one-tenth of a percent of the Fund's net assets.
(g)	Interest rate presented is yield to maturity.
(h)	As of July 31, 2013, cost is $1,521,968,928 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,837,621
Gross unrealized depreciation	(8,030,922)
Net unrealized appreciation	$5,806,699

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$97,338,416	$—	$97,338,416
Floating Rate Loans (b)	—	1,188,153,933	70,965,567	1,259,119,500
Foreign Floating Rate Loans	—	75,504,628	—	75,504,628
Total Long-Term Bonds	—	1,360,996,977	70,965,567	1,431,962,544
Common Stock (c)	—	—	387,609	387,609
Short-Term Investments
Other Commercial Paper	—	9,432,693	—	9,432,693
Repurchase Agreement	—	1,104,413	—	1,104,413
U.S. Government	—	84,888,368	—	84,888,368
Total Short-Term Investments	—	95,425,474	—	95,425,474
Total Investments in Securities	$—	$1,456,422,451	$71,353,176	$1,527,775,627

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $70,965,567 of Level 3 securities which represent floating rate loans whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(c)	The Level 3 security valued at $387,609 is held in Beverage, Food & Tobacco within the Common Stock section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2013, securities with a total value of $2,007,500 transferred from Level 3 to Level 2. The transfer occurred as a result of certain floating rate loan valuations obtained from the independent pricing service which utilized the average of multiple bid quotations as of July 31, 2013. The fair value obtained for these loans from the independent pricing service as of October 31, 2012, utilized a single broker quote.

During the period ended July 31, 2013, securities with a total value of $10,304,147 transferred from Level 2 to Level 3. The transfer occurred as a result of the value for certain floating rate loans obtained from the independent pricing service which were derived based on single broker quote.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2013
Long-Term Bonds
Floating Rate Loans
Aerospace & Defense	$3,124,000	$(1,119)	$(546)	$30,393	$-	$(72,945)	$7,422,173	$-	$10,501,956	$28,755
Automobile	-	2,424	187	146,748	11,556,601	(39,583)	-	-	11,666,377	146,748
Broadcasting & Entertainment	-	583	-	151,065	4,620,019	-	-	-	4,771,667	151,065
Chemicals, Plastics & Rubber	3,799,844	1,527	11,523	164,654	1,980,114	(3,937,662)	-	-	2,020,000	164,654
Containers, Packaging & Glass	-	346	-	41,640	5,008,014	-	-	-	5,050,000	41,640
Diversified/Conglomerate Service	13,509,070	(1,844)	(40)	(78,781)	-	(13,428,405)	-	-	-	-
Electronics	-	2,790	164	57,661	3,465,504	(17,500)	-	-	3,508,619	57,661
Finance	5,191,830	16,393	26,153	192,581	9,465,230	(3,942,091)	-	(2,007,500)	8,942,596	192,581
Healthcare, Education & Childcare	2,607,531	4,499	20,033	72,654	3,750	(2,708,467)	-	-	-	-
Insurance	-	87	-	19,862	995,051	-	-	-	1,015,000	19,862
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	1,099,168	4,248	3,328	31,263	1,856,438	(340,909)	-	-	2,653,536	31,263
Mining, Steel, Iron & Non-Precious Metals	6,625,002	2,129	2,366	19,908	-	(2,263,519)	-	-	4,385,886	19,908
Oil & Gas	-	3,346	-	41,132	13,664,272	-	-	-	13,708,750	41,132
Printing & Pulishing	-	(28,698)	(37,961)	72,952	-	(147,954)	196,594	-	54,933	29,813
Utilities	-	1,435	86	19,596	-	(20,250)	2,685,380	-	2,686,247	19,596
Common Stocks						-
Beverage, Food & Tobacco	250,271	-	-	137,338	-	-	-	-	387,609	137,338
Leisure, Amusement, Motion Pictures & Entertainment	1,697,164	-	771,922	(432,809)	-	(2,036,277)	-	-	-	-
Total	$37,903,880	$8,146	$797,215	$687,857	$52,614,993	$(28,955,562)	$10,304,147	$(2,007,500)	$71,353,176	$1,082,016

(a)	Sales include principal reductions.

MainStay Growth Allocation Fund
Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
MainStay Common Stock Fund Class I	101,884	$1,605,694
MainStay Cornerstone Growth Fund Class I	347,337	11,076,588
MainStay Epoch Global Choice Fund Class I	411,012	8,109,275
MainStay Epoch U.S. All Cap Fund Class I	844,686	22,814,976
MainStay ICAP Equity Fund Class I	473,440	22,777,197
MainStay ICAP International Fund Class I	530,448	17,319,124
MainStay ICAP Select Equity Fund Class I	8,837	403,941
MainStay International Equity Fund Class I	524,663	6,715,692
MainStay International Opportunities Fund Class I (a)	2,520,587	20,416,754
MainStay Large Cap Growth Fund Class I	2,836,249	26,518,931
MainStay MAP Fund Class I	1,016,133	42,850,335
MainStay Marketfield Fund Class I	310,868	5,440,185
MainStay S&P 500 Index Fund Class I	90,809	3,572,435
MainStay U.S. Equity Opportunities Fund Class I (a)	4,131,578	40,489,463
MainStay U.S. Small Cap Fund Class I (a)	1,699,655	39,499,988

Total Investments (Cost $204,201,356) (b)	100.1%	269,610,578
Other Assets, Less Liabilities	(0.1)	(233,604)
Net Assets	100.0%	$269,376,974

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $209,672,238 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$65,409,222
Gross unrealized depreciation	(5,470,882)
Net unrealized appreciation	$59,938,340

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$269,610,578	$—	$—	$269,610,578
Total Investments	$269,610,578	$—	$—	$269,610,578

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.0% †
	Alabama 3.4%
	Alabama Water Pollution Control Authority, Revenue Bonds
	Series B, Insured: AMBAC 4.125%, due 2/15/14	$1,060,000	$1,049,040
	Series B, Insured: AMBAC 4.25%, due 2/15/15	1,150,000	1,109,417
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.125%, due 7/1/17	200,000	197,646
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	244,927
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	235,075
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	92,135
	Colbert County-Northwest Alabama Health Care Authority, Revenue Bonds 5.75%, due 6/1/27	4,000,000	3,677,240
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,173,825
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	570,000	560,966
¤	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,590,063
	Series A 4.75%, due 1/1/25	500,000	479,955
	Series A 5.25%, due 1/1/15	710,000	710,291
	Series A 5.25%, due 1/1/16	240,000	240,098
	Series A 5.25%, due 1/1/17	330,000	330,135
	Series A 5.50%, due 1/1/21	2,250,000	2,249,617
	Series A 5.50%, due 1/1/22	5,750,000	5,749,540
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/14	1,250,000	1,238,800
	Insured: AMBAC 5.00%, due 4/1/15	1,510,000	1,470,468
	Insured: AMBAC 5.00%, due 4/1/16	525,000	500,052
	Insured: AMBAC 5.00%, due 4/1/26	4,500,000	3,519,585
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,017,538
	Insured: AMBAC 5.125%, due 4/1/21	250,000	211,025
	Montgomery Airport Authority, Revenue Bonds Insured: RADIAN 5.375%, due 8/1/32	500,000	460,340
			30,107,778
	Alaska 0.8%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	9,545,000	6,997,153

	Arizona 2.7%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds 5.00%, due 2/1/42	2,690,000	2,484,834
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,250,000	2,904,005
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	789,530
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	998,280
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds
	6.00%, due 7/1/33	1,500,000	1,426,035
	6.00%, due 7/1/43	2,250,000	1,983,690
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	65,000	65,047
	Series A 5.875%, due 6/1/33	645,000	625,489
	6.10%, due 6/1/45	1,100,000	1,058,145
	Pima County Industrial Development Authority, Tucson Electric Power Co. Project, Revenue Bonds 4.00%, due 9/1/29	9,865,000	8,793,365
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds
	5.125%, due 3/1/42	2,340,000	1,956,029
	7.875%, due 3/1/42	500,000	548,520
			23,632,969
	California 18.7%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,009,090
¤	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: FGIC, NATL-RE 4.75%, due 9/1/33	12,600,000	12,618,018
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/41	2,050,000	350,837
	Series C, Insured: FGIC, NATL-RE (zero coupon), due 8/1/42	2,000,000	320,460
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	9,815,000	7,651,676
	California Educational Facilities Authority, Dominican University, Revenue Bonds 5.00%, due 12/1/36	1,000,000	961,320
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,656,646
	California Municipal Finance Authority, Santa Rosa Academy Project, Revenue Bonds
	Series A 5.75%, due 7/1/30	1,000,000	963,330
	Series A 6.00%, due 7/1/42	1,500,000	1,425,090
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,103,850
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	521,655
	California Pollution Control Financing Authority, Revenue Bonds
	5.00%, due 7/1/37 (a)(b)	5,000,000	4,329,250
	5.00%, due 11/21/45 (a)(b)	7,000,000	5,866,840
	California School Finance Authority, Coastal Academy Project, Revenue Bonds
	Series A 5.00%, due 10/1/33	730,000	680,747
	Series A 5.00%, due 10/1/42	1,240,000	1,096,396
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds
	Series A 4.75%, due 8/1/22	295,000	285,348
	Series A 5.25%, due 8/1/42	1,700,000	1,530,051
	Series A 5.30%, due 8/1/47	675,000	604,125
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	1,665,000	1,669,662
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	95,000	97,216
	6.00%, due 7/1/40	1,995,000	2,010,780
	6.375%, due 7/1/45	2,980,000	3,047,914
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds 7.50%, due 11/1/41	1,000,000	1,133,590
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	470,100
	5.625%, due 11/1/33	680,000	609,232
	5.875%, due 11/1/43	435,000	382,100
	California Statewide Communities Development Authority, Sonoma Country Day School, Revenue Bonds 4.375%, due 7/1/29	8,100,000	5,302,827
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	549,172
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	521,223
	Ceres Unified School District, Unlimited General Obligation Series A (zero coupon), due 8/1/45	7,400,000	843,230
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	197,278
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,572,519
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	2,237,200
	Series C (zero coupon), due 8/1/39	17,900,000	3,762,222
	Series C (zero coupon), due 8/1/43	16,000,000	2,622,400
	Series C (zero coupon), due 8/1/44	8,000,000	1,230,800
¤	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	(zero coupon), due 1/15/26	15,000,000	6,877,200
	Insured: NATL-RE (zero coupon), due 1/15/30	150,000	54,398
	(zero coupon), due 1/15/31	15,000,000	4,944,300
	Insured: NATL-RE (zero coupon), due 1/15/31	850,000	287,385
	5.75%, due 1/15/40	485,000	467,758
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	1,619,900
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	5,000,000	3,877,650
	Golden State Tobacco Securitization Corp., Revenue Bonds Series A, Insured: AGC 5.00%, due 6/1/45	7,120,000	6,899,066
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,290,743
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	311,054
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,067,990
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,514,184
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	2,648,800
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	82,816
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,500,000	1,479,405
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	167,840
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	119,550
	Sacramento Regional Art Facilities Financing Authority, Certificates of Participation Insured: AMBAC 5.00%, due 9/1/32	3,250,000	2,978,430
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: RADIAN 5.00%, due 9/1/25	50,000	48,868
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	6,916,843
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	465,702
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,067,844
	Series C (zero coupon), due 8/1/38	2,000,000	396,380
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 1/15/24	265,000	146,497
	Series A, Insured: NATL-RE (zero coupon), due 1/15/25	1,710,000	883,335
	Series A, Insured: NATL-RE (zero coupon), due 1/15/26	550,000	265,936
	Series A, Insured: NATL-RE (zero coupon), due 1/15/30	500,000	182,485
	Series A, Insured: NATL-RE (zero coupon), due 1/15/32	1,510,000	478,066
	Series A, Insured: NATL-RE (zero coupon), due 1/15/34	6,610,000	1,832,887
	Series A, Insured: NATL-RE (zero coupon), due 1/15/36	12,300,000	2,956,674
	Series A, Insured: NATL-RE 5.25%, due 1/15/30	6,590,000	6,468,876
	Series A, Insured: NATL-RE 5.375%, due 1/15/29	2,285,000	2,274,260
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	790,000	692,277
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,199,927
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: FGIC, NATL-RE 4.25%, due 9/1/15	25,000	24,473
	Insured: FGIC, NATL-RE 4.80%, due 9/1/20	125,000	117,333
	Insured: FGIC, NATL-RE 5.125%, due 9/1/30	2,900,000	2,502,816
	Insured: FGIC, NATL-RE 5.25%, due 9/1/23	345,000	321,412
	Insured: FGIC, NATL-RE 5.25%, due 9/1/24	100,000	91,933
	Insured: FGIC, NATL-RE 5.25%, due 9/1/34	350,000	301,581
	Insured: FGIC, NATL-RE 5.375%, due 9/1/21	175,000	168,390
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A 5.00%, due 9/1/23	100,000	79,912
	Series A, Insured: RADIAN 5.00%, due 9/1/24	330,000	258,515
	Series A, Insured: RADIAN 5.25%, due 9/1/31	120,000	87,996
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	45,565
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	70,108
	Insured: FGIC, NATL-RE 4.125%, due 9/1/22	100,000	92,155
	Insured: FGIC, NATL-RE 4.25%, due 9/1/24	215,000	192,249
	Insured: FGIC, NATL-RE 4.25%, due 9/1/25	20,000	17,555
	Insured: FGIC, NATL-RE 5.00%, due 9/1/28	2,265,000	2,050,708
	Insured: FGIC, NATL-RE 5.00%, due 9/1/36	150,000	132,077
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	1,598,988
	Stockton, Wastewater Systems Project, Certificates of Participation Series A, Insured: NATL-RE 5.20%, due 9/1/29	1,860,000	1,688,099
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/26	100,000	45,081
	Series B, Insured: FGIC, NATL-RE (zero coupon), due 4/1/27	140,000	58,426
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,247,630
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	8,140,000	6,203,331
	Series A 5.375%, due 6/1/38	2,100,000	1,677,732
	Series A-1 5.50%, due 6/1/45	3,755,000	2,957,438
	Tobacco Securitization Authority of Southern California, Asset-Backed, Revenue Bonds Series A-1 5.00%, due 6/1/37	3,000,000	2,358,090
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	530,085
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,392,350
			165,511,548
	Colorado 2.1%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	26,521
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (a)	3,500,000	3,267,250
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	1,000,000	867,540
	Colorado Educational & Cultural Facilities Authority, Johnson & Wales University Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 4/1/28	185,000	184,994
	Denver Convention Center Hotel Authority, Revenue Bonds
	Series, Insured: XLCA 4.75%, due 12/1/35	635,000	607,981
	Series, Insured: XLCA 5.00%, due 12/1/35	130,000	130,454
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (a)	500,000	493,670
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	3,330,550
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	133,895
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	2,304,595
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	342,187
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	610,444
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	1,846,529
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	190,785
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	1,660,000	448,947
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	100,000	23,746
	(zero coupon), due 9/1/40	3,450,000	701,764
	(zero coupon), due 9/1/41	3,925,000	752,776
	Harvest Junction Metropolitan District, Limited General Obligation
	5.00%, due 12/1/30	765,000	691,606
	5.375%, due 12/1/37	755,000	667,730
	Table Rock Metropolitan District, Limited General Obligation Insured: RADIAN 4.25%, due 12/1/27	275,000	233,634
	Tallyns Reach Metropolitan District No 3, Limited Improvment Tax Convention, General Obligation 5.125%, due 11/1/38	1,035,000	910,583
			18,768,181
	Connecticut 0.3%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (a)	860,000	862,537
	Series A, Insured: ACA 6.60%, due 7/1/24 (a)	2,075,000	2,081,101
			2,943,638
	Delaware 0.4%
	Delaware State Economic Development Authority, Newark Charter School, Revenue Bonds 5.00%, due 9/1/42	1,350,000	1,290,209
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	2,530,000	2,280,415
			3,570,624
	District of Columbia 1.0%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,027,460
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,324,349
	Insured: ACA 5.25%, due 6/1/33	4,120,000	3,967,354
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	635,000	576,263
			8,895,426
	Florida 4.1%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	575,000	473,892
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	992,000
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	3,100,000	2,926,524
¤	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	15,070,000	14,338,954
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,500,000	2,419,750
	6.125%, due 6/1/43	5,000,000	5,004,950
	Florida Development Finance Corp., Bay Area Charter Foundation LLC, Revenue Bonds Series A 7.75%, due 6/15/42	2,000,000	2,125,040
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	2,909,575
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,554,525
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	350,000	334,264
	Sarasota Manatee Airport Authority, Revenue Bonds 0.11%, due 8/1/14 (c)	1,055,000	1,055,000
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	804,015
	Volusia County Industrial Development Authority, Student Housing-Stetson University Project, Revenue Bonds Insured: CIFG 5.00%, due 6/1/35	1,270,000	1,119,962
			36,058,451
	Georgia 0.4%
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,079,050
	McDuffie County Development Authority, Temple-Inland Forest, Revenue Bonds 6.95%, due 12/1/23 (a)	600,000	603,258
			3,682,308
	Guam 2.4%
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/37	1,500,000	1,499,940
	Guam Government, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,290,000	1,405,158
	Guam Government, Unlimited General Obligation
	Series A 5.00%, due 11/15/23	555,000	538,028
	Series A 5.25%, due 11/15/37	5,825,000	5,346,069
	Series A 7.00%, due 11/15/39	2,040,000	2,168,337
	Guam Government, Waterworks Authority, Revenue Bonds
	5.875%, due 7/1/35	3,885,000	3,932,047
	6.00%, due 7/1/25	3,735,000	3,802,267
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	2,580,000	2,504,406
			21,196,252
	Illinois 2.6%
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds
	5.00%, due 12/1/36	3,600,000	3,456,108
	Series A 7.125%, due 10/1/41	1,500,000	1,670,220
	Illinois Finance Authority, Community Rehab Providers, Revenue Bonds Series A 5.60%, due 7/1/19	445,000	416,128
	Illinois Finance Authority, Ingalls Health System, Revenue Bonds 5.00%, due 5/15/43	3,000,000	2,766,810
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds
	Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	921,860
	Series C, Insured: ACA 5.00%, due 9/1/31	2,000,000	1,758,920
	Series C, Insured: ACA 5.00%, due 9/1/32	2,780,000	2,426,468
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	9,281,300
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	497,090
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	110,455
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	175,544
			23,480,903
	Indiana 2.7%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds
	5.00%, due 10/1/24	805,000	746,911
	5.00%, due 10/1/28	4,000,000	3,489,360
	5.00%, due 10/1/32	2,555,000	2,152,996
	Carmel Redevelopment District, Certificate of Partcipation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,009,350
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,518,810
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	685,691
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	3,965,000	3,800,889
	5.50%, due 8/15/45	1,500,000	1,429,560
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	4,931,379
	Indiana Finance Authority, Private Activity Ohio River Bridge, Revenue Bonds Series A 5.25%, due 1/1/51 (a)	4,055,000	3,756,147
			23,521,093
	Iowa 2.1%
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds Series B 5.50%, due 10/1/31	100,000	91,306
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,001,430
	Series A 5.00%, due 10/1/21	605,000	604,970
	Series A 5.05%, due 10/1/24	250,000	244,147
	Series A 5.10%, due 10/1/25	250,000	242,487
	Series A 5.25%, due 10/1/30	170,000	157,123
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,025,688
	Series C 5.625%, due 6/1/46	6,730,000	5,530,714
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.00%, due 12/1/14	280,000	287,675
	Insured: AGC 4.50%, due 12/1/31	1,920,000	1,709,050
	Insured: AGC 4.50%, due 12/1/41	960,000	789,062
	Insured: AGC 5.00%, due 12/1/41	3,525,000	3,168,517
			18,852,169
	Kansas 1.1%
	Wyandotte County-Kansas City Unified Government, Capital Appreciation, Sales Tax, Revenue Bonds (zero coupon), due 6/1/21	14,875,000	9,614,903

	Kentucky 0.1%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,047,320

	Louisiana 1.8%
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	4,835,000	5,095,365
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,059,000
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	971,308
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	97,401
	Series A, Insured: AGC 5.00%, due 7/1/39	610,000	594,408
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,145,000	5,290,353
			16,107,835
	Maryland 0.8%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	720,000	647,301
	Series A, Insured: XLCA 5.25%, due 9/1/23	210,000	211,384
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	179,824
	Series A, Insured: XLCA 5.25%, due 9/1/27	275,000	272,022
	Series A, Insured: XLCA 5.25%, due 9/1/28	100,000	98,360
	Series A, Insured: XLCA 5.25%, due 9/1/39	2,400,000	2,202,432
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,056,640
	Maryland Health & Higher Educational Facilities Authority, Institute College of Art, Revenue Bonds 5.00%, due 6/1/47	1,000,000	956,440
	Maryland Health & Higher Educational Facilities Authority, Notre Dame Maryland University, Revenue Bonds 5.00%, due 10/1/42	1,255,000	1,202,917
			6,827,320
	Massachusetts 1.2%
	Massachusetts Development Finance Agency, Eastern Nazarene College, Revenue Bonds 5.625%, due 4/1/19	140,000	140,357
	Massachusetts Development Finance Agency, N Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43	2,000,000	1,935,580
	Massachusetts Development Finance Agency, Seven Hills Foundation & Affiliates, Revenue Bonds Insured: RADIAN 5.00%, due 9/1/35	100,000	86,910
	Massachusetts Educational Financing Authority, Revenue Bonds Series J 4.90%, due 7/1/28 (a)	6,235,000	5,971,135
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	500,000	449,695
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,945,000	1,914,716
			10,498,393
	Michigan 7.0%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	534,886
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,065,000	1,045,947
	6.00%, due 6/1/33	1,000,000	930,930
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	246,388
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	918,235
	5.125%, due 11/1/35	605,000	509,041
	Detroit, Michigan Water and Sewerage Department, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	1,000,000	916,670
	Detroit, Unlimited General Obligation
	Series A-1, Insured: AMBAC 4.60%, due 4/1/24	130,000	94,296
	Series B-1, Insured: AMBAC 5.00%, due 4/1/14	695,000	667,367
	Series A, Insured: XLCA 5.25%, due 4/1/17	1,500,000	1,299,675
	Series A, Insured: XLCA 5.25%, due 4/1/18	2,935,000	2,544,205
	Series A, Insured: XLCA 5.25%, due 4/1/19	750,000	601,448
	Series A-1, Insured: AMBAC 5.25%, due 4/1/22	375,000	300,671
	Series A-1, Insured: AMBAC 5.25%, due 4/1/24	295,000	234,534
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	3,005,000	2,743,415
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,323,062
¤	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	3,500,000	3,278,170
	7.00%, due 10/1/31	2,120,000	2,272,004
	7.00%, due 10/1/36	1,740,000	1,845,096
	7.50%, due 11/1/40	855,000	931,608
	7.75%, due 7/15/26	1,020,000	1,031,138
	8.00%, due 7/15/41	2,000,000	2,003,360
	Michigan Finance Authority, Revenue Bonds Series A 5.00%, due 6/1/39	5,095,000	4,926,101
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,373,830
	6.125%, due 12/1/33	4,100,000	4,135,465
	6.125%, due 12/1/37	980,000	985,076
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	287,348
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	529,470
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,105,000	5,203,986
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,265,940
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	4,250,000	3,683,730
¤	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	6,335,000	5,270,973
	Series A 6.00%, due 6/1/48	9,235,000	7,323,355
			62,257,420
	Minnesota 0.4%
	Minneapolis MN, People Serving Project, Revenue Bonds 0.08%, due 10/1/21 (c)	560,000	560,000
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,054,720
	St. Paul Port Authority, Energy Park Utility Co. Project, Revenue Bonds
	5.45%, due 8/1/28 (a)	250,000	240,225
	5.70%, due 8/1/36 (a)	1,250,000	1,199,338
	Winona, Health Care Facilities, Winona Health Obligation, Revenue Bonds 5.00%, due 7/1/34	200,000	189,436
			3,243,719
	Mississippi 0.2%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,396,425

	Missouri 1.3%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	503,480
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	505,000	481,861
	5.50%, due 6/1/29	3,510,000	2,968,898
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,014,190
	Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,725,000	1,537,941
	6.00%, due 5/1/42	2,800,000	2,495,920
	Lees Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,504,050
	St. Louis County Industrial Development Authority, Friendship Village Sunset Hills, Revenue Bonds 5.00%, due 9/1/42	1,500,000	1,364,475
			11,870,815
	Nebraska 0.3%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,853,546

	Nevada 0.3%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,340,395
	Insured: RADIAN 5.00%, due 4/1/27	775,000	766,258
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	945,000	633,764
	Reno, Revenue Bonds Series B, Insured: FGIC, NATL-RE (zero coupon), due 6/1/38	1,155,000	208,686
			2,949,103
	New Hampshire 0.7%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: RADIAN ACA (zero coupon), due 1/1/17	1,355,000	1,083,417
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,400,000	511,238
	Series A, Insured: ACA 6.75%, due 1/1/14	140,000	139,916
	Series A, Insured: ACA 6.75%, due 1/1/15	350,000	348,534
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	4,000,000	3,824,600
			5,907,705
	New Jersey 4.7%
	Camden County Improvement Authority, Heath Care Redevelopment, Revenue Bonds Series A 5.75%, due 2/15/34	1,000,000	1,001,020
	Middlesex County Improvement Authority, George Street Student Housing Project, Revenue Bonds Series A 5.00%, due 8/15/35	160,000	167,931
	New Jersey Economic Development Authority, Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	315,450
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,220,509
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (a)	10,920,000	10,295,704
	5.50%, due 4/1/28 (a)	180,000	172,982
	New Jersey Economic Development Authority, Continental Airlines, Revenue Bonds 5.75%, due 9/15/27 (a)	3,335,000	3,253,993
	New Jersey Economic Development Authority, Paterson Charter School, Revenue Bonds
	Series C 5.00%, due 7/1/32	1,125,000	1,026,000
	Series C 5.30%, due 7/1/44	4,500,000	4,082,535
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	634,026
	Series A 6.00%, due 7/1/32	650,000	662,688
	Series A 6.10%, due 7/1/44	1,900,000	1,922,439
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	186,795
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	104,125
	Series B (zero coupon), due 7/1/31	205,000	78,363
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.375%, due 12/1/24 (a)	3,950,000	4,204,854
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 5.00%, due 6/1/41	10,000,000	7,323,100
	Tobacco Settlement Financing Corp., Revenue Bonds Series 1A 4.625%, due 6/1/26	2,460,000	2,130,188
			41,782,702
	New York 4.3%
	Erie County Tobacco Asset Securitization Corp., Tobacco Assessment, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/45	490,000	375,428
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,590,000	1,275,148
	Series A-3 5.125%, due 6/1/46	5,015,000	3,907,588
	New York City Industrial Development Agency, British Airways PLC Project, Revenue Bonds 5.25%, due 12/1/32 (a)	555,000	523,443
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 4.75%, due 1/1/42	2,430,000	2,016,560
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,335,810
	Insured: AMBAC 5.00%, due 1/1/46	8,525,000	7,307,374
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds
	Series B 5.00%, due 12/1/28	1,000,000	972,800
	Series B 5.25%, due 12/1/36	2,500,000	2,389,750
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,089,990
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	765,727
	Series A 5.00%, due 6/15/26	960,000	906,336
	Series A 5.50%, due 6/15/31	750,000	707,993
	Onondaga Civic Development Corp., St. Josephs Hospital Health Center, Revenue Bonds 5.00%, due 7/1/42	9,500,000	8,562,540
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	227,064
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,044,770
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	720,000	547,790
	Series 1 5.125%, due 6/1/42	6,185,000	4,494,083
			38,450,194
	Ohio 5.0%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,000,000	5,819,880
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	100,000	83,436
	Series A-2 5.75%, due 6/1/34	9,525,000	7,249,954
	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.875%, due 6/1/30	5,815,000	4,645,662
	Series A-2 5.875%, due 6/1/47	5,190,000	3,884,144
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18	825,000	826,361
	7.35%, due 12/1/31	6,000,000	6,010,920
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avenue-Fenn Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	211,743
	Insured: AMBAC 4.50%, due 8/1/36	995,000	786,090
	Insured: AMBAC 5.00%, due 8/1/21	125,000	124,025
	Insured: AMBAC 5.00%, due 8/1/28	110,000	100,337
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	2,330,000	2,146,163
	Muskingum County, Ohio Hospital Facilities, Genesis Healthcare System Project, Revenue Bonds
	5.00%, due 2/15/33	3,340,000	3,026,341
	5.00%, due 2/15/44	5,550,000	4,776,940
	Ohio State Environmental Facilities Revenue, Ford Motor Co. Project, Revenue Bonds 6.15%, due 6/1/30 (a)	125,000	125,247
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health Systems, Revenue Bonds
	5.75%, due 12/1/32	1,000,000	1,014,330
	6.00%, due 12/1/42	2,000,000	2,035,540
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	500,000	450,745
	Summit County Development Finance Authority, Cleveland-Glats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,250,000	1,305,050
			44,622,908
	Oklahoma 1.9%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	7,395,000	7,031,684
	Tulsa Airports Improvement Trust, Revenue Bonds
	Series A 5.50%, due 6/1/35 (a)	10,000,000	9,112,100
	Series B 5.50%, due 12/1/35 (a)	1,250,000	1,137,825
			17,281,609
	Pennsylvania 4.8%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,220,256
	5.75%, due 12/1/41	1,055,000	1,056,171
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,056,210
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	313,806
	Allegheny County Industrial Development Authority, Prople Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	1,500,000	1,292,730
	Chester County Health & Education Facilities Authority, Chester Country Hospital, Revenue Bonds Series A 6.75%, due 7/1/31	885,000	885,619
	Clairton Municipal Authority, Revenue Bonds Series B 5.00%, due 12/1/42	1,000,000	937,190
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds
	5.25%, due 1/1/32	1,100,000	1,031,437
	5.25%, due 1/1/41	2,600,000	2,321,540
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	317,968
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)(e)	2,600,000	1,283,958
	Harrisburg Authority, Revenue Bonds 5.25%, due 7/15/31	2,000,000	1,701,520
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	93,018
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	58,262
	Series J, Insured: NATL-RE 5.00%, due 9/1/22	950,000	885,932
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 9/15/13	215,000	213,362
	Series F, Insured: AMBAC (zero coupon), due 9/15/13	385,000	382,020
	Series D, Insured: AMBAC (zero coupon), due 3/15/14	520,000	500,074
	Series F, Insured: AMBAC (zero coupon), due 3/15/14	335,000	322,163
	Series D, Insured: AMBAC (zero coupon), due 9/15/14	70,000	65,237
	Series F, Insured: AMBAC (zero coupon), due 9/15/14	515,000	479,954
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	425,000	383,231
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	414,791
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	455,000	397,406
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	362,860
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	261,597
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	185,000	151,141
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	339,047
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	27,689
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	153,184
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	291,424
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	313,293
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	190,088
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	81,210
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	9,259
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	166,648
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	210,000	104,307
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	1,450,000	1,439,313
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	250,000	281,067
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Gwynedd-Mercy College Project, Revenue Bonds Series KK1 5.375%, due 5/1/42	1,785,000	1,700,623
	Pennsylvania Higher Educational Facilities Authority, AICUP Financing Program, Valley College, Revenue Bonds 5.00%, due 11/1/42	535,000	475,706
	Pennsylvania Higher Educational Facilities Authority, Fortier II LLC, Revenue Bonds Series A, Insured: RADIAN 5.125%, due 4/1/33	250,000	227,945
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,054,470
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	130,043
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,013,334
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds
	5.00%, due 10/1/35	500,000	478,655
	5.00%, due 10/1/44	1,000,000	922,840
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	480,000	483,485
	Philadelphia Authority for Industrial Development, First Philadelphia Charter, Revenue Bonds Series A 5.85%, due 8/15/37	1,650,000	1,570,371
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,019,990
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19	255,000	236,701
	5.25%, due 9/1/26	1,500,000	1,330,305
	5.25%, due 9/1/31	2,425,000	2,028,197
	5.25%, due 9/1/36	1,125,000	907,695
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System, Revenue Bonds Series A 5.625%, due 7/1/42	350,000	309,862
	Scranton, Unlimited General Obligation Series A 7.25%, due 9/1/23	2,000,000	1,835,880
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,299,144
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	655,000	660,233
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,483,024
	York, Unlimited General Obligation 7.25%, due 11/15/41	1,370,000	1,495,807
			42,450,292
	Rhode Island 0.8%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	779,657
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	262,574
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	553,216
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	510,020
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	1,500,000	357,030
	Series A, Insured: RADIAN (zero coupon), due 9/1/34	1,000,000	200,660
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	280,000	50,968
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	445,000	74,164
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	973,520
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	205,180
	Woonsocket, Unlimited General Obligation
	Insured: FGIC, NATL-RE 5.75%, due 10/1/14	520,000	520,120
	Insured: FGIC, NATL-RE 5.75%, due 10/1/15	500,000	500,075
	Insured: FGIC, NATL-RE 5.75%, due 10/1/16	530,000	530,032
	Insured: FGIC, NATL-RE 6.00%, due 10/1/17	1,200,000	1,200,216
	Insured: FGIC, NATL-RE 6.00%, due 10/1/18	695,000	695,097
			7,412,529
	South Carolina 0.1%
	South Carolina Jobs-Economic Development Authority, Conway Hospital Inc. Project, Revenue Bonds 4.00%, due 7/1/37	800,000	677,688

	Tennessee 0.1%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phase I LLC, Revenue Bonds Series B 6.00%, due 10/1/35	500,000	500,655

	Texas 9.7%
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 4.30%, due 1/1/33	1,925,000	1,614,863
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,195,000	2,934,256
¤	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,655,000	1,049,121
	(zero coupon), due 1/1/33	205,000	63,655
	(zero coupon), due 1/1/34	3,275,000	948,047
	(zero coupon), due 1/1/35	3,700,000	997,150
	(zero coupon), due 1/1/36	2,000,000	501,520
	(zero coupon), due 1/1/39	3,500,000	716,905
	5.00%, due 1/1/33	3,000,000	2,825,640
	6.75%, due 1/1/41	7,500,000	8,140,200
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds 5.75%, due 8/15/41	1,750,000	1,757,315
¤	Harris County-Houston Sports Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 11/15/13	215,000	211,964
	Series B, Insured: NATL-RE (zero coupon), due 11/15/15	1,350,000	1,194,818
	Series B, Insured: NATL-RE (zero coupon), due 11/15/16	180,000	150,885
	Series B, Insured: NATL-RE (zero coupon), due 11/15/18	850,000	638,656
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	250,292
	Series B, Insured: NATL-RE (zero coupon), due 11/15/20	285,000	191,771
	Series B, Insured: NATL-RE (zero coupon), due 11/15/22	2,565,000	1,527,304
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	630,000	333,673
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	280,296
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	630,000	236,363
	Series H, Insured: NATL-RE (zero coupon), due 11/15/30	1,000,000	348,560
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	470,000	142,062
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	75,565
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	790,000	222,669
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	52,144
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,535,000	425,855
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	970,000	255,275
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	31,815,000	6,693,558
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,365,000	293,680
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,265,000	234,784
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	1,000,000	169,550
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,005,000	174,960
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	114,296
	Series G, Insured: NATL-RE 5.25%, due 11/15/21	110,000	110,260
	Series B, Insured: NATL-RE 5.25%, due 11/15/40	4,020,000	3,870,255
	Series G, Insured: NATL-RE 5.375%, due 11/15/41	195,000	187,746
	Harris County-Houston Sports Authority, Texas Higher Education Finance Corp., Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 11/15/28	475,000	467,044
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds
	Series B 6.125%, due 7/15/27 (a)	175,000	173,297
	Series A 6.625%, due 7/15/38 (a)	1,000,000	1,024,440
	Series E 6.75%, due 7/1/21 (a)	755,000	755,279
	Series E 7.00%, due 7/1/29 (a)	500,000	500,160
	Houston Higher Education Finance Corp., Revenue Bonds
	Series A 6.00%, due 8/15/41	605,000	612,593
	Series A 6.875%, due 5/15/41	1,700,000	1,904,153
	New Hope Cultural Education Facilities Corp., Stephenville Tarleon, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	3,461,285
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,255,000	6,673,076
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,070,360
¤	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	2,985,000	2,874,286
	5.00%, due 12/15/32	10,000,000	9,487,500
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,507,658
	7.50%, due 6/30/33	750,000	885,848
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	3,050,000	3,426,218
	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Revenue Bonds Series A 5.375%, due 2/15/37	500,000	490,435
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,222,962
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	36,695
	Travis County Cultural Education Facilities Finance Corp., Wayside Schools, Revenue Bonds Series A 5.25%, due 8/15/42	1,250,000	1,087,950
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,111,740
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,250,000	5,228,370
			85,937,262
	U.S. Virgin Islands 0.5%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	4,850,000	4,755,910

	Utah 0.2%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	750,000	786,533
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	642,126
			1,428,659
	Vermont 0.1%
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	450,000	362,534
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	138,482
			501,016
	Virginia 3.2%
	Lynchburg Economic Development Authority, College, Revenue Bonds 5.00%, due 9/1/43	1,465,000	1,325,972
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.11%, due 10/1/37 (c)	3,400,000	3,400,000
	Route 460 Funding Corp., Senior Lien, Revenue Bonds Series A 5.00%, due 7/1/52	7,000,000	6,276,410
	Stafford County & Staunton Industrial Development Authority, Chesterfield County Economic Development, Revenue Bonds Series B, Insured: XLCA 5.00%, due 8/1/37	5,000,000	4,778,050
	Virginia Small Business Financing Authority, Elizabeth River, Revenue Bonds 5.50%, due 1/1/42 (a)	8,980,000	8,347,628
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds
	5.25%, due 1/1/32 (a)	2,950,000	2,793,237
	6.00%, due 1/1/37 (a)	1,300,000	1,314,222
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.09%, due 7/1/30 (c)	65,000	65,000
			28,300,519
	Washington 1.1%
	Grant County Public Hospital District No. 3, Columbia Basin Hospital, Unlimited General Obligation 5.50%, due 12/1/36	870,000	829,832
	Greater Wenatchee Regional Events, Center Public Facilities District, Revenue Bonds
	Series A 5.00%, due 9/1/27	1,000,000	961,810
	Series A 5.50%, due 9/1/42	2,500,000	2,364,925
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,016,880
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (a)	2,000,000	1,814,460
	Tobacco Settlement Authority of Washington, Asset-Backed, Revenue Bonds 6.625%, due 6/1/32	165,000	167,008
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	2,503,080
			9,657,995
	West Virginia 0.5%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	2,255,000	2,433,122
	Ohio County Building Commission, Brooke County, Wheeling Jesuit University Project, Revenue Bonds Series B 5.25%, due 6/1/15	360,000	368,017
	Ohio County, Fort Henry Economic Opportunity, Revenue Bonds 5.75%, due 3/1/36	400,000	400,168
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	1,360,000	1,209,530
			4,410,837
	Wisconsin 1.9%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	94,796
	Milwaukee WI Redev Authority, Wisconsin Montessori Society Inc., Revenue Bonds 0.08%, due 7/1/21 (c)	700,000	700,000
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,115,390
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,696,750
	Series A 6.00%, due 7/15/42	1,165,000	1,057,179
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.00%, due 4/1/22	930,000	912,646
	5.50%, due 4/1/32	1,250,000	1,170,950
	5.75%, due 4/1/42	1,500,000	1,394,760
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)	1,670,000	1,528,284
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	98,483
	Wisconsin Health & Educational Facilities Authority, Sauk-prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,450,000	2,194,195
	5.375%, due 2/1/48	4,745,000	4,264,474
	Wisconsin Health And Educational Facilities Authority, Beaver Dam Community Hospitals, Revenue Bonds Series A 5.25%, due 8/15/34	850,000	806,930
			17,034,837
	Wyoming 0.2%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	549,180
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	984,600
			1,533,780
	Total Municipal Bonds (Cost $886,274,803)		868,532,389

		Shares
	Unaffiliated Investment Companies 0.5%
	California 0.1%
	BlackRock MuniYield California Insured Fund, Inc.	13,566	185,311
	Nuveen California Municipal Market Opportunity Fund	31,970	440,227
			625,538
	Chicago 0.1%
	Nuveen Dividend Advantage Municipal Fund 2	38,744	500,960

	Delaware 0.1%
	Blackrock Muniyield Fund, Inc.	54,000	736,020

	Michigan 0.0%‡
	Nuveen Michigan Quality Income	24,503	309,473

	Multi-State 0.1%
	SPDR Nuveen S&P High Yield Municipal Bond ETF	18,000	935,820

	New York 0.0%‡
	Nuveen New York Dividend Advantage Municipal Fund	3,713	48,232

	Pennsylvania 0.1%
	Nuveen Pennsylvania Investment Quality Municipal Fund	52,989	681,439
	Nuveen Pennsylvania Premium Income Municipal Fund 2	45,500	562,380
			1,243,819
	Total Unaffiliated Investment Companies (Cost $4,793,157)		4,399,862

	Total Investments (Cost $891,067,960) (f)	98.5%	872,932,251
	Other Assets, Less Liabilities	1.5	13,231,619
	Net Assets	100.0%	$886,163,870

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2013.
(d)	Illiquid security – The total market value of these securities as of July 31, 2013, is $2,293,308, which represents 0.3% of the Fund's net assets.
(e)	Issue in default.
(f)	As of July 31, 2013, cost is $891,081,527 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$23,149,344
Gross unrealized depreciation	(41,298,620)
Net unrealized depreciation	$(18,149,276)

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
CIFG	-CIFG Group
ETF	-Exchange Traded Fund
FGIC	-Financial Guaranty Insurance Co.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.
RADIAN	-Radian Asset Assurance, Inc.
SPDR	-Standard & Poor's Depositary Receipt
XLCA	-XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$868,532,389	$—	$868,532,389
Unaffiliated Investment Companies	4,399,862	—	—	4,399,862
Total Investments in Securities	$4,399,862	$868,532,389	$—	$872,932,251

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 95.5%†
	Asset-Backed Securities 2.7%
	Airlines 0.8%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 7/2/20		$1,423,064	$1,579,601
	American Airlines Pass-Through Trust Series 2001-1, Class A1 6.977%, due 5/23/21 (a)		1,333,829	1,320,491
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 9/1/19		4,405,136	4,845,649
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19		875,340	949,744
				8,695,485

	Home Equity 1.7%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.25%, due 10/25/36 (b)(c)		2,605,587	2,229,184
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.26%, due 5/25/37 (b)(c)		646,321	522,875
	Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.25%, due 4/25/37 (b)(c)		116,916	113,681
	First NLC Trust Series 2007-1, Class A1 0.26%, due 8/25/37 (b)(c)(d)		1,118,766	541,552
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.24%, due 9/25/36 (b)(c)		480,447	229,014
	Series 2006-18, Class AV1 0.26%, due 11/25/36 (b)(c)		118,690	49,771
	Series 2007-5, Class 2A1A 0.31%, due 4/25/47 (b)(c)		450,155	329,687
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.32%, due 4/25/37 (b)(c)		542,271	502,353
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.29%, due 4/25/37 (b)(c)		1,733,003	1,462,867
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.29%, due 3/25/47 (b)(c)		777,726	541,548
	Series 2007-CH2, Class AF2 4.905%, due 1/25/37 (c)(e)		1,853,431	1,505,733
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.30%, due 3/25/37 (b)(c)		1,987,834	1,318,492
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.29%, due 9/25/36 (b)(c)		1,050,395	686,383
	Series 2006-HE8, Class A2B 0.29%, due 10/25/36 (b)(c)		235,607	122,936
	Series 2007-NC2, Class A2FP 0.34%, due 2/25/37 (b)(c)		1,853,430	928,042
	Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.29%, due 7/25/36 (b)(c)		638,490	324,952
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)(e)		3,301,848	1,865,426
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.27%, due 8/25/36 (b)(c)		3,214,948	1,287,452
	Series 2007-BR4, Class A2A 0.28%, due 5/25/37 (b)(c)		1,190,564	644,740
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.27%, due 6/25/37 (b)(c)		1,583,338	1,336,627
	Series 2006-EQ2, Class A2 0.30%, due 1/25/37 (b)(c)		2,077,966	1,200,842
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.30%, due 9/25/37 (b)(c)		2,822,180	1,704,904
				19,449,061

	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.593%, due 5/25/29 (b)		2,998,085	2,747,664

	Total Asset-Backed Securities (Cost $33,780,084)			30,892,210

	Corporate Bonds 79.0%
	Aerospace & Defense 0.9%
	B/E Aerospace, Inc. 6.875%, due 10/1/20 (f)		1,670,000	1,816,125
	Ducommun, Inc. 9.75%, due 7/15/18		2,630,000	2,919,300
	TransDigm, Inc. 7.75%, due 12/15/18		5,715,000	6,093,619
				10,829,044

	Airlines 1.6%
	Continental Airlines, Inc.
	7.875%, due 7/2/18		2,174,732	2,326,964
	9.798%, due 4/1/21		1,132,273	1,265,314
	Delta Air Lines, Inc. Series 2010-2 Class B Pass Through Trust 6.75%, due 11/23/15 (f)		4,000,000	4,180,000
	U.S. Airways Group, Inc.
	6.125%, due 6/1/18		2,000,000	1,915,000
	Series A 6.25%, due 4/22/23		870,884	929,668
	U.S. Airways, Inc. Series 2012-1B, Pass Through Trust 8.00%, due 4/1/21		5,446,071	5,977,063
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (d)		2,075,370	2,329,603
				18,923,612

	Auto Manufacturers 1.7%
	Chrysler Group LLC / CG Co-Issuer, Inc.
	8.00%, due 6/15/19		535,000	583,819
	8.25%, due 6/15/21		7,138,000	7,941,025
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	304,706
	8.90%, due 1/15/32		410,000	536,871
	9.98%, due 2/15/47 (f)		2,000,000	2,788,814
	Navistar International Corp. 8.25%, due 11/1/21 (f)		7,550,000	7,719,875
				19,875,110

	Auto Parts & Equipment 2.1%
	Commercial Vehicle Group, Inc. 7.875%, due 4/15/19		4,265,000	4,265,000
	Dana Holding Corp. 5.375%, due 9/15/21		4,645,000	4,656,612
	Goodyear Tire & Rubber Co. (The)
	7.00%, due 5/15/22		4,160,000	4,420,000
	8.25%, due 8/15/20		4,025,000	4,487,875
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (d)		6,880,000	6,673,600
				24,503,087

	Banks 4.6%
	Ally Financial, Inc. 8.00%, due 11/1/31		4,450,000	5,368,150
	Banco De Bogota S.A. 5.375%, due 2/19/23 (d)		5,800,000	5,713,000
	Banco Do Brasil S.A. 5.875%, due 1/19/23 (d)		5,700,000	5,497,650
	Bank of America Corp. 8.00%, due 12/29/49 (b)		504,000	558,180
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (b)		€9,400,000	12,192,656
	Dresdner Funding Trust I 8.151%, due 6/30/31 (d)		$5,500,000	5,486,250
	Fifth Third Capital Trust IV 6.50%, due 4/15/37 (b)(f)		2,105,000	2,105,000
	LBG Capital No.1 PLC
	8.00%, due 12/29/49 (b)(d)		3,000,000	3,037,059
	11.04%, due 3/19/20		£240,000	424,429
	Lloyds TSB Bank PLC 13.00%, due 12/19/21 (b)	A$	1,811,000	1,956,296
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (b)		£5,000,000	7,568,220
	SunTrust Bank 7.25%, due 3/15/18 (f)		$2,000,000	2,388,984
	Wachovia Capital Trust III 5.57%, due 3/29/49 (b)		1,000,000	977,500
				53,273,374

	Building Materials 2.8%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17		5,800,000	6,256,750
	Cemex Espana Luxembourg 9.25%, due 5/12/20 (d)		5,350,000	5,844,875
	Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15		1,000,000	275,000
	Hanson Ltd. 6.125%, due 8/15/16 (f)		3,655,000	3,983,950
	Texas Industries, Inc. 9.25%, due 8/15/20		7,798,000	8,490,072
	USG Corp.
	6.30%, due 11/15/16		3,125,000	3,234,375
	8.375%, due 10/15/18 (d)		3,825,000	4,178,813
				32,263,835

	Chemicals 1.4%
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20 (d)		1,275,000	1,303,688
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18		6,710,000	6,978,400
	Huntsman International LLC 8.625%, due 3/15/21		2,980,000	3,359,950
	Momentive Performance Materials, Inc. 10.00%, due 10/15/20		2,365,000	2,530,550
	U.S. Coatings Acquisition, Inc. / Flash Dutch 2 B.V. 7.375%, due 5/1/21 (d)		2,000,000	2,072,500
				16,245,088

	Coal 0.9%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19		2,100,000	1,800,750
	6.25%, due 6/1/21		835,000	697,225
	Arch Coal, Inc.
	7.00%, due 6/15/19		3,475,000	2,840,813
	7.25%, due 10/1/20		571,000	462,510
	7.25%, due 6/15/21		1,245,000	1,005,338
	Peabody Energy Corp. 6.00%, due 11/15/18		3,725,000	3,808,812
				10,615,448
	Commercial Services 2.2%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)		2,740,000	2,911,250
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23 (d)		5,810,000	5,722,850
	Hertz Corp. (The) 7.375%, due 1/15/21		3,345,000	3,679,500
	United Rentals North America, Inc.
	7.375%, due 5/15/20		975,000	1,074,938
	7.625%, due 4/15/22		955,000	1,064,825
	8.375%, due 9/15/20		9,725,000	10,721,812
				25,175,175

	Computers 1.0%
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19		6,135,000	6,365,063
	7.375%, due 11/15/18		2,000,000	2,120,000
	7.625%, due 11/15/20		2,507,000	2,720,095
				11,205,158

	Cosmetics & Personal Care 0.1%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (d)		1,270,000	1,292,225

	Diversified Financial Services 1.2%
	Ford Holdings LLC
	9.30%, due 3/1/30 (f)		2,475,000	3,427,083
	9.375%, due 3/1/20		210,000	261,003
	GE Capital Trust II 5.50%, due 9/15/67 (b)		€3,345,000	4,564,029
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (b)		2,828,000	3,734,238
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (b)		1,000,000	1,367,238
	Series Reg S 6.50%, due 9/15/67 (b)		£405,000	642,599
				13,996,190

	Electric 1.1%
	Calpine Corp. 7.875%, due 7/31/20 (d)		$4,950,000	5,370,750
	Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc. 10.00%, due 12/1/20		4,322,000	4,678,565
	NRG Energy, Inc. 8.25%, due 9/1/20 (f)		1,000,000	1,110,000
	Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc. 11.50%, due 10/1/20 (d)		2,500,000	1,875,000
				13,034,315

	Entertainment 2.1%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19		5,500,000	5,754,375
	8.875%, due 6/15/20		3,750,000	3,937,500
	Mohegan Tribal Gaming Authority
	10.50%, due 12/15/16 (d)		5,000,000	5,000,000
	11.00%, due 9/15/18 (d)		1,000,000	985,000
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		6,255,000	6,552,112
	8.75%, due 5/15/20		2,000,000	2,165,000
				24,393,987

	Finance - Auto Loans 0.3%
	Banque PSA Finance S.A. 5.75%, due 4/4/21 (d)		3,000,000	2,884,197

	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(d)		1,010,000	888,800

	Finance - Consumer Loans 2.1%
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (b)		5,980,000	6,099,600
	SLM Corp.
	4.75%, due 3/17/14		€1,750,000	2,363,735
	7.25%, due 1/25/22 (f)		$650,000	689,000
	8.00%, due 3/25/20		6,000,000	6,690,000
	Springleaf Finance Corp.
	4.125%, due 11/29/13		€1,500,000	1,985,547
	6.50%, due 9/15/17 (f)		$3,000,000	3,000,000
	6.90%, due 12/15/17		2,840,000	2,854,200
				23,682,082

	Finance - Other Services 1.3%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (d)		6,850,000	6,353,375
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16		4,455,000	4,627,631
	8.00%, due 1/15/18		3,500,000	3,696,875
				14,677,881

	Food 2.4%
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (d)		8,000,000	8,420,000
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (d)		7,875,000	7,638,750
	Post Holdings, Inc. 7.375%, due 2/15/22 (d)		6,110,000	6,552,975
	Smithfield Foods, Inc. 6.625%, due 8/15/22		5,085,000	5,377,387
				27,989,112

	Forest Products & Paper 0.4%
	Newpage Corp. 10.00%, due 5/1/12 (g)(h)(i)		1,000,000	100
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (d)		2,275,000	1,171,625
	Stora Enso OYJ 7.25%, due 4/15/36 (d)		3,000,000	2,820,000
				3,991,725

	Hand & Machine Tools 1.0%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (d)		5,400,000	5,872,500
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (d)		6,000,000	6,120,000
				11,992,500

	Health Care - Products 1.1%
	Alere, Inc.
	6.50%, due 6/15/20 (d)		4,190,000	4,284,275
	7.25%, due 7/1/18 (d)		1,461,000	1,585,185
	8.625%, due 10/1/18 (f)		2,000,000	2,170,000
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18		4,525,000	4,977,500
				13,016,960
	Health Care - Services 1.0%
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		4,500,000	4,561,875
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17 (f)(j)		2,100,000	2,320,500
	HCA Holdings, Inc. 7.75%, due 5/15/21		4,250,000	4,621,875
				11,504,250

	Home Builders 2.7%
	Beazer Homes USA, Inc.
	7.25%, due 2/1/23 (d)		2,040,000	2,101,200
	8.125%, due 6/15/16 (f)		4,000,000	4,400,000
	9.125%, due 6/15/18		575,000	612,375
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (d)		6,080,000	6,551,200
	KB Home 9.10%, due 9/15/17		5,000,000	5,725,000
	PulteGroup, Inc. 7.875%, due 6/15/32		5,295,000	5,771,550
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	6,050,000
				31,211,325

	Household Products & Wares 1.6%
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (f)		2,600,000	2,645,500
	8.50%, due 5/15/18 (f)		5,175,000	5,382,000
	9.00%, due 4/15/19		1,315,000	1,367,600
	9.875%, due 8/15/19		8,066,000	8,711,280
				18,106,380

	Insurance 4.6%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (b)		€8,400,000	10,459,832
	Series A2 5.75%, due 3/15/67 (b)		£4,200,000	6,025,064
	Series Reg S 8.00%, due 5/22/38 (b)		€3,750,000	5,757,089
	8.175%, due 5/15/58 (b)(f)		$4,000,000	4,890,000
	Series Reg S 8.625%, due 5/22/38 (b)		£1,000,000	1,779,863
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19 (f)		$1,450,000	1,661,393
	Liberty Mutual Group, Inc.
	7.80%, due 3/15/37 (d)		3,000,000	3,487,500
	10.75%, due 6/15/58 (b)(d)		2,000,000	3,050,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (b)(f)		3,000,000	3,000,000
	7.00%, due 5/17/66 (b)(f)		3,840,000	3,955,200
	Oil Insurance, Ltd. 3.256%, due 12/29/49 (b)(d)		3,250,000	2,943,388
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (d)		2,000,000	2,570,772
	9.25%, due 6/15/39 (d)		1,000,000	1,376,429
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (b)(d)		2,500,000	2,618,750
				53,575,280
	Iron & Steel 3.1%
	AK Steel Corp.
	7.625%, due 5/15/20		3,985,000	3,387,250
	8.375%, due 4/1/22		2,700,000	2,295,000
	APERAM 7.375%, due 4/1/16 (d)		5,215,000	5,019,438
	ArcelorMittal
	7.25%, due 3/1/41		5,825,000	5,395,406
	7.50%, due 10/15/39		7,975,000	7,516,437
	Severstal Oao Via Steel Capital S.A. 5.90%, due 10/17/22 (d)		6,000,000	5,535,000
	United States Steel Corp.
	7.00%, due 2/1/18		2,145,000	2,273,700
	7.375%, due 4/1/20		2,855,000	2,897,825
	7.50%, due 3/15/22 (f)		1,400,000	1,417,500
				35,737,556

	Leisure Time 0.3%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (f)		3,000,000	3,277,500

	Lodging 2.9%
	Caesars Entertainment Operating Co., Inc.
	9.00%, due 2/15/20 (d)		1,615,000	1,510,025
	9.00%, due 2/15/20		1,615,000	1,625,229
	12.75%, due 4/15/18 (f)		1,720,000	1,070,700
¤	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (d)		14,305,000	13,466,563
¤	MGM Resorts International
	6.75%, due 10/1/20		10,859,000	11,551,261
	8.625%, due 2/1/19		3,975,000	4,606,031
				33,829,809

	Machinery - Construction & Mining 1.0%
	Boart Longyear Management Pty., Ltd. 7.00%, due 4/1/21 (d)		4,695,000	4,248,975
	Terex Corp.
	6.00%, due 5/15/21		6,620,000	6,785,500
	6.50%, due 4/1/20		750,000	787,500
				11,821,975

	Media 2.2%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		6,680,000	6,245,800
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16 (f)		3,000,000	2,400,000
	6.875%, due 6/15/18		2,020,000	1,575,600
	9.00%, due 3/1/21		3,105,000	3,058,425
	Clear Channel Worldwide Holdings, Inc.
	7.625%, due 3/15/20		559,000	584,155
	Series B 7.625%, due 3/15/20		5,246,000	5,534,530
	DISH DBS Corp. 6.75%, due 6/1/21		5,120,000	5,427,200
				24,825,710
	Metal Fabricate & Hardware 0.3%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17 (f)		1,875,000	1,924,219
	8.75%, due 9/1/20		1,476,000	1,618,065
				3,542,284

	Mining 2.2%
	Aleris International, Inc.
	6.00%, due 6/1/20 (d)(g)(h)(i)		11,797	11,797
	7.625%, due 2/15/18		6,370,000	6,688,500
	7.875%, due 11/1/20		1,750,000	1,828,750
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (d)		4,475,000	4,575,687
	Novelis, Inc. 8.75%, due 12/15/20		2,200,000	2,425,500
	Vedanta Resources PLC
	6.75%, due 6/7/16 (d)		1,000,000	1,041,200
	8.25%, due 6/7/21 (d)		8,435,000	8,814,575
				25,386,009

	Miscellaneous - Manufacturing 0.7%
	Bombardier, Inc. 7.75%, due 3/15/20 (d)		2,995,000	3,421,788
	Polypore International, Inc. 7.50%, due 11/15/17		4,650,000	4,905,750
				8,327,538

	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18 (f)		1,700,000	1,819,000

	Oil & Gas 6.7%
	Berry Petroleum Co. 6.375%, due 9/15/22		4,450,000	4,539,000
¤	Chesapeake Energy Corp. 6.625%, due 8/15/20		15,100,000	16,383,500
	Concho Resources, Inc. 6.50%, due 1/15/22 (f)		2,500,000	2,675,000
	EP Energy LLC / EP Energy Finance, Inc. 9.375%, due 5/1/20		8,020,000	9,102,700
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (d)		4,770,000	5,175,450
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19 (d)		3,955,000	3,717,700
	7.75%, due 2/1/21		2,650,000	2,676,500
	8.625%, due 4/15/20		4,220,000	4,388,800
	OGX Austria GmbH 8.50%, due 6/1/18 (d)		6,925,000	1,385,000
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		5,355,000	5,328,225
	Precision Drilling Corp.
	6.50%, due 12/15/21 (f)		2,865,000	3,022,575
	6.625%, due 11/15/20		1,600,000	1,680,000
	Samson Investment Co. 10.00%, due 2/15/20 (d)		8,245,000	8,739,700
	Swift Energy Co.
	7.875%, due 3/1/22		5,000,000	4,950,000
	8.875%, due 1/15/20		2,849,000	2,984,327
				76,748,477

	Oil & Gas Services 1.8%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19		6,710,000	6,777,100
	7.75%, due 10/15/22		2,025,000	2,009,813
	CGG 6.50%, due 6/1/21 (f)		5,550,000	5,688,750
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21 (d)		5,950,000	5,712,000
				20,187,663

	Packaging & Containers 0.4%
	CB Smurfit Stone 8.00%, due 3/15/17		2,000,000	5,000
	Packaging Dynamics Corp. 8.75%, due 2/1/16 (d)		4,500,000	4,590,000
				4,595,000

	Pharmaceuticals 0.6%
	VPII Escrow Corp. 7.50%, due 7/15/21 (d)		6,530,000	7,003,425

	Pipelines 2.1%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21 (d)		3,000,000	2,752,500
	5.875%, due 8/1/23 (d)		4,165,000	3,977,575
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (d)		5,350,000	5,497,125
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22		1,333,000	1,426,310
	6.50%, due 8/15/21		293,000	313,510
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)		3,000,000	2,752,500
	6.875%, due 2/1/21		5,500,000	5,898,750
	7.875%, due 10/15/18		1,805,000	1,949,400
				24,567,670

	Real Estate Investment Trusts 0.1%
	American Tower Corp. 7.00%, due 10/15/17 (f)(j)		1,100,000	1,264,591

	Retail 0.2%
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 7.50%, due 10/1/18		2,322,000	2,507,760

	Semiconductors 1.0%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (d)		3,150,000	3,039,750
	9.25%, due 4/15/18 (d)		7,825,000	8,480,344
				11,520,094

	Software 1.5%
¤	First Data Corp.
	7.375%, due 6/15/19 (d)		3,735,000	3,921,750
	8.875%, due 8/15/20 (d)		5,500,000	6,022,500
	10.625%, due 6/15/21 (d)		7,600,000	7,714,000
				17,658,250

	Telecommunications 6.7%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29		3,735,000	2,950,650
	CommScope, Inc. 8.25%, due 1/15/19 (d)		9,175,000	10,069,562
	Frontier Communications Corp. 8.50%, due 4/15/20		3,500,000	3,885,000
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21		5,601,000	6,063,082
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19		4,000,000	4,325,000
	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (d)		5,084,000	5,350,910
	8.125%, due 6/1/23 (d)		2,060,000	2,214,500
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20		1,550,000	1,627,500
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17		5,000,000	5,500,000
¤	Sprint Capital Corp.
	6.875%, due 11/15/28		1,450,000	1,334,000
	6.90%, due 5/1/19		4,680,000	4,949,100
	8.75%, due 3/15/32		7,075,000	7,464,125
¤	Sprint Communications, Inc.
	6.00%, due 11/15/22		5,865,000	5,645,063
	8.375%, due 8/15/17		7,530,000	8,508,900
	ViaSat, Inc. 6.875%, due 6/15/20		4,030,000	4,281,875
	Windstream Corp. 7.50%, due 4/1/23		3,000,000	3,067,500
				77,236,767

	Transportation 2.7%
	CEVA Group PLC 8.375%, due 12/1/17 (d)		7,060,000	7,095,300
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,555,000	9,961,087
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (d)		2,770,000	2,908,500
	PHI, Inc. 8.625%, due 10/15/18 (f)		3,425,000	3,579,125
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (d)		8,370,000	7,846,875
				31,390,887

	Total Corporate Bonds (Cost $873,670,822)			912,394,105

	Foreign Bonds 9.4%
	Banks 5.3%
	ABN Amro Bank N.V. 4.31%, due 3/29/49 (b)		€8,500,000	10,601,225
	Bank of Scotland PLC 7.286%, due 5/29/49 (b)		£1,800,000	2,751,942
	Belfius Funding N.V. 1.206%, due 2/9/17 (b)		3,550,000	4,381,262
	Canada Square Operations Ltd. 7.50%, due 5/29/49 (b)		7,467,000	11,245,585
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (b)		3,500,000	5,111,401
	HBOS PLC 5.125%, due 10/29/49 (b)		€1,000,000	1,075,986
¤	Royal Bank of Scotland N.V. 4.70%, due 6/10/19 (b)(i)		12,650,000	15,142,835
	Santander UK PLC 4.814%, due 12/31/49 (i)		£5,000,000	6,465,314
	UT2 Funding PLC 5.321%, due 6/30/16		€3,300,000	4,181,622
				60,957,172

	Chemicals 0.2%
	INEOS Group Holdings S.A. Series Reg S 7.875%, due 2/15/16		2,020,971	2,715,484

	Diversified Financial Services 0.5%
	Ageas Hybrid Financing S.A. 5.125%, due 6/29/49 (b)		4,750,000	6,161,183

	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20		1,000,000	1,454,072

	Home Builders 0.3%
	Taylor Wimpey PLC 10.375%, due 12/31/15		£2,150,000	3,532,343

	Insurance 1.1%
	Aviva PLC 6.875%, due 5/22/38 (b)		€2,000,000	2,940,073
	CNP Assurances 4.75%, due 12/29/49 (b)		2,000,000	2,554,272
	ING Groep N.V. 5.14%, due 3/29/49 (b)		£5,000,000	7,089,026
				12,583,371

	Packaging & Containers 1.5%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		€5,700,000	8,113,803
	Rexam PLC 6.75%, due 6/29/67 (b)		6,300,000	8,758,358
				16,872,161

	Telecommunications 0.4%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		3,414,000	4,269,306

	Total Foreign Bonds (Cost $102,307,811)			108,545,092

	Loan Assignments & Participations 3.0% (k)
	Aerospace & Defense 0.2%
	U.S. Airways Group, Inc. Term Loan B1 4.25%, due 5/23/19		$3,000,000	2,998,500

	Automobile 0.5%
	Allison Transmission, Inc. Term Loan B2 3.20%, due 8/7/17		5,694,682	5,708,918

	Buildings & Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.445%, due 10/10/16		359,702	359,702

	Diversified/Conglomerate Manufacturing 0.2%
	Nortek, Inc. Term Loan 5.25%, due 4/26/17		744,050	747,770
	Walter Energy, Inc. Term Loan B 6.75%, due 4/2/18		1,397,398	1,349,072
				2,096,842

	Electronics 0.1%
	SunGard Data Systems, Inc. Term Loan E 4.00%, due 3/8/20		678,905	683,140

	Healthcare, Education & Childcare 0.1%
	Warner Chilcott Co. LLC New Term Loan B2 4.25%, due 3/15/18		20,328	20,323
	Warner Chilcott Corp.
	Incremental Term Loan B1 4.25%, due 3/15/18		144,610	144,574
	New Term Loan B1 4.25%, due 3/15/18		332,190	332,106
	WC Luxco S.A.R.L. New Term Loan B3 4.25%, due 3/15/18		261,771	261,706
				758,709
	Hotels, Motels, Inns & Gaming 0.2%
	Caesars Entertainment Corp. Term Loan 9.25%, due 4/25/17		2,800,000	2,814,000

	Leisure, Amusement, Motion Pictures, Entertainment 0.2%
	ClubCorp Club Operations, Inc. Term Loan B 5.00%, due 11/30/16		1,878,103	1,899,232

	Media 0.2%
	Clear Channel Communications, Inc.
	Term Loan B 3.836%, due 1/29/16		789,199	738,668
	Term Loan D 6.936%, due 1/30/19		2,327,798	2,142,738
				2,881,406

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG America Finance, Inc. Term Loan 5.25%, due 10/18/17		1,488,750	1,499,171

	Oil & Gas 0.7%
	MEG Energy Corp. REFI Term Loan 3.75%, due 3/31/20		7,860,117	7,896,965

	Personal, Food & Miscellaneous Services 0.1%
	Aramark Corp.
	Extended Synthetic LOC 2 3.695%, due 7/26/16		57,145	57,383
	Extended Synthetic LOC 3 3.695%, due 7/26/16		31,723	31,882
	Extended Term Loan B 3.776%, due 7/26/16		868,929	872,550
	Extended Term Loan C 3.776%, due 7/26/16		393,802	395,771
				1,357,586

	Radio and TV Broadcasting 0.0%‡
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/4/21		385,466	383,635

	Retail 0.3%
	Neiman Marcus Group, Inc. (The) Extended Term Loan 4.00%, due 5/16/18		3,000,000	3,005,625

	Utilities 0.1%
	Texas Competitive Electric Holdings Co. LLC Extended Term Loan 4.721%, due 10/10/17		1,033,493	723,769
	Total Loan Assignments & Participations (Cost $35,043,481)			35,067,200

	Mortgage-Backed Securities 0.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.7%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.622%, due 4/10/49 (l)		600,000	673,410
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 3.00%, due 11/25/35 (l)		682,189	573,208
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	651,995
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		590,000	650,914
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (b)		403,884	362,623
	GreenPoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.32%, due 4/25/47 (b)		116,795	115,237
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.80%, due 8/10/45 (l)		635,000	707,039
	IndyMac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.456%, due 8/25/34 (l)		624,086	591,288
	Series 2005-AR9, Class 4A2 2.556%, due 7/25/35 (l)		2,290,915	1,961,488
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.30%, due 2/25/47 (b)		1,473,431	1,294,082
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (g)		270,527	262,813
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.377%, due 11/25/36 (l)		550,396	450,815
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.611%, due 7/25/36 (l)		675,122	622,754
	Total Mortgage-Backed Securities (Cost $7,816,503)			8,917,666

	Yankee Bonds 0.7% (m)
	Miscellaneous - Manufacturing 0.4%
	Bombardier, Inc. 6.125%, due 1/15/23 (d)		5,000,000	5,112,500

	Transportation 0.3%
	Rede Ferroviaria Nacional - Refer Epe 4.25%, due 12/13/21		€3,100,000	2,921,914

	Total Yankee Bonds (Cost $8,757,037)			8,034,414

	Total Long-Term Bonds (Cost $1,061,375,738)			1,103,850,687

		Shares	Value
	Common Stocks 2.8%
	Auto Manufacturers 2.1%
¤	Ford Motor Co.	1,059,000	17,875,920
	General Motors Co. (n)	157,367	5,644,754
	Motors Liquidation Co. GUC Trust (n)	19,523	637,426
			24,158,100

	Banks 0.4%
	Citigroup, Inc.	71,966	3,752,307

	Building Materials 0.1%
	U.S. Concrete, Inc. (g)(n)	71,988	1,235,314

	Electric 0.0%‡
	Dynegy, Inc. (f)(j)(n)	13,120	273,421

	Mining 0.0%‡
	Aleris International, Inc. (g)(h)(i)	13,652	242,323

	Packaging & Containers 0.2%
	Rock-Tenn Co. Class A	20,604	2,356,068

	Total Common Stocks (Cost $28,521,575)		32,017,533

	Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (b)	40,000	1,100,000

	Total Preferred Stock (Cost $1,000,000)		1,100,000

	Number of Warrants	Value
Warrants 0.3%
Auto Manufacturers 0.3%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (n)	70,698	1,857,943
Strike Price $18.33 Expires 7/10/19 (n)	70,698	1,317,104
Total Warrants (Cost $2,837,051)		3,175,047

	Principal Amount	Value
Short-Term Investment 2.4%
Repurchase Agreement 2.4%
State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $27,658,322 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.06% and a maturity date of 10/17/22, with a Principal Amount of $30,475,000 and a Market Value of $28,212,871)	$27,658,314	27,658,314

Total Short-Term Investment (Cost $27,658,314)		27,658,314

Total Investments, Before Investments Sold Short (Cost $1,121,392,678) (q)	101.1%	1,167,801,581

Long-Term Bonds Sold Short (4.6%)
Corporate Bonds Sold Short (1.9%)
Apparel (0.9%)
Levi Strauss & Co. 7.625%, due 5/15/20	$(9,150,000)	(10,065,000)

Banks (0.2%)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,388,984)

Entertainment (0.1%)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(990,000)

Food (0.1%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(1,105,000)

Forest Products & Paper (0.0%)‡
Newpage Corp. 10.00%, due 5/1/12 (g)(h)(i)	(1,000,000)	(100)

Home Builders (0.0%)‡
Desarrolladora Homex S.A.B. de C.V. 7.50%, due 9/28/15	(1,000,000)	(275,000)

Leisure Time (0.2%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(2,185,000)

Media (0.1%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,184,832)

Packaging & Containers (0.0%)‡
CB Smurfit Stone 8.00%, due 3/15/17	(2,000,000)	(5,000)

Retail (0.3%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,506,001)

Total Corporate Bonds Sold Short (Proceeds $(19,959,668))		(21,704,917)

U.S. Government Sold Short (2.7%)
United States Treasury Notes
0.875%, due 2/28/17	(22,000,000)	(22,006,864)
3.50%, due 2/15/18	(9,000,000)	(9,902,808)

Total U.S. Government Sold Short (Proceeds $(30,904,566))		(31,909,672)

Total Long-Term Bonds Sold Short (Proceeds $(50,864,234))		(53,614,589)

	Shares	Value
Common Stock Sold Short (0.2%)
Packaging & Containers (0.2%)
Rock-Tenn Co. Class A	(20,604)	(2,356,067)
Total Common Stock Sold Short (Proceeds $(1,493,251))		(2,356,067)
Total Investments Sold Short (Proceeds $(52,357,485))	(4.8)%	(55,970,656)
Total Investments, Net of Investments Sold Short (Cost $1,069,035,193)	96.3	1,111,830,925
New York Life Agreement (j)	0.0	0
Other Assets, Less Liabilities	3.7	42,880,613
Net Assets	100.0%	$1,154,711,538

	Contracts Short	Unrealized Appreciation (Depreciation) (o)
Futures Contracts 0.2%
United States Treasury Notes September 2013 (5 Year) (p)	(1,157)	$2,410,537
United States Treasury Notes September 2013 (2 Year) (p)	(552)	67,620
Total Futures Contracts (Settlement Value $(262,034,337))		$2,478,157

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Issue in default.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2013, is $19,449,061, which represents 1.7% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(f)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(g)	Illiquid security - The total market value of these securities as of July 31, 2013, is $1,752,247, which represents 0.2% of the Fund's net assets.
(h)	Restricted security.
(i)	Fair valued security-The total market value of these securities as of July 31, 2013, is $21,862,269, which represents 1.9% of the Fund's net assets.
(j)	Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe). As a result of the Lehman Brothers International (Europe) bankruptcy, these securities are operationally illiquid. The total market value of these securities at July 31, 2013 is $3,858,512 which represents 0.3% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $45,196,775, representing 3.9% of the Fund's net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund has entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of July 31, 2013, the fair value of the agreement is $0.
(k)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(l)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(m)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(n)	Non-income producing security.
(o)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(p)	As of July 31, 2013, cash in the amount of $1,165,500 is on deposit with broker for futures transactions.
(q)	As of July 31, 2013, cost is $1,121,684,961 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$72,587,582
Gross unrealized depreciation	(26,470,962)
Net unrealized appreciation	$46,116,620

The following abbreviations are used in the above portfolio:

€	-Euro
£	-British Pound Sterling
A$	-Australian Dollar

As of July 31, 2013, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	EUR	4,000,000	USD	5,238,800	USD	83,468

Foreign Currency Sale Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	EUR	93,016,000	USD	124,726,550	USD	962,526
Pound Sterling vs. U.S. Dollar	9/19/13	JPMorgan Chase Bank	GBP	37,804,000		58,954,121		1,463,426
Net unrealized appreciation (depreciation) on foreign currency forward contracts							USD	2,509,420

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund’s assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$30,892,210	$—	$30,892,210
Corporate Bonds (b)	—	912,382,208	11,897	912,394,105
Foreign Bonds (c)	—	86,936,943	21,608,149	108,545,092
Loan Assignments & Participations (d)	—	33,167,968	1,899,232	35,067,200
Mortgage-Backed Securities	—	8,917,666	—	8,917,666
Yankee Bonds	—	8,034,414	—	8,034,414
Total Long-Term Bonds	—	1,080,331,409	23,519,278	1,103,850,687
Common Stocks (e)	31,775,210	—	242,323	32,017,533
Preferred Stock	1,100,000	—	—	1,100,000
Warrants	3,175,047	—	—	3,175,047
Short-Term Investment
Repurchase Agreement	—	27,658,314	—	27,658,314
Total Investments in Securities	36,050,257	1,107,989,723	23,761,601	1,167,801,581
Other Financial Instruments
Foreign Currency Forward Contracts (f)	—	2,509,420	—	2,509,420
Futures Contracts Short (f)	2,478,157	—	—	2,478,157
Total Other Financial Instruments	2,478,157	2,509,420	—	4,987,577
Total Investments in Securities and Other Financial Instruments	$38,528,414	$1,110,499,143	$23,761,601	$1,172,789,158

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short (g)	$—	$(21,704,817)	$(100)	$(21,704,917)
U.S. Government Sold Short	—	(31,909,672)	—	(31,909,672)
Total Long-Term Bonds Sold Short	—	(53,614,489)	(100)	(53,614,589)
Common Stock Sold Short	(2,356,067)	—	—	(2,356,067)
Total Investments in Securities Sold Short	$(2,356,067)	$(53,614,489)	$(100)	$(55,970,656)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The Level 3 securities valued at $100 and $11,797 are held in Forest Products & Paper and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c) The Level 3 securities valued at $21,608,149 are held in Banks within the Foreign Bonds section of the Portfolio of Investments.

(d) Includes $1,899,232 of a Level 3 security held in Leisure, Amusement, Motion Pictures, Entertainment within Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

(e) The Level 3 security valued at $ 242,323 is held in Mining within the Common Stocks section of the Portfolio of Investments.

(f) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(g) The Level 3 security valued at $(100) is held in Forest Products & Paper within the Corporate Bonds Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31,2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Long-Term Bonds
Corporate Bonds
Auto Manufacturers	$1,912	$-	$-	$(1,912)	$-	$-	$-	$-	$-	$-
Forest Products & Paper	-	-	-	-	-	-	100	-	100	-
Mining	11,797	-	-	-	-	-	-	-	11,797	-
Foreign Bonds
Banks	15,344,632	239,063	-	(529,395)	6,553,849	-	-	-	21,608,149	(529,395)
Loan Assignments and Participations
Leisure, Amusement, Motion pictures, Entertainment	-	1,700	500	31,566	1,947,363	(81,897)	-	-	1,899,232	31,566
Common Stock
Mining	496,523	-	-	(254,200)	-	-	-	-	242,323	(254,200)
Corporate Bonds Sold Short
Forest Products & Paper	-	-	-	-	-	-	(100)	-	(100)	-
Total	$15,854,864	$240,763	$500	$(753,941)	$8,501,212	$(81,897)	$-	$-	$23,761,501	$(752,029)

As of July 31, 2013, the Fund held the following restricted securities:

	Date of	Principal			7/31/13	Percent of
Security	Acquisition	Amount	Cost		Value	Net Assets
Aleris International, Inc.
Common Stocks	7/6/10	13,652	$922,364		$242,323	0.02%
Corporate Bond 6.00% due 6/1/20	7/6/10	$11,797	8,872		11,797	0.00	‡
Newpage Corp.
Corporate Bond 6.00% due 6/1/20	3/25/13	1,000,000	-	(a)	100	0.00	‡
Corporate Bond Sold Short 6.00% due 6/1/20	3/25/13	(1,000,000)	-	(a)	(100)	(0.00	)‡

Total			$931,236		$254,120	0.02%

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay ICAP Equity Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value

	Common Stocks 97.1% †
	Aerospace & Defense 2.8%
¤	Honeywell International, Inc.	366,025	$30,372,755

	Auto Components 2.6%
	Johnson Controls, Inc.	677,421	27,239,098

	Automobiles 2.5%
	Ford Motor Co.	1,573,550	26,561,524

	Beverages 2.0%
	Coca-Cola Co. (The)	520,612	20,866,129

	Chemicals 3.0%
	Monsanto Co.	238,669	23,575,724
	Mosaic Co. (The)	203,700	8,370,033
			31,945,757
	Commercial Banks 4.7%
	BB&T Corp.	589,015	21,021,945
	PNC Financial Services Group, Inc. (The)	376,400	28,625,220
			49,647,165
	Communications Equipment 2.3%
	Cisco Systems, Inc.	944,500	24,131,975

	Consumer Finance 3.3%
¤	Capital One Financial Corp.	509,150	35,141,533

	Containers & Packaging 0.9%
	Owens-Illinois, Inc. (a)	321,091	9,552,457

	Diversified Financial Services 5.4%
	Citigroup, Inc.	565,100	29,464,314
	JPMorgan Chase & Co.	504,100	28,093,493
			57,557,807
	Diversified Telecommunication Services 1.7%
	BCE, Inc.	438,499	18,105,624

	Electric Utilities 2.0%
	Exelon Corp.	689,300	21,085,687

	Energy Equipment & Services 2.1%
	Halliburton Co.	484,450	21,892,296

	Food & Staples Retailing 1.8%
	CVS Caremark Corp.	320,600	19,713,694

	Health Care Equipment & Supplies 4.8%
	Baxter International, Inc.	412,950	30,161,868
	Covidien PLC	348,156	21,456,854
			51,618,722
	Health Care Providers & Services 4.8%
	McKesson Corp.	190,400	23,354,464
	UnitedHealth Group, Inc.	379,800	27,668,430
			51,022,894
	Hotels, Restaurants & Leisure 2.4%
	McDonald's Corp.	266,500	26,138,320

	Industrial Conglomerates 4.7%
¤	General Electric Co.	2,036,550	49,630,723

	Insurance 3.2%
	ACE, Ltd.	298,041	27,234,986
	MetLife, Inc.	132,076	6,395,120
			33,630,106
	Machinery 2.2%
	Cummins, Inc.	43,150	5,229,349
	Stanley Black & Decker, Inc.	218,500	18,489,470
			23,718,819
	Media 6.8%
¤	Time Warner, Inc.	576,792	35,911,070
¤	Viacom, Inc. Class B	495,184	36,034,540
			71,945,610
	Multiline Retail 1.9%
	Dollar General Corp. (a)	378,050	20,667,994

	Oil, Gas & Consumable Fuels 9.3%
	Encana Corp.	707,050	12,387,516
¤	Exxon Mobil Corp.	495,700	46,471,875
	Marathon Oil Corp.	634,350	23,064,966
	Southwestern Energy Co. (a)	454,800	17,641,692
			99,566,049
	Pharmaceuticals 9.6%
¤	Johnson & Johnson	447,550	41,845,925
	Novartis A.G., ADR	213,900	15,317,379
¤	Pfizer, Inc.	1,554,970	45,451,773
			102,615,077
	Semiconductors & Semiconductor Equipment 3.2%
¤	Texas Instruments, Inc.	862,888	33,825,210

	Software 3.4%
	Adobe Systems, Inc. (a)	404,200	19,110,576
	Symantec Corp.	626,250	16,708,350
			35,818,926
	Wireless Telecommunication Services 3.7%
¤	Vodafone Group PLC, Sponsored ADR	1,316,276	39,422,466
	Total Common Stocks (Cost $744,975,343)		1,033,434,417

	Principal Amount	Value
Short-Term Investment 2.7%
Repurchase Agreement 2.7%
State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $28,977,038 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $32,270,000 and a Market Value of $29,557,803)	$28,977,030	28,977,030

Total Short-Term Investment (Cost $28,977,030)		28,977,030
Total Investments (Cost $773,952,373) (b)	99.8%	1,062,411,447
Other Assets, Less Liabilities	0.2	1,932,513
Net Assets	100.0%	$1,064,343,960

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $787,375,135 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$297,744,169
Gross unrealized depreciation	(22,707,857)
Net unrealized appreciation	$275,036,312

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,033,434,417	$—	$—	$1,033,434,417
Short-Term Investment
Repurchase Agreement	—	28,977,030	—	28,977,030
Total Investments in Securities	$1,033,434,417	$28,977,030	$—	$1,062,411,447

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 96.2% †
	Canada 2.7%
	BCE, Inc. (Diversified Telecommunication Services)	19,100	$788,639
	Encana Corp. (Oil, Gas & Consumable Fuels)	48,000	840,960
			1,629,599

	China 0.1%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	83,200	63,615

	France 4.6%
¤	Sanofi (Pharmaceuticals)	17,150	1,829,118
	Vallourec S.A. (Machinery)	16,458	971,477
			2,800,595

	Germany 7.9%
	Bayer A.G. (Pharmaceuticals)	11,400	1,324,749
	Fresenius SE & Co. KGaA (Health Care Providers & Services)	6,600	833,076
	SAP A.G. (Software)	13,700	1,007,704
	Siemens A.G. (Industrial Conglomerates)	9,200	1,007,410
	ThyssenKrupp A.G. (Metals & Mining) (a)	27,800	604,684
			4,777,623

	Italy 2.9%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	79,650	1,760,035

	Japan 10.2%
	Bridgestone Corp. (Auto Components)	27,450	975,651
	Mitsubishi Corp. (Trading Companies & Distributors)	44,400	811,272
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	35,100	893,005
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	31,800	1,602,829
	Nissan Motor Co., Ltd. (Automobiles)	102,850	1,078,817
	Tokio Marine Holdings, Inc. (Insurance)	24,700	790,874
			6,152,448

	Netherlands 3.3%
	Akzo Nobel N.V. (Chemicals)	14,683	893,757
	Wolters Kluwer N.V. (Media)	44,600	1,076,608
			1,970,365

	Norway 1.5%
	DnB NOR ASA (Commercial Banks)	55,600	926,069

	Singapore 2.2%
	DBS Group Holdings, Ltd. (Commercial Banks)	100,250	1,317,366

	Switzerland 6.0%
	ABB, Ltd. (Electrical Equipment) (a)	47,750	1,054,633
	Julius Baer Group, Ltd. (Capital Markets) (a)	27,100	1,231,059
	Novartis A.G. (Pharmaceuticals)	18,450	1,327,754
			3,613,446

	Thailand 0.5%
	Shin Corp. PCL (Wireless Telecommunication Services)	112,900	313,811

	United Kingdom 7.8%
	BP PLC (Oil, Gas & Consumable Fuels)	120,600	833,930
	Lloyds Banking Group PLC (Commercial Banks) (a)	1,071,500	1,116,075
	Smith & Nephew PLC (Health Care Equipment & Supplies)	73,400	875,971
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	62,550	1,873,372
			4,699,348

	United States 46.5%
¤	Baxter International, Inc. (Health Care Equipment & Supplies)	20,950	1,530,188
	Capital One Financial Corp. (Consumer Finance)	19,950	1,376,949
	Cisco Systems, Inc. (Communications Equipment)	39,800	1,016,890
¤	Citigroup, Inc. (Diversified Financial Services)	26,550	1,384,317
¤	Covidien PLC (Health Care Equipment & Supplies)	23,200	1,429,816
	CVS Caremark Corp. (Food & Staples Retailing)	13,050	802,445
	Exelon Corp. (Electric Utilities)	28,500	871,815
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	13,350	1,251,562
	Ford Motor Co. (Automobiles)	55,500	936,840
¤	General Electric Co. (Industrial Conglomerates)	67,150	1,636,445
	Halliburton Co. (Energy Equipment & Services)	17,650	797,604
	Honeywell International, Inc. (Aerospace & Defense)	12,450	1,033,101
	Johnson Controls, Inc. (Auto Components)	25,400	1,021,334
	JPMorgan Chase & Co. (Diversified Financial Services)	16,450	916,759
	McDonald's Corp. (Hotels, Restaurants & Leisure)	11,150	1,093,592
	Monsanto Co. (Chemicals)	10,600	1,047,068
	Mosaic Co. (The) (Chemicals)	12,150	499,244
¤	Pfizer, Inc. (Pharmaceuticals)	78,400	2,291,632
	PNC Financial Services Group, Inc. (Commercial Banks)	15,100	1,148,355
	Southwestern Energy Co. (Oil, Gas & Consumable Fuels) (a)	26,100	1,012,419
	Symantec Corp. (Software)	33,550	895,114
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	30,450	1,193,640
	Time Warner, Inc. (Media)	18,585	1,157,102
¤	Viacom, Inc. Class B (Media)	22,950	1,670,071
			28,014,302

	Total Common Stocks (Cost $45,929,113)		58,038,622

		Principal Amount	Value
	Short-Term Investment 3.0%
	Repurchase Agreement 3.0%
	United States 3.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $1,782,587 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $1,980,000 and a Market Value of $1,819,707) (Capital Markets)	$1,782,587	1,782,587

	Total Short-Term Investment (Cost $1,782,587)		1,782,587

	Total Investments (Cost $47,711,700) (b)	99.2%	59,821,209
	Other Assets, Less Liabilities	0.8	498,020

	Net Assets	100.0%	$60,319,229

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $48,125,518 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$12,801,574
Gross unrealized depreciation	(1,105,883)
Net unrealized appreciation	$11,695,691

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$58,038,622	$—	$—	$58,038,622
Short-Term Investment
Repurchase Agreement	—	1,782,587	—	1,782,587
Total Investments in Securities	$58,038,622	$1,782,587	$—	$59,821,209

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and July 31, 2013, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.0% †
	Canada 4.3%
	BCE, Inc. (Diversified Telecommunication Services)	908,800	$37,524,352
	Encana Corp. (Oil, Gas & Consumable Fuels)	1,015,000	17,782,800
			55,307,152
	China 0.1%
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	2,094,300	1,601,320

	France 12.2%
	Danone S.A. (Food Products)	195,300	15,433,149
	Pernod-Ricard S.A. (Beverages)	157,300	18,729,130
¤	Sanofi (Pharmaceuticals)	527,500	56,260,061
	Total S.A. (Oil, Gas & Consumable Fuels)	671,450	35,819,861
	Vallourec S.A. (Machinery)	533,039	31,464,024
			157,706,225

	Germany 16.0%
¤	Bayer A.G. (Pharmaceuticals)	505,550	58,747,971
	Bayerische Motoren Werke A.G. (Automobiles)	222,200	21,753,478
	Fresenius SE & Co. KGaA (Health Care Providers & Services)	203,550	25,692,812
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	106,250	21,089,370
	SAP A.G. (Software)	438,150	32,228,141
	Siemens A.G. (Industrial Conglomerates)	271,250	29,702,171
	ThyssenKrupp A.G. (Metals & Mining) (a)	819,430	17,823,602
			207,037,545

	Israel 1.3%
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Pharmaceuticals)	412,100	16,360,370

	Italy 4.6%
¤	ENI S.p.A. (Oil, Gas & Consumable Fuels)	2,720,950	60,125,132

	Japan 16.0%
	Bridgestone Corp. (Auto Components)	956,250	33,987,846
	Mitsubishi Corp. (Trading Companies & Distributors)	1,996,650	36,482,554
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	869,950	22,133,035
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	896,950	45,209,358
	Nissan Motor Co., Ltd. (Automobiles)	2,875,700	30,163,864
¤	Tokio Marine Holdings, Inc. (Insurance)	1,221,550	39,113,055
			207,089,712

	Netherlands 4.2%
	Akzo Nobel N.V. (Chemicals)	494,469	30,098,405
	Wolters Kluwer N.V. (Media)	1,038,100	25,058,901
			55,157,306

	Norway 3.0%
	DnB NOR ASA (Commercial Banks)	2,309,950	38,474,340

	Singapore 3.2%
¤	DBS Group Holdings, Ltd. (Commercial Banks)	3,178,050	41,762,155

	Switzerland 13.0%
¤	ABB, Ltd. (Electrical Equipment) (a)	1,829,400	40,405,139
	Holcim, Ltd. (Construction Materials) (a)	270,700	19,568,675
	Julius Baer Group, Ltd. (Capital Markets) (a)	752,150	34,167,579
¤	Novartis A.G. (Pharmaceuticals)	1,044,600	75,174,629
			169,316,022

	Thailand 0.5%
	Shin Corp. PCL (Wireless Telecommunication Services)	2,389,200	6,640,907

	United Kingdom 16.6%
	BP PLC (Oil, Gas & Consumable Fuels)	2,539,150	17,557,825
	GlaxoSmithKline PLC (Pharmaceuticals)	1,345,150	34,459,859
¤	Lloyds Banking Group PLC (Commercial Banks) (a)	45,140,650	47,018,506
	Smith & Nephew PLC (Health Care Equipment & Supplies)	3,062,300	36,546,128
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,095,850	62,770,707
	WPP PLC (Media)	980,300	17,656,776
			216,009,801

	Total Common Stocks (Cost $1,027,381,908)		1,232,587,987

		Principal Amount	Value
	Short-Term Investment 4.4%
	Repurchase Agreement 4.4%
	United States 4.4%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $56,804,094 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $63,260,000 and a Market Value of $57,943,187) (Capital Markets)	$56,804,078	56,804,078

	Total Short-Term Investment (Cost $56,804,078)		56,804,078

	Total Investments (Cost $1,084,185,986) (b)	99.4%	1,289,392,065
	Other Assets, Less Liabilities	0.6	7,216,125
	Net Assets	100.0%	$1,296,608,190

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $1,090,916,739 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$211,729,961
Gross unrealized depreciation	(13,254,635)
Net unrealized appreciation	$198,475,326

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,232,587,987	$—	$—	$1,232,587,987
Short-Term Investment
Repurchase Agreement	—	56,804,078	—	56,804,078
Total Investments in Securities	$1,232,587,987	$56,804,078	$—	$1,289,392,065

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of October 31, 2012 and July 31, 2013, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.4% †
	Aerospace & Defense 3.3%
	Honeywell International, Inc.	1,965,074	$163,061,841

	Auto Components 3.4%
	Johnson Controls, Inc.	4,180,225	168,086,847

	Automobiles 2.4%
	Ford Motor Co.	7,055,850	119,102,748

	Chemicals 3.6%
	Monsanto Co.	1,239,953	122,482,557
	Mosaic Co. (The)	1,273,400	52,324,006
			174,806,563
	Commercial Banks 5.1%
	BB&T Corp.	2,642,358	94,305,757
	PNC Financial Services Group, Inc.	2,039,250	155,084,963
			249,390,720
	Communications Equipment 2.7%
	Cisco Systems, Inc.	5,164,387	131,950,088

	Consumer Finance 3.9%
¤	Capital One Financial Corp.	2,767,472	191,010,917

	Diversified Financial Services 5.9%
	Citigroup, Inc.	2,843,257	148,247,420
	JPMorgan Chase & Co.	2,520,234	140,452,641
			288,700,061
	Electric Utilities 2.3%
	Exelon Corp.	3,744,300	114,538,137

	Energy Equipment & Services 2.2%
	Halliburton Co.	2,373,750	107,269,763

	Food & Staples Retailing 3.0%
	CVS Caremark Corp.	2,394,450	147,234,730

	Health Care Equipment & Supplies 6.4%
¤	Baxter International, Inc.	2,601,900	190,042,776
	Covidien PLC	2,050,077	126,346,246
			316,389,022
	Health Care Providers & Services 2.4%
	McKesson Corp.	949,350	116,447,271

	Hotels, Restaurants & Leisure 3.1%
	McDonald's Corp.	1,560,700	153,073,456

	Industrial Conglomerates 5.7%
¤	General Electric Co.	11,389,165	277,553,951

	Media 8.6%
¤	Time Warner, Inc.	3,629,759	225,988,795
¤	Viacom, Inc. Class B	2,711,394	197,308,142
			423,296,937
	Oil, Gas & Consumable Fuels 10.4%
	Encana Corp.	3,578,050	62,687,436
¤	Exxon Mobil Corp.	2,442,664	228,999,750
	Marathon Oil Corp.	3,597,400	130,801,464
	Southwestern Energy Co. (a)	2,329,566	90,363,865
			512,852,515
	Pharmaceuticals 10.8%
¤	Johnson & Johnson	2,433,350	227,518,225
¤	Pfizer, Inc.	10,301,253	301,105,625
			528,623,850
	Semiconductors & Semiconductor Equipment 3.8%
¤	Texas Instruments, Inc.	4,741,600	185,870,720

	Software 2.1%
	Symantec Corp.	3,873,800	103,352,984

	Wireless Telecommunication Services 4.3%
¤	Vodafone Group PLC, Sponsored ADR	7,018,351	210,199,612

	Total Common Stocks (Cost $3,418,075,854)		4,682,812,733

		Principal Amount	Value
	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $204,632,660 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $227,880,000 and a Market Value of $208,727,370)	$204,632,603	204,632,603

	Total Short-Term Investment (Cost $204,632,603)		204,632,603
	Total Investments (Cost $3,622,708,457) (b)	99.6%	4,887,445,336
	Other Assets, Less Liabilities	0.4	18,234,076
	Net Assets	100.0%	$4,905,679,412

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2013, cost is $3,663,748,859 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$1,319,732,666
Gross unrealized depreciation	(96,036,189)
Net unrealized appreciation	$1,223,696,477

The following abbreviation is used in the above portfolio:
ADR	-American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,682,812,733	$—	$—	$4,682,812,733
Short-Term Investment
Repurchase Agreement	—	204,632,603	—	204,632,603
Total Investments in Securities	$4,682,812,733	$204,632,603	$—	$4,887,445,336

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments  July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.0%†
	Asset-Backed Securities 0.5%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	$47,712	$52,006

	Auto Floor Plan ABS 0.1%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A2 0.741%, due 6/15/20 (a)	600,000	600,350

	Automobile 0.2%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.645%, due 1/7/25 (a)(b)	900,000	899,892

	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (c)(d)	132,879	134,723
	RAMP Trust Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (d)	62,854	65,346
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.393%, due 6/25/33 (c)(d)	96,707	101,479
			301,548

	Other ABS 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF3 5.774%, due 3/25/47 (c)(d)	500,000	368,482
	Total Asset-Backed Securities (Cost $2,336,010)		2,222,278

	Corporate Bonds 24.2%
	Aerospace & Defense 0.4%
	Boeing Co. (The) 6.125%, due 2/15/33	250,000	297,522
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	214,490
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	107,994
	Lockheed Martin Corp.
	4.25%, due 11/15/19	250,000	273,421
	4.85%, due 9/15/41	100,000	99,465
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	112,671
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	297,399
	4.50%, due 4/15/20	200,000	222,381
	4.50%, due 6/1/42	100,000	100,077
	6.125%, due 2/1/19	125,000	149,585
			1,875,005

	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	206,648
	Bunge, Ltd. Finance Corp. 5.35%, due 4/15/14	100,000	103,087
			309,735

	Airlines 0.0%‡
	Southwest Airlines Co. 5.25%, due 10/1/14	75,000	78,289

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	57,905

	Auto Manufacturers 0.1%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	217,709

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	55,067
	6.00%, due 1/15/36	50,000	54,320
			109,387

	Banks 5.1%
	Bank of America Corp.
	2.00%, due 1/11/18	1,500,000	1,467,388
	5.25%, due 12/1/15	200,000	215,339
	5.42%, due 3/15/17	900,000	972,983
	5.70%, due 1/24/22	325,000	365,020
	Bank of New York Mellon Corp. (The) 2.95%, due 6/18/15	250,000	260,053
	Bank of Nova Scotia 1.95%, due 1/30/17 (b)	250,000	255,825
	BB&T Corp. 3.375%, due 9/25/13	500,000	502,036
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	231,550
	Canadian Imperial Bank of Commerce 2.35%, due 12/11/15	100,000	103,272
	Capital One Financial Corp.
	1.00%, due 11/6/15	250,000	248,290
	5.25%, due 2/21/17	100,000	110,196
	Citigroup, Inc.
	4.45%, due 1/10/17	100,000	107,871
	4.50%, due 1/14/22	400,000	421,431
	4.875%, due 5/7/15	350,000	370,014
	5.875%, due 2/22/33	450,000	446,893
	6.125%, due 11/21/17	500,000	572,443
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. 4.50%, due 1/11/21	300,000	318,404
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	375,162
	Export-Import Bank of Korea 5.875%, due 1/14/15	350,000	372,851
	Fifth Third Bank 4.75%, due 2/1/15	250,000	263,100
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	143,622
	5.95%, due 1/18/18	1,000,000	1,128,705
	6.00%, due 6/15/20	900,000	1,023,597
	6.25%, due 9/1/17	200,000	228,103
	HSBC Holdings PLC 4.00%, due 3/30/22	175,000	178,677
	JPMorgan Chase & Co. 4.40%, due 7/22/20	1,250,000	1,330,644
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	785,000	898,072
	KeyBank N.A. 5.80%, due 7/1/14	375,000	392,023
	Korea Development Bank 4.375%, due 8/10/15	300,000	317,545
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	962,455
	Series G 4.875%, due 1/17/17	850,000	961,010
	Landwirtschaftliche Rentenbank
	3.125%, due 7/15/15	300,000	315,270
	5.125%, due 2/1/17	475,000	540,407
	Morgan Stanley
	5.50%, due 7/24/20	1,100,000	1,206,779
	6.25%, due 8/28/17	300,000	339,227
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	103,084
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	195,029
	PNC Funding Corp.
	3.625%, due 2/8/15	150,000	156,412
	5.125%, due 2/8/20	100,000	111,769
	Royal Bank of Scotland PLC (The)
	4.375%, due 3/16/16	200,000	213,218
	5.00%, due 11/12/13	100,000	100,000
	5.05%, due 1/8/15	100,000	102,331
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	113,621
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	16,313
	U.S. Bancorp 2.875%, due 11/20/14	300,000	309,047
	U.S. Bank N.A. 4.80%, due 4/15/15	100,000	106,632
	UBS A.G.
	5.875%, due 7/15/16	125,000	138,458
	5.875%, due 12/20/17	200,000	231,113
	7.75%, due 9/1/26	100,000	123,822
	Wachovia Bank N.A.
	4.875%, due 2/1/15	575,000	608,737
	5.60%, due 3/15/16	200,000	221,866
	Wachovia Corp.
	5.25%, due 8/1/14	100,000	104,304
	5.50%, due 8/1/35	125,000	129,132
	Wells Fargo & Co. 4.60%, due 4/1/21	250,000	272,114
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	170,152
	Westpac Banking Corp. 3.00%, due 12/9/15	300,000	314,660
			21,788,071

	Beverages 0.4%
	Anheuser-Busch Cos. LLC 6.45%, due 9/1/37	300,000	369,457
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	176,895
	Beam, Inc. 5.375%, due 1/15/16	18,000	19,661
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	43,291
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	282,143
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	76,701
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	567,599
			1,535,747

	Biotechnology 0.3%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	151,579
	4.85%, due 11/18/14	725,000	763,843
	5.85%, due 6/1/17	150,000	171,494
	6.40%, due 2/1/39	100,000	115,054
	Genentech, Inc. 4.75%, due 7/15/15	100,000	107,608
			1,309,578

	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	105,251
	6.00%, due 9/30/16	100,000	112,993
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	54,625
	7.125%, due 7/15/36	50,000	52,250
			325,119

	Chemicals 0.2%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	361,640
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	102,839
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	52,770
	Lubrizol Corp. 5.50%, due 10/1/14	100,000	105,791
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	163,597
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	131,915
			918,552

	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	9,000	9,529
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	145,182
			154,711

	Computers 0.4%
	Hewlett-Packard Co.
	1.55%, due 5/30/14	750,000	753,300
	2.20%, due 12/1/15	150,000	152,011
	4.375%, due 9/15/21	150,000	149,302
	HP Enterprise Services LLC Series B 6.00%, due 8/1/13	100,000	100,000
	International Business Machines Corp.
	5.70%, due 9/14/17	250,000	289,609
	5.875%, due 11/29/32	100,000	119,566
	6.50%, due 1/15/28	100,000	124,552
			1,688,340

	Cosmetics & Personal Care 0.1%
	Colgate-Palmolive Co. 3.15%, due 8/5/15	100,000	105,064
	Procter & Gamble Co. (The)
	4.70%, due 2/15/19	125,000	142,149
	5.55%, due 3/5/37	100,000	118,327
			365,540

	Diversified Financial Services 0.4%
	General Electric Capital Corp.
	4.65%, due 10/17/21	150,000	159,956
	5.875%, due 1/14/38	625,000	685,281
	Series A 6.75%, due 3/15/32	650,000	783,616
			1,628,853

	Electric 1.9%
	Alliant Energy Corp. 4.00%, due 10/15/14	100,000	103,541
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	106,816
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	131,147
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	175,799
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	340,938
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	119,894
	DTE Electric Co. 6.40%, due 10/1/13	275,000	277,481
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	222,809
	Duke Energy Florida, Inc. 6.35%, due 9/15/37	200,000	247,800
	Duke Energy Indiana, Inc. 5.00%, due 9/15/13	100,000	100,515
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	257,965
	FirstEnergy Corp.
	4.25%, due 3/15/23	75,000	68,472
	Series C 7.375%, due 11/15/31	200,000	201,773
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	270,256
	5.55%, due 11/1/17	100,000	115,186
	Georgia Power Co. 4.75%, due 9/1/40	250,000	250,566
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	42,178
	Kentucky Utilities Co. 1.625%, due 11/1/15	100,000	102,256
	Nevada Power Co. 6.50%, due 8/1/18	150,000	179,602
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	310,390
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	162,210
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	176,895
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	124,853
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	175,700
	5.625%, due 11/30/17	500,000	578,644
	PacifiCorp 6.25%, due 10/15/37	350,000	431,686
	Peco Energy Co. 5.95%, due 10/1/36	150,000	176,871
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	205,677
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	200,092
	PPL Energy Supply LLC 5.40%, due 8/15/14	100,000	104,640
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	138,266
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	88,079
	8.625%, due 4/15/31	50,000	68,825
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	110,599
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	122,549
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	198,529
	Scottish Power, Ltd. 5.375%, due 3/15/15	100,000	105,882
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	118,114
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	178,170
	Union Electric Co.
	4.65%, due 10/1/13	100,000	100,506
	5.40%, due 2/1/16	100,000	110,332
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	121,296
	6.00%, due 5/15/37	175,000	213,514
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	218,696
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	183,168
			8,039,177

	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	300,000	320,430

	Electronics 0.1%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	116,775
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	126,452
	Thermo Fisher Scientific, Inc. 3.20%, due 3/1/16	250,000	260,711
			503,938

	Environmental Controls 0.2%
	Republic Services, Inc. 5.00%, due 3/1/20	350,000	381,794
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	103,548
	5.00%, due 3/15/14	50,000	51,290
	7.125%, due 12/15/17	100,000	117,225
	7.75%, due 5/15/32	75,000	98,990
			752,847

	Finance - Auto Loans 0.4%
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	1,002,974
	4.25%, due 9/20/22	300,000	299,464
	Toyota Motor Credit Corp.
	2.80%, due 1/11/16	100,000	104,450
	3.40%, due 9/15/21	200,000	201,645
			1,608,533

	Finance - Consumer Loans 0.4%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,130,705
	SLM Corp. 5.625%, due 8/1/33	250,000	208,125
	Springleaf Finance Corp. Series I 5.40%, due 12/1/15	350,000	353,500
			1,692,330

	Finance - Credit Card 0.2%
	American Express Co.
	5.50%, due 9/12/16	75,000	83,781
	6.15%, due 8/28/17	625,000	722,799
			806,580

	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	400,000	479,427
	BNP Paribas Home Loan Covered Bonds S.A. 2.20%, due 11/2/15 (b)	250,000	256,250
	Credit Suisse First Boston USA, Inc. 4.875%, due 1/15/15	875,000	927,030
	Merrill Lynch & Co., Inc. 5.70%, due 5/2/17	100,000	108,961
			1,771,668

	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp.
	5.45%, due 2/1/18	150,000	172,521
	8.00%, due 3/1/32	75,000	103,876
			276,397

	Food 0.6%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	122,352
	General Mills, Inc. 5.70%, due 2/15/17	300,000	340,023
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	112,666
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	52,479
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	96,533
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	200,245
	5.375%, due 2/10/20	130,000	147,378
	6.125%, due 8/23/18	332,000	390,806
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	260,844
	Mondelez International, Inc.
	5.375%, due 2/10/20	120,000	135,287
	6.125%, due 2/1/18	118,000	137,357
	6.50%, due 8/11/17	225,000	263,309
	Safeway, Inc.
	5.00%, due 8/15/19	100,000	106,736
	6.35%, due 8/15/17	100,000	114,164
	Sysco Corp. 5.375%, due 9/21/35	100,000	110,170
	Unilever Capital Corp. 5.90%, due 11/15/32	100,000	123,592
			2,713,941

	Forest Products & Paper 0.1%
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	52,544
	International Paper Co.
	4.75%, due 2/15/22	100,000	106,016
	5.25%, due 4/1/16	150,000	163,948
	5.30%, due 4/1/15	250,000	267,137
			589,645

	Health Care - Products 0.3%
	Baxter International, Inc.
	4.625%, due 3/15/15	150,000	159,593
	5.90%, due 9/1/16	100,000	113,758
	Becton Dickinson and Co. 3.125%, due 11/8/21	100,000	98,433
	CareFusion Corp. 5.125%, due 8/1/14	100,000	104,222
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	174,537
	Medtronic, Inc.
	2.75%, due 4/1/23	250,000	236,253
	4.45%, due 3/15/20	200,000	218,607
	Series B 4.75%, due 9/15/15	50,000	54,105
			1,159,508

	Health Care - Services 0.3%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	183,480
	CIGNA Corp. 5.125%, due 6/15/20	150,000	165,292
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	104,981
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	107,779
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	191,877
	6.00%, due 6/15/17	330,000	378,921
	WellPoint, Inc. 5.95%, due 12/15/34	250,000	278,314
			1,410,644

	Home Builders 0.0%‡
	MDC Holdings, Inc. 5.375%, due 7/1/15	50,000	52,506
	Toll Brothers Finance Corp. 5.15%, due 5/15/15	50,000	52,250
			104,756

	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	119,204

	Insurance 1.2%
	ACE INA Holdings, Inc.
	2.60%, due 11/23/15	100,000	104,189
	5.70%, due 2/15/17	60,000	67,763
	5.875%, due 6/15/14	105,000	109,610
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	112,392
	Allstate Corp. (The) 5.00%, due 8/15/14	525,000	548,139
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	341,488
	6.25%, due 5/1/36	200,000	233,269
	Assurant, Inc. 5.625%, due 2/15/14	100,000	102,508
	AXA S.A. 8.60%, due 12/15/30	105,000	127,174
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	500,000	485,309
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	116,550
	Genworth Holdings, Inc.
	Class A 4.95%, due 10/1/15	75,000	79,629
	5.75%, due 6/15/14	31,000	32,268
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	169,242
	Lincoln National Corp.
	4.75%, due 2/15/14	150,000	153,084
	4.85%, due 6/24/21	25,000	26,926
	Loews Corp. 4.125%, due 5/15/43	125,000	109,105
	Marsh & McLennan Cos., Inc. 5.375%, due 7/15/14	100,000	104,181
	MetLife, Inc.
	4.75%, due 2/8/21	400,000	440,437
	5.70%, due 6/15/35	100,000	112,316
	Metropolitan Life Global Funding I 5.125%, due 6/10/14 (b)	220,000	228,608
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	26,841
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	116,057
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	60,016
	Protective Life Corp. 4.875%, due 11/1/14	100,000	104,797
	Prudential Financial, Inc.
	Series B 5.10%, due 9/20/14	500,000	523,975
	5.70%, due 12/14/36	200,000	218,719
	Travelers Cos., Inc. (The)
	3.90%, due 11/1/20	200,000	212,386
	6.75%, due 6/20/36	75,000	97,475
			5,164,453

	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	51,527

	Iron & Steel 0.3%
	ArcelorMittal
	4.25%, due 2/25/15	100,000	102,875
	6.125%, due 6/1/18	300,000	315,000
	Nucor Corp. 4.125%, due 9/15/22	50,000	51,072
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	94,728
	6.25%, due 1/23/17	600,000	672,330
			1,236,005

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	299,320

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	112,402
	7.125%, due 3/3/31	125,000	165,747
			278,149

	Media 1.2%
	CBS Corp.
	3.375%, due 3/1/22	275,000	265,275
	4.85%, due 7/1/42	100,000	92,614
	Comcast Corp.
	5.65%, due 6/15/35	325,000	358,625
	6.45%, due 3/15/37	250,000	298,530
	COX Communications, Inc. 5.45%, due 12/15/14	32,000	34,006
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.80%, due 3/15/22	200,000	192,256
	5.20%, due 3/15/20	250,000	269,323
	Discovery Communications LLC
	3.70%, due 6/1/15	200,000	209,877
	6.35%, due 6/1/40	105,000	120,598
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	292,004
	NBC Universal Media LLC 5.15%, due 4/30/20	600,000	684,671
	News America, Inc.
	4.50%, due 2/15/21	100,000	107,160
	5.30%, due 12/15/14	300,000	318,156
	6.40%, due 12/15/35	175,000	198,416
	7.25%, due 5/18/18	100,000	122,352
	Thomson Reuters Corp.
	5.70%, due 10/1/14	50,000	52,759
	5.85%, due 4/15/40	105,000	114,223
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	254,245
	6.55%, due 5/1/37	275,000	262,726
	6.75%, due 7/1/18	250,000	279,496
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	482,663
	Viacom, Inc. 4.375%, due 3/15/43	354,000	303,688
			5,313,663

	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	114,450

	Mining 0.4%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	297,725
	5.95%, due 2/1/37	100,000	92,463
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	125,952
	Barrick Gold Finance Co. 4.875%, due 11/15/14	50,000	51,862
	Freeport-McMoRan Copper & Gold, Inc.
	3.875%, due 3/15/23 (b)	150,000	135,708
	5.45%, due 3/15/43 (b)	150,000	130,549
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	95,295
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	157,938
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	53,323
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	386,268
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	150,000	149,961
	Teck Resources, Ltd. 3.75%, due 2/1/23	250,000	226,205
			1,903,249

	Miscellaneous - Manufacturing 0.1%
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	128,541
	Danaher Corp.
	3.90%, due 6/23/21	50,000	52,898
	5.625%, due 1/15/18	100,000	115,197
	Dover Corp. 5.45%, due 3/15/18	100,000	114,594
	Ingersoll-Rand PLC 4.75%, due 5/15/15	150,000	159,148
			570,378

	Multi-National 0.8%
	European Investment Bank
	2.25%, due 3/15/16	1,100,000	1,143,340
	2.75%, due 3/23/15	500,000	519,334
	2.875%, due 9/15/20	725,000	733,700
	International Bank for Reconstruction & Development
	(zero coupon), due 3/11/31	504,000	231,334
	2.125%, due 3/15/16	750,000	779,276
			3,406,984

	Office & Business Equipment 0.1%
	Pitney Bowes, Inc. 5.75%, due 9/15/17	100,000	107,782
	Xerox Corp.
	6.35%, due 5/15/18	100,000	115,326
	6.40%, due 3/15/16	160,000	178,924
			402,032

	Oil & Gas 1.7%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	537,061
	6.45%, due 9/15/36	150,000	175,827
	Apache Corp.
	3.625%, due 2/1/21	250,000	257,138
	4.75%, due 4/15/43	100,000	96,825
	Apache Finance Canada Corp. 4.375%, due 5/15/15	100,000	106,336
	BP Capital Markets PLC
	4.50%, due 10/1/20	250,000	271,240
	5.25%, due 11/7/13	250,000	253,160
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	131,743
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	122,644
	Chevron Corp. 4.95%, due 3/3/19	125,000	143,648
	ConocoPhillips 5.90%, due 10/15/32	350,000	412,273
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	206,789
	7.95%, due 4/15/32	50,000	65,842
	Encana Corp. 6.50%, due 2/1/38	125,000	143,094
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	214,473
	Hess Corp. 7.30%, due 8/15/31	100,000	123,639
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	116,497
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	52,805
	5.125%, due 3/1/21	100,000	109,380
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	171,039
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	535,000
	Petrobras International Finance Co.
	5.875%, due 3/1/18	475,000	507,947
	7.75%, due 9/15/14	450,000	477,000
	Phillips 66 5.875%, due 5/1/42	200,000	217,327
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	321,936
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	249,611
	Total Capital S.A. 2.30%, due 3/15/16	200,000	207,127
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	197,275
	7.375%, due 4/15/18	100,000	117,148
	Valero Energy Corp.
	4.50%, due 2/1/15	175,000	184,006
	6.625%, due 6/15/37	100,000	111,906
	7.50%, due 4/15/32	100,000	120,721
	XTO Energy, Inc. 4.90%, due 2/1/14	75,000	76,598
			7,035,055

	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	219,961
	Halliburton Co. 6.15%, due 9/15/19	250,000	301,388
	Weatherford International, Inc. 6.35%, due 6/15/17	225,000	254,283
			775,632

	Pharmaceuticals 1.0%
	AbbVie, Inc. 4.40%, due 11/6/42 (b)	200,000	189,745
	Allergan, Inc. 5.75%, due 4/1/16	50,000	56,172
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	123,006
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	87,563
	7.15%, due 6/15/23	50,000	64,461
	Cardinal Health, Inc. 4.00%, due 6/15/15	200,000	211,496
	Eli Lilly & Co.
	4.50%, due 3/15/18	100,000	110,488
	7.125%, due 6/1/25	175,000	227,777
	Express Scripts Holding Co. 2.75%, due 11/21/14	300,000	307,168
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	156,196
	Johnson & Johnson 6.95%, due 9/1/29	100,000	132,112
	McKesson Corp. 5.70%, due 3/1/17	50,000	56,271
	Mead Johnson Nutrition Co. 3.50%, due 11/1/14	250,000	256,737
	Medco Health Solutions, Inc. 2.75%, due 9/15/15	200,000	206,616
	Merck Sharp & Dohme Corp.
	4.75%, due 3/1/15	100,000	106,486
	5.00%, due 6/30/19	250,000	285,848
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	450,000	518,974
	Pfizer, Inc. 6.20%, due 3/15/19	300,000	363,340
	Teva Pharmaceutical Finance II B.V. 3.65%, due 11/10/21	100,000	100,541
	Teva Pharmaceutical Finance LLC 3.00%, due 6/15/15	180,000	187,167
	Wyeth LLC
	6.00%, due 2/15/36	200,000	238,549
	6.45%, due 2/1/24	100,000	123,009
			4,109,722

	Pipelines 0.6%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	213,913
	5.95%, due 2/1/15	130,000	138,887
	6.70%, due 7/1/18	100,000	117,901
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	97,125
	Series B 6.875%, due 3/1/33	200,000	242,082
	Kinder Morgan Energy Partners, L.P.
	5.00%, due 12/15/13	150,000	152,294
	5.80%, due 3/15/35	300,000	315,379
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	227,587
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	79,350
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	58,021
	6.75%, due 2/15/32	125,000	135,619
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	356,225
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	144,567
	Williams Partners, L.P. 3.80%, due 2/15/15	300,000	312,662
			2,591,612

	Real Estate 0.0%‡
	Regency Centers, L.P. 5.25%, due 8/1/15	100,000	107,610

	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	51,616
	Camden Property Trust 5.00%, due 6/15/15	100,000	107,050
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	55,035
	5.375%, due 8/1/16	50,000	55,883
	Hospitality Properties Trust 5.125%, due 2/15/15	50,000	51,785
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	55,469
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	105,769
	ProLogis, L.P. 6.625%, due 5/15/18	50,000	58,272
	Simon Property Group, L.P.
	3.375%, due 3/15/22	400,000	397,969
	5.25%, due 12/1/16	225,000	252,317
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	120,154
			1,311,319

	Retail 0.7%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	113,136
	CVS Caremark Corp.
	4.75%, due 5/18/20	250,000	273,884
	4.875%, due 9/15/14	50,000	52,370
	6.25%, due 6/1/27	175,000	210,406
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	296,741
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	123,368
	6.875%, due 2/15/28	150,000	183,115
	McDonald's Corp. 5.80%, due 10/15/17	300,000	349,038
	Target Corp.
	2.90%, due 1/15/22	100,000	98,207
	6.50%, due 10/15/37	150,000	190,686
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	428,897
	5.375%, due 4/5/17	200,000	228,150
	6.50%, due 8/15/37	175,000	223,199
	Yum! Brands, Inc. 6.25%, due 3/15/18	130,000	150,973
			2,922,170

	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	94,770
	Microsoft Corp. 3.00%, due 10/1/20	300,000	308,906
	Oracle Corp.
	5.00%, due 7/8/19	400,000	457,322
	5.25%, due 1/15/16	200,000	221,523
			1,082,521

	Sovereign 0.1%
	Svensk Exportkredit AB
	3.25%, due 9/16/14	300,000	309,891
	5.125%, due 3/1/17	200,000	227,984
			537,875

	Telecommunications 1.7%
	America Movil S.A.B. de C.V.
	3.125%, due 7/16/22	200,000	186,323
	5.75%, due 1/15/15	675,000	719,258
	AT&T, Inc.
	1.60%, due 2/15/17	350,000	349,507
	4.35%, due 6/15/45	666,000	581,587
	5.55%, due 8/15/41	100,000	103,853
	6.30%, due 1/15/38	300,000	337,946
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	6,156
	6.875%, due 10/15/31	14,000	15,685
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	151,934
	Cisco Systems, Inc.
	4.45%, due 1/15/20	250,000	276,755
	5.50%, due 2/22/16	450,000	503,275
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16	325,000	360,566
	6.00%, due 7/8/19	250,000	295,018
	Embarq Corp. 7.995%, due 6/1/36	200,000	209,922
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	120,614
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	145,234
	Orange S.A. 8.50%, due 3/1/31	250,000	344,053
	Qwest Corp. 6.75%, due 12/1/21	100,000	111,907
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	271,728
	Telecom Italia Capital S.A.
	4.95%, due 9/30/14	150,000	154,217
	6.00%, due 9/30/34	100,000	88,188
	6.375%, due 11/15/33	175,000	159,965
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	110,445
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	241,774
	Verizon Communications, Inc.
	1.25%, due 11/3/14	500,000	504,029
	2.45%, due 11/1/22	100,000	90,340
	5.85%, due 9/15/35	300,000	322,756
	6.40%, due 2/15/38	175,000	201,385
	7.75%, due 12/1/30	100,000	130,439
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	136,617
	7.875%, due 2/15/30	100,000	128,313
			7,359,789

	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	341,914
	6.15%, due 5/1/37	175,000	206,444
	6.20%, due 8/15/36	50,000	57,440
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	153,341
	CSX Corp. 5.60%, due 5/1/17	100,000	112,437
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	135,234
	FedEx Corp. 8.00%, due 1/15/19	50,000	63,127
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	100,552
	4.837%, due 10/1/41	128,000	126,867
	Union Pacific Corp. 4.163%, due 7/15/22	309,000	326,783
	United Parcel Service, Inc.
	5.50%, due 1/15/18	100,000	115,175
	6.20%, due 1/15/38	300,000	372,311
			2,111,625

	Water 0.1%
	American Water Capital Corp.
	4.30%, due 12/1/42	200,000	183,315
	6.085%, due 10/15/17	100,000	114,913
			298,228

	Total Corporate Bonds (Cost $97,536,661)		103,215,507

	Foreign Government Bonds 2.1%
	Foreign Governments 2.1%
	Export Development Canada 3.125%, due 4/24/14	250,000	254,945
	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	795,375
	6.00%, due 1/17/17	1,350,000	1,520,775
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	136,688
	5.125%, due 4/21/21	200,000	217,500
	Province of Manitoba Canada 1.30%, due 4/3/17	100,000	100,630
	Province of Nova Scotia 2.375%, due 7/21/15	100,000	103,220
	Province of Ontario
	2.95%, due 2/5/15	250,000	259,262
	4.00%, due 10/7/19	225,000	245,353
	4.10%, due 6/16/14	350,000	361,059
	4.95%, due 11/28/16	350,000	393,925
	Province of Quebec 5.125%, due 11/14/16	385,000	434,896
	Republic of Italy 6.875%, due 9/27/23	750,000	850,350
	Republic of Korea 5.75%, due 4/16/14	600,000	619,876
	Republic of Peru 7.35%, due 7/21/25	275,000	349,937
	Republic of Poland 5.25%, due 1/15/14	100,000	101,875
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	353,812
	United Mexican States
	5.125%, due 1/15/20	1,300,000	1,446,900
	5.625%, due 1/15/17	400,000	446,000
	Total Foreign Government Bonds (Cost $8,793,089)		8,992,378

	Mortgage-Backed Securities 2.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.3%
	Banc of America Commercial Mortgage, Inc. Series 2005-4, Class A3 4.891%, due 7/10/45	952,874	952,605
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW15, Class AAB 5.315%, due 2/11/44	992,243	1,001,376
	CD 2007-CD4 Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,102,760
	Commercial Mortgage Trust Series 2006-GG7, Class A4 6.056%, due 7/10/38 (e)	1,000,000	1,106,985
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.622%, due 4/10/38 (a)	1,200,000	1,300,124
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2003-CB7, Class A4 4.879%, due 1/12/38 (a)	225,800	227,322
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,245,000	1,379,414
¤	Morgan Stanley Capital I, Inc.
	Series 2006-HQ8, Class AM 5.646%, due 3/12/44 (e)	1,200,000	1,307,146
	Series 2006-IQ11, Class A4 5.853%, due 10/15/42 (e)	1,257,185	1,368,554
	Total Mortgage-Backed Securities (Cost $7,652,789)		9,746,286

	Municipal Bonds 0.9%
	Arizona 0.3%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,060,400

	Connecticut 0.1%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	530,750

	Kansas 0.3%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,022,590

	Texas 0.2%
	Texas Transportation Commission 5.178%, due 4/1/30	900,000	1,012,194

	Total Municipal Bonds (Cost $3,623,394)		3,625,934

	U.S. Government & Federal Agencies 68.2%
¤	Federal Home Loan Bank 0.6%
	0.80%, due 6/24/16	400,000	398,390
	3.625%, due 10/18/13	2,000,000	2,015,028
			2,413,418

¤	Federal Home Loan Mortgage Corporation 3.1%
	0.875%, due 3/7/18	1,000,000	973,719
	1.125%, due 5/25/18	500,000	488,528
	1.375%, due 5/1/20	2,000,000	1,888,756
	2.375%, due 1/13/22	1,500,000	1,456,363
	3.75%, due 3/27/19	1,100,000	1,208,284
	4.50%, due 1/15/15	2,000,000	2,123,060
	4.75%, due 1/19/16	2,000,000	2,207,552
	5.125%, due 10/18/16	2,430,000	2,763,377
			13,109,639

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 8.0%
	2.417%, due 12/1/41 (a)	912,498	922,002
	2.50%, due 6/1/27 TBA (f)	1,400,000	1,396,937
	3.00%, due 6/1/26 TBA (f)	2,600,000	2,671,500
	3.00%, due 10/1/42 TBA (f)	3,300,000	3,187,594
	3.50%, due 4/1/26	559,536	585,886
	3.50%, due 5/1/26	217,701	227,954
	3.50%, due 4/1/32	798,958	822,327
	3.50%, due 4/1/41	262,764	264,502
	3.50%, due 2/1/42 TBA (f)	2,100,000	2,111,484
	3.50%, due 3/1/42	414,533	417,274
	3.50%, due 4/1/42	613,445	617,501
	4.00%, due 7/1/23	561,886	592,065
	4.00%, due 6/1/24	256,293	270,068
	4.00%, due 4/1/26	250,908	264,982
	4.00%, due 2/1/31	324,457	339,735
	4.00%, due 7/1/39	766,008	794,784
	4.00%, due 12/1/40	1,638,785	1,700,497
	4.00%, due 2/1/41	335,711	348,353
	4.00%, due 5/1/42	773,109	802,165
	4.50%, due 4/1/20	442,269	468,703
	4.50%, due 10/1/24	173,874	184,016
	4.50%, due 5/1/25	280,940	298,134
	4.50%, due 7/1/30	258,591	273,921
	4.50%, due 6/1/34	126,076	133,108
	4.50%, due 6/1/35	146,811	154,876
	4.50%, due 8/1/35	192,606	203,186
	4.50%, due 7/1/39	17,365	18,303
	4.50%, due 8/1/39	342,705	361,232
	4.50%, due 1/1/40	793,527	836,424
	4.50%, due 8/1/40	1,775,594	1,872,724
	4.50%, due 2/1/41	14,080	14,867
	5.00%, due 1/1/25	442,850	477,553
	5.00%, due 8/1/30	267,363	295,640
	5.00%, due 8/1/35	1,503,567	1,613,958
	5.00%, due 6/1/37	1,193,163	1,277,347
	5.00%, due 3/1/40	327,126	352,229
	5.00%, due 2/1/41	509,045	549,322
	5.171%, due 4/1/39 (a)	340,237	364,844
	5.50%, due 2/1/18	86,326	91,276
	5.50%, due 3/1/23	44,600	48,301
	5.50%, due 6/1/23	115,613	125,204
	5.50%, due 11/1/27	162,614	176,122
	5.50%, due 9/1/35	195,158	211,219
	5.50%, due 4/1/37	1,180,605	1,274,590
	5.50%, due 11/1/37	136,878	147,775
	5.50%, due 4/1/38	201,582	218,172
	5.50%, due 8/1/38	200,939	216,986
	6.00%, due 8/1/17	73,526	76,611
	6.00%, due 6/1/21	38,341	41,941
	6.00%, due 9/1/21	59,680	65,285
	6.00%, due 11/1/22	56,425	61,980
	6.00%, due 4/1/36	219,959	240,123
	6.00%, due 8/1/36	86,180	94,081
	6.00%, due 2/1/37	336,573	367,428
	6.00%, due 12/1/39	305,192	332,569
	6.00%, due 5/1/40	768,685	846,989
	6.098%, due 10/1/36 (a)	162,374	175,145
	6.50%, due 6/1/14	776	785
	6.50%, due 4/1/17	2,624	2,784
	6.50%, due 5/1/17	14,197	15,028
	6.50%, due 11/1/25	13,093	14,421
	6.50%, due 5/1/26	2,309	2,387
	6.50%, due 3/1/27	6,552	7,303
	6.50%, due 5/1/31	7,979	9,093
	6.50%, due 8/1/31	4,356	4,965
	6.50%, due 1/1/32	38,181	43,190
	6.50%, due 3/1/32	33,878	38,495
	6.50%, due 4/1/32	18,560	21,089
	6.50%, due 7/1/32	27,554	31,309
	6.50%, due 1/1/34	38,144	40,621
	6.50%, due 1/1/37	133,544	150,342
	6.50%, due 9/1/37	127,886	144,089
	7.00%, due 4/1/26	4,122	4,789
	7.00%, due 7/1/26	439	511
	7.00%, due 12/1/27	5,768	6,719
	7.00%, due 1/1/30	2,607	3,032
	7.00%, due 3/1/31	30,639	35,475
	7.00%, due 10/1/31	9,191	10,641
	7.00%, due 3/1/32	35,966	41,643
	7.00%, due 9/1/33	197,129	226,570
	7.00%, due 11/1/36	48,522	55,399
	7.00%, due 12/1/37	128,887	147,215
	7.50%, due 1/1/16	1,259	1,316
	7.50%, due 1/1/26	1,099	1,290
	7.50%, due 2/1/32	24,508	29,242
	8.00%, due 7/1/26	1,851	1,996
			33,991,533

¤	Federal National Mortgage Association 1.7%
	0.625%, due 8/26/16	1,000,000	997,029
	0.875%, due 5/21/18	1,500,000	1,455,619
	1.00%, due 12/28/17	650,000	635,974
	1.00%, due 2/15/18	1,000,000	973,765
	5.375%, due 6/12/17	2,100,000	2,430,706
	6.21%, due 8/6/38	475,000	616,658
			7,109,751

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.3%
	2.292%, due 12/1/41 (a)	1,573,505	1,606,421
	2.50%, due 10/1/27 TBA (f)	4,400,000	4,396,563
	3.00%, due 12/1/26 TBA (f)	1,500,000	1,543,301
	3.00%, due 11/1/42 TBA (f)	6,700,000	6,493,766
	3.46%, due 8/1/40 (a)	312,566	328,510
	3.50%, due 11/1/25	1,726,252	1,810,744
	3.50%, due 5/1/31	496,269	506,122
	3.50%, due 12/1/40	662,691	668,742
	3.50%, due 1/1/41	378,133	381,586
	3.50%, due 2/1/41	362,525	365,836
	3.50%, due 12/1/41	954,391	963,107
	3.50%, due 3/1/42	713,018	719,529
	3.50%, due 3/1/42 TBA (f)	3,400,000	3,427,625
	4.00%, due 3/1/22	175,813	187,791
	4.00%, due 2/1/25	651,908	689,755
	4.00%, due 3/1/25	805,151	851,894
	4.00%, due 6/1/30	116,935	121,792
	4.00%, due 1/1/31	269,939	280,865
	4.00%, due 6/1/39	852,192	885,293
	4.00%, due 12/1/39	778,152	809,889
	4.00%, due 7/1/40	504,667	524,636
	4.00%, due 9/1/40	2,700,246	2,806,922
	4.00%, due 10/1/40 TBA (f)	800,000	828,875
	4.00%, due 3/1/41	997,845	1,041,943
	4.50%, due 5/1/19	10,349	11,027
	4.50%, due 11/1/22	11,088	11,805
	4.50%, due 2/1/23	55,300	58,902
	4.50%, due 3/1/23	37,854	40,242
	4.50%, due 6/1/23	380,735	405,398
	4.50%, due 4/1/24	247,302	266,805
	4.50%, due 3/1/30	321,033	342,378
	4.50%, due 6/1/39 TBA (f)	3,500,000	3,708,359
	4.50%, due 3/1/40	1,859,940	1,988,109
	4.50%, due 4/1/41	408,481	428,536
	4.50%, due 5/1/41	925,210	983,134
	4.50%, due 7/1/41	1,524,024	1,617,198
	5.00%, due 3/1/21	10,392	11,058
	5.00%, due 6/1/22	103,861	111,622
	5.00%, due 4/1/23	96,706	103,941
	5.00%, due 7/1/23	90,630	97,426
	5.00%, due 8/1/23	143,310	152,501
	5.00%, due 1/1/24	140,974	151,522
	5.00%, due 11/1/29	238,814	259,020
	5.00%, due 7/1/30	180,833	196,527
	5.00%, due 7/1/35	369,811	398,959
	5.00%, due 11/1/35	242,649	261,506
	5.00%, due 2/1/36	576,843	621,798
	5.00%, due 7/1/36	333,795	360,119
	5.00%, due 7/1/37	1,034,844	1,116,550
	5.00%, due 8/1/38	478,112	516,411
	5.00%, due 1/1/39	279,208	306,814
	5.00%, due 7/1/39	471,044	507,399
	5.00%, due 9/1/40	181,283	196,161
	5.50%, due 8/1/17	11,010	11,663
	5.50%, due 7/1/22	199,205	216,593
	5.50%, due 11/1/23	40,336	43,861
	5.50%, due 4/1/30	235,573	258,982
	5.50%, due 9/1/33	205,620	225,333
	5.50%, due 12/1/34	419,445	458,243
	5.50%, due 5/1/35	175,571	191,266
	5.50%, due 6/1/35	65,775	71,655
	5.50%, due 8/1/35	58,988	64,261
	5.50%, due 4/1/36	142,958	155,614
	5.50%, due 11/1/36	102,891	112,084
	5.50%, due 3/1/37	598,546	651,497
	5.50%, due 4/1/37	77,710	84,584
	5.50%, due 8/1/37	841,382	920,830
	5.50%, due 3/1/38	989,075	1,076,537
	5.50%, due 12/1/38	253,724	276,406
	5.50%, due 2/1/39	137,288	149,561
	5.50%, due 7/1/40	231,110	255,431
	6.00%, due 6/1/16	7,719	8,026
	6.00%, due 7/1/16	5,742	5,989
	6.00%, due 9/1/16	3,840	4,013
	6.00%, due 9/1/17	4,784	4,951
	6.00%, due 7/1/36	217,388	238,060
	6.00%, due 12/1/36	70,987	77,737
	6.00%, due 4/1/37	191,752	209,986
	6.00%, due 7/1/37	441,607	482,734
	6.00%, due 8/1/37	117,793	128,764
	6.00%, due 12/1/37	230,865	252,365
	6.00%, due 2/1/38	416,568	455,363
	6.00%, due 1/1/39	738,708	807,631
	6.50%, due 6/1/15	1,035	1,051
	6.50%, due 7/1/32	4,788	5,142
	6.50%, due 8/1/32	83,238	94,270
	6.50%, due 8/1/35	93,339	103,587
	6.50%, due 9/1/35	2,371	2,570
	6.50%, due 7/1/36	201,128	223,403
	6.50%, due 8/1/36	45,650	50,699
	6.50%, due 9/1/36	101,832	113,175
	6.50%, due 10/1/36	83,232	93,435
	6.50%, due 11/1/36	63,613	71,087
	6.50%, due 8/1/37	5,446	6,106
	6.50%, due 10/1/37	3,357	3,731
	6.50%, due 11/1/37	42,202	46,925
	6.50%, due 12/1/37	64,470	71,654
	6.50%, due 2/1/38	205,919	231,896
	7.00%, due 9/1/37	56,099	60,688
	7.00%, due 10/1/37	3,854	4,314
	7.00%, due 11/1/37	170,329	198,376
	7.50%, due 7/1/30	9,482	10,454
	7.50%, due 7/1/31	35,681	40,953
	7.50%, due 8/1/31	454	473
	8.00%, due 1/1/25	161	166
	8.00%, due 6/1/25	140	166
	8.00%, due 9/1/25	802	926
	8.00%, due 9/1/26	4,406	5,248
	8.00%, due 10/1/26	674	700
	8.00%, due 11/1/26	902	1,036
	8.00%, due 4/1/27	1,415	1,652
	8.00%, due 6/1/27	1,050	1,053
	8.00%, due 12/1/27	4,051	4,096
	8.00%, due 1/1/28	28,045	32,325
			56,854,111

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.3%
	3.00%, due 11/1/42 TBA (f)	1,000,000	978,594
	3.00%, due 12/1/42 TBA (f)	3,500,000	3,423,985
	3.50%, due 12/1/41 TBA (f)	1,700,000	1,730,812
	3.50%, due 4/15/42	357,835	365,003
	3.50%, due 5/1/42 TBA (f)	4,100,000	4,171,750
	4.00%, due 9/15/25	368,393	391,286
	4.00%, due 12/15/41	1,262,764	1,319,863
	4.00%, due 1/20/42	3,002,885	3,142,846
	4.50%, due 11/15/24	292,567	312,612
	4.50%, due 4/15/39	1,196,389	1,273,061
	4.50%, due 5/20/39	1,909,492	2,044,180
	4.50%, due 10/20/39	282,985	302,385
	4.50%, due 6/20/40	304,134	324,818
	4.50%, due 7/15/40	260,841	278,683
	4.50%, due 9/15/40	994,321	1,068,426
	4.50%, due 10/20/40	295,159	315,500
	4.50%, due 7/20/41	485,573	517,827
	4.50%, due 9/20/41	318,032	339,425
	5.00%, due 4/20/33	94,421	102,777
	5.00%, due 8/15/33	46,113	50,340
	5.00%, due 2/15/36	349,112	377,348
	5.00%, due 6/20/36	7,902	8,585
	5.00%, due 5/15/39	319,668	344,848
	5.00%, due 8/15/39	608,429	664,727
	5.00%, due 9/15/39	554,942	600,784
	5.00%, due 5/15/40	120,506	131,353
	5.00%, due 9/20/40	2,203,274	2,401,426
	5.50%, due 3/15/33	573,737	629,014
	5.50%, due 7/15/34	217,775	237,932
	5.50%, due 7/20/34	92,241	101,653
	5.50%, due 9/15/35	207,215	226,793
	5.50%, due 12/20/35	193,783	212,769
	5.50%, due 1/20/39	396,253	432,859
	6.00%, due 3/20/29	26,363	29,073
	6.00%, due 1/15/32	43,675	48,093
	6.00%, due 12/15/32	17,489	19,482
	6.00%, due 3/20/33	136,000	156,120
	6.00%, due 2/15/34	147,472	163,677
	6.00%, due 1/20/35	71,814	80,846
	6.00%, due 6/15/35	48,249	53,690
	6.00%, due 9/15/35	161,646	180,161
	6.00%, due 9/20/40	516,865	570,004
	6.50%, due 3/20/31	17,219	20,295
	6.50%, due 1/15/32	24,043	27,792
	6.50%, due 6/15/35	1,517	1,707
	6.50%, due 1/15/36	149,163	161,524
	6.50%, due 9/15/36	52,753	59,609
	6.50%, due 9/15/37	88,892	100,753
	6.50%, due 10/15/37	76,300	86,915
	6.50%, due 11/15/38	308,556	348,130
	7.00%, due 2/15/26	557	559
	7.00%, due 6/15/29	542	558
	7.00%, due 12/15/29	3,329	3,935
	7.00%, due 5/15/31	2,287	2,670
	7.00%, due 8/15/31	5,641	6,584
	7.00%, due 8/20/31	26,214	31,167
	7.00%, due 8/15/32	37,220	41,767
	7.50%, due 3/15/26	1,666	1,673
	7.50%, due 10/15/26	1,705	1,794
	7.50%, due 11/15/26	1,214	1,273
	7.50%, due 1/15/30	14,408	15,578
	7.50%, due 10/15/30	6,975	7,978
	7.50%, due 3/15/32	20,661	25,646
	8.00%, due 6/15/26	167	193
	8.00%, due 10/15/26	242	277
	8.00%, due 11/15/26	1,495	1,517
	8.00%, due 5/15/27	117	121
	8.00%, due 7/15/27	641	738
	8.00%, due 9/15/27	348	401
	8.00%, due 11/15/30	19,205	22,494
	8.50%, due 7/15/26	1,003	1,172
	8.50%, due 11/15/26	5,662	5,824
			31,106,054

¤	United States Treasury Bonds 3.5%
	2.75%, due 11/15/42	1,270,000	1,064,816
	2.875%, due 5/15/43	1,900,000	1,635,188
	3.75%, due 8/15/41	2,540,000	2,613,817
	4.25%, due 11/15/40	5,000,000	5,607,810
	4.75%, due 2/15/41	1,755,000	2,128,211
	5.25%, due 11/15/28	1,500,000	1,875,468
			14,925,310

¤	United States Treasury Notes 30.7%
	0.25%, due 8/31/14	1,000,000	1,001,016
	0.25%, due 8/15/15	8,200,000	8,186,544
	0.25%, due 9/15/15	10,000,000	9,978,120
	0.25%, due 10/15/15	2,750,000	2,742,482
	0.375%, due 11/15/15	5,300,000	5,297,101
	0.375%, due 1/15/16	16,600,000	16,572,759
	0.375%, due 3/15/16	4,600,000	4,585,984
	0.50%, due 6/15/16	3,200,000	3,193,750
	0.625%, due 7/15/16	12,200,000	12,210,480
	0.75%, due 6/30/17	6,750,000	6,683,553
	0.75%, due 12/31/17	14,475,000	14,193,418
	0.75%, due 2/28/18	3,900,000	3,812,250
	1.00%, due 9/30/19	7,200,000	6,873,754
	1.125%, due 12/31/19	1,000,000	955,781
	1.375%, due 6/30/18	1,000,000	1,000,234
	1.375%, due 9/30/18	2,950,000	2,938,938
	1.75%, due 5/15/23	7,235,000	6,710,462
	1.875%, due 9/30/17	3,000,000	3,093,516
	1.875%, due 6/30/20	4,000,000	3,969,064
	2.00%, due 2/15/23	5,345,000	5,095,287
	2.25%, due 7/31/18	2,000,000	2,082,968
	2.625%, due 11/15/20	3,236,000	3,360,890
	3.375%, due 11/15/19	5,855,000	6,421,746
			130,960,097

	Total U.S. Government & Federal Agencies (Cost $289,161,453)		290,469,913

	Yankee Bonds 0.8% (g)
	Banks 0.0%‡
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	54,063

	Mining 0.0%‡
	Xstrata Canada Corp. 5.50%, due 6/15/17	50,000	53,877

	Multi-National 0.2%
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	790,382

	Oil & Gas 0.3%
	Canadian Natural Resources, Ltd.
	5.85%, due 2/1/35	155,000	168,476
	6.50%, due 2/15/37	75,000	87,864
	Encana Corp. 6.50%, due 8/15/34	85,000	95,917
	Petro-Canada 6.05%, due 5/15/18	325,000	380,294
	Statoil ASA 7.75%, due 6/15/23	125,000	164,759
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	117,541
	6.50%, due 6/15/38	100,000	118,095
	Talisman Energy, Inc.
	5.125%, due 5/15/15	50,000	53,268
	6.25%, due 2/1/38	55,000	59,464
			1,245,678

	Oil & Gas Services 0.0%‡
	Weatherford International, Ltd. 4.95%, due 10/15/13	100,000	100,754

	Pipelines 0.2%
	TransCanada PipeLines, Ltd.
	4.875%, due 1/15/15	380,000	401,916
	5.85%, due 3/15/36	150,000	170,792
			572,708

	Regional (State & Province) 0.1%
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	392,026

	Transportation 0.0%‡
	Canadian National Railway Co. 6.20%, due 6/1/36	100,000	122,701

	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	108,400
	Total Yankee Bonds (Cost $2,969,979)		3,440,589

	Total Long-Term Bonds (Cost $412,073,375)		421,712,885

	Short-Term Investments 9.5%
	Federal Agency 1.2%
	Farmer Mac Discount Notes 0.061%, due 8/8/13 (h)	5,000,000	4,999,941
	Total Federal Agency (Cost $4,999,941)		4,999,941

	Financial Company Commercial Paper 1.9%
	Bank of Nova Scotia 0.03%, due 8/6/13 (h)	3,000,000	2,999,988
	Nationwide Life Insurance Co. 0.172%, due 8/12/13 (b)(h)	5,000,000	4,999,740
	Total Financial Company Commercial Paper (Cost $7,999,728)		7,999,728

	Other Commercial Paper 5.0%
	E.I. du Pont de Nemours & Co. 0.061%, due 8/14/13 (b)(h)	3,000,000	2,999,935
	Emerson Electric Co. 0.061%, due 8/8/13 (b)(h)	3,000,000	2,999,965
	Motiva Enterprises LLC 0.122%, due 8/5/13 (h)	3,000,000	2,999,960
	New Jersey Natural Gas Co.
	0.071%, due 8/7/13 (h)	3,000,000	2,999,965
	0.081%, due 8/6/13 (h)	1,300,000	1,299,986
	NSTAR Electric Co. 0.132%, due 8/7/13 (h)	2,000,000	1,999,957
	Precision Castparts Corp. 0.101%, due 8/12/13 (b)(h)	3,000,000	2,999,908
	Roche Holdings, Inc. 0.071%, due 8/9/13 (b)(h)	3,000,000	2,999,953
	Total Other Commercial Paper (Cost $21,299,629)		21,299,629

	Repurchase Agreement 1.4%
	TD Securities LLC 0.05%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $5,972,008 (Collateralized by a United States Treasury Note with a rate of 0.625% and maturity date of 9/30/17, with a Principal Amount of $6,202,100 and a Market Value of $6,091,475)	5,972,000	5,972,000

	Total Repurchase Agreement (Cost $5,972,000)		5,972,000

	Total Short-Term Investments (Cost $40,271,298)		40,271,298

	Total Investments (Cost $452,344,673) (i)	108.5%	461,984,183
	Other Assets, Less Liabilities	(8.5)	(36,077,238)
	Net Assets	100.0%	$425,906,945

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Subprime mortgage investment and other asset-backed securities. The total market value of these securities as of July 31, 2013 is $604,684, which represents 0.1% of the Fund's net assets.
(d)	Step coupon - Rate shown is the rate in effect as of July 31, 2013.
(e)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2013, is $40,071,145, which represents 9.4% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(g)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(h)	Interest rate presented is yield to maturity.
(i)	As of July 31, 2013, cost is $452,352,378 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,387,541
Gross unrealized depreciation	(3,755,736)
Net unrealized appreciation	$9,631,805

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,222,278	$—	$2,222,278
Corporate Bonds	—	103,215,507	—	103,215,507
Foreign Government Bonds	—	8,992,378	—	8,992,378
Mortgage-Backed Securities	—	9,746,286	—	9,746,286
Municipal Bonds	—	3,625,934	—	3,625,934
U.S. Government & Federal Agencies	—	290,469,913	—	290,469,913
Yankee Bonds	—	3,440,589	—	3,440,589
Total Long-Term Bonds	—	421,712,885	$—	421,712,885
Short-Term Investments
Federal Agency	—	4,999,941	—	4,999,941
Financial Company Commercial Paper	—	7,999,728	—	7,999,728
Other Commercial Paper	—	21,299,629	—	21,299,629
Repurchase Agreement	—	5,972,000	—	5,972,000
Total Short-Term Investments	—	40,271,298	—	40,271,298
Total Investments in Securities	$—	$461,984,183	$—	$461,984,183

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Intermediate Term Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 96.9%†
	Asset-Backed Security 0.1%
	Utilities 0.1%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	$675,000	$781,605

	Total Asset-Backed Security (Cost $674,801)		781,605

	Convertible Bond 0.1%
	Holding Company - Diversified 0.1%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	1,200,000	1,200,840

	Total Convertible Bond (Cost $1,208,553)		1,200,840

	Corporate Bonds 59.8%
	Advertising 0.2%
	Lamar Media Corp.
	7.875%, due 4/15/18	170,000	183,175
	9.75%, due 4/1/14	1,175,000	1,233,750
			1,416,925
	Aerospace & Defense 0.1%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	589,000	632,439

	Agriculture 1.6%
	Altria Group, Inc. 9.25%, due 8/6/19	470,000	625,962
	Bunge, Ltd. Finance Corp.
	4.10%, due 3/15/16	2,200,000	2,324,676
	5.10%, due 7/15/15	2,000,000	2,142,286
	Cargill, Inc.
	4.307%, due 5/14/21 (b)	3,000,000	3,137,760
	6.00%, due 11/27/17 (b)	1,050,000	1,217,377
	7.35%, due 3/6/19 (b)	540,000	665,868
	Lorillard Tobacco Co. 8.125%, due 6/23/19	720,000	878,873
	Philip Morris International, Inc. 4.375%, due 11/15/41	3,175,000	2,988,323
			13,981,125
	Apparel 0.2%
	VF Corp. 3.50%, due 9/1/21	1,360,000	1,359,663

	Auto Manufacturers 0.6%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,583,237
	9.215%, due 9/15/21	2,355,000	2,984,188
			5,567,425
	Auto Parts & Equipment 0.3%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (b)	600,000	610,046
	Schaeffler Finance B.V.
	7.75%, due 2/15/17 (b)	885,000	987,881
	8.50%, due 2/15/19 (b)	625,000	700,000
			2,297,927
	Banks 7.9%
¤	AgriBank FCB 9.125%, due 7/15/19	5,795,000	7,533,732
	Ally Financial, Inc.
	4.625%, due 6/26/15	527,000	544,204
	5.50%, due 2/15/17	722,000	763,316
	6.25%, due 12/1/17	53,000	57,421
	7.50%, due 9/15/20	295,000	342,569
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (b)	5,920,000	5,498,200
	Bank of America Corp.
	3.30%, due 1/11/23	680,000	640,161
	5.70%, due 1/24/22	415,000	466,102
	5.75%, due 8/15/16	1,400,000	1,533,350
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (b)	3,750,000	3,984,375
	CIT Group, Inc. 6.625%, due 4/1/18 (b)	5,585,000	6,171,425
¤	Citigroup, Inc.
	5.00%, due 9/15/14	1,250,000	1,299,297
	5.875%, due 1/30/42	2,020,000	2,255,508
	6.125%, due 8/25/36	4,579,000	4,629,831
	8.50%, due 5/22/19	466,500	595,172
	Discover Bank
	7.00%, due 4/15/20	3,550,000	4,187,314
	8.70%, due 11/18/19	474,000	606,680
	Fifth Third Bancorp 5.45%, due 1/15/17	1,477,000	1,633,014
	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	2,850,000	2,728,818
	5.95%, due 1/18/18	1,000,000	1,128,705
	JPMorgan Chase & Co.
	5.125%, due 9/15/14	2,140,000	2,237,057
	5.15%, due 10/1/15	1,000,000	1,082,028
	7.90%, due 12/31/49 (a)	3,750,000	4,171,875
¤	Morgan Stanley
	3.75%, due 2/25/23	2,830,000	2,721,212
	4.75%, due 4/1/14	3,135,000	3,203,058
	4.875%, due 11/1/22	3,820,000	3,828,660
	5.625%, due 9/23/19	285,000	315,483
	6.00%, due 4/28/15	300,000	322,653
	Regions Bank
	6.45%, due 6/26/37	1,985,000	2,082,446
	7.50%, due 5/15/18	1,985,000	2,344,622
			68,908,288
	Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	2,000,000	2,534,682
	Constellation Brands, Inc.
	7.25%, due 9/1/16	1,723,000	1,959,912
	8.375%, due 12/15/14	1,061,000	1,145,880
			5,640,474
	Building Materials 0.1%
	Texas Industries, Inc. 9.25%, due 8/15/20	400,000	435,500
	USG Corp. 6.30%, due 11/15/16	630,000	652,050
			1,087,550
	Chemicals 0.7%
	CF Industries, Inc. 3.45%, due 6/1/23	4,130,000	3,916,686
	Dow Chemical Co. (The) 8.55%, due 5/15/19	1,015,000	1,306,035
	NOVA Chemicals Corp. 8.625%, due 11/1/19	492,000	543,660
	Rockwood Specialties Group, Inc. 4.625%, due 10/15/20	585,000	593,775
			6,360,156
	Coal 0.2%
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	515,000	521,438
	8.00%, due 4/1/17	805,000	858,331
	Peabody Energy Corp. 7.375%, due 11/1/16	441,000	491,715
			1,871,484
	Commercial Services 1.6%
	Hertz Corp. (The)
	6.75%, due 4/15/19	2,895,000	3,119,362
	7.375%, due 1/15/21	1,655,000	1,820,500
	Iron Mountain, Inc. 5.75%, due 8/15/24	4,975,000	4,701,375
	PHH Corp. 9.25%, due 3/1/16	360,000	406,800
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 8/1/49 (b)(c)(d)(e)	15,000	221
	United Rentals North America, Inc. 7.625%, due 4/15/22	3,750,000	4,181,250
			14,229,508
	Computers 0.9%
	Hewlett-Packard Co. 2.65%, due 6/1/16	3,435,000	3,520,143
	iGATE Corp. 9.00%, due 5/1/16	310,000	334,413
	NCR Corp. 5.00%, due 7/15/22	4,150,000	4,015,125
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	10,000	10,075
			7,879,756
	Diversified Financial Services 0.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,284,256
	General Electric Capital Corp. 5.40%, due 2/15/17	2,985,000	3,338,621
			6,622,877
	Electric 3.4%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (b)	185,000	210,438
	AES Corp. (The) 7.75%, due 10/15/15	349,000	387,390
	Calpine Corp. 7.25%, due 10/15/17 (b)	139,000	145,255
	CMS Energy Corp. 6.25%, due 2/1/20	2,015,000	2,341,361
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (b)	3,000,000	3,378,825
	GenOn REMA LLC Series C 9.681%, due 7/2/26	1,000	1,050
	IPALCO Enterprises, Inc.
	5.00%, due 5/1/18	1,000,000	1,040,000
	7.25%, due 4/1/16 (b)	4,225,000	4,658,062
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,878,715
	PPL Energy Supply LLC 4.60%, due 12/15/21	5,665,000	5,785,704
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (b)	950,000	999,266
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	722,990
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,596,637
	SP PowerAssets, Ltd. 5.00%, due 10/22/13 (b)	305,000	307,416
			29,453,109
	Engineering & Construction 0.4%
	MasTec, Inc. 4.875%, due 3/15/23	3,605,000	3,388,700

	Entertainment 0.2%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	675,000	717,188
	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (b)	1,187,000	1,289,082
			2,006,270
	Finance - Auto Loans 0.6%
	Ford Motor Credit Co. LLC
	8.125%, due 1/15/20	2,580,000	3,172,113
	12.00%, due 5/15/15	1,000,000	1,176,660
	General Motors Financial Co., Inc. 3.25%, due 5/15/18 (b)	670,000	654,925
			5,003,698
	Finance - Consumer Loans 0.5%
	SLM Corp. 6.00%, due 1/25/17	3,935,000	4,180,937

	Finance - Credit Card 0.8%
	Capital One Bank USA NA 3.375%, due 2/15/23	6,046,000	5,710,731
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,457,596
			7,168,327
	Finance - Investment Banker/Broker 0.6%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	275,000	329,606
	Jefferies Group LLC
	5.125%, due 1/20/23	1,190,000	1,204,358
	6.45%, due 6/8/27	1,960,000	2,024,790
	8.50%, due 7/15/19	800,000	983,216
	Merrill Lynch & Co., Inc. Series C 5.00%, due 2/3/14	800,000	816,902
			5,358,872
	Finance - Leasing Companies 1.0%
	International Lease Finance Corp.
	5.625%, due 9/20/13	1,010,000	1,012,525
	5.75%, due 5/15/16	2,070,000	2,181,264
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)	6,175,000	5,714,234
			8,908,023
	Finance - Mortgage Loan/Banker 1.1%
¤	Countrywide Financial Corp. 6.25%, due 5/15/16	8,615,000	9,465,240
	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 8.00%, due 1/15/18	2,990,000	3,158,187
	Food 1.4%
	Flowers Foods, Inc. 4.375%, due 4/1/22	5,335,000	5,178,114
	Mondelez International, Inc.
	6.125%, due 2/1/18	5,020,000	5,843,506
	7.00%, due 8/11/37	1,260,000	1,566,036
			12,587,656
	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31	50,000	69,442
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (b)	365,000	364,088
			433,530
	Health Care - Services 2.8%
	Centene Corp. 5.75%, due 6/1/17	785,000	829,156
	CHS / Community Health Systems, Inc. 7.125%, due 7/15/20	3,750,000	3,839,062
	CIGNA Corp. 4.375%, due 12/15/20	875,000	930,507
	Coventry Health Care, Inc. 5.95%, due 3/15/17	1,635,000	1,857,573
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22	3,950,000	4,004,312
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (b)	2,690,000	2,848,037
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (b)	825,000	870,375
	6.50%, due 9/15/18 (b)	65,000	71,663
	6.875%, due 7/15/17	1,250,000	1,381,250
	HCA, Inc.
	7.25%, due 9/15/20	83,000	90,781
	7.875%, due 2/15/20	19,000	20,627
	8.00%, due 10/1/18	75,000	86,438
	8.50%, due 4/15/19	888,000	961,260
	9.00%, due 12/15/14	220,000	238,150
	Health Care Service Corp. 4.70%, due 1/15/21 (b)	1,500,000	1,578,512
	Roche Holdings, Inc. 6.00%, due 3/1/19 (b)	1,775,000	2,111,361
	WellPoint, Inc.
	5.25%, due 1/15/16	1,895,000	2,081,464
	5.875%, due 6/15/17	1,000,000	1,139,622
			24,940,150
	Home Builders 1.7%
¤	KB Home 7.25%, due 6/15/18	8,250,000	9,013,125
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,222,039
			15,235,164
	Household Products & Wares 0.7%
	Spectrum Brands, Inc. 9.50%, due 6/15/18	1,374,000	1,514,835
	Tupperware Brands Corp. 4.75%, due 6/1/21	4,785,000	4,878,432
			6,393,267
	Insurance 3.0%
	American International Group, Inc. 4.875%, due 9/15/16	2,750,000	3,029,667
	Genworth Financial, Inc.
	7.20%, due 2/15/21	480,000	557,027
	8.625%, due 12/15/16	4,300,000	5,147,539
	Hartford Financial Services Group, Inc. 6.10%, due 10/1/41	4,495,000	5,196,112
	Liberty Mutual Group, Inc. 6.50%, due 5/1/42 (b)	3,675,000	4,096,317
	Markel Corp. 3.625%, due 3/30/23	1,640,000	1,572,850
	St. Paul Travelers Cos., Inc. (The) 6.25%, due 6/20/16	1,200,000	1,376,040
	Unum Group 7.125%, due 9/30/16	750,000	865,466
	XL Group PLC Series E 6.50%, due 12/29/49 (a)	4,475,000	4,396,687
			26,237,705
	Iron & Steel 1.5%
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21	6,430,000	5,889,455
	United States Steel Corp. 7.50%, due 3/15/22	3,600,000	3,645,000
	Vale S.A. 5.625%, due 9/11/42	3,970,000	3,410,675
			12,945,130
	Lodging 1.9%
	Caesars Entertainment Operating Co., Inc.
	9.00%, due 2/15/20 (b)	1,530,000	1,430,550
	9.00%, due 2/15/20	1,530,000	1,539,699
	Caesars Operating Escrow LLC / Caesars Escrow Corp. 9.00%, due 2/15/20 (b)	5,925,000	5,569,312
	Marriott International, Inc. 3.00%, due 3/1/19	2,850,000	2,886,317
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18	856,000	1,012,853
	7.375%, due 11/15/15	332,000	375,114
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18	1,735,000	1,717,109
	4.25%, due 3/1/22	2,370,000	2,337,569
			16,868,523
	Media 2.2%
	Clear Channel Worldwide Holdings, Inc. Series B 7.625%, due 3/15/20	3,950,000	4,167,250
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.50%, due 3/1/16	5,000,000	5,245,460
	DISH DBS Corp.
	4.625%, due 7/15/17	600,000	607,500
	7.125%, due 2/1/16	955,000	1,045,725
	NBC Universal Media LLC 5.15%, due 4/30/20	2,900,000	3,309,242
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20 (b)	900,000	884,250
	7.75%, due 10/15/18	655,000	712,312
	Time Warner, Inc. 7.70%, due 5/1/32	1,980,000	2,572,192
	Videotron, Ltd.
	5.00%, due 7/15/22	165,000	163,350
	6.375%, due 12/15/15	542,000	549,453
	9.125%, due 4/15/18	127,000	133,350
			19,390,084
	Mining 1.4%
	Anglo American Capital PLC 9.375%, due 4/8/19 (b)	4,880,000	6,153,826
	New Gold, Inc. 7.00%, due 4/15/20 (b)	1,375,000	1,399,063
	Rio Tinto Finance USA, Ltd. 3.75%, due 9/20/21	845,000	844,779
	Vedanta Resources PLC 7.125%, due 5/31/23 (b)	4,270,000	4,163,250
			12,560,918
	Miscellaneous - Manufacturing 0.6%
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (b)	265,000	309,470
	SPX Corp. 7.625%, due 12/15/14	1,100,000	1,174,250
	Tyco Electronics Group S.A. 6.55%, due 10/1/17	2,945,000	3,405,542
			4,889,262
	Oil & Gas 5.6%
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 9.375%, due 5/1/19	1,095,000	1,196,287
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	192,000	209,280
	6.625%, due 8/15/20	3,325,000	3,607,625
	9.50%, due 2/15/15	1,060,000	1,173,950
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (b)	5,490,000	5,601,612
	Concho Resources, Inc.
	5.50%, due 4/1/23	4,150,000	4,139,625
	7.00%, due 1/15/21	345,000	379,500
	ENI S.p.A. 4.15%, due 10/1/20 (b)	2,900,000	2,973,321
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (b)	3,800,000	3,705,000
	Marathon Petroleum Corp. 6.50%, due 3/1/41	3,480,000	3,953,579
	PetroHawk Energy Corp.
	6.25%, due 6/1/19	3,400,000	3,740,000
	7.25%, due 8/15/18	2,000,000	2,190,000
	Plains Exploration & Production Co.
	6.75%, due 2/1/22	3,565,000	3,816,864
	7.625%, due 4/1/20	500,000	553,429
	Rosneft Finance S.A. 7.25%, due 2/2/20 (b)	2,770,000	3,164,725
	Samson Investment Co. 10.00%, due 2/15/20 (b)	3,245,000	3,439,700
	SM Energy Co. 5.00%, due 1/15/24 (b)	4,000,000	3,900,000
	Whiting Petroleum Corp. 7.00%, due 2/1/14	855,000	872,100
	WPX Energy, Inc. 5.25%, due 1/15/17	715,000	756,112
			49,372,709
	Packaging & Containers 0.0%‡
	Greif, Inc. 6.75%, due 2/1/17	320,000	353,600

	Pharmaceuticals 1.0%
	Actavis, Inc. 1.875%, due 10/1/17	3,540,000	3,488,790
	Cardinal Health, Inc. 4.625%, due 12/15/20	1,000,000	1,069,510
	Mylan, Inc. 7.875%, due 7/15/20 (b)	575,000	659,465
	Valeant Pharmaceuticals International
	6.75%, due 10/1/17 (b)	483,000	509,565
	6.875%, due 12/1/18 (b)	325,000	342,063
	7.00%, due 10/1/20 (b)	17,000	18,020
	Zoetis, Inc. 4.70%, due 2/1/43 (b)	2,745,000	2,612,647
			8,700,060
	Pipelines 3.3%
	Boardwalk Pipelines, L.P. 5.875%, due 11/15/16	2,445,000	2,722,994
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	628,000	706,500
¤	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	5,000,000	5,347,825
	6.05%, due 6/1/41	1,310,000	1,366,933
	9.70%, due 3/15/19	2,000,000	2,599,192
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	4,185,000	4,711,201
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (b)	3,720,000	4,037,242
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.75%, due 11/1/20	738,000	795,195
	ONEOK, Inc.
	4.25%, due 2/1/22	3,590,000	3,371,624
	6.00%, due 6/15/35	1,425,000	1,352,684
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19	600,000	731,155
	Plains All American Pipeline, L.P. / PAA Finance Corp. 5.75%, due 1/15/20	1,117,000	1,278,633
			29,021,178
	Real Estate Investment Trusts 1.7%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,408,092
	Health Care REIT, Inc. 5.25%, due 1/15/22	3,000,000	3,267,927
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	75,000	78,123
	5.875%, due 6/15/19	35,000	37,683
	Series Q 6.75%, due 6/1/16	592,000	600,431
	ProLogis, L.P. 7.375%, due 10/30/19	2,000,000	2,431,766
	Ventas Realty, L.P. / Ventas Capital Corp. 4.00%, due 4/30/19	4,290,000	4,496,366
	Weyerhaeuser Co. 7.375%, due 10/1/19	131,000	158,148
			14,478,536
	Retail 1.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	532,000	555,940
	CVS Caremark Corp. 5.789%, due 1/10/26 (b)(d)	81,276	88,349
	L Brands, Inc. 8.50%, due 6/15/19	127,000	150,495
	Macy's Retail Holdings, Inc. 6.90%, due 4/1/29	1,988,000	2,301,422
	Nordstrom, Inc. 7.00%, due 1/15/38	2,005,000	2,589,141
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	3,955,000	4,105,927
	Radio Systems Corp. 8.375%, due 11/1/19 (b)	875,000	949,375
			10,740,649
	Savings & Loans 0.2%
	Amsouth Bank 5.20%, due 4/1/15	1,435,000	1,506,033

	Semiconductors 0.4%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (b)	3,860,000	3,724,900

	Telecommunications 3.1%
	American Tower Corp. 4.50%, due 1/15/18	2,750,000	2,923,789
	Cellco Partnership / Verizon Wireless Capital LLC 8.50%, due 11/15/18	1,500,000	1,947,388
	Corning, Inc. 6.625%, due 5/15/19	500,000	605,167
	Crown Castle International Corp.
	5.25%, due 1/15/23	126,000	121,275
	7.125%, due 11/1/19	243,000	261,833
	Crown Castle Towers LLC 5.495%, due 1/15/37 (b)	3,578,000	3,907,655
	GCI, Inc. 8.625%, due 11/15/19	821,000	851,788
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	1,051,000	1,116,687
	Inmarsat Finance PLC 7.375%, due 12/1/17 (b)	1,111,000	1,169,327
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20	1,000,000	1,050,000
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (b)	730,000	773,800
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	696,000	753,420
	SBA Tower Trust 2.933%, due 12/15/42 (b)	3,225,000	3,259,156
	Sprint Capital Corp.
	6.875%, due 11/15/28	515,000	473,800
	8.75%, due 3/15/32	500,000	527,500
	Sprint Communications, Inc. 9.125%, due 3/1/17	250,000	288,125
	Telefonica Emisiones SAU
	4.57%, due 4/27/23	3,510,000	3,393,749
	5.462%, due 2/16/21	785,000	818,346
	tw telecom holdings, Inc. 8.00%, due 3/1/18	960,000	1,021,200
	Virgin Media Finance PLC 8.375%, due 10/15/19	312,000	339,300
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,181,900
			26,785,205
	Textiles 0.7%
	Cintas Corp. No 2 2.85%, due 6/1/16	5,480,000	5,721,471

	Transportation 0.1%
	Florida East Coast Railway Corp. 8.125%, due 2/1/17	725,000	768,500

	Trucking & Leasing 0.5%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (b)	4,398,000	4,571,611

	Total Corporate Bonds (Cost $509,875,330)		524,172,801

	Mortgage-Backed Securities 5.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 5.2%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.622%, due 4/10/49 (f)	2,560,000	2,873,216
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.42%, due 12/25/36 (a)(b)(c)	150,625	121,164
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.713%, due 6/11/40 (f)	2,270,000	2,564,587
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	3,390,000	3,739,997
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (b)	1,340,000	1,414,035
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.135%, due 12/10/49 (f)	1,300,000	1,481,666
	Commercial Mortgage Loan Trust Series 2011-C1, Class A2 6.007%, due 12/10/49 (f)	4,926,000	5,577,331
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (b)	2,470,000	2,723,353
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (f)	2,960,000	3,165,616
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (a)	2,919,880	3,176,806
	Series 2007-GG10, Class A4 5.80%, due 8/10/45 (f)	3,095,000	3,446,119
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49	3,565,000	3,958,954
	Series 2007-CB18, Class A4 5.44%, due 6/12/47	2,260,000	2,503,996
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (a)	1,680,000	1,856,190
	Morgan Stanley Capital I, Inc. Series 2007-IQ15, Class A4 5.893%, due 6/11/49 (f)	2,585,000	2,914,032
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (b)	160,000	179,174
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.924%, due 2/15/51 (f)	3,065,000	3,426,829
			45,123,065
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.59%, due 2/25/42 (a)(b)(c)	389,525	328,175

	Total Mortgage-Backed Securities (Cost $39,968,990)		45,451,240

	U.S. Government & Federal Agencies 31.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡
	Series 1991-66, Class J 8.125%, due 6/25/21	381	433

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.6%
	2.375%, due 6/1/35 (a)	172,644	183,708
	3.50%, due 5/1/43	4,254,907	4,283,042
	4.00%, due 8/1/31	3,586,779	3,755,851
	4.00%, due 1/1/41	3,613,993	3,775,377
	4.00%, due 2/1/41	6,624,981	6,895,412
	4.00%, due 1/1/42	20,466,371	21,337,890
	4.00%, due 6/1/42	7,157,283	7,373,304
	4.50%, due 9/1/39	537,101	575,574
	4.50%, due 1/1/40	4,069,075	4,326,006
	4.50%, due 12/1/40	2,695,825	2,888,181
	4.50%, due 5/1/41	2,749,396	2,915,330
	4.50%, due 6/1/41	2,810,399	2,979,620
	4.50%, due 8/1/41	2,647,110	2,815,285
	5.00%, due 8/1/33	434,462	468,022
	5.50%, due 1/1/21	167,251	181,460
	5.50%, due 2/1/33	157,612	171,672
	5.50%, due 7/1/34	436,658	475,247
	5.50%, due 4/1/37	29,878	32,254
	5.50%, due 5/1/37	21,231	22,919
	5.50%, due 7/1/37	107,362	115,909
	5.50%, due 1/1/38	121,268	131,082
	6.00%, due 2/1/27	103,089	112,615
	6.00%, due 3/1/36	196,941	215,236
	6.50%, due 4/1/37	241,330	271,907
			66,302,903
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 17.1%
	3.50%, due 2/1/41	10,266,214	10,359,965
	3.50%, due 3/1/41	964,833	973,644
	3.50%, due 11/1/41	3,255,855	3,288,877
	3.50%, due 1/1/42	2,649,875	2,678,347
	3.50%, due 3/1/42	8,930,175	9,016,780
	3.50%, due 10/1/42	4,332,267	4,305,859
	3.50%, due 2/1/43	4,360,055	4,404,041
	3.50%, due 3/1/43	7,270,221	7,225,567
	3.50%, due 5/1/43	3,821,022	3,855,916
	4.00%, due 9/1/31	2,876,520	2,998,674
	4.00%, due 11/1/40	1,684,127	1,762,388
	4.00%, due 1/1/41	4,894,521	5,112,062
	4.00%, due 2/1/41	388,029	405,245
	4.00%, due 3/1/41	4,507,352	4,715,004
	4.00%, due 10/1/41	6,022,781	6,300,022
	4.00%, due 2/1/42	3,515,632	3,656,153
	4.00%, due 3/1/42	4,101,671	4,250,371
	4.00%, due 7/1/42	3,291,225	3,424,763
	4.00%, due 9/1/42	3,448,918	3,552,643
	4.50%, due 4/1/18	67,726	72,121
	4.50%, due 7/1/18	357,731	381,196
	4.50%, due 11/1/18	449,481	478,766
	4.50%, due 3/1/21 TBA (g)	9,770,000	10,382,152
	4.50%, due 6/1/23	443,118	471,822
	4.50%, due 6/1/39	6,445,873	6,904,714
	4.50%, due 6/1/39 TBA (g)	3,210,000	3,393,070
	4.50%, due 8/1/39	6,247,998	6,709,836
	4.50%, due 9/1/39	1,197,602	1,284,902
	4.50%, due 7/1/41	5,886,137	6,288,030
	4.50%, due 8/1/41	3,299,701	3,526,069
	5.00%, due 9/1/17	143,681	153,443
	5.00%, due 9/1/20	70,359	75,018
	5.00%, due 10/1/20	150,126	159,883
	5.00%, due 12/1/20	287,121	307,377
	5.00%, due 7/1/33	872,789	941,693
	5.00%, due 10/1/33	359,198	387,556
	5.00%, due 5/1/35	2,126,657	2,289,597
	5.00%, due 6/1/35	3,767,617	4,064,145
	5.00%, due 7/1/35	387,865	418,007
	5.00%, due 1/1/36	458,126	494,276
	5.00%, due 2/1/36	3,380,939	3,644,426
	5.00%, due 5/1/36	1,229,840	1,328,359
	5.00%, due 9/1/36	324,019	349,199
	5.50%, due 2/1/17	109,155	115,589
	5.50%, due 6/1/21	343,262	373,961
	5.50%, due 6/1/33	2,090,397	2,287,783
	5.50%, due 11/1/33	323,125	353,635
	5.50%, due 12/1/33	245,308	268,471
	5.50%, due 4/1/34	895,946	978,227
	5.50%, due 5/1/34	1,135,315	1,242,517
	5.50%, due 6/1/34	295,442	322,770
	5.50%, due 3/1/35	432,560	470,993
	5.50%, due 4/1/36	903,523	983,508
	5.50%, due 12/1/36	256,220	279,111
	5.50%, due 1/1/37	761,836	854,391
	5.50%, due 4/1/37	575,005	625,872
	5.50%, due 7/1/37	817,828	916,767
	5.50%, due 8/1/37	300,230	327,069
	5.50%, due 9/1/37	9,042	9,842
	6.00%, due 8/1/17	18,589	19,642
	6.00%, due 1/1/33	120,799	133,482
	6.00%, due 3/1/33	157,737	174,263
	6.00%, due 8/1/34	5,323	5,877
	6.00%, due 9/1/35	318,806	348,758
	6.00%, due 6/1/36	161,111	176,432
	6.00%, due 12/1/36	224,622	245,721
	6.00%, due 4/1/37	139,121	149,567
	6.00%, due 9/1/37	58,440	63,882
	6.00%, due 10/1/37	560,491	602,887
	6.00%, due 11/1/37	54,296	59,353
	6.00%, due 1/1/38	5,667	6,195
	6.00%, due 11/1/38	235,843	257,844
	6.50%, due 6/1/31	47,024	54,090
	6.50%, due 8/1/31	23,792	26,182
	6.50%, due 10/1/31	19,303	21,322
	6.50%, due 6/1/32	42,145	48,501
	6.50%, due 6/1/36	13,633	15,057
	6.50%, due 7/1/36	35,922	40,229
	6.50%, due 8/1/36	4,043	4,492
	6.50%, due 11/1/36	186,529	208,442
	6.50%, due 2/1/37	53,058	61,181
	6.50%, due 7/1/37	22,184	25,183
	6.50%, due 8/1/37	75,219	86,735
	6.50%, due 9/1/37	192,285	213,683
	6.50%, due 3/1/38	114,620	132,168
			150,383,652
	Freddie Mac (Collateralized Mortgage Obligations) 0.2%
	Series 2690, Class PG 5.00%, due 4/15/32	500,390	516,083
	Series 2734, Class PG 5.00%, due 7/15/32	261,008	264,202
	Series 3113, Class QD 5.00%, due 6/15/34	798,515	822,904
			1,603,189
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 1.7%
	4.00%, due 11/20/40	865,168	906,671
	6.00%, due 2/15/29	21,835	24,140
	6.00%, due 4/15/29	107,744	119,180
	6.00%, due 8/15/32	229,589	256,204
	6.00%, due 7/1/35 TBA (g)	6,020,000	6,627,644
	6.50%, due 7/15/28	24,907	28,971
	6.50%, due 5/15/29	14,292	16,593
	6.50%, due 8/1/32 TBA (g)	6,030,000	6,755,484
			14,734,887
¤	United States Treasury Bonds 4.3%
	2.75%, due 11/15/42	6,220,000	5,215,084
	2.875%, due 5/15/43	6,061,000	5,216,248
	3.125%, due 2/15/43	24,620,000	22,358,037
	5.375%, due 2/15/31	2,525,000	3,228,056
	6.25%, due 5/15/30	1,240,000	1,725,732
			37,743,157
	United States Treasury Notes 0.5%
	1.375%, due 6/30/18	975,000	975,609
	1.75%, due 5/15/23	3,435,000	3,185,963
			4,161,572
	United States Treasury Strip Principal 0.1%
	(zero coupon), due 8/15/23	820,000	622,059

	Total U.S. Government & Federal Agencies (Cost $280,923,965)		275,551,852

	Yankee Bonds 0.2% (h)
	Forest Products & Paper 0.1%
	Smurfit Kappa Treasury Funding Ltd. 7.50%, due 11/20/25	528,000	576,840

	Insurance 0.1%
	Fairfax Financial Holdings, Ltd.
	7.75%, due 7/15/37	635,000	688,738
	8.25%, due 10/1/15	438,000	492,885
	8.30%, due 4/15/26	15,000	17,704
			1,199,327
	Total Yankee Bonds (Cost $1,522,588)		1,776,167

	Total Long-Term Bonds (Cost $834,174,227)		848,934,505

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc.
	Second Lien Expires 12/18/39 (c)(d)(e)(i)	1	0 (j)
	Unsecured Debt Expires 12/18/16 (c)(d)(e)(i)	1	0 (j)
	Total Warrants (Cost $4)		0 (j)

		Principal Amount
	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $46,469,210 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $51,575,000 and a Market Value of $47,399,694)	$46,469,198	46,469,198

	Total Short-Term Investment (Cost $46,469,198)		46,469,198

	Total Investments (Cost $880,643,429) (m)	102.2%	895,403,703
	Other Assets, Less Liabilities	(2.2)	(19,119,893)
	Net Assets	100.0%	$876,283,810

		Contracts Long	Unrealized Appreciation (Depreciation) (k)
	Futures Contracts 0.4%

	United States Treasury Bond Ultra Long September 2013 (m)	79	$(686,935)
	Total Futures Contracts Long (Settlement Value $11,395,750)		(686,935)

		Contracts Short

	United States Treasury Notes September 2013 (5 Year) (m)	(1,275)	$835,460
	United States Treasury Notes September 2013 (2 Year) (m)	(506)	(98,671)
	United States Treasury Notes September 2013 (10 Year) (m)	(1,053)	3,832,259
	Total Futures Contracts Short (Settlement Value $(399,359,977))		4,569,048
	Total Futures Contracts (Settlement Value $(387,964,227))		$3,882,113

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Illiquid security – The total market value of these securities as of July 31, 2013, is $449,560, which represents 0.1% of the Fund's net assets.
(d)	Fair valued security– The total market value of these securities as of July 31, 2013, is $88,570, which represents less than one-tenth of a percent of the Fund's net assets.
(e)	Non-income producing security.
(f)	Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect as of July 31, 2013.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities as of July 31, 2013, is $27,158,350, which represents 3.1% of the Fund's net assets. All or a portion of these securities were acquired under a mortgage dollar roll agreement.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	Restricted security.
(j)	Less than one dollar.
(k)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(l)	As of July 31, 2013, cash in the amount of $2,603,003 is on deposit with the broker for futures transactions.
(m)	As of July 31, 2013, cost is $882,141,202 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$31,213,048
Gross unrealized depreciation	(17,950,547)
Net unrealized appreciation	$13,262,501

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$781,605	$—		$781,605
Convertible Bond (b)	—	1,200,840	—		1,200,840
Corporate Bonds	—	524,084,231	88,570		524,172,801
Mortgage-Backed Securities	—	45,451,240	—		45,451,240
U.S. Government & Federal Agencies	—	275,551,852	—		275,551,852
Yankee Bonds	—	1,776,167	—		1,776,167
Total Long-Term Bonds	—	848,845,935	88,570		848,934,505
Warrants (c)	—	—	0	(c)	0	(c)
Short-Term Investment
Repurchase Agreement	—	46,469,198	—		46,469,198
Total Investments in Securities	—	895,315,133	88,570		895,403,703
Other Financial Instruments
Futures Contracts Short (d)	4,667,719	—	—		4,667,719
Total Investments in Securities and Other Financial Instruments	$4,667,719	$895,315,133	$88,570		$900,071,422

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (d)	$(686,935)	$—	$—	$(686,935)
Futures Contracts Short (d)	(98,671)	—	—	(98,671)
Total Other Financial Instruments	$(785,606)	$—	$—	$(785,606)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $221 and $88,349 are Commercial Services and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The Level 3 securities valued less than one dollar is held in Media within the Warrants section of the Portfolio of Investments.
(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended July 31, 2013, securities with a total value of $327,863 transferred from Level 3 to Level 2. The transfer occurred as a result of the value of these securities being obtained from an independent pricing source using observable inputs as of July 31, 2013. As of October 31, 2012, the valuation of these securities was obtained using fair valued prices due to market quotations not being readily available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2013		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Long-Term Bonds
Corporate Bonds
Commercial Services	$240		$-	$-	$(19)	$-	$-	$-	$-	$221		$(19)
Oil & Gas	2,112,340		(4,229)	98,301	(71,412)	-	(2,135,000)	-	-	-		-
Retail	94,731		(79)	(80)	(2,836)	-	(3,387)	-	-	88,349		(2,513)
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	327,863		-	-	-	-	-	-	(327,863)	-		-
Warrants
Media	0	(a)	-	-	-	-	-	-	-	0	(a)	-
Total	$2,535,174		$(4,308)	$98,221	$(74,267)	$-	$(2,138,387)	$-	$(327,863)	$88,570		$(2,532)

(a) Less than one dollar.

Limited Access

As of July 31, 2013, the Fund held the following restricted securities:

	Date(s) of	Number of		7/31/2013		Percent of
Security	Acquisition	Warrants	Cost	Value		Net Assets
ION Media Networks, Inc.
Warrant, Second Lien, Expires 12/18/39	12/20/10	$1	$-	$0	(a)	0.00	%‡
Warrant, Unsecured Debt, Expires 12/18/16	3/12/10	1	4	0	(a)	0.00	‡
Total			$4	$0	(a)	0.00	%‡

‡ Less than one-tenth of a percent.

(a) Less than one dollar.

MainStay International Opportunities Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 127.0% †
	Australia 10.8%
	Amcor, Ltd. (Containers & Packaging)	149,338	$1,421,521
	Arrium, Ltd. (Metals & Mining)	1,598,970	1,430,048
	Atlas Iron, Ltd. (Metals & Mining)	728,427	533,618
	Australia & New Zealand Banking Group, Ltd. (Commercial Banks)	50,722	1,356,802
	BC Iron, Ltd. (Metals & Mining)	51,167	169,708
	BGP Holdings PLC (Diversified Financial Services) (a)(b)(c)	106,339	10
	BHP Billiton, Ltd. (Metals & Mining)	52,947	1,648,566
	Challenger, Ltd. (Diversified Financial Services)	318,649	1,223,003
	Commonwealth Bank of Australia (Commercial Banks)	7,141	476,331
	Credit Corp. Group, Ltd. (Commercial Services & Supplies)	4,716	40,694
	CSL, Ltd. (Biotechnology)	32,194	1,911,905
	Decmil Group, Ltd. (Construction & Engineering)	31,840	60,101
	Emeco Holdings, Ltd. (Trading Companies & Distributors)	52,602	11,820
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	36,049	1,469,459
	Forge Group, Ltd. (Construction & Engineering)	43,554	172,645
	Fortescue Metals Group, Ltd. (Metals & Mining)	371,244	1,221,315
	G8 Education, Ltd. (Diversified Consumer Services)	62,747	151,152
	Grange Resources, Ltd. (Metals & Mining)	133,210	22,151
	JB Hi-Fi, Ltd. (Specialty Retail)	77,851	1,300,161
	Macquarie Group, Ltd. (Capital Markets)	36,113	1,424,676
	Mount Gibson Iron, Ltd. (Metals & Mining)	653,089	328,736
	Myer Holdings, Ltd. (Multiline Retail)	70,304	169,357
	Pacific Brands, Ltd. (Distributors)	173,006	128,293
	Premier Investments, Ltd. (Specialty Retail)	18,842	131,424
	Primary Health Care, Ltd. (Health Care Providers & Services)	120,765	551,432
	QBE Insurance Group, Ltd. (Insurance)	30,832	454,776
	Resolute Mining, Ltd. (Metals & Mining)	493,087	361,217
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	873,235	518,039
	Skilled Group, Ltd. (Professional Services)	65,666	174,711
	Suncorp-Group, Ltd. (Insurance)	145,179	1,672,934
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	48,001	215,297
	Wesfarmers, Ltd. (Food & Staples Retailing)	6,529	238,030
	Westpac Banking Corp. (Commercial Banks)	42,628	1,183,586
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	30,845	1,042,184
	WorleyParsons, Ltd. (Energy Equipment & Services)	12,851	254,471
			23,470,173
	Austria 0.9%
	Cat Oil A.G. (Energy Equipment & Services)	12,827	243,168
	OMV A.G. (Oil, Gas & Consumable Fuels) (d)	30,089	1,331,561
	Voestalpine A.G. (Metals & Mining)	11,454	439,078
			2,013,807
	Belgium 2.3%
	Ageas (Insurance) (d)	19,950	798,736
	Anheuser-Busch InBev N.V. (Beverages) (d)	18,037	1,736,796
	Barco N.V. (Electronic Equipment & Instruments)	10,538	789,703
	Delhaize Group S.A. (Food & Staples Retailing) (d)	23,935	1,571,558
			4,896,793
	Brazil 0.4%
	Banco do Brasil S.A. (Commercial Banks)	49,100	487,912
	JBS S.A. (Food Products)	153,700	429,162
			917,074
	Cambodia 0.4%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	1,232,000	961,060

	China 6.6%
	Bank of Communications Co., Ltd. Class H (Commercial Banks)	440,000	286,503
	BYD Electronic International Co., Ltd. (Communications Equipment) (a)	1,128,000	590,500
	Chaowei Power Holdings, Ltd. (Auto Components)	111,000	52,955
	China Bluechemical, Ltd. (Chemicals)	504,000	232,647
	China Citic Bank Corp., Ltd. Class H (Commercial Banks)	879,000	406,881
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	899,000	687,383
	China Construction Bank Corp. Class H (Commercial Banks)	512,000	382,237
	China Hongqiao Group, Ltd. (Metals & Mining)	397,000	209,874
	China Merchants Bank Co., Ltd. Class H (Commercial Banks)	391,500	657,245
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,012,800	753,501
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	795,500	808,260
	China Resources Power Holdings Co., Ltd. (Independent Power Producers & Energy Traders)	94,000	218,892
	China Wireless Technologies, Ltd. (Communications Equipment)	1,788,000	576,358
	Chongqing Rural Commercial Bank Class H (Commercial Banks)	1,560,000	641,653
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	350,000	630,899
	CSPC Pharmaceutical Group, Ltd. (Pharmaceuticals)	364,000	191,490
	Dongyue Group (Chemicals)	337,000	130,357
	FIH Mobile, Ltd. (Electronic Equipment & Instruments) (a)	877,000	470,411
	Fosun International, Ltd. (Metals & Mining)	356,000	269,906
	Geely Automobile Holdings, Ltd. (Automobiles)	725,000	302,878
	Guotai Junan International Holdings, Ltd. (Capital Markets)	145,000	53,845
	Honghua Group, Ltd. (Energy Equipment & Services)	473,000	135,394
	Huaneng Power International, Inc. Class H (Independent Power Producers & Energy Traders)	624,000	651,710
	Man Wah Holdings, Ltd. (Household Durables)	164,800	184,868
	NAM TAI Electronics, Inc. (Electronic Equipment & Instruments)	45,300	353,793
	New China Life Insurance Co., Ltd. Class H (Insurance)	145,600	393,305
	Prince Frog International Holdings, Ltd. (Personal Products)	872,000	572,294
	Sinofert Holdings, Ltd. (Chemicals)	586,000	91,426
	Sinomedia Holding, Ltd. (Media)	201,000	177,789
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment & Instruments)	583,000	584,082
	TCL Multimedia Technology Holdings, Ltd. Class M (Household Durables)	946,000	535,476
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	96,000	158,688
	Tiangong International Co., Ltd. (Metals & Mining)	398,000	106,741
	Tianjin Development Holdings (Industrial Conglomerates) (a)	18,000	10,096
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	420,000	251,818
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	2,185,000	1,607,566
			14,369,721
	Denmark 2.4%
	A.P. Moeller - Maersk A/S Class A (Marine)	17	125,947
	Auriga Industries Class B (Chemicals) (a)	2,750	79,002
	GN Store Nord A/S (Health Care Equipment & Supplies)	48,457	1,002,991
	NKT Holding A/S (Machinery)	14,290	580,091
	Novo-Nordisk A/S Class B (Pharmaceuticals) (d)	14,255	2,411,338
	Pandora A/S (Textiles, Apparel & Luxury Goods) (d)	27,108	1,082,047
			5,281,416
	Egypt 0.2%
	Commercial International Bank Egypt S.A.E. (Commercial Banks)	70,408	356,571

	Finland 1.5%
	Metso Oyj (Machinery)	43,638	1,536,684
	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	43,793	634,452
	Stora Enso Oyj (Paper & Forest Products)	156,055	1,157,413
	Tieto Oyj (IT Services)	839	16,017
			3,344,566
	France 10.8%
	AXA S.A. (Insurance)	5,116	112,811
	BNP Paribas S.A. (Commercial Banks) (d)	39,162	2,533,842
	Bouygues S.A. (Construction & Engineering) (d)	58,751	1,717,162
	Derichebourg S.A. (Commercial Services & Supplies) (a)	7,484	25,837
	European Aeronautic Defence and Space Co. N.V. (Aerospace & Defense)	33,881	2,023,128
	Maurel & Prom Nigeria S.A. (Oil, Gas & Consumable Fuels)	17,379	81,614
	Natixis (Commercial Banks)	335,274	1,710,531
	Nexity S.A. (Household Durables)	13,534	535,287
	Orange S.A. (Diversified Telecommunication Services) (d)	183,323	1,802,057
	Plastic Omnium S.A. (Auto Components) (d)	21,852	1,490,751
	Renault S.A. (Automobiles) (d)	22,991	1,809,778
	Sanofi (Pharmaceuticals) (d)	14,551	1,551,924
	Technicolor S.A. (Media) (a)	50,769	254,628
	Teleperformance (Professional Services) (d)	22,309	1,080,307
	Thales S.A. (Aerospace & Defense)	29,821	1,537,304
¤	Total S.A. (Oil, Gas & Consumable Fuels) (d)	59,439	3,170,894
	UbiSoft Entertainment S.A. (Software) (a)(d)	84,495	1,289,319
	Vinci S.A. (Construction & Engineering)	10,042	542,257
			23,269,431
	Germany 8.2%
¤	Allianz S.E. (Insurance) (d)	16,899	2,634,841
	Aurelius A.G. (Capital Markets)	6,437	192,635
¤	BASF S.E. (Chemicals) (d)	30,933	2,743,173
	Bayer A.G. (Pharmaceuticals) (d)	14,676	1,705,440
	Continental A.G. (Auto Components) (d)	11,955	1,883,073
	Deutsche Lufthansa A.G. (Airlines) (a)(d)	75,826	1,518,170
	Deutsche Post A.G. Registered (Air Freight & Logistics)	48,638	1,363,346
	Duerr A.G. (Machinery) (d)	3,402	227,334
	E.ON A.G. (Multi-Utilities)	52,289	887,272
	Gildemeister A.G. (Machinery)	17,885	416,026
	Hannover Rueckversicherung S.E. (Insurance) (d)	2,188	162,714
	Jenoptik A.G. (Electronic Equipment & Instruments)	6,237	78,211
	Metro A.G. (Food & Staples Retailing)	47,407	1,634,405
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance) (d)	9,263	1,838,596
	Osram Licht A.G. (Electrical Equipment) (a)	255	9,940
	Siemens A.G. (Industrial Conglomerates)	2,551	279,337
	SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment)	3,746	128,051
			17,702,564
	Greece 0.1%
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	10,986	111,514
	OPAP S.A. (Hotels, Restaurants & Leisure)	23,864	214,296
			325,810
	Hong Kong 3.3%
	AMVIG Holdings, Ltd. (Containers & Packaging)	76,000	33,514
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	3,053
	China All Access Holdings, Ltd. (Communications Equipment)	900,000	293,594
	China Green Holdings, Ltd. (Food Products) (a)	240,000	24,756
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	372,000	167,879
	HKT Trust / HKT, Ltd. (Diversified Telecommunication Services)	417,000	408,096
	Hopewell Holdings, Ltd. (Industrial Conglomerates) (d)	371,000	1,176,775
	Ju Teng International Holdings, Ltd. (Electronic Equipment & Instruments)	46,000	22,301
	MGM China Holdings, Ltd. (Hotels, Restaurants & Leisure)	558,400	1,619,991
	NetDragon Websoft, Inc. (Software)	222,500	516,401
	New World Development, Ltd. (Real Estate Management & Development)	16,000	23,353
	Newocean Energy Holdings, Ltd. (Oil, Gas & Consumable Fuels)	330,000	177,433
	NWS Holdings, Ltd. (Industrial Conglomerates)	43,000	65,424
	Orient Overseas International, Ltd. (Marine) (d)	140,000	778,921
	Real Nutriceutical Group, Ltd. (Personal Products)	229,000	61,712
	Shun Tak Holdings, Ltd. (Industrial Conglomerates)	276,000	118,505
	Truly International Holdings (Electronic Equipment & Instruments)	1,270,000	571,497
	Wasion Group Holdings, Ltd. (Electronic Equipment & Instruments)	220,000	143,819
	Wharf Holdings, Ltd. (The) (Real Estate Management & Development)	67,000	576,648
	Wheelock & Co, Ltd. (Real Estate Management & Development)	81,000	421,418
			7,205,090
	India 1.0%
	Apollo Tyres, Ltd. (Auto Components)	367,261	406,491
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	26,863	74,883
	Canara Bank (Commercial Banks)	7,922	35,372
	Power Finance Corp., Ltd. (Diversified Financial Services)	201,513	358,584
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	184,492	482,431
	Tata Motors, Ltd. (Automobiles)	113,234	540,983
	Vedanta Resources PLC (Metals & Mining) (d)	12,400	219,383
			2,118,127
	Indonesia 0.1%
	Adhi Karya Persero Tbk Pt (Construction & Engineering)	812,500	243,098

	Ireland 0.1%
	United Drug PLC (Health Care Providers & Services)	52,468	280,158

	Israel 2.1%
	Bank Hapoalim B.M. (Commercial Banks)	17,311	82,959
	Bezeq-The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	1,053,968	1,702,176
	Delek Group, Ltd. (Oil, Gas & Consumable Fuels)	4,579	1,292,483
	Mizrahi Tefahot Bank, Ltd. (Commercial Banks) (a)	38,079	406,640
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	26,514	1,050,428
			4,534,686
	Italy 3.2%
	Autostrada Torino-Milano S.p.A. (Transportation Infrastructure) (a)	10,036	114,288
	Banca Generali S.p.A. (Capital Markets)	13,805	348,026
	Credito Emiliano S.p.A (Commercial Banks)	32,351	177,920
	Enel S.p.A. (Electric Utilities)	408,318	1,360,187
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (d)	50,886	1,124,433
	Fiat Industrial S.p.A (Machinery)	65,299	803,986
	Iren S.p.A (Multi-Utilities)	602,039	674,377
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (a)	60,756	1,245,540
	Unipol Gruppo Finanziario S.p.A (Insurance)	273,099	1,045,627
			6,894,384
	Japan 29.6%
	Accordia Golf Co., Ltd. (Hotels, Restaurants & Leisure)	699	763,181
	Aichi Steel Corp. (Metals & Mining)	27,000	129,333
	Amada Co., Ltd. (Machinery) (d)	140,000	1,008,069
	AOKI Holdings, Inc. (Specialty Retail) (d)	700	22,306
	AOYAMA TRADING Co., Ltd. (Specialty Retail) (d)	45,500	1,138,081
	Astellas Pharma, Inc. (Pharmaceuticals)	500	26,810
	Calsonic Kansei Corp. (Auto Components)	141,000	741,650
	Central Glass Co., Ltd. (Building Products)	64,000	201,981
	Chubu Electric Power Co., Inc. (Electric Utilities)	25,700	356,981
	Clarion Co., Ltd. (Household Durables) (a)	414,000	511,633
	COMSYS Holdings Corp. (Construction & Engineering) (d)	7,600	96,717
	Cosmo Oil Co., Ltd. (Oil, Gas & Consumable Fuels) (a)	3,000	5,577
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development) (d)	67,000	1,233,796
	Daiwa Securities Group, Inc. (Capital Markets) (d)	167,000	1,425,922
	EDION Corp. (Specialty Retail) (d)	178,300	1,019,794
	Fields Corp. (Leisure Equipment & Products)	3,200	52,162
	Fuji Heavy Industries, Ltd. (Automobiles) (d)	55,000	1,360,535
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	18,300	162,795
	Fuji Soft, Inc. (Software)	6,100	115,010
	Fujikura, Ltd. (Electrical Equipment)	103,000	376,611
	Funai Electric Co., Ltd. (Household Durables)	48,900	482,457
	G-Tekt Corp. (Auto Components)	5,400	138,433
	Geo Holdings Corp. (Specialty Retail)	337	310,463
	Gulliver International Co., Ltd. (Specialty Retail)	37,800	236,274
	Hosiden Corp. (Electronic Equipment & Instruments)	12,100	66,858
	Idemitsu Kosan Co., Ltd. (Oil, Gas & Consumable Fuels) (d)	300	25,033
	INPEX Corp. (Oil, Gas & Consumable Fuels) (d)	334	1,463,446
	IT Holdings Corp. (IT Services) (d)	81,000	943,938
	Jaccs Co., Ltd. (Consumer Finance) (d)	205,000	1,059,442
	Japan Airlines Co., Ltd. (Airlines) (d)	24,600	1,306,506
	Japan Aviation Electronics Industry, Ltd. (Electronic Equipment & Instruments)	43,000	400,092
	Japan Petroleum Exploration Co., Ltd. (Oil, Gas & Consumable Fuels) (d)	17,200	739,577
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	45,600	323,219
	Jeol, Ltd. (Health Care Equipment & Supplies)	5,000	25,789
	JFE Holdings, Inc. (Metals & Mining) (d)	68,700	1,555,591
	JTEKT Corp. (Machinery)	119,700	1,507,406
	JX Holdings, Inc. (Oil, Gas & Consumable Fuels) (d)	96,200	511,901
	Kamei Corp. (Trading Companies & Distributors)	23,200	170,843
	Kanamoto Co., Ltd. (Trading Companies & Distributors) (d)	46,000	971,586
	Kandenko Co., Ltd. (Construction & Engineering)	15,000	75,529
	Kanematsu Corp. (Trading Companies & Distributors) (a)	146,000	159,555
	Kawasaki Kisen Kaisha, Ltd. (Marine)	576,000	1,182,474
	KDDI Corp. (Wireless Telecommunication Services) (d)	35,800	1,978,123
	Keihin Corp. (Auto Components)	35,300	536,837
	Kinden Corp. (Construction & Engineering)	43,000	418,977
	Komori Corp. (Machinery)	61,300	771,963
	Medipal Holdings Corp. (Health Care Providers & Services) (d)	33,200	412,330
	Mitsuba Corp. (Auto Components)	27,000	442,876
	Mitsubishi Chemical Holdings Corp. (Chemicals) (d)	319,000	1,501,981
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	16,000	407,068
	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks) (d)	427,000	2,621,050
	MITSUI & Co., Ltd. (Trading Companies & Distributors)	116,600	1,566,020
	Mitsui Engineering & Shipbuilding Co., Ltd. (Machinery)	78,000	138,617
	Mitsui Fudosan Co., Ltd. (Real Estate Management & Development)	19,000	574,987
	Mitsumi Electric Co., Ltd. (Electronic Equipment & Instruments) (a)	97,900	708,928
	Namura Shipbuilding Co., Ltd. (Machinery)	24,700	200,557
	NEC Networks & System Integration Corp. (IT Services)	27,000	590,410
	Nichicon Corp. (Electronic Equipment & Instruments)	44,700	449,237
	Nihon Unisys, Ltd. (IT Services)	25,300	176,746
	Nippon Chemi-Con Corp. (Electronic Equipment & Instruments) (a)	243,000	1,082,096
	Nippon Paper Industries Co., Ltd. (Paper & Forest Products)	86,100	1,255,753
	Nippon Seiki Co., Ltd. (Auto Components)	9,000	133,194
	Nippon Sharyo, Ltd. (Machinery)	21,000	116,679
	Nippon Signal Co., Ltd. (Electrical Equipment)	25,900	186,493
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (d)	34,600	1,743,959
	Nishi-Nippon City Bank, Ltd. (The) (Commercial Banks) (d)	9,000	23,256
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	120,000	281,892
	Nomura Holdings, Inc. (Capital Markets) (d)	235,200	1,794,448
	Noritake Co., Ltd. (Machinery)	20,000	51,884
	Otsuka Holdings Co., Ltd. (Pharmaceuticals)	6,900	223,047
	Pacific Industrial Co., Ltd. (Auto Components)	7,900	59,627
	Pocket Card Co., Ltd. (Consumer Finance)	13,700	102,704
	Prima Meat Packers, Ltd. (Food Products)	36,000	69,860
	Riso Kagaku Corp. (Office Electronics) (d)	3,700	81,513
	Ryobi, Ltd. (Machinery)	117,000	376,417
	Ryosan Co., Ltd. (Electronic Equipment & Instruments)	6,600	111,427
	Sakai Chemical Industry Co., Ltd. (Chemicals)	9,000	28,496
	SBI Holdings, Inc. (Capital Markets)	89,500	939,700
	Seikagaku Corp. (Pharmaceuticals)	10,300	140,545
	Seiko Epson Corp. (Computers & Peripherals) (d)	92,100	1,155,130
	Shima Seiki Manufacturing, Ltd. (Machinery)	5,100	101,885
	Shinko Electric Industries Co., Ltd. (Semiconductors & Semiconductor Equipment) (d)	102,800	993,247
	Showa Corp. (Auto Components) (d)	52,300	705,096
	SKY Perfect JSAT Holdings, Inc. (Media) (d)	100	52,497
	Sojitz Corp. (Trading Companies & Distributors)	817,800	1,394,879
	Sony Corp. (Household Durables)	16,500	348,504
	Sumitomo Corp. (Trading Companies & Distributors)	126,900	1,700,468
	Sumitomo Metal Mining Co., Ltd. (Metals & Mining) (d)	53,000	692,881
	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks) (d)	28,976	1,327,314
	T&D Holdings, Inc. (Insurance)	65,400	828,939
	Takuma Co., Ltd. (Machinery)	31,000	237,463
	Tecmo Koei Holdings Co., Ltd. (Software)	10,300	103,621
	Temp Holdings Co., Ltd. (Professional Services)	6,700	171,691
	Toda Corp. (Construction & Engineering)	33,000	94,035
	Tokuyama Corp. (Chemicals)	369,000	1,322,837
	Topy Industries, Ltd. (Metals & Mining)	112,000	232,213
	Toyo Seikan Group Holdings, Ltd. (Containers & Packaging)	39,000	646,481
¤	Toyota Motor Corp. (Automobiles) (d)	65,100	3,969,431
	TSI Holdings Co., Ltd. (Textiles, Apparel & Luxury Goods)	22,000	158,411
	Universal Entertainment Corp. (Leisure Equipment & Products)	49,900	985,157
	UNY Group Holdings Co., Ltd. (Food & Staples Retailing)	2,200	14,156
	Yachiyo Bank, Ltd. (The) (Commercial Banks)	1,400	39,980
	Yellow Hat, Ltd. (Specialty Retail)	5,000	94,934
			64,076,303
	Malaysia 0.0%‡
	JCY International BHD (Computers & Peripherals)	9,800	1,979

	Netherlands 5.2%
	Aegon N.V. (Insurance)	224,525	1,730,948
	Heineken Holding N.V. (Beverages)	21,794	1,367,340
	Koninklijke Ahold N.V. (Food & Staples Retailing) (d)	107,912	1,777,999
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (d)	100,465	3,420,389
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (d)	54,017	1,906,012
	Unilever N.V., CVA (Food Products) (d)	25,376	1,020,871
			11,223,559
	New Zealand 0.7%
	Air New Zealand, Ltd. (Airlines)	67,335	77,982
	Chorus, Ltd. (Diversified Telecommunication Services)	69,445	149,757
	Telecom Corp. of New Zealand, Ltd. (Diversified Telecommunication Services)	739,638	1,329,185
			1,556,924
	Norway 3.3%
	BW Offshore, Ltd. (Energy Equipment & Services)	35,595	46,995
	DnB NOR ASA (Commercial Banks) (d)	108,654	1,809,732
	Kvaerner ASA (Energy Equipment & Services)	51,757	88,709
	Marine Harvest ASA (Food Products)	1,204,734	1,214,384
	Orkla ASA (Food Products)	63,455	491,354
	Salmar ASA (Food Products) (a)	30,327	306,214
	SpareBank 1 SMN (Commercial Banks)	45,016	372,027
	StatoilHydro ASA (Oil, Gas & Consumable Fuels) (d)	28,762	623,775
	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services)	42,360	1,360,770
	Yara International ASA (Chemicals) (d)	17,960	806,445
			7,120,405
	Republic of Korea 1.4%
	Chong Kun Dang Pharm Corp. (Pharmaceuticals)	4,979	311,568
	GS Home Shopping, Inc. (Internet & Catalog Retail)	1,067	235,734
	Hwa Shin Co., Ltd. (Auto Components)	10,290	131,897
	Hyundai Motor Co. (Automobiles)	489	101,202
	Partron Co., Ltd. (Electronic Equipment & Instruments)	41,014	604,207
	Samsung Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	149	169,767
	SeAH Steel Corp. (Metals & Mining)	1,004	96,519
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	3,342	655,950
	Sungwoo Hitech Co., Ltd. (Auto Components)	50,325	669,701
			2,976,545
	Russia 0.3%
	Sistema JSFC, Sponsored GDR (Wireless Telecommunication Services)	31,204	686,488

	Singapore 0.1%
	GuocoLeisure, Ltd. (Hotels, Restaurants & Leisure)	250,000	154,424

	South Africa 0.2%
	African Bank Investments, Ltd. (Diversified Financial Services)	277,986	409,984

	Spain 2.3%
	Abengoa S.A. (Construction & Engineering)	15,306	40,562
	Banco Santander S.A. (Commercial Banks)	28,007	204,701
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	42,034	135,606
	Gamesa Corp. Tecnologica S.A. (Electrical Equipment)	206,811	1,526,977
	Grupo Catalana Occidente S.A. (Insurance)	5,680	147,803
	Mapfre S.A. (Insurance)	265,263	970,455
	Repsol, S.A. (Oil, Gas & Consumable Fuels) (d)	78,958	1,889,701
			4,915,805
	Sweden 2.5%
	Ica Gruppen AB (Food & Staples Retailing) (a)	23,426	654,102
	Intrum Justitia AB (Commercial Services & Supplies)	8,725	222,203
	Nordea Bank AB (Commercial Banks) (d)	132,298	1,675,506
	SAS AB (Airlines) (a)	90,494	180,484
	Skandinaviska Enskilda Banken AB Class A (Commercial Banks)	35,805	395,230
	Svenska Cellulosa AB Class B (Household Products)	8,964	237,228
	Swedbank AB Class A (Commercial Banks) (d)	67,262	1,622,176
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	27,475	324,777
			5,311,706
	Switzerland 7.1%
	Credit Suisse Group A.G. Registered (Capital Markets) (a)	72,821	2,139,503
	Implenia A.G. Registered (Construction & Engineering) (a)	3,156	172,217
	Kudelski S.A. (Electronic Equipment & Instruments)	9,325	123,937
¤	Nestle S.A. Registered (Food Products) (d)	74,305	5,034,225
	Novartis A.G. (Pharmaceuticals) (d)	20,262	1,458,155
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals) (d)	16,318	4,020,211
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	73,134	628,615
	Swiss Life Holding A.G. Registered (Insurance) (a)(d)	7,948	1,427,368
	Swiss Re, A.G. (Insurance) (a)	3,753	298,877
			15,303,108
	Taiwan 0.4%
	Grape King Industrial Co. (Personal Products)	73,000	355,426
	Pegatron Corp. (Computers & Peripherals) (a)	23,000	33,979
	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	507,000	507,228
			896,633
	Thailand 0.6%
	Airports of Thailand PCL (Transportation Infrastructure)	103,400	588,025
	PTT Global Chemical PCL (Chemicals)	240,000	506,070
	Thanachart Capital PCL (Commercial Banks)	127,400	136,355
			1,230,450
	Turkey 0.7%
	Tav Havalimanlari Holding AS (Transportation Infrastructure)	95,926	602,030
	Tofas Turk Otomobil Fabrikasi AS (Automobiles)	26,662	176,971
	Turk Hava Yollari (Airlines)	152,948	644,674
			1,423,675
	United Kingdom 18.2%
	Ashtead Group PLC (Trading Companies & Distributors)	9,631	103,437
	Associated British Foods PLC (Food Products)	35,209	1,041,240
	AstraZeneca PLC (Pharmaceuticals) (d)	49,659	2,519,385
	BAE Systems PLC (Aerospace & Defense)	282,875	1,918,813
	Barratt Developments PLC (Household Durables) (a)	226,256	1,122,066
	Beazley PLC (Insurance)	14,969	50,211
	Bellway PLC (Household Durables)	25,244	529,954
	BHP Billiton PLC (Metals & Mining) (d)	34,343	981,670
	BP PLC (Oil, Gas & Consumable Fuels)	314,707	2,176,150
	British American Tobacco PLC (Tobacco) (d)	23,323	1,243,933
	British Sky Broadcasting Group PLC (Media)	80,127	1,009,276
	BT Group PLC (Diversified Telecommunication Services)	75,311	390,329
	CSR PLC (Semiconductors & Semiconductor Equipment)	103,095	892,382
	Diageo PLC (Beverages) (d)	17,963	561,281
	Enquest PLC (Oil, Gas & Consumable Fuels) (a)	52,824	99,484
	Ferrexpo PLC (Metals & Mining)	274,003	704,855
	GlaxoSmithKline PLC (Pharmaceuticals) (d)	101,095	2,589,837
	Home Retail Group PLC (Internet & Catalog Retail)	568,858	1,301,525
¤	HSBC Holdings PLC (Commercial Banks) (d)	433,340	4,929,637
	Intermediate Capital Group PLC (Capital Markets)	46,282	342,387
	ITV PLC (Media)	627,352	1,609,050
	J Sainsbury PLC (Food & Staples Retailing)	94,163	563,814
	Keller Group PLC (Construction & Engineering)	26,390	445,217
	Marston's PLC (Hotels, Restaurants & Leisure)	10,760	25,437
	Micro Focus International PLC (Software)	80,509	974,896
	Pace PLC (Communications Equipment)	293,016	1,390,296
	Persimmon PLC (Household Durables) (a)(d)	57,100	1,073,632
	Phoenix Group Holdings (Insurance)	43,346	483,011
	Reckitt Benckiser Group PLC (Household Products)	598	42,565
	Rio Tinto PLC (Metals & Mining) (d)	45,303	2,036,503
	Speedy Hire PLC (Trading Companies & Distributors)	136,270	122,307
	Standard Chartered PLC (Commercial Banks) (d)	1,098	25,464
	Tesco PLC (Food & Staples Retailing)	21,418	119,674
	Trinity Mirror PLC (Media) (a)	33,473	58,814
	TUI Travel PLC (Hotels, Restaurants & Leisure)	261,944	1,523,000
¤	Vodafone Group PLC (Wireless Telecommunication Services)	1,204,476	3,618,811
	WH Smith PLC (Specialty Retail)	61,373	726,836
			39,347,179
	Total Common Stocks (Cost $242,319,851)		274,819,696

	Convertible Preferred Stocks 0.6%
	Brazil 0.2%
	Cia Energetica De Sao Paulo 5.53% Class B (Independent Power Producers & Energy Traders)	57,700	508,117

	Germany 0.1%
	Bayerische Motoren Werke A.G. 4.40% (Automobiles)	2,768	210,449

	Republic of Korea 0.3%
	Hyundai Motor Co.
	1.79%	4,292	406,879
	1.81%	2,867	256,478
			663,357
	Total Convertible Preferred Stocks (Cost $1,220,786)		1,381,923

	Exchange Traded Fund 1.7% (e)
	United States 1.7%
¤	iShares MSCI EAFE Index Fund (Capital Markets)	60,719	3,665,606

	Total Exchange Traded Fund (Cost $3,682,514)		3,665,606

	Preferred Stocks 0.9%
	Germany 0.9%
	Jungheinrich A.G. 2.38% (Machinery)	9,660	459,301
	ProSiebenSat.1 Media A.G. 5.47% (Media) (d)	33,721	1,383,505

	Total Preferred Stocks (Cost $1,588,207)		1,842,806

	Rights 0.0%‡
	Hong Kong 0.0%‡
	NW Hotel Investments Co., Ltd (a)(b)(c)	200	0 (f)

	Italy 0.0%‡
	Astm S.p.A. (a)(b)(c)	10,036	33

	Total Rights (Cost $0)		33

		Number of Warrants	Value
	Warrants 0.0%‡
	France 0.0%‡
	UBISOFT Entertainment Strike Price €7.00 Expires 10/10/13 (Software) (a)	27,575	14,784

	Spain 0.0%‡
	Promotora de Informaciones S.A. Strike Price €2.00 Expires 6/5/14 (Media) (a)	85,100	1,132

	Total Warrants (Cost $0)		15,916

		Principal Amount	Value
	Short-Term Investment 0.8%
	Repurchase Agreement 0.8%
	United States 0.8%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $1,736,908 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $1,935,000 and a Market Value of $1,772,369) (Capital Markets)	$1,736,908	1,736,908

	Total Short-Term Investment (Cost $1,736,908)		1,736,908

	Total Investments, Before Investments Sold Short (Cost $250,548,266) (g)	131.0%	283,462,888

		Shares	Value
	Investments Sold Short (31.5%)
	Common Stocks Sold Short (31.5%)
	Australia (5.6%)
	Acrux, Ltd. (Pharmaceuticals)	(21,754)	(65,896)
	Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	(21,146)	(68,426)
	Alkane Resources, Ltd. (Metals & Mining) (a)	(1,375)	(519)
	Aquila Resources, Ltd. (Oil, Gas & Consumable Fuels) (a)	(147,350)	(276,811)
	Bandanna Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(325,537)	(45,354)
	Bathurst Resources New Zeala (Metals & Mining) (a)	(616,482)	(108,054)
	Beadell Resources, Ltd. (Metals & Mining) (a)	(1,824,717)	(1,230,110)
	Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(345,669)	(540,626)
	Cash Converters International, Ltd. (Specialty Retail)	(50,588)	(53,656)
	Clough, Ltd. (Construction & Engineering)	(10,872)	(13,974)
	Coalspur Mines, Ltd. (Oil, Gas & Consumable Fuels) (a)	(322,941)	(85,631)
	Cockatoo Coal, Ltd. (Oil, Gas & Consumable Fuels) (a)	(447,395)	(23,324)
	Cudeco, Ltd. (Metals & Mining) (a)	(86,072)	(121,464)
	Discovery Metals, Ltd. (Metals & Mining) (a)	(225,035)	(32,364)
	Energy World Corp, Ltd. (Independent Power Producers & Energy Traders) (a)	(392,946)	(211,920)
	Evolution Mining, Ltd. (Metals & Mining) (a)	(221,939)	(173,556)
	Gindalbie Metals, Ltd. (Metals & Mining) (a)	(347,720)	(51,570)
	Independence Group NL (Metals & Mining)	(106,590)	(310,419)
	Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	(118,977)	(605,294)
	Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(888,626)	(1,293,961)
	Lynas Corp, Ltd. (Metals & Mining) (a)	(1,874,952)	(682,547)
	Macquarie Atlas Roads Group (Transportation Infrastructure)	(126,403)	(255,639)
	Maverick Drilling & Exploration, Ltd. (Oil, Gas & Consumable Fuels) (a)	(152,004)	(53,968)
	Mirabela Nickel, Ltd. (Metals & Mining) (a)	(194,035)	(13,429)
	MMG, Ltd. (Metals & Mining) (a)	(624,000)	(150,456)
	NEXTDC, Ltd. (Diversified Telecommunication Services) (a)	(33,639)	(81,638)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(1,416,323)	(1,273,062)
	Papillon Resources, Ltd. (Metals & Mining) (a)	(133,927)	(130,011)
	Perseus Mining, Ltd. (Metals & Mining) (a)	(146,401)	(76,982)
	Regis Resources, Ltd. (Metals & Mining) (a)	(167,567)	(533,186)
	Sandfire Resources NL (Metals & Mining) (a)	(230,993)	(1,135,725)
	Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(1,422,636)	(971,839)
	Sirius Resources NL (Metals & Mining) (a)	(227,465)	(531,588)
	Transpacific Industries Group, Ltd. (Commercial Services & Supplies) (a)	(407,343)	(313,050)
	Virgin Australia Holdings, Ltd. (Airlines) (a)	(644,613)	(263,632)
	Virgin Australia International Holdings Pvt, Ltd. (Airlines) (a)(b)(c)	(444,108)	(3,992)
	Wotif.com Holdings, Ltd. (Internet & Catalog Retail)	(53,208)	(236,739)
			(12,020,412)
	Austria (0.2%)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(2,711)	(320,084)
	Wienerberger A.G. (Building Products)	(5,288)	(69,153)
			(389,237)

	Bermuda (0.1%)
	Golden Ocean Group, Ltd. (Marine) (a)	(127,576)	(137,258)

	China (3.7%)
	Anton Oilfield Services Group (Energy Equipment & Services)	(598,000)	(373,191)
	Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)	(86,000)	(18,629)
	Brilliance China Automotive Holdings, Ltd. (Automobiles) (a)	(354,000)	(422,211)
	Byd Co., Ltd. Class H (Automobiles) (a)	(109,000)	(426,550)
	China Dongxiang Group Co. (Textiles, Apparel & Luxury Goods)	(2,476,000)	(443,762)
	China Foods, Ltd. (Food Products)	(608,000)	(238,321)
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	(385,000)	(209,984)
	China Modern Dairy Holdings, Ltd. (Food Products) (a)	(271,000)	(81,765)
	China Shipping Development Co., Ltd. Class H (Marine) (a)	(724,000)	(314,596)
	China Singyes Solar Technologies Holdings, Ltd. (Construction & Engineering)	(370,000)	(372,118)
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail) (a)	(231,500)	(113,726)
	CPMC Holdings, Ltd. (Containers & Packaging)	(75,000)	(48,836)
	Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(528,000)	(377,843)
	First Tractor Co., Ltd. Class H (Machinery)	(514,000)	(304,864)
	Goodbaby International Holdings, Ltd. (Leisure Equipment & Products)	(758,000)	(290,275)
	Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	(215,000)	(129,461)
	Hidili Industry International Development, Ltd. (Oil, Gas & Consumable Fuels) (a)	(243,000)	(39,478)
	Hollysys Automation Technologies, Ltd. (Electronic Equipment & Instruments) (a)	(33,800)	(459,004)
	Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (a)	(906,000)	(283,870)
	Kingdee International Software Group Co., Ltd. (Software) (a)	(1,016,000)	(213,533)
	Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	(694,000)	(430,417)
	Lonking Holdings, Ltd. (Machinery) (a)	(2,213,000)	(447,987)
	Magic Holdings International, Ltd. (Personal Products) (b)	(207,000)	(122,776)
	Microport Scientific Corp. (Health Care Equipment & Supplies)	(143,000)	(114,870)
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery)	(383,000)	(112,595)
	Shandong Weigao Group Medical Polymer Co., Ltd. (Health Care Equipment & Supplies)	(348,000)	(328,454)
	Sinopec Kantons Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(450,000)	(410,220)
	Sinopec Shanghai Petrochemical Co., Ltd. (Chemicals) (a)	(138,000)	(42,527)
	Vinda International Holdings, Ltd. (Household Products)	(377,000)	(373,811)
	West China Cement, Ltd. (Construction Materials)	(336,000)	(47,223)
	ZTE Corp. Class H (Communications Equipment) (a)	(228,400)	(396,982)
			(7,989,879)
	Denmark (0.4%)
	Chr. Hansen Holding A/S (Chemicals)	(25,625)	(848,184)

	Egypt (0.1%)
	Centamin PLC (Metals & Mining) (a)	(470,895)	(267,055)

	Finland (0.5%)
	Outokumpu Oyj (Metals & Mining) (a)	(1,801,967)	(1,119,514)
	Talvivaara Mining Co. PLC (Metals & Mining) (a)	(69,031)	(11,027)
			(1,130,541)
	France (0.2%)
	Artprice.com (Media) (a)	(11,013)	(272,804)
	Carmat (Health Care Equipment & Supplies) (a)	(251)	(39,406)
	Valneva S.E. (Life Sciences Tools & Services) (a)	(14,846)	(40,152)
			(352,362)
	Germany (3.1%)
	Aixtron A.G. (Semiconductors & Semiconductor Equipment) (a)	(73,426)	(1,158,512)
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	(14,633)	(241,878)
	ElringKlinger A.G. (Auto Components)	(4,652)	(172,451)
	Evotec A.G. (Life Sciences Tools & Services) (a)	(71,243)	(240,736)
	Gerry Weber International A.G. (Textiles, Apparel & Luxury Goods)	(13,739)	(615,318)
	Heidelberger Druckmaschinen A.G. (Machinery) (a)	(111,749)	(276,963)
	Kloeckner & Co. S.E. (Trading Companies & Distributors) (a)	(114,652)	(1,433,451)
	Pfeiffer Vacuum Technology A.G. (Machinery)	(2,318)	(252,374)
	Puma S.E. (Textiles, Apparel & Luxury Goods)	(278)	(77,795)
	SGL Carbon S.E. (Electrical Equipment)	(44,046)	(1,440,011)
	Wacker Chemie A.G. (Chemicals)	(9,323)	(912,106)
			(6,821,595)
	Hong Kong (1.5%)
	Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	(463,000)	(405,952)
	Belle International Holdings, Ltd. (Specialty Retail)	(274,000)	(395,688)
	China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	(1,044,000)	(169,612)
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment) (a)	(942,000)	(337,660)
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	(590,000)	(44,884)
	Esprit Holdings, Ltd. (Specialty Retail)	(800,900)	(1,307,364)
	Hengdeli Holdings, Ltd. (Specialty Retail)	(1,091,200)	(281,397)
	MIE Holdings Corp. (Oil, Gas & Consumable Fuels)	(650,000)	(142,478)
	Value Partners Group, Ltd. (Capital Markets)	(248,000)	(137,500)
			(3,222,535)
	Italy (1.3%)
	Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(88,452)	(230,637)
	Prada S.p.A (Textiles, Apparel & Luxury Goods)	(131,400)	(1,226,644)
	RCS MediaGroup S.p.A. (Media) (a)	(8,624)	(14,766)
	Telecom Italia Media S.p.A. (Media) (a)	(365,022)	(40,306)
	Trevi Finanziaria S.p.A. (Construction & Engineering)	(130)	(1,084)
	Yoox S.p.A. (Internet & Catalog Retail) (a)	(49,774)	(1,306,458)
			(2,819,895)
	Japan (7.8%)
	Akebono Brake Industry Co., Ltd. (Auto Components)	(50,200)	(239,438)
	Aplus Financial Co., Ltd. (Consumer Finance) (a)	(104,300)	(168,312)
	Asahi Co., Ltd. (Specialty Retail)	(19,400)	(310,685)
	Atom Corp. (Hotels, Restaurants & Leisure)	(9,900)	(60,567)
	Bit-isle, Inc. (IT Services)	(18,200)	(163,951)
	Cookpad, Inc. (Media) (a)	(14,500)	(397,784)
	Cosel Co., Ltd. (Electrical Equipment)	(12,500)	(144,393)
	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	(5,000)	(531,611)
	Daiichi Chuo KK (Marine) (a)	(42,000)	(42,897)
	Digital Garage, Inc. (IT Services)	(121)	(477,030)
	Dr Ci:Labo Co., Ltd. (Personal Products)	(110)	(293,678)
	Dwango Co., Ltd. (Software)	(76)	(320,580)
	En-japan, Inc. (Professional Services)	(38)	(67,531)
	Endo Lighting Corp. (Electrical Equipment)	(9,300)	(256,745)
	Financial Products Group Co., Ltd. (Diversified Financial Services)	(16,300)	(193,283)
	Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(24,000)	(256,889)
	Fujita Kanko, Inc. (Hotels, Restaurants & Leisure)	(15,000)	(60,668)
	Fujiya Co., Ltd. (Food Products)	(68,000)	(131,263)
	GMO Payment Gateway, Inc. (IT Services)	(4,800)	(112,315)
	Gun-ei Chemical Industry Co., Ltd. (Chemicals)	(58,000)	(318,701)
	Harmonic Drive Systems, Inc. (Machinery)	(2,500)	(52,829)
	Ichigo Group Holdings Co., Ltd. (Capital Markets)	(411)	(289,644)
	Iino Kaiun Kaisha, Ltd. (Marine)	(24,400)	(129,090)
	Ikyu Corp. (Internet & Catalog Retail)	(229)	(320,193)
	J Trust Co., Ltd. (Consumer Finance)	(10,000)	(209,172)
	Japan Bridge Corp. (Construction & Engineering) (a)	(152,800)	(254,381)
	Japan Drilling Co., Ltd. (Energy Equipment & Services)	(5,000)	(339,087)
	JP-Holdings, Inc. (Diversified Consumer Services)	(42,800)	(260,970)
	Katakura Industries Co., Ltd. (Industrial Conglomerates)	(13,500)	(159,529)
	Kusuri No Aoki Co., Ltd. (Food & Staples Retailing)	(2,700)	(204,616)
	Matsuya Co., Ltd. (Multiline Retail) (a)	(37,300)	(438,487)
	Medinet Co., Ltd. (Life Sciences Tools & Services) (a)	(995)	(431,902)
	Melco Holdings, Inc. (Computers & Peripherals)	(4,700)	(64,612)
	MonotaRO Co., Ltd. (Trading Companies & Distributors)	(14,700)	(341,113)
	NanoCarrier Co., Ltd. (Biotechnology) (a)	(339)	(674,122)
	Nippon Carbide Industries Co., Inc. (Chemicals)	(112,000)	(480,441)
	Nitto Boseki Co., Ltd. (Building Products)	(113,000)	(393,555)
	Oki Electric Industry Co., Ltd. (Electronic Equipment & Instruments) (a)	(390,000)	(752,834)
	Orient Corp. (Consumer Finance) (a)	(283,000)	(777,520)
	OSAKA Titanium Technologies Co. (Metals & Mining)	(43,100)	(839,902)
	Pilot Corp. (Commercial Services & Supplies)	(1,500)	(50,557)
	R-Tech Ueno, Ltd. (Pharmaceuticals)	(8,600)	(183,577)
	Riso Kyoiku Co., Ltd. (Diversified Consumer Services)	(1,924)	(152,489)
	Senshu Ikeda Holdings, Inc. (Commercial Banks)	(87,280)	(441,258)
	Seria Co., Ltd. (Multiline Retail)	(5,900)	(188,612)
	Shin Nippon Biomedical Laboratories, Ltd. (Life Sciences Tools & Services) (a)	(45,200)	(632,458)
	Sparx Group Co., Ltd. (Capital Markets) (a)	(603)	(97,308)
	Start Today Co., Ltd. (Internet & Catalog Retail)	(19,700)	(407,642)
	Sumitomo Mitsui Construction Co., Ltd. (Construction & Engineering) (a)	(312,500)	(255,337)
	Toho Titanium Co., Ltd. (Metals & Mining)	(95,300)	(719,300)
	Tokyotokeiba Co., Ltd. (Hotels, Restaurants & Leisure)	(98,000)	(359,330)
	Topcon Corp. (Electronic Equipment & Instruments)	(31,400)	(346,680)
	Toyo Tanso Co., Ltd. (Electrical Equipment)	(12,500)	(204,269)
	Weathernews, Inc. (Professional Services)	(12,000)	(288,265)
	Yomiuri Land Co., Ltd. (Hotels, Restaurants & Leisure)	(44,000)	(374,344)
	Yumeshin Holdings Co., Ltd. (Construction & Engineering)	(25,200)	(154,170)
			(16,817,916)
	Mongolia (0.1%)
	Mongolian Mining Corp. (Metals & Mining) (a)	(1,177,000)	(244,336)

	Netherlands (0.1%)
	PostNL N.V. (Air Freight & Logistics) (a)	(85,128)	(306,681)

	Norway (1.2%)
	Algeta ASA (Biotechnology) (a)	(15,477)	(634,544)
	Archer, Ltd. (Energy Equipment & Services) (a)	(495,359)	(399,293)
	Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (a)	(24,960)	(366,386)
	ElectroMagnetic GeoServices AS (Energy Equipment & Services) (a)	(118,162)	(186,483)
	Schibsted ASA (Media)	(16,216)	(825,550)
	Tomra Systems ASA (Commercial Services & Supplies)	(11,768)	(107,839)
			(2,520,095)
	Singapore (0.6%)
	Blumont Group, Ltd. (Commercial Services & Supplies) (a)	(300,000)	(326,947)
	Dyna-Mac Holdings, Ltd. (Energy Equipment & Services)	(421,000)	(134,166)
	LionGold Corp., Ltd. (Metals & Mining) (a)	(467,000)	(428,103)
	Tiger Airways Holdings, Ltd. (Airlines) (a)	(73,000)	(34,465)
	Yoma Strategic Holdings, Ltd. (Construction & Engineering) (a)	(613,000)	(417,236)
			(1,340,917)
	Spain (1.6%)
	Fomento de Construcciones y Contratas S.A. (Construction & Engineering)	(113,804)	(1,573,037)
	Jazztel PLC (Diversified Telecommunication Services) (a)	(157,787)	(1,431,599)
	NH Hoteles S.A. (Hotels, Restaurants & Leisure) (a)	(68,220)	(273,177)
	Promotora de Informaciones S.A. Class A (Media) (a)	(289,214)	(71,180)
	Zeltia S.A. (Biotechnology) (a)	(45,826)	(140,828)
			(3,489,821)
	Sweden (0.1%)
	Active Biotech AB (Biotechnology) (a)	(256)	(1,960)
	Axis Communications AB (Communications Equipment)	(3,849)	(109,834)
	CDON Group AB (Internet & Catalog Retail) (a)	(23,815)	(72,707)
			(184,501)
	Switzerland (0.7%)
	Meyer Burger Technology A.G. (Machinery) (a)	(51,801)	(348,157)
	Panalpina Welttransport Holding A.G. (Air Freight & Logistics)	(2,993)	(436,604)
	Rieter Holding A.G. Registered (Machinery) (a)	(4,032)	(802,087)
			(1,586,848)
	United Arab Emirates (0.1%)
	Lamprell PLC (Energy Equipment & Services) (a)	(100,229)	(220,705)

	United Kingdom (2.5%)
	APR Energy PLC (Independent Power Producers & Energy Traders)	(10,391)	(165,977)
	Bumi PLC (Oil, Gas & Consumable Fuels) (a)	(131,608)	(440,459)
	Chemring Group PLC (Aerospace & Defense)	(12,162)	(56,984)
	FirstGroup PLC (Road & Rail)	(547,038)	(831,766)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (a)	(281,197)	(1,005,690)
	London Mining PLC (Metals & Mining) (a)	(64,665)	(90,010)
	Ocado Group PLC (Internet & Catalog Retail) (a)	(186,606)	(872,914)
	Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	(208,852)	(1,195,566)
	Petra Diamonds, Ltd. (Metals & Mining) (a)	(133,945)	(244,517)
	SDL PLC (Software)	(5,710)	(28,817)
	Spirent Communications PLC (Communications Equipment)	(248,912)	(500,206)
			(5,432,906)
	Total Common Stocks Sold Short (Proceeds $(74,945,661))		(68,143,679)

	Rights Sold Short (0.0%)‡
	Austria (0.0%)‡
	Intercell A.G. (a)(b)(c)	(19,159)	(3)

	Total Rights Sold Short (Proceeds $0)		(3)

	Total Investments Sold Short (Proceeds $(74,945,661))	(31.5)%	(68,143,682)

	Total Investments, Net of Investments Sold Short (Cost $175,602,605)	99.5	215,319,206
	Other Assets, Less Liabilities	0.5	1,063,327
	Net Assets	100.0%	$216,382,533

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Fair valued security - The total market value of these securities as of July 31, 2013, is $(142,304), which represents (0.1)% of the Fund's net assets.
(c)	Illiquid security - The total market value of these securities as of July 31, 2013, is $(19,528), which represents less than one-tenth of a percent of the Fund's net assets.
(d)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(e)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Less than one dollar.
(g)	As of July 31, 2013, cost is $253,566,407 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$40,934,092
Gross unrealized depreciation	(11,037,611)
Net unrealized appreciation	$29,896,481

The following abbreviations are used in the above portfolio:
€	-Euro
GDR	-Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$274,816,633	$—	$3,063	$274,819,696
Convertible Preferred Stocks	1,381,923	—	—	1,381,923
Exchange Traded Fund	3,665,606	—	—	3,665,606
Preferred Stocks	1,842,806	—	—	1,842,806
Rights (c)	—	—	33	33
Warrants	15,916	—	—	15,916
Short-Term Investment
Repurchase Agreement	—	1,736,908	—	1,736,908
Total Investments in Securities	$281,722,884	$1,736,908	$3,096	$283,462,888

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (d)	$(67,998,282)	$—	$(145,397)	$(68,143,679)
Rights Sold Short (e)	—	—	(3)	(3)
Total Investments in Securities Sold Short	$(67,998,282)	—	$(145,400)	$(68,143,682)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 securities valued at $10 and $3,053 are held in Australia and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.
(c)	The Level 3 securities valued at less than one dollar and $33 are held in Hong Kong and Italy, respectively, within the Rights section of the Portfolio of Investments.
(d)	The Level 3 securities valued at $(3,992) and $(141,405) are held in Australia and China, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.
(e)	The Level 3 security valued at $(3) is held in Austria, within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

During the period ended July 31, 2013, a foreign equity security with a total value of $(417,251) was transferred from level 3 to level 1. The transfer occurred as a result of the foreign equity security being valued by an independent pricing service as of July 31, 2013.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2013
Common Stocks
Australia	$11	$-	$-	$(1)	$-	$-	$-	$-	$10	$-
Hong Kong	829	-	-	2,224	-	-	-	-	3,053	2,224
Rights
Hong Kong	-	-	-	-	-	-	-	-	0 (a)	-
Italy	-	-	-	33	-	-	-	-	33	33
Common Stocks Sold Short
Australia	(421,861)	-	-	618	-	-	-	417,251	(3,992)	618
China	(18,642)	-	-	1,276	-	(124,039)	-	-	(141,405)	1,276
Rights Sold Short
Austria	-	-	-	(3)	-	-	-	-	(3)	(3)
Total	$(439,663)	$-	$-	$4,147	$-	$(124,039)	$-	$417,251	$(142,304)	$4,148

(a)	Less than one dollar.

MainStay Moderate Allocation Fund

Portfolio of Investments  July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 64.6%
MainStay Cornerstone Growth Fund Class I	501,002	$15,976,951
MainStay Epoch Global Choice Fund Class I (a)	836,749	16,509,067
MainStay Epoch U.S. All Cap Fund Class I (a)	1,446,412	39,067,590
MainStay ICAP Equity Fund Class I	740,240	35,612,969
MainStay ICAP International Fund Class I	558,132	18,223,005
MainStay ICAP Select Equity Fund Class I	10,947	500,406
MainStay International Equity Fund Class I	548,729	7,023,728
MainStay International Opportunities Fund Class I (a)	2,640,472	21,387,822
MainStay Large Cap Growth Fund Class I	3,948,035	36,914,124
MainStay MAP Fund Class I	1,305,917	55,070,537
MainStay Marketfield Fund Class I	614,791	10,758,843
MainStay S&P 500 Index Fund Class I	480,588	18,906,326
MainStay U.S. Equity Opportunities Fund Class I (a)	5,483,538	53,738,669
MainStay U.S. Small Cap Fund Class I (a)	904,038	21,009,840
Total Equity Funds (Cost $267,159,939)		350,699,877

Fixed Income Funds 35.4%
MainStay Floating Rate Fund Class I (a)	4,266,809	40,961,369
MainStay High Yield Corporate Bond Fund Class I	1,141,439	6,894,293
MainStay High Yield Municipal Bond Fund Class I	451,358	4,960,419
MainStay High Yield Opportunities Fund Class I	3,086	37,222
MainStay Indexed Bond Fund Class I	4,702	51,342
MainStay Intermediate Term Bond Fund Class I (a)	9,872,634	105,143,557
MainStay Money Market Fund Class A	5,179,581	5,179,581
MainStay Short Duration High Yield Fund Class I (a)	690,625	6,899,347
MainStay Short Term Bond Fund Class I	401,396	3,841,356
MainStay Unconstrained Bond Fund Class I (a)	1,988,260	18,331,761
Total Fixed Income Funds (Cost $190,407,142)		192,300,247
Total Investments (Cost $457,567,081) (b)	100.0%	543,000,124
Other Assets, Less Liabilities	0.0 ‡	76,959
Net Assets	100.0%	$543,077,083

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $462,989,676 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$87,362,132
Gross unrealized depreciation	(7,351,684)
Net unrealized appreciation	$80,010,448

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$350,699,877	$—	$—	$350,699,877
Fixed Income Funds	192,300,247	—	—	192,300,247
Total Investments	$543,000,124	$—	$—	$543,000,124

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.0% †
Equity Funds 84.3%
MainStay Common Stock Fund Class I	101,642	$1,601,881
MainStay Cornerstone Growth Fund Class I	491,674	15,679,484
MainStay Epoch Global Choice Fund Class I (a)	784,768	15,483,469
MainStay Epoch U.S. All Cap Fund Class I (a)	1,411,208	38,116,729
MainStay ICAP Equity Fund Class I	742,862	35,739,082
MainStay ICAP International Fund Class I	831,475	27,147,660
MainStay ICAP Select Equity Fund Class I	16,674	762,185
MainStay International Equity Fund Class I (a)	818,171	10,472,594
MainStay International Opportunities Fund Class I (a)	3,933,442	31,860,883
MainStay Large Cap Growth Fund Class I	4,285,599	40,070,354
MainStay MAP Fund Class I	1,624,229	68,493,745
MainStay Marketfield Fund Class I	573,577	10,037,589
MainStay S&P 500 Index Fund Class I	459,866	18,091,120
MainStay U.S. Equity Opportunities Fund Class I (a)	6,495,320	63,654,137
MainStay U.S. Small Cap Fund Class I (a)	2,402,578	55,835,904
Total Equity Funds (Cost $327,028,369)		433,046,816

Fixed Income Funds 15.7%
MainStay Floating Rate Fund Class I	3,209,126	30,807,605
MainStay High Yield Corporate Bond Fund Class I	908,159	5,485,280
MainStay High Yield Municipal Bond Fund Class I	276,923	3,043,387
MainStay High Yield Opportunities Fund Class I	2,610	31,474
MainStay Intermediate Term Bond Fund Class I	1,932,445	20,580,542
MainStay Money Market Fund Class A	2,883,647	2,883,647
MainStay Short Duration High Yield Fund Class I (a)	552,130	5,515,780
MainStay Short Term Bond Fund Class I	196,932	1,884,637
MainStay Unconstrained Bond Fund Class I (a)	1,160,271	10,697,701
Total Fixed Income Funds (Cost $78,811,024)		80,930,053
Total Investments (Cost $405,839,393) (b)	100.0%	513,976,869
Other Assets, Less Liabilities	(0.0)‡	(69,643)
Net Assets	100.0%	$513,907,226

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $412,922,609 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$108,984,060
Gross unrealized depreciation	(7,929,800)
Net unrealized appreciation	$101,054,260

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$433,046,816	$—	$—	$433,046,816
Fixed Income Funds	80,930,053	—	—	80,930,053
Total Investments	$513,976,869	$—	$—	$513,976,869

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 94.8% †
	Airport 2.8%
	Port Authority of New York & New Jersey, Consolidated One Hundred Seventy, Revenue Bonds 3.25%, due 7/15/33 (a)	$1,000,000	$760,640
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	600,000	648,756
	6.00%, due 12/1/42	520,000	576,784
			1,986,180
	Appropriation 0.2%
	Hudson Yards Infrastructure Corp., Revenue Bonds Series A, Insured: NATL-RE 4.50%, due 2/15/47	145,000	131,493

	Charter School 1.0%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	746,678

	Dedicated Tax 6.7%
	Guam Government, Business Privilege Tax, Revenue Bonds Series B-1 5.00%, due 1/1/42	905,000	898,176
	Guam Government, Revenue Bonds Series A 5.375%, due 12/1/24	1,000,000	1,049,230
	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series F-1 5.00%, due 5/1/28	500,000	550,105
	New York Convention Center Development Corp., Hotel Unit, Revenue Bonds Insured: AMBAC 5.00%, due 11/15/44	125,000	124,794
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,000,000	980,600
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Series A 5.00%, due 10/1/32	1,200,000	1,176,720
			4,779,625
	General 4.7%
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,002,880
	5.00%, due 8/1/42	1,000,000	980,490
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/36	830,000	739,148
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: ASSURED GTY (zero coupon), due 3/1/40	160,000	34,429
	Insured: ASSURED GTY (zero coupon), due 3/1/44	500,000	84,365
	Insured: ASSURED GTY (zero coupon), due 3/1/46	3,250,000	486,688
	Insured: ASSURED GTY (zero coupon), due 3/1/47	400,000	55,600
			3,383,600
	General Obligation 10.0%
	City of New York, Unlimited General Obligation Series E2 0.04%, due 8/1/21 (b)	800,000	800,000
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	649,798
	Moravia Central School District, General Obligation
	Insured: AGM 4.00%, due 6/15/35	335,000	309,627
	Insured: AGM 4.00%, due 6/15/36	345,000	315,430
	Insured: AGM 4.00%, due 6/15/37	360,000	322,625
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	970,710
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	471,995
	Oyster Bay Public Improvement, Unlimited General Obligation Series B 4.00%, due 12/1/20	100,000	107,855
¤	Ramapo Local Development Corp., Revenue Bonds Insured:MUN GOVT GTD 5.00%, due 3/15/41	2,000,000	1,976,260
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	342,143
	Village of Harrison, NY, Public Improvement, General Obligation
	5.00%, due 12/15/24	395,000	443,352
	5.00%, due 12/15/25	365,000	401,387
			7,111,182
	Higher Education 20.7%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series: A 5.375%, due 10/1/41	855,000	892,295
¤	Dutchess County Industrial Development Agency, Bard College, Revenue Bonds Series A-1 5.00%, due 8/1/46	2,015,000	1,914,351
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,014,800
	Geneva Development Corp., Hobart & William Smith College, Revenue Bonds 5.00%, due 9/1/32	1,500,000	1,567,875
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	489,155
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,065,080
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	351,450
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	340,000	344,148
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	477,950
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	576,906
	Series B 5.00%, due 7/1/32	390,000	374,989
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	815,000	809,417
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,501,470
	New York State Dormitory Authority, Pace University, Revenue Bonds Series A 5.00%, due 5/1/29	1,100,000	1,104,125
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	520,755
¤	Troy Capital Resource Corp., Rensselaer Polytechnic-A, Revenue Bonds
	5.00%, due 9/1/30	465,000	482,377
	5.125%, due 9/1/40	1,285,000	1,308,233
			14,795,376
	Hospital 5.5%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	1,951,640
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds Series A 5.00%, due 12/1/32	540,000	542,160
	Onondaga Civic Development Corp., St. Joseph Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	1,000,000	879,000
	5.00%, due 7/1/42	500,000	450,660
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	125,000	125,863
			3,949,323
	Housing 2.4%
	New York State Housing Finance Agency, Affordable Housing, Revenue Bonds Series B 4.85%, due 11/1/41	1,000,000	969,000
	Southampton Housing Authority, Revenue Bonds
	3.00%, due 5/15/32	425,000	350,404
	3.125%, due 5/15/35	315,000	248,519
	3.25%, due 5/15/37	200,000	156,544
			1,724,467
	Industrial Development / Pollution Control 20.1%
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	700,000	683,956
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,466,025
	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.03%, due 12/1/35 (b)	1,025,000	1,025,000
¤	New York City Trust for Cultural Resources, Wildlife Conservation Society, Revenue Bonds
	Series A 5.00%, due 8/1/33	1,000,000	1,044,010
	Series A 5.00%, due 8/1/42	1,975,000	2,021,847
	New York Liberty Development Corp., 4 World Trade Center Project, Revenue Bonds 5.75%, due 11/15/51	1,500,000	1,627,335
¤	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,110,700
	Class 3 6.375%, due 7/15/49	545,000	594,044
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds 5.50%, due 10/1/37	365,000	390,408
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,043,557
	Class 3 5.00%, due 3/15/44	500,000	466,640
	Niagara Area Development Corp., Covanta Energy Project, Revenue Bonds 5.25%, due 11/1/42 (a)	1,000,000	882,120
¤	Syracuse Industrial Development Agency, University Project, Revenue Bonds Series A-1 0.02%, due 7/1/37 (b)	2,000,000	2,000,000
			14,355,642
	Life Care 3.3%
	Tompkins County Development Corp., Kendall at Ithaca, Inc. Project, Revenue Bonds 4.50%, due 7/1/42	770,000	652,744
¤	Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds 5.00%, due 1/1/34	1,750,000	1,698,708
			2,351,452
	Multi Family Housing 3.2%
	Housing Development Corp., College of Staten Island Residence, Revenue Bonds Insured: AGM 4.10%, due 7/1/42	1,000,000	888,990
	Housing Development Corp., Revenue Bonds
	Series D-1-A 4.00%, due 5/1/32	1,000,000	899,470
	Series D-1-B 4.20%, due 5/1/37	500,000	460,790
			2,249,250
	Public Power 1.7%
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	250,000	253,658
	Series A 5.00%, due 10/1/34	1,000,000	970,700
			1,224,358
	State General Obligation 1.5%
	Guam Government, Unlimited General Obligation Series A 7.00%, due 11/15/39	1,000,000	1,062,910

	Tobacco Settlement 6.9%
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset Backed, Revenue Bonds 5.625%, due 6/1/47	675,000	525,582
¤	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,000,000	801,980
	Series A-3 5.125%, due 6/1/46	1,150,000	896,057
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds Series A 5.00%, due 6/1/42	485,000	382,607
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 5.25%, due 6/1/37	1,000,000	968,230
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	1,205,000	916,788
	Series 1 5.125%, due 6/1/42	560,000	406,901
			4,898,145
	Transportation 2.7%
	Metropolitan Transportation Authority, Revenue Bonds Series E 5.00%, due 11/15/42	890,000	895,189
	Triborough Bridge & Tunnel Authority, Revenue Bonds 5.25%, due 11/15/30	1,020,000	1,034,759
			1,929,948
	Water 1.4%
	Guam Government, Waterworks Authority, Revenue Bonds 5.875%, due 7/1/35	1,000,000	1,012,110
	Total Municipal Bonds (Cost $72,514,303)		67,691,739

		Shares
	Unaffiliated Investment Company 0.3%
	New York 0.3%
	Nuveen New York AMT-Free Municipal Income Fund	17,036	210,394

	Total Unaffiliated Investment Company (Cost $255,425)		210,394
	Total Investments (Cost $72,769,728) (e)	95.1%	67,902,133
	Other Assets, Less Liabilities	4.9	3,500,011
	Net Assets	100.0%	$71,402,144

		Contracts Short	Unrealized Appreciation (Depreciation) (c)
	Futures Contracts 0.3%
	United States Treasury Notes September 2013 (10 Year) (d)	(85)	$236,232
	Total Futures Contracts (Settlement Value $(10,747,188))		$236,232

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2013. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities is subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2013.
(c)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(d)	As of July 31, 2013, cash in the amount of $125,375 is on deposit with the broker for futures transactions.
(e)	As of July 31, 2013, cost is $72,769,728 for federal income tax purposes and net unrealized depreciation is as follows:

Gross unrealized appreciation	$176,412
Gross unrealized depreciation	(5,044,007)
Net unrealized depreciation	$(4,867,595)

The following abbreviations are used in the above portfolio:
ACA	-ACA Financial Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-Ambac Assurance Corp.
GTY	-Assured Guaranty Corp.
NATL-RE	-National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$67,691,739	$—	$67,691,739
Unaffiliated Investment Companies	210,394	—	—	210,394
Total Investments in Securities	210,394	67,691,739	$—	67,902,133
Other Financial Instruments
Futures Contracts Short (b)	236,232	—	—	236,232
Total Other Financial Instruments	236,232	—	—	236,232
Total Investments in Securities and Other Financial Instruments	$446,626	$67,691,739	$—	$68,138,365

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for this security reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund
Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 91.0% †
Equity Funds 39.1%
MainStay Common Stock Fund Class I	214,436	$3,379,505
MainStay Cornerstone Growth Fund Class I	37,972	1,210,925
MainStay Epoch International Small Cap Fund Class I	31,799	664,592
MainStay Epoch U.S. All Cap Fund Class I	107,080	2,892,220
MainStay ICAP Equity Fund Class I	46,705	2,247,001
MainStay ICAP International Fund Class I	36,195	1,181,769
MainStay ICAP Select Equity Fund Class I	1,285	58,731
MainStay International Equity Fund Class I	40,459	517,869
MainStay Large Cap Growth Fund Class I	254,691	2,381,361
MainStay MAP Fund Class I	84,647	3,569,546
MainStay S&P 500 Index Fund Class I	76,044	2,991,590

Total Equity Funds (Cost $16,306,793)		21,095,109

Fixed Income Funds 51.9%
MainStay Floating Rate Fund Class I	263,299	2,527,671
MainStay High Yield Corporate Bond Fund Class I	131,316	793,148
MainStay High Yield Municipal Bond Fund Class I	49,046	539,013
MainStay Indexed Bond Fund Class I	847,709	9,256,982
MainStay Intermediate Term Bond Fund Class I	1,197,479	12,753,153
MainStay Money Market Fund Class A	540,557	540,557
MainStay Short Duration High Yield Fund Class I	107,952	1,078,437
MainStay Short Term Bond Fund Class I	52,998	507,186

Total Fixed Income Funds (Cost $28,263,908)		27,996,147

Total Affiliated Investment Companies (Cost $44,570,701)		49,091,256

Unaffiliated Investment Companies 8.9%
Equity Funds 5.8%
iShares Russell 2000 Index ETF	10,543	1,092,993
Vanguard FTSE Emerging Markets ETF	51,565	2,015,160

Total Equity Funds (Cost $2,953,306)		3,108,153

Fixed Income Funds 3.1%
iShares Barclays TIPS Bond Fund ETF	9,957	1,123,847
Market Vectors Emerging Markets Local Currency Bond ETF	23,398	572,081

Total Fixed Income Funds (Cost $1,710,302)		1,695,928

Total Unaffiliated Investment Companies (Cost $4,663,608)		4,804,081

Total Investments (Cost $49,234,309) (a)	99.9%	53,895,337
Other Assets, Less Liabilities	0.1	55,647
Net Assets	100.0%	$53,950,984

†	Percentages indicated are based on Fund net assets.

(a)	As of July 31, 2013, cost is $49,816,456 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$5,071,825
Gross unrealized depreciation	(992,944)
Net unrealized appreciation	$4,078,881

The following abbreviations are used in the above portfolio:
ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$21,095,109	$—	$—	$21,095,109
Fixed Income Funds	27,996,147	—	—	27,996,147
Total Affiliated Investment Companies	49,091,256	—	—	49,091,256
Unaffiliated Investment Companies
Equity Funds	3,108,153	—	—	3,108,153
Fixed Income Funds	1,695,928	—	—	1,695,928
Total Unaffiliated Investment Companies	4,804,081	—	—	4,804,081
Total Investments	$53,895,337	$—	$—	$53,895,337

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 89.2% †
Equity Funds 53.8%
MainStay Common Stock Fund Class I (a)	520,475	$8,202,684
MainStay Cornerstone Growth Fund Class I	88,342	2,817,217
MainStay Epoch International Small Cap Fund Class I	101,861	2,128,900
MainStay Epoch U.S. All Cap Fund Class I	257,109	6,944,501
MainStay ICAP Equity Fund Class I	123,460	5,939,644
MainStay ICAP International Fund Class I	137,021	4,473,742
MainStay ICAP Select Equity Fund Class I	4,694	214,560
MainStay International Equity Fund Class I	151,555	1,939,901
MainStay Large Cap Growth Fund Class I	646,315	6,043,041
MainStay MAP Fund Class I	223,353	9,418,781
MainStay S&P 500 Index Fund Class I	224,537	8,833,301

Total Equity Funds (Cost $44,365,999)		56,956,272

Fixed Income Funds 35.4%
MainStay Floating Rate Fund Class I	482,309	4,630,167
MainStay High Yield Corporate Bond Fund Class I	69,116	417,464
MainStay High Yield Municipal Bond Fund Class I	94,236	1,035,656
MainStay Indexed Bond Fund Class I	448,311	4,895,560
MainStay Intermediate Term Bond Fund Class I	2,128,287	22,666,254
MainStay Money Market Fund Class A	1,057,986	1,057,986
MainStay Short Duration High Yield Fund Class I	206,790	2,065,831
MainStay Short Term Bond Fund Class I	77,362	740,359

Total Fixed Income Funds (Cost $37,902,010)		37,509,277

Total Affiliated Investment Companies (Cost $82,268,009)		94,465,549

Unaffiliated Investment Companies 10.9%
Equity Funds 9.0%
iShares Russell 2000 Index ETF	39,465	4,091,337
Vanguard FTSE Emerging Markets ETF	140,449	5,488,747

Total Equity Funds (Cost $9,153,892)		9,580,084

Fixed Income Funds 1.9%
iShares Barclays TIPS Bond Fund ETF	12,376	1,396,879
Market Vectors Emerging Markets Local Currency Bond ETF	23,107	564,966

Total Fixed Income Funds (Cost $1,976,212)		1,961,845

Total Unaffiliated Investment Companies (Cost $11,130,104)		11,541,929

Total Investments (Cost $93,398,113) (b)	100.1%	106,007,478
Other Assets, Less Liabilities	(0.1)	(126,305)
Net Assets	100.0%	$105,881,173

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $94,477,982 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,359,060
Gross unrealized depreciation	(1,829,564)
Net unrealized appreciation	$11,529,496

     The following abbreviations are used in the above portfolio:

ETF	-Exchange Traded Fund
TIPS	-Treasury Inflation Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$56,956,272	$—	$—	$56,956,272
Fixed Income Funds	37,509,277	—	—	37,509,277
Total Affiliated Investment Companies	94,465,549	—	—	94,465,549
Unaffiliated Investment Companies
Equity Funds	9,580,084	—	—	9,580,084
Fixed Income Funds	1,961,845	—	—	1,961,845
Total Unaffiliated Investment Companies	11,541,929	—	—	11,541,929
Total Investments	$106,007,478	$—	$—	$106,007,478

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 87.7% †
Equity Funds 68.0%
MainStay Common Stock Fund Class I (a)	833,885	$13,142,031
MainStay Cornerstone Growth Fund Class I	128,573	4,100,185
MainStay Epoch International Small Cap Fund Class I	168,804	3,527,994
MainStay Epoch U.S. All Cap Fund Class I	379,373	10,246,876
MainStay ICAP Equity Fund Class I	179,880	8,654,007
MainStay ICAP International Fund Class I	258,884	8,452,558
MainStay ICAP Select Equity Fund Class I	7,392	337,894
MainStay International Equity Fund Class I	283,657	3,630,809
MainStay Large Cap Growth Fund Class I	940,119	8,790,117
MainStay MAP Fund Class I	355,910	15,008,718
MainStay S&P 500 Index Fund Class I	324,503	12,765,961

Total Equity Funds (Cost $69,071,497)		88,657,150

Fixed Income Funds 19.7%
MainStay Floating Rate Fund Class I	672,319	6,454,258
MainStay High Yield Corporate Bond Fund Class I	34,410	207,834
MainStay High Yield Municipal Bond Fund Class I	115,776	1,272,375
MainStay Intermediate Term Bond Fund Class I	1,243,003	13,237,980
MainStay Money Market Fund Class A	1,309,171	1,309,171
MainStay Short Duration High Yield Fund Class I	231,802	2,315,697
MainStay Short Term Bond Fund Class I	88,384	845,836

Total Fixed Income Funds (Cost $25,743,474)		25,643,151

Total Affiliated Investment Companies (Cost $94,814,971)		114,300,301

Unaffiliated Investment Companies 12.9%
Equity Funds 11.8%
iShares Russell 2000 Index ETF	74,459	7,719,165
Vanguard FTSE Emerging Markets ETF	196,136	7,664,995

Total Equity Funds (Cost $13,912,866)		15,384,160

Fixed Income Fund 1.1%
Market Vectors Emerging Markets Local Currency Bond ETF	57,096	1,395,997

Total Fixed Income Fund (Cost $1,471,839)		1,395,997

Total Unaffiliated Investment Companies (Cost $15,384,705)		16,780,157

Total Investments (Cost $110,199,676) (b)	100.6%	131,080,458
Other Assets, Less Liabilities	(0.6)	(841,164)
Net Assets	100.0%	$130,239,294

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $112,428,464 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$21,533,524
Gross unrealized depreciation	(2,881,530)
Net unrealized appreciation	$18,651,994

     The following abbreviation is used in the above portfolio:

ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$88,657,150	$—	$—	$88,657,150
Fixed Income Funds	25,643,151	—	—	25,643,151
Total Affiliated Investment Companies	114,300,301	—	—	114,300,301
Unaffiliated Investment Companies
Equity Funds	15,384,160	—	—	15,384,160
Fixed Income Fund	1,395,997	—	—	1,395,997
Total Unaffiliated Investment Companies	16,780,157	—	—	16,780,157
Total Investments	$131,080,458	$—	$—	$131,080,458

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.7% †
Equity Funds 74.7%
MainStay Common Stock Fund Class I (a)	669,817	$10,556,309
MainStay Cornerstone Growth Fund Class I	103,577	3,303,061
MainStay Epoch International Small Cap Fund Class I	135,274	2,827,227
MainStay Epoch U.S. All Cap Fund Class I	288,071	7,780,801
MainStay ICAP Equity Fund Class I	118,736	5,712,394
MainStay ICAP International Fund Class I	212,961	6,953,166
MainStay ICAP Select Equity Fund Class I	6,384	291,796
MainStay International Equity Fund Class I	234,834	3,005,870
MainStay Large Cap Growth Fund Class I	581,874	5,440,526
MainStay MAP Fund Class I	281,296	11,862,239
MainStay S&P 500 Index Fund Class I	232,186	9,134,206

Total Equity Funds (Cost $52,897,718)		66,867,595

Fixed Income Funds 10.0%
MainStay Floating Rate Fund Class I	315,811	3,031,787
MainStay High Yield Corporate Bond Fund Class I	2,950	17,816
MainStay High Yield Municipal Bond Fund Class I	48,795	536,259
MainStay Intermediate Term Bond Fund Class I	382,091	4,069,274
MainStay Money Market Fund Class A	710,505	710,505
MainStay Short Duration High Yield Fund Class I	32,205	321,731
MainStay Short Term Bond Fund Class I	31,876	305,058

Total Fixed Income Funds (Cost $9,028,628)		8,992,430

Total Affiliated Investment Companies (Cost $61,926,346)		75,860,025

Unaffiliated Investment Companies 16.3%
Equity Funds 16.0%
iShares Russell 2000 Index ETF	81,674	8,467,143
Vanguard FTSE Emerging Markets ETF	150,259	5,872,122

Total Equity Funds (Cost $12,446,731)		14,339,265

Fixed Income Fund 0.3%
Market Vectors Emerging Markets Local Currency Bond ETF	11,416	279,121

Total Fixed Income Fund (Cost $287,280)		279,121

Total Unaffiliated Investment Companies (Cost $12,734,011)		14,618,386

Total Investments (Cost $74,660,357) (b)	101.0%	90,478,411
Other Assets, Less Liabilities	(1.0)	(891,397)
Net Assets	100.0%	$89,587,014

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $76,132,376 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$16,232,636
Gross unrealized depreciation	(1,886,601)
Net unrealized appreciation	$14,346,035

     The following abbreviation is used in the above portfolio:

ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$66,867,595	$—	$—	$66,867,595
Fixed Income Funds	8,992,430	—	—	8,992,430
Total Affiliated Investment Companies	75,860,025	—	—	75,860,025
Unaffiliated Investment Companies
Equity Funds	14,339,265	—	—	14,339,265
Fixed Income Fund	279,121	—	—	279,121
Total Unaffiliated Investment Companies	14,618,386	—	—	14,618,386
Total Investments	$90,478,411	$—	$—	$90,478,411

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments July 31, 2013 (Unaudited)

	Shares	Value
Affiliated Investment Companies 83.0% †
Equity Funds 77.4%
MainStay Common Stock Fund Class I (a)	434,293	$6,844,459
MainStay Cornerstone Growth Fund Class I	77,483	2,470,930
MainStay Epoch International Small Cap Fund Class I	86,808	1,814,295
MainStay Epoch U.S. All Cap Fund Class I	239,976	6,481,748
MainStay ICAP Equity Fund Class I	45,456	2,186,908
MainStay ICAP International Fund Class I	140,606	4,590,800
MainStay ICAP Select Equity Fund Class I	3,187	145,687
MainStay International Equity Fund Class I	154,960	1,983,493
MainStay Large Cap Growth Fund Class I	300,962	2,813,992
MainStay MAP Fund Class I	173,314	7,308,648
MainStay S&P 500 Index Fund Class I	118,381	4,657,101

Total Equity Funds (Cost $33,361,336)		41,298,061

Fixed Income Funds 5.6%
MainStay Floating Rate Fund Class I	78,368	752,335
MainStay High Yield Municipal Bond Fund Class I	10,955	120,396
MainStay Intermediate Term Bond Fund Class I	182,573	1,944,401
MainStay Money Market Fund Class A	72,669	72,669
MainStay Short Term Bond Fund Class I	9,591	91,791

Total Fixed Income Funds (Cost $3,006,816)		2,981,592

Total Affiliated Investment Companies (Cost $36,368,152)		44,279,653

Unaffiliated Investment Companies 17.8%
Equity Funds 17.5%
iShares Russell 2000 Index ETF	55,587	5,762,705
Vanguard FTSE Emerging Markets ETF	91,491	3,575,468

Total Equity Funds (Cost $8,018,265)		9,338,173

Fixed Income Fund 0.3%
Market Vectors Emerging Markets Local Currency Bond ETF	5,945	145,355

Total Fixed Income Fund (Cost $150,112)		145,355

Total Unaffiliated Investment Companies (Cost $8,168,377)		9,483,528

Total Investments (Cost $44,536,529) (b)	100.8%	53,763,181
Other Assets, Less Liabilities	(0.8)	(447,001)
Net Assets	100.0%	$53,316,180

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2013, cost is $45,571,282 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$9,448,693
Gross unrealized depreciation	(1,256,794)
Net unrealized appreciation	$8,191,899

    The following abbreviation is used in the above portfolio:

ETF	-Exchange Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$41,298,061	$—	$—	$41,298,061
Fixed Income Funds	2,981,592	—	—	2,981,592
Total Affiliated Investment Companies	44,279,653	—	—	44,279,653
Unaffiliated Investment Companies
Equity Funds	9,338,173	—	—	9,338,173
Fixed Income Fund	145,355	—	—	145,355
Total Unaffiliated Investment Companies	9,483,528	—	—	9,483,528
Total Investments	$53,763,181	$—	$—	$53,763,181

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Aerospace & Defense 2.5%
	Boeing Co. (The)	79,792	$8,386,139
	General Dynamics Corp.	38,619	3,295,745
	Honeywell International, Inc.	91,942	7,629,347
	L-3 Communications Holdings, Inc.	10,653	992,327
	Lockheed Martin Corp.	31,077	3,732,969
	Northrop Grumman Corp.	27,481	2,529,901
	Precision Castparts Corp.	17,109	3,793,408
	Raytheon Co.	38,031	2,732,147
	Rockwell Collins, Inc.	15,964	1,136,158
	Textron, Inc.	32,520	890,398
	United Technologies Corp.	98,833	10,433,800
			45,552,339
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	18,809	1,121,393
	Expeditors International of Washington, Inc.	24,539	989,413
	FedEx Corp.	34,437	3,650,322
	United Parcel Service, Inc. Class B	83,028	7,206,830
			12,967,958
	Airlines 0.1%
	Southwest Airlines Co.	85,108	1,177,044

	Auto Components 0.4%
	BorgWarner, Inc. (a)	13,661	1,303,669
	Delphi Automotive PLC	33,978	1,825,298
	Goodyear Tire & Rubber Co. (The) (a)	28,500	527,250
	Johnson Controls, Inc.	79,651	3,202,767
			6,858,984
	Automobiles 0.7%
	Ford Motor Co.	458,475	7,739,058
	General Motors Co. (a)	89,960	3,226,865
	Harley-Davidson, Inc.	26,192	1,486,920
			12,452,843
	Beverages 2.2%
	Beam, Inc.	18,907	1,228,766
	Brown-Forman Corp. Class B	17,637	1,278,859
	Coca-Cola Co. (The)	447,592	17,939,487
	Coca-Cola Enterprises, Inc.	30,103	1,130,067
	Constellation Brands, Inc. Class A (a)	17,823	928,400
	Dr. Pepper Snapple Group, Inc.	23,803	1,112,552
	Molson Coors Brewing Co. Class B	18,122	907,187
	Monster Beverage Corp. (a)	16,835	1,026,767
	PepsiCo., Inc.	180,526	15,081,142
			40,633,227
	Biotechnology 2.1%
	Alexion Pharmaceuticals, Inc. (a)	22,672	2,635,167
	Amgen, Inc.	87,484	9,473,642
	Biogen Idec, Inc. (a)	27,657	6,032,821
	Celgene Corp. (a)	48,744	7,158,544
	Gilead Sciences, Inc. (a)	177,954	10,935,273
	Regeneron Pharmaceuticals, Inc. (a)	8,915	2,407,585
			38,643,032
	Building Products 0.0%‡
	Masco Corp.	41,592	853,468

	Capital Markets 2.1%
	Ameriprise Financial, Inc.	23,550	2,095,950
	Bank of New York Mellon Corp.	135,631	4,265,595
	BlackRock, Inc.	14,638	4,127,331
	Charles Schwab Corp. (The)	128,635	2,841,547
	E*TRADE Financial Corp. (a)	33,268	495,693
	Franklin Resources, Inc.	48,288	2,360,317
	Goldman Sachs Group, Inc. (The)	50,365	8,261,371
	Invesco, Ltd.	51,872	1,669,760
	Legg Mason, Inc.	13,049	448,755
	Morgan Stanley	160,338	4,362,797
	Northern Trust Corp.	25,496	1,492,536
	State Street Corp.	53,405	3,720,726
	T. Rowe Price Group, Inc.	30,276	2,277,966
			38,420,344
	Chemicals 2.3%
	Air Products & Chemicals, Inc.	24,269	2,636,584
	Airgas, Inc.	7,714	796,162
	CF Industries Holdings, Inc.	6,927	1,357,761
	Dow Chemical Co. (The)	141,350	4,952,904
	E.I. du Pont de Nemours & Co.	107,729	6,214,886
	Eastman Chemical Co.	18,115	1,456,989
	Ecolab, Inc.	30,989	2,855,327
	FMC Corp.	15,992	1,058,031
	International Flavors & Fragrances, Inc.	9,489	765,573
	LyondellBasell Industries, N.V. Class A	44,193	3,036,501
	Monsanto Co.	62,383	6,162,193
	Mosaic Co. (The)	32,343	1,328,974
	PPG Industries, Inc.	16,666	2,673,893
	Praxair, Inc.	34,561	4,153,195
	Sherwin-Williams Co. (The)	10,032	1,747,273
	Sigma-Aldrich Corp.	14,066	1,175,355
			42,371,601
	Commercial Banks 2.8%
	BB&T Corp.	81,998	2,926,509
	Comerica, Inc.	21,937	933,200
	Fifth Third Bancorp	102,312	1,967,460
	Huntington Bancshares, Inc.	100,045	855,385
	KeyCorp	107,991	1,327,209
	M&T Bank Corp.	14,188	1,658,010
	PNC Financial Services Group, Inc. (The)	61,662	4,689,395
	Regions Financial Corp.	164,608	1,647,726
	SunTrust Banks, Inc.	62,713	2,181,785
	U.S. Bancorp	216,145	8,066,531
¤	Wells Fargo & Co.	575,600	25,038,600
	Zions Bancorp.	21,447	635,689
			51,927,499
	Commercial Services & Supplies 0.5%
	ADT Corp. (The) (a)	25,764	1,032,621
	Cintas Corp.	12,170	578,197
	Iron Mountain, Inc.	19,844	551,663
	Pitney Bowes, Inc.	23,365	385,756
	Republic Services, Inc.	34,894	1,183,256
	Stericycle, Inc. (a)	10,148	1,176,559
	Tyco International, Ltd.	54,347	1,891,819
	Waste Management, Inc.	51,301	2,156,181
			8,956,052
	Communications Equipment 1.9%
	Cisco Systems, Inc.	624,527	15,956,665
	F5 Networks, Inc. (a)	9,206	807,919
	Harris Corp.	12,825	731,923
	JDS Uniphase Corp. (a)	26,997	396,046
	Juniper Networks, Inc. (a)	59,160	1,281,997
	Motorola Solutions, Inc.	31,745	1,740,578
	QUALCOMM, Inc.	201,911	13,033,355
			33,948,483
	Computers & Peripherals 3.8%
¤	Apple, Inc.	109,688	49,633,820
	Dell, Inc.	171,508	2,173,007
	EMC Corp.	245,868	6,429,448
	Hewlett-Packard Co.	225,366	5,787,399
	NetApp, Inc.	41,806	1,719,063
	SanDisk Corp. (a)	28,435	1,567,337
	Seagate Technology PLC	37,333	1,527,293
	Western Digital Corp.	24,861	1,600,551
			70,437,918
	Construction & Engineering 0.1%
	Fluor Corp.	18,996	1,188,390
	Jacobs Engineering Group, Inc. (a)	15,108	894,393
	Quanta Services, Inc. (a)	24,881	667,060
			2,749,843
	Construction Materials 0.0%‡
	Vulcan Materials Co.	15,068	710,908

	Consumer Finance 0.9%
	American Express Co.	111,695	8,239,740
	Capital One Financial Corp.	68,059	4,697,432
	Discover Financial Services	57,310	2,837,418
	SLM Corp.	51,989	1,284,649
			17,059,239
	Containers & Packaging 0.2%
	Avery Dennison Corp.	11,823	528,843
	Ball Corp.	17,670	791,439
	Bemis Co., Inc.	12,030	495,516
	MeadWestvaco Corp.	20,211	746,796
	Owens-Illinois, Inc. (a)	19,229	572,063
	Sealed Air Corp.	22,642	616,768
			3,751,425
	Distributors 0.1%
	Genuine Parts Co.	18,065	1,481,149

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	31,574	992,371

	Diversified Financial Services 3.9%
	Bank of America Corp.	1,259,771	18,392,656
	Citigroup, Inc.	355,585	18,540,202
	CME Group, Inc.	35,791	2,647,818
	IntercontinentalExchange, Inc. (a)	8,475	1,546,264
	JPMorgan Chase & Co.	441,685	24,615,105
	Leucadia National Corp.	34,531	926,467
	McGraw Hill Financial, Inc.	32,031	1,981,438
	Moody's Corp.	22,523	1,526,384
	NASDAQ OMX Group, Inc. (The)	13,804	447,249
	NYSE Euronext	28,664	1,208,474
			71,832,057
	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	628,695	22,174,073
	CenturyLink, Inc.	71,281	2,555,424
	Frontier Communications Corp.	116,296	507,050
	Verizon Communications, Inc.	334,106	16,531,565
	Windstream Corp.	68,471	571,733
			42,339,845
	Electric Utilities 1.8%
	American Electric Power Co., Inc.	56,472	2,617,477
	Duke Energy Corp.	82,368	5,848,128
	Edison International	37,947	1,891,658
	Entergy Corp.	20,648	1,393,740
	Exelon Corp.	99,944	3,057,287
	FirstEnergy Corp.	48,708	1,854,314
	NextEra Energy, Inc.	49,622	4,297,762
	Northeast Utilities	36,546	1,623,008
	Pepco Holdings, Inc.	28,997	595,888
	Pinnacle West Capital Corp.	12,758	751,446
	PPL Corp.	73,857	2,346,437
	Southern Co. (The)	101,910	4,569,644
	Xcel Energy, Inc.	58,196	1,742,970
			32,589,759
	Electrical Equipment 0.7%
	Eaton Corp. PLC	55,068	3,796,939
	Emerson Electric Co.	84,005	5,155,387
	Rockwell Automation, Inc.	16,220	1,570,907
	Roper Industries, Inc.	11,621	1,463,781
			11,987,014
	Electronic Equipment & Instruments 0.4%
	Amphenol Corp. Class A	18,756	1,473,471
	Corning, Inc.	172,110	2,614,351
	FLIR Systems, Inc.	16,606	539,197
	Jabil Circuit, Inc.	21,791	500,975
	Molex, Inc.	16,033	478,264
	TE Connectivity, Ltd.	48,621	2,481,616
			8,087,874
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	51,644	2,449,475
	Cameron International Corp. (a)	28,972	1,718,039
	Diamond Offshore Drilling, Inc.	8,096	545,994
	Ensco PLC Class A	27,023	1,549,499
	FMC Technologies, Inc. (a)	27,767	1,479,981
	Halliburton Co.	108,921	4,922,140
	Helmerich & Payne, Inc.	12,308	777,866
	Nabors Industries, Ltd.	33,818	520,459
	National Oilwell Varco, Inc.	49,931	3,503,658
	Noble Corp.	29,420	1,123,844
	Rowan Cos. PLC Class A (a)	14,465	496,873
	Schlumberger, Ltd.	155,261	12,627,377
			31,715,205
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	50,922	5,972,641
	CVS Caremark Corp.	143,080	8,797,989
	Kroger Co. (The)	60,600	2,379,762
	Safeway, Inc.	27,894	719,386
	Sysco Corp.	69,460	2,397,065
	Wal-Mart Stores, Inc.	191,453	14,921,847
	Walgreen Co.	100,756	5,062,989
	Whole Foods Market, Inc.	40,000	2,223,200
			42,474,879
	Food Products 1.6%
	Archer-Daniels-Midland Co.	76,707	2,797,504
	Campbell Soup Co.	20,982	981,958
	ConAgra Foods, Inc.	48,707	1,763,680
	General Mills, Inc.	75,511	3,926,572
	Hershey Co. (The)	17,444	1,654,912
	Hormel Foods Corp.	15,613	661,211
	J.M. Smucker Co. (The)	12,537	1,410,663
	Kellogg Co.	29,700	1,967,328
	Kraft Foods Group, Inc.	69,263	3,918,901
	McCormick & Co., Inc.	15,447	1,106,160
	Mead Johnson Nutrition Co.	23,737	1,729,003
	Mondelez International, Inc. Class A	208,527	6,520,639
	Tyson Foods, Inc. Class A	33,749	932,147
			29,370,678
	Gas Utilities 0.1%
	AGL Resources, Inc.	13,685	626,636
	ONEOK, Inc.	23,883	1,264,605
			1,891,241
	Health Care Equipment & Supplies 2.0%
	Abbott Laboratories	182,166	6,672,741
	Baxter International, Inc.	63,331	4,625,696
	Becton, Dickinson & Co.	22,672	2,351,540
	Boston Scientific Corp. (a)	157,652	1,721,560
	C.R. Bard, Inc.	8,760	1,003,896
	CareFusion Corp. (a)	25,843	996,765
	Covidien PLC	55,178	3,400,620
	DENTSPLY International, Inc.	16,745	718,026
	Edwards Lifesciences Corp. (a)	13,200	942,216
	Intuitive Surgical, Inc. (a)	4,691	1,820,108
	Medtronic, Inc.	118,033	6,520,143
	St. Jude Medical, Inc.	33,420	1,750,874
	Stryker Corp.	33,675	2,372,740
	Varian Medical Systems, Inc. (a)	12,901	935,322
	Zimmer Holdings, Inc.	19,675	1,642,469
			37,474,716
	Health Care Providers & Services 2.0%
	Aetna, Inc.	44,395	2,848,827
	AmerisourceBergen Corp.	26,913	1,568,221
	Cardinal Health, Inc.	39,727	1,989,925
	Cigna Corp.	33,342	2,595,008
	DaVita HealthCare Partners, Inc. (a)	9,866	1,148,501
	Express Scripts Holding Co. (a)	95,394	6,253,077
	Humana, Inc.	18,398	1,679,001
	Laboratory Corporation of America Holdings (a)	10,883	1,052,821
	McKesson Corp.	26,522	3,253,189
	Patterson Cos., Inc.	9,572	391,399
	Quest Diagnostics, Inc.	18,492	1,078,269
	Tenet Healthcare Corp. (a)	12,133	541,738
	UnitedHealth Group, Inc.	119,196	8,683,429
	WellPoint, Inc.	35,154	3,007,776
			36,091,181
	Health Care Technology 0.1%
	Cerner Corp. (a)	33,884	1,660,316

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	52,093	1,929,004
	Chipotle Mexican Grill, Inc. (a)	3,628	1,495,716
	Darden Restaurants, Inc.	14,930	732,316
	International Game Technology	31,120	574,786
	Marriott International, Inc. Class A	28,038	1,165,540
	McDonald's Corp.	117,175	11,492,524
	Starbucks Corp.	87,587	6,239,698
	Starwood Hotels & Resorts Worldwide, Inc.	22,894	1,514,438
	Wyndham Worldwide Corp.	16,121	1,004,338
	Wynn Resorts, Ltd.	9,248	1,231,186
	Yum! Brands, Inc.	52,731	3,845,145
			31,224,691
	Household Durables 0.3%
	D.R. Horton, Inc.	32,345	650,134
	Garmin, Ltd.	12,694	508,776
	Harman International Industries, Inc.	7,819	473,284
	Leggett & Platt, Inc.	16,366	514,056
	Lennar Corp. Class A	18,952	641,904
	Newell Rubbermaid, Inc.	33,646	909,115
	PulteGroup, Inc. (a)	39,320	653,892
	Whirlpool Corp.	9,181	1,229,703
			5,580,864
	Household Products 2.0%
	Clorox Co. (The)	15,332	1,317,632
	Colgate-Palmolive Co.	102,458	6,134,161
	Kimberly-Clark Corp.	44,944	4,440,467
¤	Procter & Gamble Co. (The)	320,281	25,718,564
			37,610,824
	Independent Power Producers & Energy Traders 0.1%
	AES Corp. (The)	72,315	899,599
	NRG Energy, Inc.	37,473	1,005,026
			1,904,625
	Industrial Conglomerates 2.3%
	3M Co.	74,292	8,724,110
	Danaher Corp.	67,774	4,563,901
¤	General Electric Co.	1,208,324	29,446,856
			42,734,867
	Insurance 4.2%
	ACE, Ltd.	39,656	3,623,765
	Aflac, Inc.	54,540	3,364,027
	Allstate Corp. (The)	54,849	2,796,202
	American International Group, Inc. (a)	172,289	7,840,872
	Aon PLC	36,124	2,438,370
	Assurant, Inc.	9,011	488,036
¤	Berkshire Hathaway, Inc. Class B (a)	213,202	24,703,716
	Chubb Corp. (The)	30,286	2,619,739
	Cincinnati Financial Corp.	17,033	834,617
	Genworth Financial, Inc. Class A (a)	57,255	743,742
	Hartford Financial Services Group, Inc. (The)	53,356	1,646,566
	Lincoln National Corp.	31,732	1,322,272
	Loews Corp.	35,964	1,638,160
	Marsh & McLennan Cos., Inc.	64,100	2,683,867
	MetLife, Inc.	127,830	6,189,529
	Principal Financial Group, Inc.	32,316	1,401,222
	Progressive Corp. (The)	65,292	1,698,245
	Prudential Financial, Inc.	54,278	4,286,334
	Torchmark Corp.	10,824	769,370
	Travelers Companies, Inc. (The)	44,179	3,691,156
	Unum Group	30,935	978,783
	XL Group PLC	33,906	1,062,953
			76,821,543
	Internet & Catalog Retail 1.2%
	Amazon.com, Inc. (a)	42,506	12,803,657
	Expedia, Inc.	10,909	514,141
	Netflix, Inc. (a)	6,561	1,602,328
	Priceline.com, Inc. (a)	6,028	5,278,539
	TripAdvisor, Inc. (a)	12,762	957,405
			21,156,070
	Internet Software & Services 2.2%
	Akamai Technologies, Inc. (a)	20,648	974,585
	eBay, Inc. (a)	136,396	7,050,309
¤	Google, Inc. Class A (a)	31,403	27,873,303
	VeriSign, Inc. (a)	17,833	853,131
	Yahoo!, Inc. (a)	111,333	3,127,344
			39,878,672
	IT Services 3.4%
	Accenture PLC Class A	76,084	5,615,760
	Automatic Data Processing, Inc.	56,694	4,087,070
	Cognizant Technology Solutions Corp. Class A (a)	35,275	2,553,557
	Computer Sciences Corp.	17,555	836,671
	Fidelity National Information Services, Inc.	34,272	1,479,180
	Fiserv, Inc. (a)	15,602	1,501,537
	International Business Machines Corp.	121,797	23,755,287
	MasterCard, Inc. Class A	12,217	7,459,822
	Paychex, Inc.	37,599	1,482,905
	SAIC, Inc.	33,044	505,243
	Teradata Corp. (a)	19,095	1,128,896
	Total System Services, Inc.	18,841	516,432
	Visa, Inc. Class A	59,224	10,483,240
	Western Union Co. (The)	65,203	1,171,046
			62,576,646
	Leisure Equipment & Products 0.1%
	Hasbro, Inc.	13,505	621,230
	Mattel, Inc.	40,270	1,692,548
			2,313,778
	Life Sciences Tools & Services 0.5%
	Agilent Technologies, Inc.	40,588	1,815,501
	Life Technologies Corp. (a)	19,919	1,485,958
	PerkinElmer, Inc.	13,287	452,954
	Thermo Fisher Scientific, Inc.	41,803	3,808,671
	Waters Corp. (a)	10,105	1,019,999
			8,583,083
	Machinery 1.7%
	Caterpillar, Inc.	76,832	6,370,141
	Cummins, Inc.	20,627	2,499,786
	Deere & Co.	45,346	3,766,892
	Dover Corp.	20,026	1,715,027
	Flowserve Corp.	16,974	962,086
	Illinois Tool Works, Inc.	48,548	3,497,398
	Ingersoll-Rand PLC	32,216	1,966,787
	Joy Global, Inc.	12,330	610,335
	PACCAR, Inc.	41,172	2,316,748
	Pall Corp.	13,056	913,398
	Parker Hannifin Corp.	17,407	1,797,795
	Pentair, Ltd.	23,875	1,458,285
	Snap-On, Inc.	6,773	642,419
	Stanley Black & Decker, Inc.	18,950	1,603,549
	Xylem, Inc.	21,614	538,837
			30,659,483
	Media 3.5%
	Cablevision Systems Corp. Class A	25,137	469,811
	CBS Corp. Class B	66,786	3,528,972
	Comcast Corp. Class A	307,735	13,872,694
	DIRECTV (a)	65,372	4,136,086
	Discovery Communications, Inc. Class A (a)	28,562	2,276,963
	Gannett Co., Inc.	26,959	694,464
	Interpublic Group of Cos., Inc. (The)	50,139	824,787
	News Corp. Class A (a)	58,152	926,353
	Omnicom Group, Inc.	30,218	1,942,111
	Scripps Networks Interactive Class A	10,066	712,371
	Time Warner Cable, Inc.	34,054	3,884,540
	Time Warner, Inc.	108,932	6,782,106
	Twenty-First Century Fox, Inc.	232,606	6,950,267
	Viacom, Inc. Class B	52,213	3,799,540
	Walt Disney Co. (The)	210,454	13,605,851
	Washington Post Co. (The) Class B	529	284,263
			64,691,179
	Metals & Mining 0.5%
	Alcoa, Inc.	124,247	987,764
	Allegheny Technologies, Inc.	12,481	344,101
	Cliffs Natural Resources, Inc.	17,535	342,108
	Freeport-McMoRan Copper & Gold, Inc.	121,242	3,428,724
	Newmont Mining Corp.	57,784	1,733,520
	Nucor Corp.	36,972	1,729,550
	United States Steel Corp.	16,803	291,532
			8,857,299
	Multi-Utilities 1.2%
	Ameren Corp.	28,259	1,011,955
	CenterPoint Energy, Inc.	49,775	1,235,415
	CMS Energy Corp.	30,863	863,855
	Consolidated Edison, Inc.	34,112	2,043,309
	Dominion Resources, Inc.	67,366	3,995,477
	DTE Energy Co.	20,328	1,437,190
	Integrys Energy Group, Inc.	9,261	581,591
	NiSource, Inc.	36,116	1,109,484
	PG&E Corp.	51,751	2,374,853
	Public Service Enterprise Group, Inc.	58,925	1,991,076
	SCANA Corp.	16,265	844,316
	Sempra Energy	26,425	2,315,623
	TECO Energy, Inc.	23,709	418,938
	Wisconsin Energy Corp.	26,846	1,167,264
			21,390,346
	Multiline Retail 0.8%
	Dollar General Corp. (a)	35,344	1,932,256
	Dollar Tree, Inc. (a)	26,157	1,403,323
	Family Dollar Stores, Inc.	11,301	777,057
	J.C. Penney Co., Inc. (a)	16,585	242,141
	Kohl's Corp.	23,905	1,266,487
	Macy's, Inc.	44,907	2,170,804
	Nordstrom, Inc.	17,378	1,064,229
	Target Corp.	74,988	5,342,895
			14,199,192
	Office Electronics 0.1%
	Xerox Corp.	143,384	1,390,825

	Oil, Gas & Consumable Fuels 8.3%
	Anadarko Petroleum Corp.	58,512	5,179,482
	Apache Corp.	45,793	3,674,888
	Cabot Oil & Gas Corp.	24,455	1,854,178
	Chesapeake Energy Corp.	60,441	1,408,275
¤	Chevron Corp.	226,585	28,524,786
	ConocoPhillips	142,723	9,257,014
	CONSOL Energy, Inc.	26,510	822,605
	Denbury Resources, Inc. (a)	43,654	763,945
	Devon Energy Corp.	44,136	2,427,921
	EOG Resources, Inc.	31,764	4,621,344
	EQT Corp.	17,419	1,506,744
¤	Exxon Mobil Corp.	519,594	48,711,938
	Hess Corp.	34,902	2,598,803
	Kinder Morgan, Inc.	73,806	2,786,915
	Marathon Oil Corp.	82,725	3,007,881
	Marathon Petroleum Corp.	38,012	2,787,420
	Murphy Oil Corp.	21,313	1,443,316
	Newfield Exploration Co. (a)	15,720	386,712
	Noble Energy, Inc.	41,982	2,623,455
	Occidental Petroleum Corp.	94,158	8,384,770
	Peabody Energy Corp.	31,246	517,434
	Phillips 66	72,362	4,450,263
	Pioneer Natural Resources Co.	15,985	2,473,839
	QEP Resources, Inc.	20,701	631,174
	Range Resources Corp.	18,923	1,496,809
	Southwestern Energy Co. (a)	41,033	1,591,670
	Spectra Energy Corp.	78,201	2,814,454
	Tesoro Corp.	15,871	902,266
	Valero Energy Corp.	63,730	2,279,622
	Williams Cos., Inc. (The)	79,665	2,722,153
	WPX Energy, Inc. (a)	23,177	445,230
			153,097,306
	Paper & Forest Products 0.1%
	International Paper Co.	51,984	2,511,347

	Personal Products 0.2%
	Avon Products, Inc.	50,320	1,150,315
	Estee Lauder Cos., Inc. (The) Class A	28,021	1,839,579
			2,989,894
	Pharmaceuticals 5.7%
	AbbVie, Inc.	185,071	8,417,029
	Actavis, Inc. (a)	14,928	2,004,383
	Allergan, Inc.	34,690	3,160,953
	Bristol-Myers Squibb Co.	191,945	8,299,702
	Eli Lilly & Co.	115,850	6,152,793
	Forest Laboratories, Inc. (a)	27,229	1,186,095
	Hospira, Inc. (a)	19,229	782,620
¤	Johnson & Johnson	328,240	30,690,440
	Merck & Co., Inc.	352,865	16,997,507
	Mylan, Inc. (a)	44,602	1,496,843
	Perrigo Co.	10,235	1,273,132
	Pfizer, Inc.	779,818	22,794,080
	Zoetis, Inc.	58,200	1,734,942
			104,990,519
	Professional Services 0.2%
	Dun & Bradstreet Corp.	4,815	498,979
	Equifax, Inc.	13,958	882,564
	Nielsen Holdings N.V.	24,455	817,286
	Robert Half International, Inc.	16,525	615,391
			2,814,220
	Real Estate Investment Trusts 1.9%
	American Tower Corp.	46,146	3,266,675
	Apartment Investment & Management Co. Class A	16,950	497,991
	AvalonBay Communities, Inc.	14,185	1,919,798
	Boston Properties, Inc.	17,725	1,895,689
	Equity Residential	37,549	2,102,744
	HCP, Inc.	52,996	2,324,935
	Health Care REIT, Inc.	33,238	2,143,519
	Host Hotels & Resorts, Inc.	87,161	1,556,695
	Kimco Realty Corp.	47,393	1,068,712
	Macerich Co. (The)	16,038	995,158
	Plum Creek Timber Co., Inc.	18,808	917,454
	ProLogis, Inc.	58,311	2,236,810
	Public Storage	16,784	2,672,348
	Simon Property Group, Inc.	36,288	5,808,257
	Ventas, Inc.	34,125	2,243,378
	Vornado Realty Trust	19,926	1,689,924
	Weyerhaeuser Co.	67,315	1,911,746
			35,251,833
	Real Estate Management & Development 0.0%‡
	CBRE Group, Inc., Class A (a)	35,159	814,634

	Road & Rail 0.9%
	CSX Corp.	119,322	2,960,379
	Kansas City Southern	12,863	1,385,988
	Norfolk Southern Corp.	36,885	2,698,506
	Ryder System, Inc.	5,952	368,072
	Union Pacific Corp.	54,547	8,650,609
			16,063,554
	Semiconductors & Semiconductor Equipment 1.9%
	Advanced Micro Devices, Inc. (a)	70,022	263,983
	Altera Corp.	37,261	1,325,001
	Analog Devices, Inc.	35,928	1,773,406
	Applied Materials, Inc.	140,610	2,293,349
	Broadcom Corp. Class A	61,190	1,687,008
	First Solar, Inc. (a)	7,707	379,493
	Intel Corp.	580,900	13,534,970
	KLA-Tencor Corp.	19,395	1,137,129
	Lam Research Corp. (a)	18,954	932,916
	Linear Technology Corp.	26,809	1,087,373
	LSI Corp. (a)	64,971	505,474
	Microchip Technology, Inc.	23,037	915,490
	Micron Technology, Inc. (a)	120,376	1,594,982
	NVIDIA Corp.	67,474	973,650
	Teradyne, Inc. (a)	21,837	360,092
	Texas Instruments, Inc.	129,140	5,062,288
	Xilinx, Inc.	30,537	1,425,773
			35,252,377
	Software 3.2%
	Adobe Systems, Inc. (a)	58,655	2,773,208
	Autodesk, Inc. (a)	26,436	935,570
	BMC Software, Inc. (a)	15,325	704,490
	CA, Inc.	39,141	1,164,053
	Citrix Systems, Inc. (a)	21,778	1,568,452
	Electronic Arts, Inc. (a)	35,163	918,458
	Intuit, Inc.	32,477	2,075,930
¤	Microsoft Corp.	878,303	27,956,385
	Oracle Corp.	429,372	13,890,184
	Red Hat, Inc. (a)	22,481	1,163,841
	Salesforce.com, Inc. (a)	62,996	2,756,075
	Symantec Corp.	81,000	2,161,080
			58,067,726
	Specialty Retail 2.2%
	Abercrombie & Fitch Co. Class A	9,289	463,242
	AutoNation, Inc. (a)	4,498	215,454
	AutoZone, Inc. (a)	4,246	1,904,671
	Bed Bath & Beyond, Inc. (a)	25,583	1,956,332
	Best Buy Co., Inc.	30,976	932,068
	Carmax, Inc. (a)	26,282	1,288,869
	GameStop Corp. Class A	13,906	682,228
	Gap, Inc. (The)	33,815	1,552,109
	Home Depot, Inc. (The)	170,705	13,490,816
	L Brands, Inc.	27,781	1,549,346
	Lowe's Companies, Inc.	125,513	5,595,370
	O'Reilly Automotive, Inc. (a)	12,960	1,623,370
	PetSmart, Inc.	12,092	885,376
	Ross Stores, Inc.	25,686	1,733,034
	Staples, Inc.	77,584	1,320,480
	Tiffany & Co.	13,863	1,102,247
	TJX Cos., Inc.	84,111	4,377,137
	Urban Outfitters, Inc. (a)	12,711	540,980
			41,213,129
	Textiles, Apparel & Luxury Goods 0.7%
	Coach, Inc.	32,821	1,743,780
	Fossil Group, Inc. (a)	6,171	678,193
	NIKE, Inc. Class B	84,807	5,336,056
	PVH Corp.	9,485	1,250,028
	Ralph Lauren Corp.	7,115	1,295,357
	VF Corp.	10,239	2,017,083
			12,320,497
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	55,359	529,232
	People's United Financial, Inc.	38,708	580,620
			1,109,852
	Tobacco 1.6%
	Altria Group, Inc.	234,934	8,236,786
	Lorillard, Inc.	44,144	1,877,445
	Philip Morris International, Inc.	191,122	17,044,260
	Reynolds American, Inc.	37,203	1,838,944
			28,997,435
	Trading Companies & Distributors 0.2%
	Fastenal Co.	31,386	1,538,228
	W.W. Grainger, Inc.	6,981	1,829,999
			3,368,227
	Wireless Telecommunication Services 0.1%
	Crown Castle International Corp. (a)	34,129	2,397,562
	Total Common Stocks (Cost $836,177,410)		1,752,294,591	(b)

		Principal Amount
	Short-Term Investments 4.4%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $30,375 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $35,000 and a Market Value of $32,058)	$30,375	30,375

	Total Repurchase Agreement (Cost $30,375)		30,375

	U.S. Government 4.4%
	United States Treasury Bill
	(zero coupon) - 0.038%, due 10/10/13 (c)	73,200,000	73,196,340
	0.03%, due 10/24/13 (c)(d)	7,000,000	6,999,510

	Total U.S. Government (Cost $80,195,301)		80,195,850

	Total Short-Term Investments (Cost $80,225,676)		80,226,225

	Total Investments (Cost $916,403,086) (f)	99.9%	1,832,520,816
	Other Assets, Less Liabilities	0.1	1,125,974
	Net Assets	100.0%	$1,833,646,790

		Contracts Long	Unrealized Appreciation (Depreciation) (e)
	Futures Contracts 0.2%
	Standard & Poor's 500 Index Mini September 2013	952	$3,777,375
	Total Futures Contracts (Settlement Value $79,991,800) (b)		$3,777,375

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2013.
(f)	As of July 31, 2013, cost is $959,435,769 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$934,368,596
Gross unrealized depreciation	(61,283,549)
Net unrealized appreciation	$873,085,047

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,752,294,591	$—	$—	$1,752,294,591
Short-Term Investments
Repurchase Agreement	—	30,375	—	30,375
U.S. Government	—	80,195,850	—	80,195,850
Total Short-Term Investments	—	80,226,225	—	80,226,225
Total Investments in Securities	1,752,294,591	80,226,225	—	1,832,520,816
Other Financial Instruments
Futures Contracts Long (b)	3,777,375	—	—	3,777,375
Total Other Financial Instruments	3,777,375	—	—	3,777,375
Total Investments in Securities and Other Financial Instruments	$1,756,071,966	$80,226,225	$—	$1,836,298,191

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 94.3%†
	Convertible Bond 0.6%
	Packaging & Containers 0.6%
	Owens-Brockway Glass Container, Inc. 3.00%, due 6/1/15 (a)	$650,000	$675,187

	Total Convertible Bond (Cost $647,315)		675,187

	Corporate Bonds 89.9%
	Advertising 0.5%
	Lamar Media Corp.
	7.875%, due 4/15/18	250,000	269,375
	9.75%, due 4/1/14	345,000	362,250
			631,625
	Aerospace & Defense 0.3%
	GenCorp, Inc. 7.125%, due 3/15/21 (a)	370,000	390,350

	Airlines 0.6%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	690,000	696,900

	Auto Manufacturers 0.6%
	Oshkosh Corp. 8.25%, due 3/1/17	700,000	750,750

	Auto Parts & Equipment 5.0%
	Chassix, Inc. 9.25%, due 8/1/18 (a)	600,000	625,500
	Cooper-Standard Automotive, Inc. 8.50%, due 5/1/18	430,000	462,250
	Cooper-Standard Holding, Inc. 7.375%, due 4/1/18 (a)(b)	335,000	334,162
	Dana Holding Corp. 6.50%, due 2/15/19	985,000	1,051,487
	Schaeffler Finance B.V.
	4.75%, due 5/15/21 (a)	540,000	523,800
	7.75%, due 2/15/17 (a)	400,000	446,500
	8.50%, due 2/15/19 (a)	266,000	297,920
	Schaeffler Holding Finance B.V. 6.875%, due 8/15/18 (a)(b)	859,000	876,180
	Tenneco, Inc. 7.75%, due 8/15/18	230,000	247,250
	Titan International, Inc.
	7.875%, due 10/1/17 (a)	490,000	520,625
	7.875%, due 10/1/17	290,000	308,125
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (a)	225,000	232,313
	7.25%, due 3/15/17 (a)	200,000	229,000
			6,155,112
	Banks 1.3%
	Ally Financial, Inc. 8.30%, due 2/12/15	1,430,000	1,542,613

	Beverages 1.0%
	Constellation Brands, Inc. 8.375%, due 12/15/14	100,000	108,000
	Cott Beverages, Inc.
	8.125%, due 9/1/18	840,000	907,200
	8.375%, due 11/15/17	200,000	210,250
			1,225,450
	Biotechnology 0.5%
	Bio Rad Laboratories, Inc. 8.00%, due 9/15/16	565,000	590,807

	Building Materials 5.1%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	1,025,000	1,091,625
	Headwaters, Inc. 7.625%, due 4/1/19	950,000	1,024,812
	Jeld-Wen, Inc. 12.25%, due 10/15/17 (a)	1,520,000	1,732,800
	USG Corp.
	6.30%, due 11/15/16	715,000	740,025
	8.375%, due 10/15/18 (a)	70,000	76,475
	9.75%, due 8/1/14 (a)	900,000	958,500
	Vulcan Materials Co. 6.50%, due 12/1/16	560,000	611,800
			6,236,037
	Chemicals 1.3%
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	420,000	427,350
	LSB Industries, Inc. 7.75%, due 8/1/19	425,000	426,181
	NOVA Chemicals Corp. 8.625%, due 11/1/19	194,000	214,370
	Olin Corp. 8.875%, due 8/15/19	255,000	280,500
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	265,000	283,550
			1,631,951
	Coal 2.8%
	Arch Coal, Inc.
	7.00%, due 6/15/19	130,000	106,275
	8.75%, due 8/1/16	240,000	238,200
¤	CONSOL Energy, Inc. 8.00%, due 4/1/17	1,920,000	2,047,200
	Peabody Energy Corp. 7.375%, due 11/1/16	250,000	278,750
	Penn Virginia Resource Partners, L.P. / Penn Virginia Resource Finance Corp. 8.25%, due 4/15/18	740,000	773,300
			3,443,725
	Commercial Services 4.1%
	Alliance Data Systems Corp. 5.25%, due 12/1/17 (a)	785,000	820,325
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 8.25%, due 1/15/19	870,000	950,475
	Geo Group, Inc. (The) 7.75%, due 10/15/17	620,000	649,450
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	585,000	608,400
	PHH Corp.
	7.375%, due 9/1/19	10,000	10,962
	9.25%, due 3/1/16	245,000	276,850
	Safway Group Holding LLC / Safway Finance Corp. 7.00%, due 5/15/18 (a)	465,000	467,325
	Sunstate Equipment Co. LLC / Sunstate Equipment Co., Inc. 12.00%, due 6/15/16 (a)(b)	585,000	637,650
	United Rentals North America, Inc.
	5.75%, due 7/15/18	280,000	299,600
	9.25%, due 12/15/19	250,000	281,250
			5,002,287
	Computers 0.7%
	iGATE Corp. 9.00%, due 5/1/16	375,000	404,531
	SunGard Data Systems, Inc. 4.875%, due 1/15/14	500,000	503,750
			908,281
	Consumer Finance 0.5%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18	635,000	631,749

	Distribution & Wholesale 0.9%
	American Tire Distributors, Inc. 9.75%, due 6/1/17	1,000,000	1,061,250

	Diversified Financial Services 0.2%
	National Money Mart Co. 10.375%, due 12/15/16	185,000	196,563

	Electric 3.4%
¤	Calpine Corp. 7.25%, due 10/15/17 (a)	1,760,000	1,839,200
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	1,810,000	1,981,950
	9.50%, due 10/15/18	145,000	166,025
	IPALCO Enterprises, Inc. 7.25%, due 4/1/16 (a)	170,000	187,425
			4,174,600
	Electronics 0.9%
	Kemet Corp. 10.50%, due 5/1/18	350,000	350,000
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	725,000	779,375
			1,129,375
	Entertainment 6.1%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	524,000	556,750
	MU Finance PLC 8.375%, due 2/1/17 (a)	780,827	831,581
	NAI Entertainment Holdings / NAI Entertainment Finance Corp. 5.00%, due 8/1/18 (a)	1,520,000	1,537,100
¤	NAI Entertainment Holdings LLC 8.25%, due 12/15/17 (a)	2,641,000	2,868,126
	Rivers Pittsburgh Borrower L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	538,000	583,730
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	775,000	817,625
	Vail Resorts, Inc. 6.50%, due 5/1/19	330,000	350,625
			7,545,537
	Environmental Controls 0.4%
	Darling International, Inc. 8.50%, due 12/15/18	390,000	430,950

	Finance - Auto Loans 0.8%
	Credit Acceptance Corp. 9.125%, due 2/1/17	815,000	870,013
	General Motors Financial Co., Inc.
	2.75%, due 5/15/16 (a)	85,000	84,681
	4.75%, due 8/15/17 (a)	60,000	62,925
			1,017,619
	Finance - Leasing Companies 0.2%
	Oxford Finance LLC / Oxford Finance Co-issuer, Inc. 7.25%, due 1/15/18 (a)	265,000	272,950

	Finance - Other Services 1.1%
	Cantor Commercial Real Estate Co., L.P. 7.75%, due 2/15/18 (a)	595,000	609,875
	Nationstar Mortgage LLC / Nationstar Capital Corp. 9.625%, due 5/1/19	200,000	225,000
	SquareTwo Financial Corp. 11.625%, due 4/1/17	490,000	504,700
			1,339,575
	Food 1.7%
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	680,000	731,000
	Harmony Foods Corp. 10.00%, due 5/1/16 (a)	349,000	373,430
	Smithfield Foods, Inc. 7.75%, due 7/1/17	325,000	366,844
	TreeHouse Foods, Inc. 7.75%, due 3/1/18	600,000	639,000
			2,110,274
	Health Care - Products 0.7%
	Hanger, Inc. 7.125%, due 11/15/18	585,000	628,875
	Teleflex, Inc. 6.875%, due 6/1/19	250,000	265,000
			893,875
	Health Care - Services 4.1%
	Centene Corp. 5.75%, due 6/1/17	559,000	590,444
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	525,000	580,125
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)	100,000	105,875
¤	HCA, Inc.
	6.50%, due 2/15/16	610,000	663,375
	8.00%, due 10/1/18	75,000	86,437
	8.50%, due 4/15/19	715,000	773,987
	9.00%, due 12/15/14	440,000	476,300
	MPH Intermediate Holding Co. 2 8.375%, due 8/1/18 (a)	590,000	602,538
	ResCare, Inc. 10.75%, due 1/15/19	622,000	693,530
	Vanguard Health Holding Co. II LLC / Vanguard Holding Co. II, Inc. 7.75%, due 2/1/19	405,000	434,869
			5,007,480
	Holding Company - Diversified 0.5%
	Leucadia National Corp. 8.125%, due 9/15/15	550,000	614,625

	Home Builders 1.9%
	KB Home 5.75%, due 2/1/14	1,425,000	1,446,375
	Standard Pacific Corp. 10.75%, due 9/15/16	570,000	686,138
	Woodside Homes Co. LLC / Finance, Inc. 6.75%, due 12/15/21 (a)	200,000	202,000
			2,334,513
	Household Products & Wares 2.9%
	Jarden Corp. 7.50%, due 5/1/17	365,000	407,431
	Prestige Brands, Inc. 8.25%, due 4/1/18	915,000	981,338
¤	Spectrum Brands, Inc. 9.50%, due 6/15/18	2,013,000	2,219,332
			3,608,101
	Internet 1.9%
¤	Cogent Communications Group, Inc. 8.375%, due 2/15/18 (a)	2,160,000	2,359,800

	Iron & Steel 0.6%
	Bluescope Steel, Ltd. / Bluescope Steel Finance 7.125%, due 5/1/18 (a)	730,000	751,900

	Leisure Time 1.0%
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	1,155,000	1,196,869

	Lodging 0.8%
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	370,000	367,225
	MTR Gaming Group, Inc. 11.50%, due 8/1/19 (b)	290,000	305,225
	ROC Finance LLC/ ROC Finance 1 Corp. 12.125%, due 9/1/18 (a)	255,000	290,700
			963,150
	Media 2.7%
	DISH DBS Corp.
	5.125%, due 5/1/20 (a)	165,000	162,113
	7.125%, due 2/1/16	390,000	427,050
	7.75%, due 5/31/15	150,000	163,125
	Nielsen Finance LLC / Nielsen Finance Co. 7.75%, due 10/15/18	290,000	315,375
	ProQuest LLC / ProQuest Notes Co. 9.00%, due 10/15/18 (a)	560,000	567,000
	Videotron, Ltd.
	6.375%, due 12/15/15	635,000	643,731
	9.125%, due 4/15/18	996,000	1,045,800
			3,324,194
	Metal Fabricate & Hardware 1.0%
	A. M. Castle & Co. 12.75%, due 12/15/16	385,000	445,638
	Mueller Water Products, Inc. 7.375%, due 6/1/17	265,000	271,956
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	455,000	472,062
			1,189,656
	Mining 1.5%
	Hecla Mining Co. 6.875%, due 5/1/21 (a)	245,000	223,563
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	430,000	481,600
	New Gold, Inc. 7.00%, due 4/15/20 (a)	460,000	468,050
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	710,000	649,650
			1,822,863
	Miscellaneous - Manufacturing 2.5%
¤	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	2,225,000	2,364,062
	SPX Corp.
	6.875%, due 9/1/17	405,000	450,563
	7.625%, due 12/15/14	240,000	256,200
			3,070,825
	Office Furnishings 0.2%
	Interface, Inc. 7.625%, due 12/1/18	250,000	267,500

	Oil & Gas 4.9%
	Berry Petroleum Co. 10.25%, due 6/1/14	330,000	346,500
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 9.375%, due 5/1/19	1,230,000	1,343,775
	Comstock Resources, Inc.
	7.75%, due 4/1/19	215,000	221,450
	8.375%, due 10/15/17	375,000	393,750
	Frontier Oil Corp. 6.875%, due 11/15/18	450,000	479,250
	Linn Energy LLC / Linn Energy Finance Corp. 6.50%, due 5/15/19	480,000	466,800
	Newfield Exploration Co. 7.125%, due 5/15/18	290,000	301,238
	PetroQuest Energy, Inc.
	10.00%, due 9/1/17	465,000	478,950
	10.00%, due 9/1/17 (a)	350,000	360,500
	Rex Energy Corp. 8.875%, due 12/1/20 (a)	460,000	477,250
	SM Energy Co. 6.625%, due 2/15/19	280,000	296,800
	Whiting Petroleum Corp. 6.50%, due 10/1/18	500,000	530,000
	WPX Energy, Inc. 5.25%, due 1/15/17	285,000	301,387
			5,997,650
	Oil & Gas Services 0.9%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	550,000	580,250
	Pioneer Energy Services Corp. 9.875%, due 3/15/18	420,000	454,650
			1,034,900
	Packaging & Containers 1.6%
	AEP Industries, Inc. 8.25%, due 4/15/19	830,000	896,400
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (a)	935,000	1,028,500
			1,924,900
	Pharmaceuticals 3.7%
	Grifols, Inc. 8.25%, due 2/1/18	1,405,000	1,519,156
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17	235,000	203,569
	NBTY, Inc. 9.00%, due 10/1/18	1,410,000	1,561,575
	Valeant Pharmaceuticals International
	6.50%, due 7/15/16 (a)	490,000	507,150
	6.75%, due 10/1/17 (a)	285,000	300,675
	6.875%, due 12/1/18 (a)	115,000	121,037
	VPII Escrow Corp. 6.75%, due 8/15/18 (a)	295,000	311,225
			4,524,387
	Real Estate Investment Trusts 0.8%
	Host Hotels & Resorts, L.P. Series Q 6.75%, due 6/1/16	430,000	436,124
	Sabra Health Care, L.P. / Sabra Capital Corp. 8.125%, due 11/1/18	513,000	551,475
			987,599
	Retail 5.0%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	460,000	480,700
	Asbury Automotive Group, Inc. 7.625%, due 3/15/17	1,600,000	1,646,016
	Cash America International, Inc. 5.75%, due 5/15/18 (a)	215,000	208,550
¤	DineEquity, Inc. 9.50%, due 10/30/18	2,675,000	3,016,089
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	250,000	254,063
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	542,000	588,070
			6,193,488
	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc. 6.875%, due 3/15/18	250,000	272,500

	Storage & Warehousing 0.6%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (a)	545,000	561,350
	10.75%, due 10/15/19 (a)	240,000	223,200
			784,550
	Telecommunications 6.6%
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	625,000	664,063
	Inmarsat Finance PLC 7.375%, due 12/1/17 (a)	975,000	1,026,187
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	420,000	455,700
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (a)	1,245,000	1,319,700
	Satelites Mexicanos S.A. de C.V. 9.50%, due 5/15/17	1,440,000	1,584,000
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	1,127,000	1,219,977
	Sprint Communications, Inc. 9.125%, due 3/1/17	290,000	334,225
	tw telecom holdings, Inc. 8.00%, due 3/1/18	375,000	398,906
	Virgin Media Finance PLC 8.375%, due 10/15/19	375,000	407,813
	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	80,000	81,510
	6.50%, due 1/15/18	635,000	661,988
			8,154,069
	Transportation 2.2%
¤	Florida East Coast Railway Corp. 8.125%, due 2/1/17	2,155,000	2,284,300
	Syncreon Global Ireland, Ltd. / Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (a)	370,000	395,900
			2,680,200
	Trucking & Leasing 0.7%
	NESCO LLC / NESCO Holdings Corp. 11.75%, due 4/15/17 (a)	480,000	535,200
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	290,000	324,800
			860,000
	Vitamins & Nutrition Products 0.4%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	490,000	505,925

	Total Corporate Bonds (Cost $111,101,812)		110,441,849

	Loan Assignments & Participations 3.8% (c)
	Auto Parts & Equipment 0.4%
	Exide Technologies, Inc. DIP Second-Out Term Loan 5.68%, due 12/31/14 (d)(e)(f)	489,886	486,212

	Broadcasting 0.4%
	Nielsen Finance LLC USD Term Loan E 2.945%, due 5/2/16	497,500	499,365

	Buildings & Real Estate 0.2%
	Four Seasons Holdings, Inc.
	1st Lien Term Loan 4.25%, due 6/27/20	120,000	121,350
	2nd Lien Term Loan 6.25%, due 12/28/20	150,000	153,000
			274,350
	Finance 0.8%
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	658,350	666,031
	ROC Finance LLC Term Loan 5.00%, due 5/15/19	325,000	326,300
			992,331
	Lodging 0.1%
	Cannery Casino Resorts LLC New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	137,025

	Metal Fabricate & Hardware 0.6%
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (d)(g)	700,000	703,500

	Miscellaneous - Manufacturing 0.5%
	FGI Operating Co. LLC Term Loan 5.50%, due 4/19/19	596,986	598,479

	Personal, Food & Miscellaneous Services 0.8%
	Dunkin' Brands, Inc. Term Loan B3 3.75%, due 2/14/20	497,296	499,227
	Performance Food Group Co. 2nd Lien Term Loan 6.25%, due 11/29/19	500,000	495,000
			994,227
	Total Loan Assignments & Participations (Cost $4,608,841)		4,685,489

	Yankee Bond 0.0%‡ (h)
	Computers 0.0%‡
	Seagate Technology HDD Holdings 6.80%, due 10/1/16	35,000	38,894

	Total Yankee Bond (Cost $39,090)		38,894
	Total Long-Term Bonds (Cost $116,397,058)		115,841,419

	Short-Term Investment 6.0%
	Repurchase Agreement 6.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $7,349,480 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $8,160,000 and a Market Value of $7,499,399)	7,349,478	7,349,478

	Total Short-Term Investment (Cost $7,349,478)		7,349,478
	Total Investments (Cost $123,746,536) (i)	100.3%	123,190,897
	Other Assets, Less Liabilities	(0.3)	(335,597)
	Net Assets	100.0%	$122,855,300

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2013.
(d)	Illiquid security - The total market value of these securities as of July 31, 2013, is $1,189,712, which represents 1.0% of the Fund's net assets.
(e)	Security has additional commitments and contingencies. Principal amount and value excludes unfunded commitments.
(f)	Fair valued security - The total market value of this security as of July 31, 2013 is $486,212, which represents 0.4% of the Fund's net assets.
(g)	Restricted security.
(h)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(i)	As of July 31, 2013, cost is $123,746,536 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$454,125
Gross unrealized depreciation	(1,009,764)
Net unrealized depreciation	$(555,639)

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$675,187	$—		$675,187
Corporate Bonds	—	110,441,849	—		110,441,849
Loan Assignments & Participations (b)	—	3,495,777	1,189,712	(c)	4,685,489
Yankee Bond	—	38,894	—		38,894
Total Long-Term Bonds	—	114,651,707	1,189,712		115,841,419
Short-Term Investment
Repurchase Agreement	—	7,349,478	—		7,349,478
Total Investments in Securities	$—	$122,001,185	$1,189,712		$123,190,897

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The Level 3 security valued at $486,212 is held in Auto Parts & Equipment within the Loan Assignments & Participations section of the Portfolio of Investments.
(c)	Includes $703,500 of a Level 3 security held in Metal Fabricate & Hardware which represents Loan Assignments & Participations whose value was obtained from an independent pricing service which utilized a single broker quote to determine such value as referenced in the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2013	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2013
Loan Assignments & Participations
Auto Parts & Equipment	$-	$2,129	$-	$15,098	$468,985	$-	$-	$-	$486,212	$15,098
Metal Fabricate & Hardware	-	1,807	-	33,193	668,500	-	-	-	703,500	33,193
Total	$-	$3,936	$-	$48,291	$1,137,485	$-	$-	$-	$1,189,712	$48,291

As of July 31, 2013, the Fund held the following restricted security:

	Date of	Principal		7/31/13	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
Neenah Foundry Co. Term Loan
Loan Assignments & Participations 6.75%, due 4/26/17	5/10/13	$700,000	$670,307	$703,500	0.6%

MainStay Short Term Bond Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 89.2%†
	Asset-Backed Security 0.6%

	Automobile 0.6%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$700,000	$742,760

	Total Asset-Backed Security (Cost $743,723)		742,760

	Corporate Bonds 35.8%
	Agriculture 1.2%
	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	1,070,000	1,069,893
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	419,916
			1,489,809
	Auto Manufacturers 0.9%
	DaimlerChrysler North America LLC 6.50%, due 11/15/13	1,117,000	1,135,093

	Banks 9.3%
	Bank of America Corp.
	2.00%, due 1/11/18	305,000	298,369
	6.50%, due 8/1/16	645,000	730,900
	Barclays Bank PLC 5.00%, due 9/22/16	640,000	708,333
	BB&T Corp. 1.60%, due 8/15/17	915,000	902,258
	Capital One Financial Corp. 3.50%, due 6/15/23 (a)	484,000	458,605
	Citigroup, Inc. 2.65%, due 3/2/15	835,000	852,659
	Discover Bank / Greenwood DE 2.00%, due 2/21/18	340,000	331,005
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	1,022,917
	HSBC Bank PLC 1.50%, due 5/15/18 (a)	945,000	916,350
¤	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,298,236
	Morgan Stanley 4.00%, due 7/24/15	895,000	935,430
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,293,007
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	576,744
	Wells Fargo & Co. 5.00%, due 11/15/14	780,000	819,002
			11,143,815
	Beverages 1.9%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	788,022
	PepsiCo., Inc.
	0.75%, due 3/5/15	560,000	561,243
	0.80%, due 8/25/14	375,000	376,358
	SABMiller Holdings, Inc. 1.85%, due 1/15/15 (a)	585,000	593,304
			2,318,927
	Computers & Peripherals 0.7%
	Apple, Inc. 1.00%, due 5/3/18	875,000	841,701

	Diversified Financial Services 1.1%
	General Electric Capital Corp. 3.75%, due 11/14/14	1,220,000	1,268,111

	Electric 0.9%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	1,085,000	1,085,554

	Finance - Commercial 0.6%
	Caterpillar Financial Services Corp. 1.25%, due 11/6/17	790,000	774,153

	Finance - Other Services 0.9%
	Private Export Funding Corp. 1.375%, due 2/15/17	1,020,000	1,027,129

	Food 0.5%
	Kellogg Co. 1.125%, due 5/15/15	305,000	306,967
	Kraft Foods Group, Inc. 1.625%, due 6/4/15	290,000	294,823
			601,790
	Health Care - Products 1.5%
	Baxter International, Inc. 0.95%, due 6/1/16	440,000	440,665
¤	St. Jude Medical, Inc. 2.20%, due 9/15/13	1,310,000	1,312,395
			1,753,060
	Health Care - Services 0.4%
	UnitedHealth Group, Inc. 0.85%, due 10/15/15	535,000	536,058

	Holding Company - Diversified 1.1%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,275,520

	Insurance 1.8%
¤	Hartford Financial Services Group, Inc. 4.75%, due 3/1/14	1,250,000	1,273,756
	MetLife, Inc. 2.375%, due 2/6/14	890,000	898,705
			2,172,461
	Media 0.7%
	NBC Universal Media LLC 2.10%, due 4/1/14	875,000	884,600

	Mining 0.7%
	Anglo American Capital PLC 9.375%, due 4/8/14 (a)	750,000	790,216

	Miscellaneous - Manufacturing 0.6%
	3M Co. 1.375%, due 9/29/16	660,000	669,185

	Office Equipment/Supplies 0.3%
	Xerox Corp. 8.25%, due 5/15/14	385,000	406,847

	Oil & Gas 5.3%
	BP Capital Markets PLC 5.25%, due 11/7/13	425,000	430,372
¤	Chevron Corp.
	0.889%, due 6/24/16	1,365,000	1,368,628
	1.104%, due 12/5/17	445,000	436,321
	ConocoPhillips Co. 1.05%, due 12/15/17	455,000	442,594
	Petrobras Global Finance B.V. 2.00%, due 5/20/16	480,000	474,895
	PetroHawk Energy Corp. 7.25%, due 8/15/18	805,000	881,475
	Phillips 66 2.95%, due 5/1/17	285,000	295,838
	Shell International Finance B.V. 3.10%, due 6/28/15	665,000	696,457
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,294,527
			6,321,107
	Pharmaceuticals 1.1%
	Pfizer, Inc. 5.35%, due 3/15/15	750,000	805,909
	Sanofi 1.20%, due 9/30/14	510,000	514,989
			1,320,898
	Pipelines 0.4%
	DCP Midstream LLC 9.70%, due 12/1/13 (a)	510,000	524,139

	Retail 0.8%
	Costco Wholesale Corp. 0.65%, due 12/7/15	940,000	939,805

	Semiconductors 0.7%
	Intel Corp. 1.35%, due 12/15/17	910,000	893,599

	Software 0.6%
	Oracle Corp. 1.20%, due 10/15/17	730,000	714,081

	Telecommunications 1.8%
	BellSouth Corp. 5.20%, due 9/15/14	540,000	565,862
	Telefonica Emisiones S.A.U 4.949%, due 1/15/15	785,000	818,260
	Verizon Communications, Inc. 0.70%, due 11/2/15	800,000	798,598
			2,182,720

	Total Corporate Bonds (Cost $42,708,907)		43,070,378

	Mortgage-Backed Securities 3.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.1%
	Banc of America Commercial Mortgage, Inc. Series 2007-1, Class AAB 5.422%, due 1/15/49	596,157	614,532
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2004-T16, Class A6 4.75%, due 2/13/46 (b)	197,987	204,700
	Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	400,000	429,851
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	500,000	507,594
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	764,833	776,077
	RBSCF Trust
	Series 2010-MB1, Class A1 2.367%, due 4/15/24 (a)	410,649	415,542
	Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	450,000	466,499
	Wachovia Bank Commercial Mortgage Trust Series 2004-C14, Class A4 5.088%, due 8/15/41 (b)	310,000	318,736
	Total Mortgage-Backed Securities (Cost $3,790,812)		3,733,531

	U.S. Government & Federal Agencies 49.0%
¤	Federal Home Loan Bank 5.1%
	0.75%, due 6/24/16	945,000	943,982
	0.80%, due 6/24/16	1,000,000	995,974
	1.125%, due 6/26/17	1,080,000	1,078,348
	1.40%, due 6/12/18	1,010,000	990,744
	1.625%, due 6/19/18	965,000	950,327
	2.00%, due 7/2/18	1,185,000	1,185,056
			6,144,431
¤	Federal Home Loan Mortgage Corporation 2.1%
	0.50%, due 9/14/15	1,655,000	1,652,726
	1.00%, due 8/20/14	825,000	831,930
			2,484,656
	Federal National Mortgage Association 0.6%
	0.50%, due 8/7/15	720,000	719,655

	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.1%
	4.50%, due 11/1/18	101,161	107,751

¤	United States Treasury Notes 41.1%
	0.25%, due 9/15/14	10,185,000	10,194,951
	0.25%, due 4/15/16	8,430,000	8,370,071
	0.375%, due 3/15/15	8,625,000	8,642,517
	0.375%, due 6/15/15	5,885,000	5,893,963
	0.375%, due 6/30/15	1,850,000	1,852,601
	0.50%, due 6/15/16	3,390,000	3,383,379
	1.00%, due 5/31/18	3,200,000	3,148,999
	1.25%, due 3/15/14	5,100,000	5,136,455
	2.25%, due 5/31/14	2,710,000	2,757,425
			49,380,361
	Total U.S. Government & Federal Agencies (Cost $58,760,258)		58,836,854

	Yankee Bond 0.7% (c)
	Oil & Gas 0.7%
	EnCana Corp. 4.75%, due 10/15/13	850,000	856,592

	Total Yankee Bond (Cost $855,212)		856,592

	Total Long-Term Bonds (Cost $106,858,912)		107,240,115

	Short-Term Investment 11.8%
	Repurchase Agreement 11.8%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $14,209,750 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $15,825,000 and a Market Value of $14,494,956)	14,209,746	14,209,746

	Total Short-Term Investment (Cost $14,209,746)		14,209,746

	Total Investments (Cost $121,068,658) (d)	101.0%	121,449,861
	Other Assets, Less Liabilities	(1.0)	(1,189,637)
	Net Assets	100.0%	$120,260,224

¤	Among the Fund's 10 largest issuers held, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect as of July 31, 2013.
(c)	Yankee Bond - Dollar-denominated bond issued in the United States by a foreign bank or corporation.
(d)	As of July 31, 2013, cost is $121,068,658 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$705,553
Gross unrealized depreciation	(324,350)
Net unrealized appreciation	$381,203

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$742,760	$—	$742,760
Corporate Bonds	—	43,070,378	—	43,070,378
Mortgage-Backed Securities	—	3,733,531	—	3,733,531
U.S. Government & Federal Agencies	—	58,836,854	—	58,836,854
Yankee Bond	—	856,592	—	856,592
Total Long-Term Bonds	—	107,240,115	$—	107,240,115
Short-Term Investment
Repurchase Agreement	—	14,209,746	—	14,209,746
Total Investments in Securities	$—	$121,449,861	$—	$121,449,861

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 129.8% †
	Aerospace & Defense 3.1%
	AAR Corp.	26,200	$635,088
	Boeing Co. (The) (a)	52,087	5,474,343
	Engility Holdings, Inc. (b)	48,154	1,569,339
	Exelis, Inc.	174,428	2,578,046
	Huntington Ingalls Industries, Inc.	47,350	2,944,223
	Spirit AeroSystems Holdings, Inc. Class A (b)	122,500	3,106,600
			16,307,639
	Air Freight & Logistics 0.3%
	FedEx Corp. (a)	14,231	1,508,486

	Airlines 0.3%
	Republic Airways Holdings, Inc. (b)	40,000	549,200
	Southwest Airlines Co.	47,437	656,053
	United Continental Holdings, Inc. (a)(b)	11,255	392,237
			1,597,490
	Automobiles 0.9%
	Ford Motor Co.	29,100	491,208
	General Motors Co. (a)(b)	109,528	3,928,769
	Tesla Motors, Inc. (b)	2,521	338,520
			4,758,497
	Beverages 1.6%
	Coca-Cola Co. (The) (a)	38,089	1,526,607
	PepsiCo., Inc. (a)	82,384	6,882,360
			8,408,967
	Biotechnology 5.5%
	Acorda Therapeutics, Inc. (b)	47,300	1,795,981
	Alkermes PLC (b)	80,600	2,706,548
	Amgen, Inc. (a)	51,227	5,547,372
	Array BioPharma, Inc. (b)	55,893	372,247
	Astex Pharmaceuticals (b)	150,400	786,592
	Biogen Idec, Inc. (b)	13,800	3,010,194
	Celgene Corp. (a)(b)	25,183	3,698,375
	Cubist Pharmaceuticals, Inc. (b)	56,000	3,490,480
	Emergent BioSolutions, Inc. (b)	112,200	1,984,818
	Gilead Sciences, Inc. (a)(b)	46,038	2,829,035
	Myriad Genetics, Inc. (b)	4,780	141,823
	Quintiles Transnational Holdings, Inc. (b)	20,900	937,365
	Spectrum Pharmaceuticals, Inc.	109,100	920,804
	Vanda Pharmaceuticals, Inc. (b)	17,300	201,718
			28,423,352
	Capital Markets 3.7%
	Ameriprise Financial, Inc.	30,200	2,687,800
	Bank of New York Mellon Corp.	124,734	3,922,884
	Lazard, Ltd. Class A	67,640	2,459,391
	LPL Financial Holdings, Inc.	77,300	2,942,038
	Raymond James Financial, Inc.	74,600	3,287,622
	State Street Corp. (a)	58,027	4,042,741
			19,342,476
	Chemicals 2.7%
	CF Industries Holdings, Inc.	16,578	3,249,454
	Huntsman Corp. (a)	178,093	3,209,236
	Kraton Performance Polymers, Inc. (b)	8,100	164,430
	LyondellBasell Industries, N.V. Class A	57,893	3,977,828
	OM Group, Inc. (b)	50,300	1,552,761
	PPG Industries, Inc.	10,861	1,742,539
	W.R. Grace & Co. (b)	907	69,675
			13,965,923
	Commercial Banks 4.0%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	14,000	352,660
	Cardinal Financial Corp.	67,600	1,105,936
	Fifth Third Bancorp	6,910	132,879
	First Niagara Financial Group, Inc.	300,600	3,213,414
	First Republic Bank	76,769	3,315,653
	Huntington Bancshares, Inc.	392,202	3,353,327
	KeyCorp	254,281	3,125,113
	PNC Financial Services Group, Inc. (a)	10,661	810,769
	SunTrust Banks, Inc.	68,763	2,392,265
	Wells Fargo & Co.	72,867	3,169,715
			20,971,731
	Commercial Services & Supplies 0.6%
	R.R. Donnelley & Sons Co.	120,200	2,282,598
	Viad Corp.	44,400	1,067,820
			3,350,418
	Communications Equipment 2.3%
	Brocade Communications Systems, Inc. (b)	496,943	3,309,640
	Cisco Systems, Inc. (a)	216,925	5,542,434
	EchoStar Corp. Class A (b)	20,819	831,927
	Polycom, Inc. (b)	186,470	1,782,653
	QUALCOMM, Inc. (a)	2,576	166,281
	Tellabs, Inc.	83,700	187,488
			11,820,423
	Computers & Peripherals 4.6%
¤	Apple, Inc. (a)	31,110	14,077,275
	Hewlett-Packard Co. (a)	176,201	4,524,842
	Silicon Graphics International Corp. (b)	108,900	2,049,498
	Western Digital Corp.	53,592	3,450,253
			24,101,868
	Construction & Engineering 0.6%
	AECOM Technology Corp. (b)	95,778	3,246,874

	Construction Materials 0.0%‡
	Headwaters, Inc. (b)	5,900	55,637

	Containers & Packaging 0.6%
	Avery Dennison Corp.	71,705	3,207,365

	Diversified Consumer Services 0.2%
	Apollo Group, Inc. Class A (b)	1,596	29,079
	DeVry, Inc.	39,800	1,197,184
			1,226,263
	Diversified Financial Services 4.9%
	Bank of America Corp. (a)	108,283	1,580,932
¤	Citigroup, Inc.	150,168	7,829,760
	ING U.S., Inc. (b)	42,000	1,307,040
	Interactive Brokers Group, Inc. Class A	157,317	2,548,535
¤	JPMorgan Chase & Co. (a)	168,219	9,374,845
	NASDAQ OMX Group, Inc. (The)	88,300	2,860,920
			25,502,032
	Diversified Telecommunication Services 3.3%
¤	AT&T, Inc. (a)	218,169	7,694,821
	Inteliquent, Inc.	18,400	153,456
	Verizon Communications, Inc. (a)	146,038	7,225,960
	Vonage Holdings Corp. (b)	568,200	1,829,604
			16,903,841
	Electric Utilities 0.9%
	American Electric Power Co., Inc.	15,000	695,250
	Edison International	100	4,985
	Exelon Corp.	122,950	3,761,041
	OGE Energy Corp.	4,100	153,340
	Southern Co. (The)	1,306	58,561
			4,673,177
	Electrical Equipment 0.6%
	Regal-Beloit Corp.	46,300	2,994,684

	Electronic Equipment & Instruments 1.2%
	Avnet, Inc. (b)	9,621	362,423
	Jabil Circuit, Inc.	143,541	3,300,008
	Plexus Corp. (b)	1	35
	Sanmina Corp. (b)	115,800	1,906,068
	Vishay Intertechnology, Inc. (b)	32,796	471,934
			6,040,468
	Energy Equipment & Services 2.8%
	C&J Energy Services, Inc. (b)	1	19
	Halliburton Co. (a)	21,414	967,699
	Nabors Industries, Ltd.	196,737	3,027,782
	Oil States International, Inc. (b)	34,100	3,315,543
	Patterson-UTI Energy, Inc.	154,500	3,054,465
	Pioneer Energy Services Corp. (b)	100,100	678,678
	Schlumberger, Ltd.	900	73,197
	Superior Energy Services, Inc. (b)	120,400	3,084,648
	Unit Corp. (b)	4,323	194,881
			14,396,912
	Food & Staples Retailing 4.3%
	Costco Wholesale Corp. (a)	890	104,388
	CVS Caremark Corp. (a)	47,266	2,906,386
	Kroger Co. (The) (a)	94,727	3,719,929
	Rite Aid Corp. (b)	602,500	1,807,500
	Safeway, Inc.	129,293	3,334,467
	SUPERVALU, Inc. (b)	244,700	1,960,047
	Wal-Mart Stores, Inc. (a)	61,902	4,824,642
	Walgreen Co. (a)	77,805	3,909,701
			22,567,060
	Food Products 3.4%
	Archer-Daniels-Midland Co.	104,900	3,825,703
	Bunge, Ltd.	22,900	1,740,629
	Chiquita Brands International, Inc. (b)	148,400	1,792,672
	Ingredion, Inc.	39,473	2,652,585
	Kraft Foods Group, Inc.	17,676	1,000,108
	Mondelez International, Inc. Class A	52,955	1,655,903
	Pilgrim's Pride Corp. (b)	97,700	1,623,774
	Tyson Foods, Inc. Class A	123,193	3,402,591
			17,693,965
	Health Care Equipment & Supplies 1.3%
	Abbott Laboratories (a)	46,183	1,691,683
	Baxter International, Inc.	8,600	628,144
	CareFusion Corp. (b)	78,200	3,016,174
	Hill-Rom Holdings, Inc. (a)	15,383	570,248
	Invacare Corp.	45,100	704,011
	Medtronic, Inc.	6,000	331,440
	NuVasive, Inc. (b)	2	46
			6,941,746
	Health Care Providers & Services 3.6%
	Amedisys, Inc. (b)	151,100	1,890,261
	AmerisourceBergen Corp. (a)	60,006	3,496,549
	Centene Corp. (b)	32,500	1,802,775
	Gentiva Health Services, Inc. (b)	65,900	707,766
	Kindred Healthcare, Inc. (b)	94,800	1,456,128
	McKesson Corp. (a)	32,238	3,954,313
	Molina Healthcare, Inc. (b)	46,000	1,707,520
	WellPoint, Inc.	45,562	3,898,285
			18,913,597
	Hotels, Restaurants & Leisure 0.3%
	Carnival Corp.	10,900	403,627
	Marriott International, Inc. Class A (a)	10,065	418,402
	McDonald's Corp. (a)	362	35,505
	Royal Caribbean Cruises, Ltd.	19,009	724,053
			1,581,587
	Household Durables 1.3%
	Blyth, Inc.	10,700	149,907
	La-Z-Boy, Inc.	9,700	201,081
	NACCO Industries, Inc. Class A	2,200	134,926
	PulteGroup, Inc. (b)	160,103	2,662,513
	Whirlpool Corp.	26,968	3,612,094
			6,760,521
	Household Products 0.9%
	Procter & Gamble Co. (The) (a)	56,159	4,509,568

	Independent Power Producers & Energy Traders 0.4%
	AES Corp. (The) (a)	181,454	2,257,288

	Industrial Conglomerates 0.8%
	General Electric Co. (a)	179,585	4,376,486

	Insurance 3.6%
	Aflac, Inc. (a)	42,638	2,629,912
	Allstate Corp. (The) (a)	11,898	606,560
	American International Group, Inc. (a)(b)	109,826	4,998,181
	Assurant, Inc.	43,351	2,347,890
	Berkshire Hathaway, Inc. Class B (a)(b)	27,289	3,161,976
	Fidelity National Financial, Inc. Class A	1	25
	Genworth Financial, Inc. Class A (b)	252,000	3,273,480
	Stewart Information Services Corp.	58,100	1,797,033
			18,815,057
	Internet & Catalog Retail 2.0%
	Amazon.com, Inc. (a)(b)	20,923	6,302,426
	Expedia, Inc.	59,992	2,827,423
	Overstock.com, Inc. (b)	44,800	1,523,648
			10,653,497
	Internet Software & Services 5.1%
	Active Network, Inc. (The) (b)	140,000	1,194,200
	AOL, Inc. (a)(b)	84,100	3,098,244
	Digital River, Inc. (b)	39,600	672,804
	EarthLink, Inc.	244,800	1,534,896
	eBay, Inc. (a)(b)	95,357	4,929,003
¤	Google, Inc. Class A (a)(b)	11,394	10,113,315
	IAC / InterActiveCorp	61,989	3,137,263
	United Online, Inc.	225,600	1,831,872
	Vocus, Inc. (b)	4,600	47,012
			26,558,609
	IT Services 4.9%
	Accenture PLC Class A	59,089	4,361,359
	Booz Allen Hamilton Holding Corp. (a)	162,614	3,476,688
	Computer Sciences Corp.	70,244	3,347,829
	CoreLogic, Inc. (b)	117,251	3,271,303
	Global Cash Access Holdings, Inc. (b)	102,300	715,077
¤	International Business Machines Corp. (a)	46,807	9,129,237
	VeriFone Systems, Inc. (b)	74,500	1,420,715
			25,722,208
	Life Sciences Tools & Services 1.0%
	Agilent Technologies, Inc.	30,700	1,373,211
	Albany Molecular Research, Inc. (b)	14,100	179,211
	Bruker Corp. (b)	157,700	2,825,984
	Cambrex Corp. (b)	40,200	588,930
			4,967,336
	Machinery 0.9%
	Greenbrier Cos., Inc. (b)	30,500	697,535
	Oshkosh Corp. (b)	72,801	3,262,941
	Terex Corp. (b)	31,346	924,080
			4,884,556
	Media 6.2%
	Carmike Cinemas, Inc. (b)	73,000	1,337,360
	Cinemark Holdings, Inc.	67,272	1,958,960
	Comcast Corp. Class A (a)	148,860	6,710,609
	DIRECTV (a)(b)	63,766	4,034,475
	Gannett Co., Inc.	125,800	3,240,608
	Lin Media LLC, Class A (b)	64,900	1,048,135
	Live Nation Entertainment, Inc. (b)	71,100	1,164,618
	Scholastic Corp.	43,300	1,320,650
	Time Warner Cable, Inc. (a)	35,510	4,050,626
	Time Warner, Inc.	36,200	2,253,812
	Twenty-First Century Fox, Inc.	59,200	1,768,896
	Walt Disney Co. (The) (a)	6,175	399,214
	Washington Post Co. (The) Class B	5,144	2,764,180
			32,052,143
	Metals & Mining 0.9%
	Reliance Steel & Aluminum Co.	47,300	3,320,460
	Steel Dynamics, Inc. (a)	72,599	1,129,640
			4,450,100
	Multi-Utilities 0.0%‡
	Public Service Enterprise Group, Inc.	675	22,808

	Multiline Retail 0.8%
	Big Lots, Inc. (b)	66,100	2,388,193
	Target Corp.	21,800	1,553,250
			3,941,443
	Oil, Gas & Consumable Fuels 12.1%
	Alon USA Energy, Inc.	33,700	460,342
	Anadarko Petroleum Corp. (a)	49,400	4,372,888
¤	Chevron Corp. (a)	82,359	10,368,175
	ConocoPhillips (a)	38,798	2,516,438
	CVR Energy, Inc.	25,800	1,217,502
	Delek US Holdings, Inc.	21,600	653,400
	EOG Resources, Inc.	12,863	1,871,438
¤	Exxon Mobil Corp. (a)	146,145	13,701,094
	Green Plains Renewable Energy, Inc. (b)	93,600	1,550,016
	Hess Corp.	51,903	3,864,697
	HollyFrontier Corp. (a)	1	46
	Marathon Petroleum Corp. (a)	53,366	3,913,329
	Murphy Oil Corp. (a)	52,334	3,544,059
	Occidental Petroleum Corp. (a)	407	36,243
	Phillips 66 (a)	71,292	4,384,458
	Renewable Energy Group, Inc. (b)	44,100	687,078
	Tesoro Corp. (a)	61,479	3,495,081
	VAALCO Energy, Inc. (b)	132,000	818,400
	Valero Energy Corp. (a)	103,159	3,689,997
	Western Refining, Inc.	61,500	1,852,995
			62,997,676
	Paper & Forest Products 1.0%
	Domtar Corp. (a)	19,291	1,340,917
	International Paper Co. (a)	77,071	3,723,300
			5,064,217
	Personal Products 1.9%
	Avon Products, Inc.	148,000	3,383,280
	Herbalife, Ltd.	44,538	2,917,239
	Nu Skin Enterprises, Inc. Class A	40,512	3,388,424
			9,688,943
	Pharmaceuticals 5.8%
	AbbVie, Inc.	46,952	2,135,377
	Eli Lilly & Co. (a)	85,661	4,549,456
	Hi-Tech Pharmacal Co., Inc.	32,200	1,157,268
	Hospira, Inc. (b)	58,900	2,397,230
	Impax Laboratories, Inc. (b)	87,700	1,818,898
¤	Johnson & Johnson (a)	117,692	11,004,202
	Mallinckrodt PLC (b)	1,700	78,013
	Merck & Co., Inc. (a)	49,496	2,384,222
	Pfizer, Inc. (a)	92,811	2,712,866
	Santarus, Inc. (b)	73,600	1,789,952
			30,027,484
	Professional Services 1.8%
	Barrett Business Services, Inc.	14,800	1,039,848
	Insperity, Inc.	27,700	916,039
	Kelly Services, Inc. Class A	22,700	444,239
	ManpowerGroup, Inc.	50,960	3,407,695
	Robert Half International, Inc. (a)	90,854	3,383,403
			9,191,224
	Real Estate Investment Trusts 1.3%
	Corrections Corporation of America	96,544	3,190,779
	GEO Group, Inc. (The)	4	139
	Host Hotels & Resorts, Inc.	194,500	3,473,770
			6,664,688
	Real Estate Management & Development 0.5%
	CBRE Group, Inc. Class A (b)	113,000	2,618,210

	Road & Rail 2.2%
	AMERCO	4,000	665,280
	Arkansas Best Corp.	69,000	1,497,300
	Avis Budget Group, Inc. (b)	57,300	1,812,972
	Con-way, Inc. (a)	77,158	3,198,199
	Hertz Global Holdings, Inc. (b)	41,660	1,066,913
	Ryder System, Inc.	50,900	3,147,656
			11,388,320
	Semiconductors & Semiconductor Equipment 2.5%
	Broadcom Corp. Class A	31,500	868,455
	First Solar, Inc. (b)	11,700	576,108
	Intel Corp. (a)	278,732	6,494,456
	Marvell Technology Group, Ltd.	269,381	3,493,871
	Micron Technology, Inc. (b)	106,440	1,410,330
			12,843,220
	Software 4.7%
	Activision Blizzard, Inc.	141,015	2,535,450
	AVG Technologies N.V. (b)	55,700	1,242,110
	CA, Inc. (a)	17,702	526,457
	Electronic Arts, Inc. (b)	133,709	3,492,479
¤	Microsoft Corp. (a)	341,008	10,854,285
	Oracle Corp. (a)	129,362	4,184,861
	Symantec Corp.	54,064	1,442,427
			24,278,069
	Specialty Retail 5.9%
	Abercrombie & Fitch Co. Class A	64,939	3,238,508
	American Eagle Outfitters, Inc.	114,852	2,255,693
	Ascena Retail Group, Inc. (b)	115,289	2,200,867
	Best Buy Co., Inc.	114,400	3,442,296
	Big 5 Sporting Goods Corp.	70,600	1,431,062
	Brown Shoe Co., Inc.	48,600	1,155,222
	Express, Inc. (b)	42,100	949,355
	GameStop Corp. Class A (a)	72,804	3,571,764
	hhgregg, Inc. (b)	110,200	1,729,038
	Home Depot, Inc. (The) (a)	4,741	374,681
	Lowe's Companies, Inc. (a)	62,716	2,795,879
	Office Depot, Inc. (b)	415,200	1,797,816
	Pep Boys-Manny Moe & Jack (The) (b)	86,100	1,071,945
	Sears Hometown and Outlet Stores, Inc. (b)	31,964	1,392,672
	Staples, Inc.	206,800	3,519,736
			30,926,534
	Textiles, Apparel & Luxury Goods 1.9%
	Carter's, Inc.	27,196	1,939,619
	Deckers Outdoor Corp. (b)	735	40,300
	Fossil Group, Inc. (b)	17,200	1,890,280
	Hanesbrands, Inc.	58,064	3,684,741
	NIKE, Inc. Class B	19,500	1,226,940
	Ralph Lauren Corp.	5,500	1,001,330
			9,783,210
	Tobacco 0.2%
	Philip Morris International, Inc. (a)	14,070	1,254,763

	Trading Companies & Distributors 0.7%
	MRC Global, Inc. (b)	112,973	3,029,936
	Rush Enterprises, Inc. Class A (b)	19,200	478,464
			3,508,400
	Wireless Telecommunication Services 0.9%
	Sprint Corp. (b)	9,800	58,408
	Telephone & Data Systems, Inc.	118,648	3,145,359
	United States Cellular Corp.	40,493	1,607,976
			4,811,743

	Total Common Stocks (Cost $573,693,653)		675,520,799

	Exchange Traded Fund 0.0%‡ (c)
	S&P 500 Index - SPDR Trust Series 1	366	61,730

	Total Exchange Traded Fund (Cost $61,757)		61,730

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $476,832 (Collateralized by a Federal Home loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $535,000 and a Market Value of $490,035)	$476,832	476,832

	Total Short-Term Investment (Cost $476,832)		476,832

	Total Investments, Before Investments Sold Short (Cost $574,232,242) (d)	129.9%	676,059,361

	Investments Sold Short (30.2%)
	Common Stocks Sold Short (29.8%)	Shares
	Aerospace & Defense (0.1%)
	KEYW Holding Corp. (The) (b)	(31,000)	(397,730)

	Air Freight & Logistics (0.2%)
	XPO Logistics, Inc. (b)	(52,400)	(1,281,704)

	Beverages (0.3%)
	Monster Beverage Corp. (b)	(28,954)	(1,765,904)

	Biotechnology (1.7%)
	ARIAD Pharmaceuticals, Inc. (b)	(94,500)	(1,755,810)
	Clovis Oncology, Inc. (b)	(3,500)	(272,580)
	Dynavax Technologies Corp. (b)	(114,600)	(152,418)
	Insmed, Inc. (b)	(20,000)	(222,200)
	Medivation, Inc. (b)	(31,800)	(1,840,266)
	Orexigen Therapeutics, Inc. (b)	(5,700)	(43,320)
	Sunesis Pharmaceuticals, Inc. (b)	(37,500)	(190,500)
	Synta Pharmaceuticals Corp. (b)	(328,900)	(2,206,919)
	TESARO, Inc. (b)	(2,300)	(78,476)
	Theravance, Inc. (b)	(47,200)	(1,820,032)
	Threshold Pharmaceuticals, Inc. (b)	(22,400)	(121,408)
	ZIOPHARM Oncology, Inc. (b)	(102,600)	(305,748)
			(9,009,677)
	Chemicals (0.3%)
	Zoltek Cos., Inc. (b)	(127,700)	(1,778,861)

	Commercial Banks (0.5%)
	First Bancorp/Puerto Rico (b)	(10,800)	(81,324)
	TCF Financial Corp.	(66,413)	(1,012,134)
	Valley National Bancorp	(121,713)	(1,259,730)
			(2,353,188)
	Commercial Services & Supplies (0.0%)‡
	ACCO Brands Corp. (b)	(33,500)	(221,435)

	Communications Equipment (1.7%)
	Infinera Corp. (b)	(115,900)	(1,264,469)
	Palo Alto Networks, Inc. (b)	(37,356)	(1,828,203)
	Parkervision, Inc. (b)	(176,300)	(779,246)
	Procera Networks, Inc. (b)	(108,200)	(1,614,344)
	Ruckus Wireless, Inc. (b)	(131,400)	(1,748,934)
	Sonus Networks, Inc. (b)	(526,800)	(1,801,656)
			(9,036,852)
	Computers & Peripherals (0.7%)
	3D Systems Corp. (b)	(38,200)	(1,804,186)
	Stratasys, Ltd. (b)	(20,004)	(1,773,355)
			(3,577,541)
	Construction & Engineering (0.1%)
	Great Lakes Dredge & Dock Corp.	(85,200)	(655,188)

	Construction Materials (0.2%)
	Eagle Materials, Inc.	(11,500)	(776,020)

	Diversified Consumer Services (0.1%)
	Lifelock, Inc. (b)	(44,600)	(507,102)

	Diversified Telecommunication Services (0.8%)
	8x8, Inc. (b)	(40,500)	(366,930)
	Frontier Communications Corp.	(276,000)	(1,203,360)
	Level 3 Communications, Inc. (b)	(81,231)	(1,791,143)
	Windstream Corp.	(120,700)	(1,007,845)
			(4,369,278)
	Electrical Equipment (0.0%)‡
	Polypore International, Inc. (b)	(5,259)	(220,825)

	Electronic Equipment & Instruments (1.4%)
	Dolby Laboratories, Inc. Class A	(22,600)	(743,314)
	FARO Technologies, Inc. (b)	(200)	(7,346)
	InvenSense, Inc. (b)	(115,200)	(2,036,736)
	IPG Photonics Corp.	(30,379)	(1,850,081)
	Maxwell Technologies, Inc. (b)	(6,800)	(53,924)
	National Instruments Corp.	(37,219)	(1,049,204)
	Universal Display Corp. (b)	(59,400)	(1,719,630)
			(7,460,235)
	Energy Equipment & Services (0.9%)
	CARBO Ceramics, Inc.	(19,200)	(1,686,912)
	GeoSpace Technologies Corp. (b)	(23,200)	(1,726,312)
	McDermott International, Inc. (b)	(146,000)	(1,262,900)
	Nuverra Environmental Solutions, Inc. (b)	(87,500)	(258,125)
			(4,934,249)
	Food & Staples Retailing (0.4%)
	Fairway Group Holdings Corp. (b)	(8,000)	(200,560)
	Fresh Market, Inc. (The) (b)	(33,998)	(1,794,414)
			(1,994,974)
	Food Products (0.3%)
	Annie's, Inc. (b)	(25,400)	(1,049,274)
	Boulder Brands, Inc. (b)	(42,900)	(553,839)
			(1,603,113)
	Health Care Equipment & Supplies (1.3%)
	ABIOMED, Inc. (b)	(18,000)	(451,440)
	Accuray, Inc. (b)	(257,500)	(1,599,075)
	Antares Pharma, Inc. (b)	(406,300)	(1,795,846)
	MAKO Surgical Corp. (b)	(141,100)	(1,981,044)
	Tearlab Corp. (b)	(69,500)	(983,425)
			(6,810,830)
	Health Care Providers & Services (0.3%)
	Accretive Health, Inc. (b)	(5,900)	(58,882)
	Catamaran Corp. (b)	(22,346)	(1,179,869)
	ExamWorks Group, Inc. (b)	(22,800)	(553,584)
			(1,792,335)
	Health Care Technology (0.3%)
	Greenway Medical Technologies (b)	(11,300)	(130,741)
	Vocera Communications, Inc. (b)	(97,300)	(1,408,904)
			(1,539,645)
	Household Durables (1.6%)
	D.R. Horton, Inc.	(87,886)	(1,766,509)
	Hovnanian Enterprises, Inc. Class A (b)	(325,400)	(1,740,890)
	Lennar Corp. Class A	(32,800)	(1,110,936)
	Tempur Sealy International, Inc. (b)	(44,600)	(1,768,390)
	Toll Brothers, Inc. (b)	(54,313)	(1,785,268)
			(8,171,993)
	Independent Power Producers & Energy Traders (0.0%)‡
	Atlantic Power Corp.	(56,200)	(239,412)

	Insurance (0.4%)
	eHealth, Inc. (b)	(46,000)	(1,414,040)
	MBIA, Inc. (b)	(45,731)	(617,368)
			(2,031,408)
	Internet & Catalog Retail (0.4%)
	TripAdvisor, Inc. (b)	(26,811)	(2,011,361)

	Internet Software & Services (2.2%)
	Bazaarvoice, Inc. (b)	(181,300)	(1,900,024)
	Brightcove, Inc. (b)	(52,700)	(538,594)
	Demandware, Inc. (b)	(40,000)	(1,776,800)
	Liquidity Services, Inc. (b)	(1,000)	(28,500)
	Millennial Media, Inc. (b)	(186,500)	(1,848,215)
	Pandora Media, Inc. (b)	(97,247)	(1,783,510)
	Trulia, Inc. (b)	(25,400)	(946,404)
	Yelp, Inc. (b)	(19,600)	(819,280)
	Zillow, Inc. Class A (b)	(25,400)	(1,876,552)
			(11,517,879)
	IT Services (0.4%)
	Higher One Holdings, Inc. (b)	(27,500)	(297,000)
	ServiceSource International, Inc. (b)	(163,400)	(1,743,478)
			(2,040,478)
	Life Sciences Tools & Services (0.1%)
	Sequenom, Inc. (b)	(127,000)	(381,000)

	Machinery (0.4%)
	Proto Labs, Inc. (b)	(27,900)	(1,887,993)

	Media (0.4%)
	DreamWorks Animation SKG, Inc. Class A (b)	(73,975)	(1,831,621)

	Metals & Mining (2.3%)
	Allied Nevada Gold Corp. (b)	(274,636)	(1,831,822)
	Cliffs Natural Resources, Inc.	(49,246)	(960,790)
	Gold Resource Corp.	(216,200)	(1,716,628)
	Hecla Mining Co.	(280,700)	(906,661)
	McEwen Mining, Inc. (b)	(442,400)	(867,104)
	Molycorp, Inc. (b)	(247,422)	(1,845,768)
	Royal Gold, Inc.	(38,365)	(1,983,087)
	Tahoe Resources, Inc. (b)	(120,915)	(1,830,653)
			(11,942,513)
	Multiline Retail (0.7%)
	J.C. Penney Co., Inc. (b)	(105,444)	(1,539,482)
	Sears Holdings Corp. (b)	(41,107)	(1,882,701)
			(3,422,183)
	Oil, Gas & Consumable Fuels (2.9%)
	Cobalt International Energy, Inc. (b)	(63,642)	(1,836,072)
	Golar LNG, Ltd.	(49,910)	(1,723,392)
	Gulfport Energy Corp. (b)	(36,000)	(1,915,200)
	Halcon Resources Corp. (b)	(100,800)	(552,384)
	Laredo Petroleum Holdings, Inc. (b)	(41,500)	(909,265)
	Magnum Hunter Resources Corp. (b)	(466,100)	(1,785,163)
	Nordic American Tanker Shipping	(194,200)	(1,841,016)
	Sanchez Energy Corp. (b)	(11,800)	(279,070)
	Solazyme, Inc. (b)	(117,300)	(1,321,971)
	Teekay Corp.	(45,076)	(1,788,165)
	Triangle Petroleum Corp. (b)	(165,400)	(1,174,340)
			(15,126,038)
	Personal Products (0.2%)
	Star Scientific, Inc. (b)	(462,300)	(850,632)

	Pharmaceuticals (0.5%)
	AcelRx Pharmaceuticals, Inc. (b)	(43,200)	(503,280)
	Repros Therapeutics, Inc. (b)	(89,300)	(1,842,259)
			(2,345,539)
	Professional Services (0.2%)
	Acacia Research Corp.	(54,100)	(1,234,562)

	Real Estate Investment Trusts (0.1%)
	Hatteras Financial Corp.	(14,400)	(289,296)

	Real Estate Management & Development (0.4%)
	St. Joe Co. (The) (b)	(81,000)	(1,837,080)

	Semiconductors & Semiconductor Equipment (0.8%)
	Advanced Micro Devices, Inc. (b)	(443,194)	(1,670,841)
	Cree, Inc. (b)	(23,300)	(1,628,670)
	Freescale Semiconductor, Ltd. (b)	(42,200)	(662,540)
			(3,962,051)
	Software (2.4%)
	Concur Technologies, Inc. (b)	(20,522)	(1,824,201)
	Jive Software, Inc. (b)	(34,100)	(457,622)
	NetSuite, Inc. (b)	(18,956)	(1,779,779)
	ServiceNow, Inc. (b)	(41,021)	(1,787,695)
	SolarWinds, Inc. (b)	(46,300)	(1,643,187)
	Splunk, Inc. (b)	(35,930)	(1,796,859)
	Tableau Software, Inc. Class A (b)	(5,700)	(315,780)
	VirnetX Holding Corp. (b)	(55,500)	(1,058,385)
	Workday, Inc. Class A (b)	(26,510)	(1,810,368)
			(12,473,876)
	Specialty Retail (1.7%)
	Bebe Stores, Inc.	(268,600)	(1,606,228)
	Cabela's, Inc. (b)	(26,900)	(1,846,416)
	Five Below, Inc. (b)	(29,100)	(1,130,826)
	Francesca's Holdings Corp. (b)	(64,200)	(1,596,012)
	Ulta Salon Cosmetics & Fragrance, Inc. (b)	(18,219)	(1,838,297)
	Zumiez, Inc. (b)	(24,100)	(664,437)
			(8,682,216)
	Thrifts & Mortgage Finance (0.1%)
	Flagstar Bancorp, Inc. (b)	(20,200)	(331,280)
	TFS Financial Corp. (b)	(23,477)	(273,977)
			(605,257)
	Trading Companies & Distributors (0.0%)‡
	Titan Machinery, Inc. (b)	(9,100)	(173,719)

	Total Common Stocks Sold Short (Proceeds $(141,232,288))		(155,144,793)

	Exchange Traded Fund Sold Short (0.4%) (c)
	S&P 500 Index - SPDR Trust Series 1	(11,377)	(1,918,845)

	Total Exchange Traded Fund Sold Short (Proceeds $(1,919,295))		(1,918,845)

	Total Investments Sold Short (Proceeds $(143,151,583))	(30.2)%	(157,063,638)

	Total Investments, Net of Investments Sold Short (Cost $431,080,659)	99.7	518,995,723
	Other Assets, Less Liabilities	0.3	1,337,012
	Net Assets	100.0%	$520,332,735

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(b)	Non-income producing security.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	As of July 31, 2013, cost is $580,942,767 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$106,445,021
Gross unrealized depreciation	(11,328,427)
Net unrealized appreciation	$95,116,594

The following abbreviation is used in the above portfolio:

SPDR	-Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$675,520,799	$—	$—	$675,520,799
Exchange Traded Funds	61,730	—	—	61,730
Short-Term Investment
Repurchase Agreement	—	476,832	—	476,832
Total Investments in Securities	$675,582,529	$476,832	$—	$676,059,361

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(155,144,793)	$—	$—	$(155,144,793)
Exchange Traded Fund Sold Short	(1,918,845)	—	—	(1,918,845)
Total Investments in Securities Sold Short	$(157,063,638)	$—	$—	$(157,063,638)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Small Cap Fund
Portfolio of Investments July 31, 2013 (Unaudited)

		Shares	Value
	Common Stocks 92.1% †
	Aerospace & Defense 2.3%
	Curtiss-Wright Corp.	157,100	$6,384,543
	Hexcel Corp. (a)	162,730	5,729,723
			12,114,266
	Auto Components 1.4%
	Dana Holding Corp.	120,500	2,632,925
	Visteon Corp. (a)	67,950	4,475,867
			7,108,792
	Biotechnology 1.6%
	Alkermes PLC (a)	252,205	8,469,044

	Building Products 2.4%
	Armstrong World Industries, Inc. (a)	140,730	7,047,758
	Simpson Manufacturing Co., Inc.	169,779	5,606,103
			12,653,861
	Capital Markets 1.8%
	Diamond Hill Investment Group, Inc.	38,008	3,934,968
	Waddell & Reed Financial, Inc. Class A	108,450	5,537,457
			9,472,425
	Chemicals 2.8%
	Chemtura Corp. (a)	282,500	6,316,700
	Flotek Industries, Inc. (a)	417,250	8,169,755
			14,486,455
	Commercial Banks 8.5%
	Bank of Hawaii Corp.	133,300	7,416,812
¤	BankUnited, Inc.	296,430	8,964,043
	CVB Financial Corp.	388,387	5,083,986
	Investors Bancorp, Inc.	376,502	8,358,344
	Sterling Financial Corp.	103,600	2,748,508
	Texas Capital Bancshares, Inc. (a)	111,850	5,088,057
	ViewPoint Financial Group, Inc.	308,000	6,643,560
			44,303,310
	Commercial Services & Supplies 2.5%
	Herman Miller, Inc.	268,130	7,537,134
	Waste Connections, Inc.	120,600	5,217,156
			12,754,290
	Communications Equipment 1.8%
¤	Harmonic, Inc. (a)	1,192,685	9,135,967

	Computers & Peripherals 0.6%
	Diebold, Inc.	103,415	3,377,534

	Construction Materials 0.2%
	United States Lime & Minerals, Inc. (a)	14,819	883,805

	Containers & Packaging 1.5%
	Silgan Holdings, Inc.	158,810	7,660,994

	Diversified Consumer Services 1.2%
	Service Corp. International	324,700	6,159,559

	Diversified Financial Services 0.8%
	CBOE Holdings, Inc.	79,130	3,964,413

	Diversified Telecommunication Services 0.9%
	Lumos Networks Corp.	235,525	4,463,199

	Electric Utilities 3.5%
	Cleco Corp.	114,653	5,561,817
	Great Plains Energy, Inc.	283,950	6,868,751
	Westar Energy, Inc.	165,900	5,572,581
			18,003,149
	Electronic Equipment & Instruments 2.2%
	National Instruments Corp.	203,234	5,729,166
	OSI Systems, Inc. (a)	78,430	5,520,688
			11,249,854
	Energy Equipment & Services 1.0%
	Dril-Quip, Inc. (a)	55,200	5,018,232

	Food & Staples Retailing 1.2%
	Spartan Stores, Inc.	330,643	6,503,748

	Food Products 1.1%
	TreeHouse Foods, Inc. (a)	83,200	5,906,368

	Health Care Equipment & Supplies 8.3%
	Alere, Inc. (a)	95,400	3,186,360
	Greatbatch, Inc. (a)	82,400	3,114,720
	Haemonetics Corp. (a)	155,700	6,573,654
	Integra LifeSciences Holdings Corp. (a)	199,050	7,840,579
	Sirona Dental Systems, Inc. (a)	89,188	6,296,673
	Teleflex, Inc.	100,800	8,006,544
	Wright Medical Group, Inc. (a)	288,167	7,901,539
			42,920,069
	Health Care Providers & Services 4.3%
	Bio-Reference Laboratories, Inc. (a)	225,925	6,043,494
	U.S. Physical Therapy, Inc.	179,415	5,134,857
¤	WellCare Health Plans, Inc. (a)	183,150	11,177,645
			22,355,996
	Hotels, Restaurants & Leisure 5.0%
¤	Brinker International, Inc.	211,440	8,489,316
¤	Life Time Fitness, Inc. (a)	185,130	9,865,577
	Monarch Casino & Resort, Inc. (a)	275,646	5,650,743
	Papa John's International, Inc. (a)	28,780	1,924,231
			25,929,867
	Household Durables 0.4%
	M/I Homes, Inc. (a)	93,720	1,992,487

	IT Services 3.2%
	Euronet Worldwide, Inc. (a)	171,550	6,314,755
	Forrester Research, Inc.	179,762	6,306,051
	NeuStar, Inc. Class A (a)	68,200	3,824,656
			16,445,462
	Machinery 8.8%
	Actuant Corp. Class A	77,500	2,736,525
	Harsco Corp.	266,950	6,876,632
	Kennametal, Inc.	82,939	3,594,576
¤	Mueller Industries, Inc.	178,100	9,775,909
	Mueller Water Products, Inc. Class A	730,650	5,655,231
	Navistar International Corp. (a)	88,600	3,025,690
	Wabtec Corp.	88,352	5,129,717
¤	Woodward, Inc.	214,000	8,756,880
			45,551,160
	Metals & Mining 0.1%
	Haynes International, Inc.	7,637	367,340

	Multi-Utilities 1.6%
¤	Vectren Corp.	229,550	8,497,941

	Paper & Forest Products 1.4%
	KapStone Paper and Packaging Corp.	165,630	7,296,002

	Pharmaceuticals 1.3%
	Endo Health Solutions, Inc. (a)	177,200	6,815,112

	Professional Services 0.6%
	Resources Connection, Inc.	236,950	3,151,435

	Real Estate Investment Trusts 0.8%
	Tanger Factory Outlet Centers, Inc.	133,050	4,314,812

	Road & Rail 2.3%
	Con-way, Inc.	128,800	5,338,760
	Genesee & Wyoming, Inc. Class A (a)	72,790	6,526,351
			11,865,111
	Semiconductors & Semiconductor Equipment 3.3%
	Cypress Semiconductor Corp. (a)	549,210	7,013,412
	Teradyne, Inc. (a)	267,250	4,406,953
	Veeco Instruments, Inc. (a)	164,490	5,717,672
			17,138,037
	Software 0.9%
	Rovi Corp. (a)	210,600	4,744,818

	Specialty Retail 3.6%
	CST Brands, Inc. (a)	156,000	5,087,160
	Express, Inc. (a)	327,500	7,385,125
	JoS. A. Bank Clothiers, Inc. (a)	155,108	6,337,713
			18,809,998
	Textiles, Apparel & Luxury Goods 3.3%
	G-III Apparel Group, Ltd. (a)	46,980	2,417,591
¤	Iconix Brand Group, Inc. (a)	302,900	9,947,236
	Perry Ellis International, Inc.	229,550	4,613,955
			16,978,782
	Thrifts & Mortgage Finance 2.7%
	Brookline Bancorp, Inc.	715,450	7,054,337
	Capitol Federal Financial, Inc.	532,400	6,713,564
			13,767,901
	Trading Companies & Distributors 0.9%
	Titan Machinery, Inc. (a)	254,770	4,863,559
	Total Common Stocks (Cost $363,096,067)		477,495,154

	Exchange Traded Fund 3.8% (b)
¤	iShares Russell 2000 Value Index Fund	218,570	19,885,499
	Total Exchange Traded Fund (Cost $17,659,712)		19,885,499

		Principal Amount	Value
	Short-Term Investment 4.0%
	Repurchase Agreement 4.0%
	State Street Bank and Trust Co. 0.01%, dated 7/31/13 due 8/1/13 Proceeds at Maturity $20,838,291 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $23,130,000 and a Market Value of $21,257,488)	$20,838,286	20,838,286

	Total Short-Term Investment (Cost $20,838,286)		20,838,286

	Total Investments (Cost $401,594,065) (c)	99.9%	518,218,939
	Other Assets, Less Liabilities	0.1	424,025
	Net Assets	100.0%	$518,642,964

¤	Among the Fund's 10 largest holdings, as of July 31, 2013, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2013, cost is $402,895,511 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$120,407,701
Gross unrealized depreciation	(5,084,273)
Net unrealized appreciation	$115,323,428

The following is a summary of the fair valuations according to the inputs used as of July 31, 2013, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$477,495,154	$—	$—	$477,495,154
Exchange Traded Fund	19,885,499	—	—	19,885,499
Short-Term Investment
Repurchase Agreement	—	20,838,286	—	20,838,286
Total Investments in Securities	$497,380,653	$20,838,286	$—	$518,218,939

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2013, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2013, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2013 Unaudited

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-four separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust has adopted procedures for the valuation of each Fund's securities and has delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of each Fund (the "Valuation Committee"). The Board has authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with questions that arise or cannot be resolved under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. The Valuation Committee meets at a later time, as necessary, to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor of each Fund.

To assess the appropriateness of security valuations, the Manager or the Funds' third party service provider who is subject to oversight by the Manager regularly compares prior day prices, prices on comparable securities and the sale prices to the current day prices and challenges prices exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued by recommendation, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and determinations on a regular basis after considering all relevant information that is reasonably available.

"Fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of July 31, 2013, for the funds investments are included at the end of each Fund's Portfolio of Investments.

The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Funds may utilize third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

Securities for which market values cannot be determined using the methodologies described above are valued by methods deemed in good faith by the Funds' Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended July 31, 2013 there have been no changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which the trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not available from third party pricing source or, if so provided, does not, in the opinion of the Funds' Manager or Subadvisor(s) reflect the security’s market value; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2013, the Balanced, Epoch International Small Cap, Floating Rate, High Yield Opportunities, Intermediate Term Bond, International Opportunities and Short Duration High Yield Funds held securities with a value of $11,385,925, $661,317, $387,609, $21,862,269, $88,570, $(142,304) and $486,212 respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, and the time at which certain Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issue or a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Manager or Subadvisor(s) may pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures. As of July 31, 2013, certain foreign equity securities held by certain Funds were not fair valued in such a manner.

The Allocation and Retirement Funds are "funds-of-funds", meaning that they seek to achieve their investment objectives by investing primarily in other MainStay Funds (the "Underlying Funds"). Investments in Underlying Funds are valued at their NAV at the close of business each day. Securities held by the Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and ask prices. Prices normally are taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are principally traded. Investments in other mutual funds are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Funds' Manager in consultation with the Funds' Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Funds' Manager, in consultation with the Funds' Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less (“Short-Term Investments”) are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using a quoted price in an active market. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the pricing agent and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by a single broker quote obtained from the pricing agent with significant unobservable inputs and are generally categorized as Level 3 in the hierarchy. For these loan assignments, participations and commitments, the Manager may consider additional factors such as liquidity of the Portfolios’ investments. As of July 31, 2013, the Floating Rate, High Yield Opportunities and Short Duration High Yield Funds held securities with values of $70,965,567 $1,899,232 and $703,500, respectively, that were valued by single broker quotes and/or deemed to be illiquid.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation measurement of the Funds' Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

MainStay Balanced Fund

Asset Class	Fair Value at 7/31/13	Valuation Technique	Unobservable Inputs	Range

Asset-Backed Securities (12 positions)	$11,385,907	Market Approach	Offered Quotes	$99.00 - $100.41
Convertible Bond (1 position)	18	Income Approach	Estimated Residual Rate	$0.00 - $0.01
	$11,385,925

MainStay Floating Rate Fund

Asset Class	Fair Value at 7/31/13	Valuation Technique	Unobservable Inputs	Range

Floating Rate Loans (19 positions)	$70,965,567	Market Approach	Offered Quotes	$96.00-$102.25

Common Stock (1 position)	387,609	Income Approach	Estimated Residual Value	$143.3 million
	$71,353,176

MainStay High Yield Opportunities Fund

Asset Class	Fair Value at 7/31/13	Valuation Technique	Unobservable Inputs	Range

Corporate Bond (3 positions)	$11,797	Market Approach	Exchange Value	195
			Credit Value	83
			Nominal Value	$0.01
Foreign Bonds (2 positions)	21,608,149	Income/Market Approach	Yield Discount	75bp
			Offered Quote	$85.00
Loan Assignments & Participation (1 position)	1,899,232	Income/Market Approach	Offered Quote	$101.125

Common Stock (1 position)	242,323	Market Approach	EBITDA Multiple	5
	$23,761,501

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisors might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisors determine the liquidity of a Fund's investments; in doing so, the Manager or Subadvisors may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) the dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued in such manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date:	September 27, 2013

By:	/s/Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	September 27, 2013